AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2006
                                                      REGISTRATION NO. 333-53836
                                                               AND NO. 811-10213

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER |_|
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 9 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 10 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

                      It is proposed that this filing will
                               become effective:

       |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2006 pursuant to paragraph (b) of Rule 485

       |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

               |_| on, pursuant to paragraph (a)(1) of Rule 485

                            If appropriate check the
                                 following box:

    |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                              JEFFERSON NATIONAL

--------------------------------------------------------------------------------
                               ADVANTAGE STRATEGY
              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  This prospectus describes the Advantage Strategy individual flexible premium deferred annuity Contract, fixed and variable accounts (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both.

  The Contract has a variety of Investment Options, which include a Fixed Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account and/or the Sub-accounts. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account offers interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account option.

40|86 SERIES TRUST

MANAGED BY 40|86 ADVISORS, INC.

   o 40|86 Series Trust Balanced Portfolio
   o 40|86 Series Trust Equity Portfolio
   o 40|86 Series Trust Fixed Income Portfolio
   o 40|86 Series Trust Government Securities Portfolio
   o 40|86 Series Trust High Yield Portfolio
   o 40|86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS

MANAGED BY A I M ADVISORS, INC.

   o AIM V.I. Basic Value Fund - Series II shares
   o AIM V.I. Core Equity Fund - Series I shares
   o AIM V.I. Financial Services Fund - Series I shares
   o AIM V.I. Global Health Care Fund - Series I Shares
   o AIM V.I. High Yield Fund - Series I shares
   o AIM V.I. Mid Cap Core Equity Fund - Series II shares
   o AIM V.I. Real Estate Fund - Series I shares (effective July 3, 2006, name changed to AIM V.I. Real Estate Fund - Series I shares)
   o AIM V.I. Technology Fund - Series I shares

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.

   o Alger American Growth Portfolio Class O
   o Alger American Leveraged AllCap Portfolio Class O
   o Alger American MidCap Growth Portfolio Class O
   o Alger American Small Capitalization Portfolio Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

   MANAGED BY ALLIANCEBERNSTEIN L.P.

   o  AllianceBernstein Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   o American Century VP Income & Growth Fund (Class I)
   o American Century VP Inflation Protection Fund (Class II)
   o American Century VP Value Fund (Class I)
   o American Century VP Balanced Fund (Class I)

MANAGED BY AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.

   o American Century VP International Fund (Class I)

THE DIREXION INSURANCE TRUST

MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC

   o DireXion Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS

(SERVICE SHARES)

MANAGED BY THE DREYFUS CORPORATION

   o DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

   o Dreyfus VIF--Disciplined Stock Portfolio (Initial Shares)
   o Dreyfus VIF--International Value Portfolio (Initial Shares)

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

   o Federated Capital Income Fund II
   o Federated High Income Bond Fund II (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

   o Federated International Equity Fund II

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

MANAGED BY JANUS CAPITAL MANAGEMENT LLC

   o Janus Aspen Growth and Income Portfolio (Institutional Shares)
   o Janus Aspen International Growth Portfolio (Institutional Shares)
   o Janus Aspen Large Cap Growth Portfolio (Institutional Shares)
   o Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)


--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
   o Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT LLC

   o Lazard Retirement Emerging Markets Portfolio
   o Lazard Retirement Equity Portfolio
   o Lazard Retirement International Equity Portfolio
   o Lazard Retirement Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

   o Legg Mason Partners Variable All Cap Portfolio
   o Legg Mason Partners Variable High Yield Bond Portfolio
   o Legg Mason Partners Variable Large Cap Growth Portfolio
   o Legg Mason Partners Variable Strategic Bond Portfolio
   o Legg Mason Partners Variable Total Return Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT

   o Legg Mason Partners Variable Aggressive Growth Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES

MANAGED BY SMITH BARNEY MANAGEMENT LLC

   o Legg Mason Partners Variable Government Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO. LLC

   o Lord Abbett Series Fund, Inc. - America's Value Portfolio
   o Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

   o Neuberger Berman AMT Fasciano Portfolio (Class S)
   o Neuberger Berman AMT High Income Bond Fund
   o Neuberger Berman AMT Limited Maturity Bond Portfolio
   o Neuberger Berman AMT Mid-Cap Growth Portfolio
   o Neuberger Berman AMT Partners Portfolio
   o Neuberger Berman AMT Regency Portfolio
   o Neuberger Berman AMT Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   o PIMCO VIT All Asset Portfolio (Administrative Class)
   o PIMCO VIT CommodityRealReturn Strategy Portfolio (Administrative Class)
   o PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class)
   o PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) (Administrative
     Class)
   o PIMCO VIT Global Bond Portfolio (Unhedged) (Administrative Class)
   o PIMCO VIT High Yield Portfolio (Administrative Class)
   o PIMCO VIT Money Market Portfolio (Administrative Class)
   o PIMCO VIT RealEstateRealReturn Strategy Portfolio (Administrative Class)
   o PIMCO VIT Real Return Portfolio (Administrative Class)
   o PIMCO VIT Short-Term Portfolio (Administrative Class)
   o PIMCO VIT StockPLUS(R) Total Return Portfolio (Administrative Class)
   o PIMCO VIT Total Return Portfolio (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

   o Pioneer Core Bond VCT Portfolio
   o Pioneer Equity Income VCT Portfolio
   o Pioneer Europe VCT Portfolio
   o Pioneer Fund VCT Portfolio
   o Pioneer High Yield VCT Portfolio
   o Pioneer Mid Cap Value VCT Portfolio

ROYCE CAPITAL FUND

MANAGED BY ROYCE & ASSOCIATES, LLC

   o Royce Micro-Cap Portfolio
   o Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST

MANAGED BY RYDEX INVESTMENTS

   o Rydex Absolute Return Strategies Fund
   o Rydex Banking Fund
   o Rydex Basic Materials Fund
   o Rydex Biotechnology Fund
   o Rydex Commodities Fund
   o Rydex Consumer Products Fund
   o Rydex Dynamic Dow Fund
   o Rydex Dynamic OTC Fund
   o Rydex Dynamic S&P 500 Fund
   o Rydex Dynamic Strengthening Dollar Fund
   o Rydex Dynamic Weakening Dollar Fund
   o Rydex Electronics Fund
   o Rydex Energy Fund
   o Rydex Energy Services Fund
   o Rydex Europe Advantage Fund
   o Rydex Financial Services Fund
   o Rydex Government Long Bond Advantage Fund
   o Rydex Health Care Fund
   o Rydex Hedged Equity Fund
   o Rydex Internet Fund
   o Rydex Inverse Dynamic Dow Fund
   o Rydex Inverse Government Long Bond Fund
   o Rydex Inverse Mid-Cap Fund
   o Rydex Inverse OTC Fund
   o Rydex Inverse Russell 2000 Fund
   o Rydex Inverse S&P 500 Fund
   o Rydex Japan Advantage Fund
   o Rydex Large-Cap Growth Fund

--------------------------------------------------------------------------------
   o Rydex Large-Cap Value Fund
   o Rydex Leisure Fund
   o Rydex Mid Cap Advantage Fund
   o Rydex Mid-Cap Growth Fund
   o Rydex Mid-Cap Value Fund
   o Rydex Multi-Cap Core Equity Fund
   o Rydex Nova Fund
   o Rydex OTC Fund
   o Rydex Precious Metals Fund
   o Rydex Real Estate Fund
   o Rydex Retailing Fund
   o Rydex Russell 2000 Advantage Fund
   o Rydex Sector Rotation Fund
   o Rydex Small-Cap Growth Fund
   o Rydex Small-Cap Value Fund
   o Rydex Technology Fund
   o Rydex Telecommunications Fund
   o Rydex Transportation Fund
   o Rydex U.S. Government Money Market Fund
   o Rydex Utilities Fund
   o CLS AdvisorOne Amerigo Fund
   o CLS AdvisorOne Clermont Fund

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

   o Seligman Communications and Information Portfolio
   o Seligman Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST

MANAGED BY THIRD AVENUE MANAGEMENT LLC.

   o Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION

   o Van Eck Worldwide Absolute Return Fund
   o Van Eck Worldwide Bond Fund
   o Van Eck Worldwide Emerging Markets Fund
   o Van Eck Worldwide Hard Assets Fund
   o Van Eck Worldwide Real Estate Fund

WELLS FARGO ADVANTAGE FUNDS

MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC.

   o Wells Fargo Advantage VT Discovery Fund
   o Wells Fargo Advantage VT Opportunity Fund

  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

  To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

  o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
  o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.
  THE CONTRACTS:
  o  ARE NOT BANK DEPOSITS
  o  ARE NOT FEDERALLY INSURED
  o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
  o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL
  May 1, 2006

--------------------------------------------------------------------------------
TABLE OF CONTENTS                                                           PAGE

DEFINITIONS OF SPECIAL TERMS..................................................6
HIGHLIGHTS....................................................................8
FEE TABLE.....................................................................9
CONDENSED FINANCIAL INFORMATION...............................................12
THE COMPANY...................................................................13
THE ADVANTAGE STRATEGY ANNUITY CONTRACT.......................................13
   Free Look..................................................................13
   Ownership..................................................................13
   Beneficiary................................................................13
   Assignment.................................................................13
   Requesting Transactions or Obtaining Information About Your Contract.......14
PURCHASE......................................................................14
   Purchase Payments..........................................................14
   Allocation of Purchase Payments............................................14
INVESTMENT OPTIONS............................................................15
   Investment Portfolios......................................................15
   The Fixed Account..........................................................15
   The General Account........................................................15
   Voting Rights..............................................................15
   Substitution...............................................................15
   Transfers..................................................................16
   Excessive Trading Limits...................................................16
   Dollar Cost Averaging Program..............................................17
   Rebalancing Program........................................................18
   Asset Allocation Program...................................................18
   Interest Sweep Program.....................................................18
EXPENSES......................................................................18
   Insurance Charges..........................................................18
   Contract Maintenance Charge................................................18
   Contingent Deferred Sales Charge...........................................19
   Waiver of Contingent Deferred Sales Charge.................................19
   Reduction or Elimination of the Contingent Deferred Sales Charge...........20
   Investment Portfolio Operating Expenses....................................20
   Transfer Fee...............................................................20
   Earnings Protection Benefit Rider..........................................20
   Guaranteed Minimum Withdrawal Benefit......................................20
   Premium Taxes..............................................................20
   Income Taxes...............................................................20
CONTRACT VALUE................................................................21
   Accumulation Units.........................................................21
ACCESS TO YOUR MONEY..........................................................21
   Systematic Withdrawal Program..............................................21
   Optional Guaranteed Minimum Withdrawal Benefit.............................22
   Suspension of Payments or Transfers........................................22
DEATH BENEFIT.................................................................22
   Upon Your Death During the Accumulation Period.............................23

--------------------------------------------------------------------------------
   Standard Death Benefit Amount During the Accumulation Period...............23
   Optional Guaranteed Minimum Death Benefits.................................23
   Earnings Protection Benefit................................................23
   Payment of the Death Benefit During the Accumulation Period................24
   Death of Contract Owner During the Annuity Period..........................24
   Death of Annuitant.........................................................25
ANNUITY PAYMENTS (THE ANNUITY PERIOD).........................................25
   Annuity Payment Amount.....................................................25
   Optional Guaranteed Minimum Income Benefit.................................25
   Annuity Options............................................................26
TAXES.........................................................................26
Annuity Contracts in General..................................................27
Tax Status of the Contracts...................................................27
Taxation of Non-Qualified Contracts...........................................28
Taxation of Qualified Contracts...............................................28
Possible Tax Law Changes......................................................30
OTHER INFORMATION.............................................................30
   Legal Proceedings..........................................................30
   The Separate Account.......................................................30
   Distributor................................................................31
   Financial Statements.......................................................31
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS..................32
APPENDIX B--ACCUMULATION UNIT VALUES..........................................45
APPENDIX C--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES........................68
APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES....................70
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................72

--------------------------------------------------------------------------------
DEFINITIONS OF SPECIAL TERMS

  Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable Contingent Deferred Sales Charges and premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

   ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

   ANNUITY OPTION(S): Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make income payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

   BENEFICIARY: The person designated to receive any benefits under the Contract if you or, under certain circumstances, the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") or applicable bond market is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.

   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

   CONTRACT: The Advantage Strategy individual flexible premium deferred annuity Contract, which provides fixed and variable Investment Options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   DEATH BENEFIT AMOUNT: The Death Benefit Amount is amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision, any optional Guaranteed Minimum Death Benefit Rider, and the optional Earnings Protection Benefit.

   FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Contingent Deferred Sales Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Separate Account Annual Expenses, the optional Guaranteed Minimum Death Benefit, and Guaranteed Minimum Income Benefit. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

   INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the Fixed Account.

   INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored

--------------------------------------------------------------------------------
program or individual retirement account ("IRA").

   OWNER: You, the purchaser of the Contract are the Owner.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

   SEPARATE ACCOUNT: Jefferson National Life Annuity Account I of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

   SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

   TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

--------------------------------------------------------------------------------
HIGHLIGHTS

  The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (the Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account I (Separate Account) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

  The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Standard Death Benefit During the Accumulation Period."

  The Contract also offers a choice of two Guaranteed Minimum Death Benefit options. These benefits are guaranteed by Us. There is an additional charge for these options. These options may not be available in your state. This benefit is described in detail under the heading "Optional Death Benefits."

  We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect one of the Guaranteed Minimum Death Benefit options. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value, on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

  We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the death benefit paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

  The Contract offers, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

  All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

  You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

  FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

  TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

   INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:
   Jefferson National Life Insurance Company
   P.O. Box 36840
   Louisville, Kentucky 40233
   (866) 667-0561

--------------------------------------------------------------------------------
FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE (as a             7%
of percentage Purchase Payments withdrawn)(1)....
TRANSFER FEE(2) .................................  You may make a transfer once every 30 days without charge.
                                                   If you transfer more often,
                                                   We may charge a fee of $25
                                                   per transfer.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                                     CURRENT CHARGE             MAXIMUM CHARGE
CONTRACT MAINTENANCE CHARGE(3) .............................................. $30 per Contract per year  $60 per Contract per year
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk and Administrative Charges .......................           1.40%                      1.65%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(without optional riders) ...................................................           1.40%                      1.65%
OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
(as a percentage of average Separate Account Contract Value)
2 YEAR WAITING PERIOD .......................................................           0.50%                      0.75%
5 YEAR WAITING PERIOD .......................................................           0.35%                      0.50%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 1 RIDER
(as a percentage of average Separate Account Contract Value) ................           0.35%                      0.50%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 2 RIDER
(as a percentage of average Separate Account Contract Value) ................           0.45%                      0.65%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 1 AND OPTIONAL
GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDERS
(as a percentage of average Separate Account Contract Value)(4) .............           0.65%                      1.00%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 2 AND OPTIONAL
GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDERS
(as a percentage of average account value)(4) ...............................           0.75%                      1.15%
OPTIONAL EARNINGS PROTECTION BENEFIT (EPB) RIDER

         BASE BENEFIT
          (as a percentage of Contract Value as of each Contract Anniversary)            0.25%                      0.25%
          OPTIONAL BENEFIT
          (as a percentage of Contract Value as of the Contract Anniversary
          for each 1% of optional coverage elected) ..........................           0.01%                      0.02%
 MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
 (assuming Guaranteed Minimum Withdrawal Benefit (With 2 Year Waiting
 Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum
 Income Benefit and only the Base Benefit under the Earnings Protection
 Benefit rider) ..............................................................           2.90%                      3.80%

--------------------------------------------------------------------------------
The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                             MINIMUM           MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including
management fees,distribution and/or service (12b-1) fees, and other        Gross: 0.27%    Gross: 10.10%
expenses)(5).............................................................   Net: 0.27%      Net: 5.11%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

NUMBER OF CONTRACT YEARS FROM                           CONTINGENT DEFERRED
RECEIPT OF PURCHASE PAYMENT                            SALES CHARGE PERCENT
0-1 ...............................................             7%
2 .................................................             7%
3 .................................................             6%
4 .................................................             5%
5 .................................................             4%
6 .................................................             3%
7 .................................................             2%
8 and more ........................................             0%

Subject to any applicable limitations, each Contract year, you can take money out of your Contract without a Contingent Deferred Sales Charge. The amount of money you can withdraw without a Contingent Deferred Sales Charge is the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor); (ii) the IRS minimum distribution requirement for your Contract if issued in connection with certain Individual Retirement Annuities or Qualified Plans; or (iii) the total of your Purchase Payments that have been in the Contract more than 7 complete Contract years.

(2) Transfers made for the Dollar Cost Averaging Program, Interest Sweep Program or Rebalancing Program do not count toward the one transfer per 30 day limit. All reallocations made on the same day count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) You can purchase the Guaranteed Minimum Income Benefit rider only if you purchase either Guaranteed Minimum Death Benefit Option 1 rider or Guaranteed Minimum Death Benefit Option 2 rider.

(5) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2007. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your Contract has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

                                                                       1 YEAR         3 YEARS         5 YEARS          10 YEARS
       ASSUMING MAXIMUM INVESTMENT
       PORTFOLIO OPERATING EXPENSES ..............................    $1,312.01      $3,467.68       $5,233.40        $8,678.55

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................     $824.63       $1,142.70       $1,398.80        $2,258.89

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):


       ASSUMING MAXIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $1,312.01      $3,467.68       $4,863.03        $8,678.55

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................     $824.63       $1,142.70       $1,045.25        $2,258.89

(3) If you do not surrender your Contract and have not purchased any riders:

       ASSUMING MAXIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................     $680.75       $2,918.86       $4,863.03        $8,678.55

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................     $196.75        $608.33        $1,045.25        $2,258.89

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting
Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income
Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80%:

       ASSUMING MAXIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $1,528.52      $4,007.22       $5,950.35        $9,427.01

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $1,041.13      $1,784.58       $2,453.61        $4,284.92

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period),
Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and
Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80% (except under certain circumstances):

       ASSUMING MAXIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $1,528.52      $4,007.22       $5,576.76        $9,427.01

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $1,041.13      $1,784.58       $2,095.41        $4,284.92

--------------------------------------------------------------------------------
(6) If you do not surrender your Contract and have purchased Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80%:

                                                                       1 YEAR         3 YEARS         5 YEARS          10 YEARS
       ASSUMING MAXIMUM INVESTMENT
       PORTFOLIO OPERATING EXPENSES ..............................     $895.75       $3,455.00       $5,576.76        $9,427.01
       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................     $411.75       $1,246.18       $2,095.41        $4,284.92

CONDENSED FINANCIAL INFORMATION

   Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE COMPANY

   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

   The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ADVANTAGE STRATEGY ANNUITY CONTRACT

   This prospectus describes the variable annuity Contract We are offering. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period.

   The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

   The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

   The Contract is called a variable annuity because you can choose to invest in the Investment Portfolios through the Sub-accounts of the Separate Account, and depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

   In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

   You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

FREE LOOK

   If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, charges for the optional Guaranteed Minimum Withdrawal Benefit and Investment Portfolio Operating Expenses will have been deducted. On the day We receive your request at Our administrative office, We will return the value of your Contract. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to return your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever longer period is required in your state).

OWNERSHIP

   OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

   JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

BENEFICIARY

   The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

   Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other

--------------------------------------------------------------------------------
action We take in accordance with the Contract before We receive notice of the assignment.

   If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

AN ASSIGNMENT MAY BE A TAXABLE EVENT.

REQUESTING TRANSACTIONS OR OBTAINING INFORMATION ABOUT YOUR CONTRACT

   You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

   TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

   We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

PURCHASE

PURCHASE PAYMENTS

   A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

   You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. If you select the systematic payment option or electronic funds transfer (EFT), you can make additional Purchase Payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

ALLOCATION OF PURCHASE PAYMENTS

   You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange (or applicable bond market) closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

-------------------------------------------------------------------

                   15 MINUTES BEFORE NYSE CLOSE
------------------------- ---------------------- ------------------
Dynamic Dow               Dynamic OTC            Dynamic S&P 500
------------------------- ---------------------- ------------------
------------------------- ---------------------- ------------------
Dynamic Strengthening     Dynamic Weakening      Europe Advantage
Dollar                    Dollar
------------------------- ---------------------- ------------------
Government Long Bond      Inverse Government     Inverse Mid-Cap
Advantage                 Long Bond              Growth
------------------------- ---------------------- ------------------
Inverse Dynamic Dow       Inverse OTC            Russell 2000
                                                 Advantage
------------------------- ---------------------- ------------------
Inverse S&P 500           Japan Advantage        Large-Cap Growth
------------------------- ---------------------- ------------------
Mid cap Advnatage         Mid-Cap Growth         Nova
------------------------- ---------------------- ------------------
OTC                       Sector Rotation        Small-Cap Growth
------------------------- ---------------------- ------------------
Small-Cap Value           U.S. Govt Money Mkt
-------------------------------------------------------------------

                   30 MINUTES BEFORE NYSE CLOSE
------------------------- ---------------------- ------------------
Banking                   Energy Services        Real Estate
------------------------- ---------------------- ------------------
Basic Materials           Financial Services     Retailing
------------------------- ---------------------- ------------------
Biotechnology             Health Care            Technology
------------------------- ---------------------- ------------------
Commodities               Internet               Telecommunication
------------------------- ---------------------- ------------------
Consumer Products         Leisure                Transportation
------------------------- ---------------------- ------------------
Electronics               Precious Metals        Utilities
------------------------- ---------------------- ------------------
Energy
------------------------- ---------------------- ------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund

--------------------------------------------------------------------------------
and any other Investment Portfolio, will be processed on the next Business Day.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

   The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

   You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix A for a summary of the investment objectives and strategies for each Investment Portfolio.

   The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolios's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

   We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative services, which We provide to the Investment Portfolios.

THE FIXED ACCOUNT

   During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

   The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account. See your Contract for more information regarding the Fixed Account.

THE GENERAL ACCOUNT

   During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

   It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and

--------------------------------------------------------------------------------
expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

   You can transfer money among the Fixed Account and the Sub-account. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers Section" in this prospectus.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the Fixed Account, and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

   1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

   2. Limits on transfers out of the Fixed Account may apply.

   3. Your request for a transfer must clearly state which Sub-account(s) are involved in the transfer.

   4. Your request for transfer must clearly state how much the transfer is for.

   5. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

   a. the requirement of a minimum time period between each transfer;

   b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

   c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

   6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. You can make one transfer per 30 days during the Annuity Period. Thereafter, We may impose a transfer fee of $25 charge per transfer. The following rules also apply to any transfer during the Annuity Period:

   1. No transfers can be made between the Fixed Account and the Sub-accounts. You may only make transfers between the Sub-accounts.

   2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD
  PARTIES. WE RESERVE THE RIGHT TO MODIFY(INCLUDING TERMINATING) THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

  We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can

--------------------------------------------------------------------------------
disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

    The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

    As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

   We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund Rydex Hedged Equity Fund, and Rydex Multi-Cap Core Equity Fund which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, the PIMCO VIT Money Market Portfolio and the 40|86 Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

-------------------------------------------------------------------
                           30 DAY HOLD
------------------------- ---------------------- ------------------
CLS AdvisorOne Amerigo    CLS AdvisorOne         Federated
                          Clermont               Capital Income
                                                 Fund II
------------------------- ---------------------- ------------------
Federated High Income     Federated              Legg Mason
Bond Fund II              International Equity   Aggressive Growth
                          Fund II
------------------------- ---------------------- ------------------
Legg Mason All Cap        Legg Mason Government  Legg Mason High
                                                 Yield Bond
------------------------ ---------------------- ------------------
Legg Mason Large Cap      Legg Mason Strategic   Legg Mason Total
Growth                    Bond                   Return
------------------------- ---------------------- ------------------
Lord Abbett America's     Lord Abbett Growth     Rydex Absolute
Value                     and Income             Return Strategies
------------------------- ---------------------- ------------------
Rydex Hedged Equity       Rydex Mult-Cap Core    Rydex Sector
                          Equity                 Rotation
-------------------------------------------------------------------

                           60 DAY HOLD
------------------------- ---------------------- ------------------
Dreyfus Disciplined       Dreyfus                Dreyfus Small
Stock                     International Value    Cap Stock
------------------------- ---------------------- ------------------
Dreyfus Socially          Dreyfus Stock Index
Responsible Growth
-------------------------------------------------------------------

                           90 DAY HOLD
------------------------- ---------------------- ------------------
40|86 Series Trust High   AllianceBernstein      Janus Aspen
Yield Portfolio           Growth and Income      Growth and Income
------------------------- ---------------------- ------------------
Janus Aspen               Janus Aspen Large      Janus Aspen
International Growth      Cap Growth             Mid-Cap Growth
------------------------- ---------------------- ------------------
Janus Aspen Worldwide     Third Avenue Value
Growth
------------------------- ---------------------- ------------------



This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days to make a sale in the same Investment Portfolio in Contract 2. All transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. These systematic transactions are not monitored if they are scheduled at least 7 days in advance. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements and disclosure of Investment Portfolio securities holdings to individuals. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

  The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

  Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Sub-account(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

  The transfers made under the DCA Program are not taken

--------------------------------------------------------------------------------
into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Sub-account(s) regardless of fluctuating price levels of the Sub-account(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

   Once your money has been allocated among the Sub-accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE:

Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, We would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-account to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

   We understand the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisors have made arrangements with Us to make their services available to you. Jefferson National has not made any independent investigation of these advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment advisor. If the Contract is a Non-Qualified Contract, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is a Qualified Contract, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met.

   Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax adviser regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

   You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

EXPENSES

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

   Each day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose one of the Guaranteed Minimum Death Benefits (GMDB) and/or the Guaranteed Minimum Income Benefits (GMIB).

   The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

   The Insurance Charges will be as follows:

     GMDB       GMDB         GMIB        CURRENT        MAXIMUM
  OPTION 1  OPTION 2                   INSURANCE     INSURANCE
  ELECTED    ELECTED      ELECTED       CHARGE         CHARGE

     No          No           No          1.40%          1.65%
    Yes          No           No          1.75%          2.15%
     No         Yes           No          1.85%          2.30%
    Yes          No           Yes         2.05%          2.65%
    Yes          No           Yes         2.15%          2.80%

CONTRACT MAINTENANCE CHARGE

   On each Contract Anniversary during the Accumulation

--------------------------------------------------------------------------------
Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

   We do not deduct the Contract Maintenance Charge if the value of your Contract is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

   The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

   No Contract Maintenance Charge is deducted during the Annuity Period.

CONTINGENT DEFERRED SALES CHARGE

   During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract. The charge is as follows:

NUMBER OF YEARS                                   CONTINGENT
FROM RECEIPT OF                                 DEFERRED SALES
PURCHASE PAYMENT                                    CHARGE
0-1                                                   7%
2                                                     7%
3                                                     6%
4                                                     5%
5                                                     4%
6                                                     3%
7                                                     2%
8 or more                                             0%

   In addition, the following circumstances further limit or reduce Contingent Deferred Sales Charge charges, in some states, as applicable:

   o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;

   o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

   o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from .9 to 0 for Contract years one through ten and later, respectively.

   FREE WITHDRAWALS. Subject to any applicable limitations, each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

   o 10% of the Contract Value (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor);

   o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

   o the total of your Purchase Payments that have been in the Contract for 8 or more complete years.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

   In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

   UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o your Contract has been in force for at least 1 year;

   o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   o your employment was involuntarily terminated by your employer; and

   o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   o confinement begins after the first Contract year;

   o confinement is prescribed by a qualified physician and is medically necessary;

   o request for this benefit is made during confinement or within 60 days after confinement ends; and

--------------------------------------------------------------------------------
   o We receive due proof of confinement.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.

   o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner.

   This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

   We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

INVESTMENT PORTFOLIO OPERATING EXPENSES

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

TRANSFER FEE

   During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

   During the Accumulation Period, the transfer fee is deducted from the Investment Option that you transfer from. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, and then from the Sub-account with the largest balance that is involved in the transfer.

   During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

   If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

EARNINGS PROTECTION BENEFIT RIDER

   If, at the time of you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

                         0.25% of Contract Value as of the
For Base Benefit:        Contract Anniversary.

For Optional             0.01% of Contract Value as of the
Benefit:                 Contract Anniversary for each 1% of
(Current Charge)         optional coverage elected.

For Optional             0.02% of Contract Value as of the
Benefit:                 Contract Anniversary for each 1% of
(Maximum Charge)         optional coverage elected.

If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

PREMIUM TAXES

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

--------------------------------------------------------------------------------
INCOME TAXES

   We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

   Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. The value of your Contract is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

   Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

   1. dividing the value of a Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day; and

   2. subtracting the daily amount of the Insurance Charges and the charges for the optional Guaranteed Minimum Withdrawal Benefit, if elected.

   The value of an Accumulation Unit may go up or down from Business Day to Business Day.

   When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Sub-Account by the value of the Accumulation Unit for that Sub-Account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Sub-Account after the New York Stock Exchange (or applicable bond market) closes each Business Day and then credit your Contract.

   EXAMPLE: On Wednesday, We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

   o by making a withdrawal (either a partial or a complete withdrawal);

   o by electing to receive Annuity Payments; or

   o when a death benefit is paid to your Beneficiary. Withdrawals can only be made during the Accumulation Period.

   When you make a complete withdrawal, you will receive the Contract Value on the day you made the withdrawal, (i) less any applicable Contingent Deferred Sales Charge; (ii) less any Contract Maintenance Charge; and (iii) less any applicable premium tax.

  You must tell Us which Investment Option you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Option must be at least $500. If you do not have at least $500 in the Contract after a partial withdrawal, We reserve the right to terminate the Contract and pay you the Contract Value less any applicable fees and charges. These minimum amounts are waived for systematic withdrawals and required minimum distributions.

   Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

   A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances). Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

SYSTEMATIC WITHDRAWAL PROGRAM

   The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

--------------------------------------------------------------------------------
OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit
(GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

   If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

   Once the Benefit Amount has been determined, We calculate the annual guaranteed withdrawal amount (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

   Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

   If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

   If, in any year, total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

  o (1 - withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

  If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. Your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

  Once you elect the GMWB, you are entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

  Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

  If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to receive either the remaining Benefit Payments or Death Benefit Amount payable under your Contract.

  You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value, less any applicable Contingent Deferred Sales Charges, less any applicable Contract Maintenance Charge and less premium taxes, at the time of surrender and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

  Please see Appendix D for examples of how the Benefit Amount and Benefit Payment are calculated.

SUSPENSION OF PAYMENTS OR TRANSFERS

   We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

     1. the New York Stock Exchange (or applicable bond market) is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange (or applicable bond market) is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

     4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

   If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

   If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you

--------------------------------------------------------------------------------
have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

   The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Options until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive election for the payment of the remaining Death Benefit Amount.

STANDARD DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

   If you die prior to age 80 and you did not elect one of the two optional Guaranteed Minimum Death Benefits, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals and Contingent Deferred Sales Charges.

      If you are age 80 or over and you did not elect one of the two optional Guaranteed Minimum Death Benefit, the Death Benefit Amount will be equal to the Contract Value as of the Business Day We receive due proof of death and a payment election.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFITS

   For an extra charge, at the time you purchase the Contract, you can choose one of two optional Guaranteed Minimum Death Benefit options each of which, depending on market conditions, may provide a greater Death Benefit Amount than the standard death benefit described above.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 1. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

      (1) the total Purchase Payments you have made, less all Adjusted Partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

      (2) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

   Under this option, if death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or (2) the Death Benefit Amount as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 2. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

      (1) the total Purchase Payments you have made, less all Adjusted Partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

      (2) the Contract Value as of the Business Day We receive due proof of death and a payment election;

      (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals; or

      (4) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death.

   Under this option, if death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or (2) the Death Benefit Amount as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

   If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner.

   It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

   If the Beneficiary is the spouse of the Owner of the Contact and elects to continue the Contract after the Owner's death, the Beneficiary can elect to continue the optional Guaranteed Minimum Death Benefit. However, for purposes of determining the new Death Benefit Amount, the Death Benefit Amount is treated as the premium.

   THESE BENEFITS MAY NOT BE AVAILABLE IN YOUR STATE.

OPTIONAL EARNINGS PROTECTION BENEFIT (EPB)

   The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are below age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract or any other rider. Withdrawals from the Contract

--------------------------------------------------------------------------------

will reduce the rider's death benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

   BASE DEATH BENEFIT. Upon the death of the Owner, We will add an amount to the Death Benefit Amount equal to 50% (30% if the owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain to the Beneficiary upon Our receipt of due proof of death of the Owner at Our administrative office.

   OPTIONAL DEATH BENEFIT. If the Owner's death occurs after the fifth Contract Year and the optional death benefit is selected, We add to the Death Benefit Amount, in addition to the rider's base death benefit, an optional rider death benefit in an amount equal to 50% (30% for issue ages 70-75) of the Optional Gain to the Beneficiary upon Our receipt of due proof of death of the Owner. This optional death benefit is only available for exchanges of deferred annuity Contracts in a manner that qualifies for non-recognition of income treatment under Section 1035 of the Internal Revenue Code, as amended.

   ELIGIBLE GAIN. Eligible Gain is the least of:
   o  the Contract gain; or

   o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

   o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

   EQUIVALENCY WITHDRAWAL. The Equivalency Withdrawal is:


   o  the partial withdrawal amount; divided by

   o  the Contract Value prior to the withdrawal; multiplied by

   o  the sum of all Purchase Payments less all prior Equivalency Withdrawals.

   If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

   OPTIONAL COVERAGE PERCENTAGE. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

   CONTRACT GAIN. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

   OPTIONAL GAIN. The Optional Gain is:

   o  the Optional Coverage Percentage; multiplied by

   o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

   o the sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

   TERMINATION. The EPB rider terminates and charges and benefits automatically end on the earliest of:

   o  The Annuity Date; or

   o  Full surrender; or

   o  Death of the Owner; or

   o  Transfer of ownership

   We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

   See Appendix C for examples of how this benefit works.

   It is possible that the IRS may take the position that charges for the Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period.

   OPTION 1--lump sum payment of the Death Benefit Amount; or

   OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

   OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

   Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

   o continue the Contract in his or her own name at the then current Contract Value;

   o  elect a lump sum payment of the Death Benefit Amount; or

   o  apply the Death Benefit Amount to an Annuity Option.

   If the spouse elects to continue the Contract, the Contract Value will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse.

   If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

   If you or a Joint Owner, who is not the Annuitant, dies

--------------------------------------------------------------------------------
during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

DEATH OF ANNUITANT

   If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

   Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

   Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

   The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date. The Annuity Date may not be later than the earlier of the date the Annuitant reaches attained age 90 or the maximum date permitted under applicable state law. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

   You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments.

   During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

ANNUITY PAYMENT AMOUNT

   If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

   1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a Variable Annuity Option on the Annuity Date;

   2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

   3) The performance of the Investment Portfolio(s) you selected; and

   4) The Annuity Option you selected.

   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

   On the Annuity Date, your Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 5th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you elect.

   Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, We may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50.

   Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

   For an extra charge, you can elect the Guaranteed Minimum Income Benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT EITHER GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 OR GUARANTEED MINIMUM DEATH BENEFIT OPTION 2.

   Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments.

--------------------------------------------------------------------------------
   IF YOU ELECT GUARANTEED MINIMUM DEATH BENEFIT OPTION 1. Prior to your 80th birthday, the Guaranteed Minimum Income Benefit base is equal to the largest Contract Value on any Contract Anniversary, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments made less any Adjusted Partial Withdrawals.

   IF YOU ELECT GUARANTEED MINIMUM DEATH BENEFIT OPTION 2. Prior to your 80th birthday, the Guaranteed Minimum Income Benefit base is the greater of:

      (1) the largest Contract Value on any Contract Anniversary, less any Adjusted Partial Withdrawals; or

      (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the Annuity Date.

   Irrespective of which Guaranteed Minimum Income Benefit option you choose, the Guaranteed Minimum Income Benefit base on or after your 80th birthday is equal to the greater of (1) the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge; or
(2) the Guaranteed Minimum Income Benefit base as of the last Contract Anniversary before your 80th birthday less any Adjusted Partial Withdrawals.

   If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

   If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

   o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will be applied.

   o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

   o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

   o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

   o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

   On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

   It is possible that the IRS may take the position that charges for the Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

   You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

   OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made Annuity Payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.

   OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate
(AIR) for a variable Annuity Option.

   OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.

   OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments as long as either the Annuitant or a joint Annuitant is alive. The Annuitant must be at least 50 years old, and the joint Annuitant must be at least 45 years old at the time of the first monthly Annuity Payment.

TAXES

   NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

--------------------------------------------------------------------------------
ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each Sub-account of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Sub-accounts, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the investment divisions of the Separate Account have not been explicitly addressed in published rulings. While We believe that the Contracts do not give owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

  The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the Owner or the joint lives of the Owner and the Owner's designated beneficiary determined by using the life expectancy factor under the table in Treasury Regulation 1.401(a)(9)-9 Q&A-2; or

(b) if the Owner's only designated beneficiary is the Owner's spouse and the spouse is more than 10 years younger than the Owner, then the distribution period is determined by using the joint life expectancy factor under the table in Treasury Regulation 1.401(a)(9)-9 Q&A-3. For Tax Sheltered Annuities, required distributions do not have to be withdrawn from the Contract if they are being withdrawn from another Tax Sheltered Annuity You own.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this Contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA You own. If the Owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which

--------------------------------------------------------------------------------
is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

   If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year. For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS


   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract Value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year.

There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the Annuity Option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an Annuity Option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax

--------------------------------------------------------------------------------
consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   ADDITIONAL CHARGES. It is possible that the IRS may take the position that charges for the Earnings Protection Benefit, charges for the optional Guaranteed Minimum Death Benefit and charges for the Guaranteed Minimum Income Benefit under the Contract are deemed to be taxable distributions to you. Although We do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for

--------------------------------------------------------------------------------
state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

  Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

  On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

THE SEPARATE ACCOUNT

   We established a separate account, Jefferson National Life Annuity Account I (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was know as Conseco Variable Annuity Account I. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on August 23, 2000. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Separate Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

   The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

   Where permitted by law, We may:

   o  create new separate accounts;

   o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

   o  transfer assets of the Separate Account, which We

--------------------------------------------------------------------------------
      determine to be associated with the class of policies to which this policy belongs, to another separate account;

   o  transfer the Separate Account to another insurance company;

   o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   o  make the Sub-accounts available under other policies We issue;

   o  add new Investment Portfolios or remove existing Investment Portfolios;

   o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Separate Account;

   o  deregister the Separate Account under the Investment Company Act of 1940;
      and

   o operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

   Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

   Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Jefferson National Life Annuity Account I are included in the Statement of Additional Information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2005, and for the year then ended, and the financial statements of Jefferson National Life Annuity Account I for the year ended December 31, 2005 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2004, and for the year then ended, and the financial statements of Jefferson National Life Annuity Account I for the year ended December 31, 2004 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40|86 SERIES TRUST

   40|86 Series Trust is managed by 40|86 Advisors, Inc. 40|86 Series Trust is a mutual fund with multiple portfolios.. The following Investment Portfolios are available under the Contract:

40|86 SERIES TRUST BALANCED PORTFOLIO

   The 40|86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk.

40|86 SERIES TRUST EQUITY PORTFOLIO

   The 40|86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The Portfolio normally invests at least 80% of its assets in U.S. common stocks, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40|86 SERIES TRUST FIXED INCOME PORTFOLIO

   The 40|86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The Portfolio normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40|86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO

   The 40|86 Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. The Portfolio normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40|86 SERIES TRUST HIGH YIELD PORTFOLIO

   The 40|86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. The Portfolio normally invests at least 80% of its assets in high-yield (below investment grade) fixed income securities.

40|86 SERIES TRUST MONEY MARKET PORTFOLIO

   The 40|86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Real Estate Fund (Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. CORE EQUITY FUND - SERIES I SHARES

   The Fund seeks growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

AIM V.I. FINANCIAL SERVICES FUND - SERIES I SHARES

   The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. GLOBAL HEALTH CARE FUND - SERIES I SHARES (FORMERLY KNOWN AS AIM V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES)

   The Fund seeks capital growth. The Fund normally invests 80% of its assets in securities of health care industry companies.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. REAL ESTATE FUND - SERIES I SHARES (EFFECTIVE JULY 3, 2006 RENAMED AIM V.I. GLOBAL REAL ESTATE FUND)

The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund. The investment objective will be as follows: The

--------------------------------------------------------------------------------
fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. TECHNOLOGY FUND - SERIES I SHARES

   The Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

   AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

   The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc., except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

   The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

   The American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

--------------------------------------------------------------------------------
THE DIREXION INSURANCE TRUST

   The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DIREXION DYNAMIC VP HY BOND FUND

   DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset alocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is the Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)(FORMERLY KNOWN AS JANUS ASPEN GROWTH PORTFOLIO)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues objective by investing, under normal circumstances, at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase.

JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-

--------------------------------------------------------------------------------
term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. LF&Co. established Lazard Asset Management as its investment management division and registered with the Securities and Exchange Commission as an investment advisor on May 1, 1970. On May 5, 2005, Lazard LLC announced certain changes to its ownership structure. On that date, shares of Lazard Ltd, a newly formed Bermuda corporation, began trading publicly on the New York Stock Exchange under the symbol "LAZ". Interests in Lazard Ltd are held by public stockholders, as well as by current and former Managing Directors of Lazard LLC, which changed its name to "Lazard Group LLC". As before the initial public offering of shares, Lazard Group LLC continues to be the sole member of Lazard Freres & Co. LLC, a New York limited liability company, which continues to be the parent of Lazard Asset Management. The day-to-day management and operations of Lazard Asset Management have not changed as a result of the changes described above. The following Investment Portfolios are available under the Contract:

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. IN choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's

--------------------------------------------------------------------------------
judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 10% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o  The potential to become a larger factor in the company's business sector

   o  Significant debt but high levels of free cash flow

   o A relatively short corporate history with the expectation that the business may grow

   The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

   The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

   The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational COMPANIES that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of January 31, 2006, the market capitalization range of the Russell 1000 Index was $611 million to $390 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

   The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

NEUBERGER BERMAN AMT HIGH INCOME BOND FUND

   The fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the fund normally invests primarily in a diversified portfolio of intermediate term, high-yield corporate bonds of
U. S. issuers (including those sometimes known as "junk bonds") with maturities of 10 years or less rated at the time of investment "Baa1" to "B3" by Moody's Investors Service, Inc. ("Moodys"), or "BBB+" to "B-" by Standard & Poor's ("S&P"), or unrated bonds deemed by Neuberger Berman Management Inc. to be of comparable quality.

--------------------------------------------------------------------------------
NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

   The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

   The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

   Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT ALL ASSET PORTFOLIO

   Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

PIMCO VIT COMMODITYREALRETURN STRATEGY PORTFOLIO

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT EMERGING MARKETS BOND PORTFOLIO

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT GLOBAL BOND PORTFOLIO (UNHEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT HIGH YIELD PORTFOLIO

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or , if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT MONEY MARKET PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REALESTATEREALRETURN STRATEGY PORTFOLIO

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT REAL RETURN PORTFOLIO

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMPCO'S forecast for interest rates.

PIMCO VIT STOCKPLUS(R) TOTAL RETURN PORTFOLIO

   Seeks total return which exceeds that of the S&P 500. The

--------------------------------------------------------------------------------
Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT TOTAL RETURN PORTFOLIO

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER CORE BOND VCT PORTFOLIO

   The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests at least 80% of its total assets in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER HIGH YIELD VCT PORTFOLIO

   The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER MID CAP VALUE VCT PORTFOLIO

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Mid-Cap Value Index.

ROYCE CAPITAL FUND

   Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

   Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies.

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

   Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Hedged Equity Fund, Rydex Absolute Return Strategies Fund and Rydex Multi-Cap Core Equity Fund which do not permit active trading). This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

RYDEX ABSOLUTE RETURN STRATEGIES FUND

   The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk

--------------------------------------------------------------------------------
characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well established investment strategies widely employed by hedge funds. The Fund pursues this objective by allocating capital to gain exposure to a combination of directional and non-directional positions. The Fund will predominately have a long exposure to directional and non-directional positions. There may betimes that the Fund will have a short exposure to one or more of the directional and/or non-directional positions. Directional positions include equities, fixed income, commodities, currencies, covered call options and long options. Non-directional positions include market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spread and duration neutral default spreads.

RYDEX BANKING FUND

   The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY FUND

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX COMMODITIES FUND

   The Commodities Fund seeks long-term capital appreciation through an investment in commodity-linked instruments. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

RYDEX CONSUMER PRODUCTS

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX DYNAMIC DOW FUND

   The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM.

RYDEX DYNAMIC OTC FUND

   The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC S&P 500 FUND

   The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX DYNAMIC STRENGTHENING DOLLAR FUND

     The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX DYNAMIC WEAKENING DOLLAR FUND

     The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX ELECTRONICS FUND

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY FUND

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES FUND

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX EUROPE ADVANTAGE FUND

   The Europe Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones StoxxSM 50 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

--------------------------------------------------------------------------------
RYDEX FINANCIAL SERVICES FUND

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE FUND

   The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Lehman Long Treasury Bond Index.

RYDEX HEALTH CARE FUND

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX HEDGED EQUITY FUND

   The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well established investment strategies widely employed by long/short hedge funds. The Fund pursues this objective by allocating capital to gain exposure to a combination of directional and non-directional positions. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions. Directional positions include equities, covered call options and long options. Non-directional positions include market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, and merger arbitrage spreads.

RYDEX INTERNET FUND

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW FUND

   The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE GOVERNMENT LONG BOND FUND

   The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the Long Treasury Bond.

RYDEX INVERSE MID-CAP FUND

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC FUND

   The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000 FUND

   The Inverse Russell 2000 p Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE S&P 500 FUND

   The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE FUND

   The Japan Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH FUND

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

RYDEX LARGE CAP VALUE FUND

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

RYDEX LEISURE FUND

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE FUND

   The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

--------------------------------------------------------------------------------
RYDEX MID-CAP GROWTH FUND

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

RYDEX MID-CAP VALUE FUND

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index").

RYDEX MULTI-CAP CORE EQUITY FUND

   The Multi-Cap Core Equity Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in a combination of quantitative value-oriented and growth-oriented strategies within economic sectors and across the small, medium and large market capitalization ranges. The Advisor uses a quantitative model to allocate the Fund's investments among these sector and capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each.

RYDEX NOVA FUND

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS FUND

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE FUND

   The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING FUND

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE FUND

   The Russell 2000 Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX SECTOR ROTATION FUND

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH FUND

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index.

RYDEX SMALL-CAP VALUE FUND

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

RYDEX TECHNOLOGY FUND

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS FUND

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION FUND

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES FUND

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS ADVISORONE AMERIGO FUND

   The Fund seeks capital appreciation and long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide

--------------------------------------------------------------------------------
capital growth or appreciation.

CLS ADVISORONE CLERMONT FUND

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SALOMON BROTHERS ASSET MANAGEMENT INC

   Salomon Brothers is located at 399 Park Avenue, New York, New York, and is a wholly owned subsidiary of Legg Mason, Inc. Salomon Brothers, together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2005, Salomon Brothers had approximately $88.6B in assets under management.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

   The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. This objective may be changed without shareholder approval. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities. The fund may also invest in non-dividend paying stocks.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. Credit quality: The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as (a)junk bonds." Maturity: The fund normally maintains an average portfolio maturity of between 6 and 12 years. However, the fund may invest in individual securities of any maturity.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

   The fund seeks long-term growth of capital. This objective may be changed without shareholder approval. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

o U.S. government obligations

o Mortgage and asset-backed

o Investment and non-investment securities grade U.S. and foreign corporate

o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality

--------------------------------------------------------------------------------
as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund has no specific average portfolio maturity requirement, but generally anticipates maintaining a range of 4.5 to 10 years. The fund may hold individual securities of any maturity and may at times hold a substantial portion of its assets in short-term instruments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

   The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. These objectives may be changed without shareholder approval. The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The fund varies its allocations between equity and fixed income securities depending om the manager's view of economic and market conditions, fiscal and monetary policy and security values. However, under normal market conditions at least 40% of the fund's assets are allocatd to equity securities. The funds investments in fixed income securities are primarily investment grade but the fund may invest up to 20% of its assets in nonconvertible fixed income securities rated below investment grade by a recognized rating agency, or in unrated securities of equivalent quality. Securities rated below investment grade are commonly referred to as "junk bonds". The fund's investment s in fixed income securities may be of any maturity.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

   The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities include U.S. Treasury securities, and mortgage-related and asset-backed securities. Some government mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

   The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital--appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS FUND

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management, Incorporated. The following Funds are available under the Contract:

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

   The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial

--------------------------------------------------------------------------------
health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

   The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractice opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

--------------------------------------------------------------------------------
  APPENDIX B--ACCUMULATION UNIT VALUES

The following table shows the Accumulation Unit values and the number of Accumulation Units outstanding for the Sub-accounts of the separate account investing in the Investment Portfolios for the periods ended December 31. The information is derived from the financial statements of the Separate Account.

For the period ending December 31, 2005, each Sub-account had three sets of Accumulation Unit values that reflected the three levels of Insurance Charges under the Contract. The Accumulation Unit value does not reflect the deduction of other charges, such as the Contract Maintenance Charge and the Earnings Protection Benefit Rider charge.

   The following table reflects two different levels of charges:

   o Line (a) shows the Contract without any optional benefits, which is the minimum Contract charge.

   o Line (b) shows the Contract with the 2-year waiting period Guaranteed Minimum Withdrawal Benefit, Guaranteed Minimum Death Benefit -- Option 2 and the Guaranteed Minimum Income Benefit elected, which is the maximum Contract charge.

                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:

BALANCED PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $15.076      $13.795       $11.346      $13.213       $13.901
                                  (b)       $11.013      $10.203        $9.958      $13.042       $13.762

Ending AUV                        (a)       $15.705      $15.076       $13.795      $11.346       $13.213
                                  (b)       $11.329      $11.013       $10.203      $11.130       $13.042

Ending number of AUs                         53,348       66,361        33,216       22,878         2,620

EQUITY PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $19.755      $16.565       $12.246      $14.344       $15.065
                                  (b)       $11.986      $10.177        $9.905      $14.158       $14.914

Ending AUV                        (a)       $21.709      $19.755       $16.565      $12.246       $14.344
                                  (b)       $13.008      $11.986       $10.177      $12.016       $14.158

Ending number of AUs                        117,805       52,666        25,803       30,775         1,328

FIXED INCOME PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $13.642      $13.208       $12.252      $11.869       $11.622
                                  (b)       $10.273      $10.072       $10.049      $11.715       $11.506

Ending AUV                        (a)       $13.757      $13.642       $13.208      $12.252       $11.869
                                  (b)       $10.232      $10.273       $10.072      $12.020       $11.715

Ending number of AUs                         42,865       41,106        35,481       88,497         9,068

GOVERNMENT SECURITIES PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $12.652      $12.521       $12.528      $11.620       $11.327
                                  (b)       $10.026      $10.047       $10.059      $11.469       $11.213

Ending AUV                        (a)       $12.693      $12.652       $12.521      $12.528       $11.620
                                  (b)        $9.933      $10.026       $10.047      $12.291       $11.469

Ending number of AUs                         38,368       40,609        39,242       58,305         3,438

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $14.830      $13.587       $10.816      $10.400       $10.506
                                  (b)       $10.885      $10.098       $10.019      $10.296       $10.432

Ending AUV                        (a)       $14.792      $14.830       $13.587      $10.816       $10.400
                                  (b)       $10.722      $10.885       $10.098      $10.644       $10.296

Ending number of AUs                        105,410       81,066        91,418      105,302        52,477

MONEY MARKET PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $11.311      $11.365       $11.453      $11.471       $11.392
                                  (b)        $9.814       $9.985       $10.000      $11.323       $11.278

Ending AUV                        (a)       $11.476      $11.311       $11.365      $11.453       $11.471
                                  (b)        $9.833       $9.814        $9.985      $11.237       $11.323

Ending number of AUs                        276,844      144,119       134,312      131,911        48,985

----------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUND:

BASIC VALUE FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $14.113      $12.913       $10.000          N/A           N/A
                                  (b)       $11.238      $10.412        $9.931          N/A           N/A

Ending AUV                        (a)       $14.673      $14.113       $12.913          N/A           N/A
                                  (b)       $11.539      $11.238       $10.412          N/A           N/A

Ending number of AUs                         18,941       12,640         2,039          N/A           N/A

FINANCIAL SERVICES FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $11.135      $10.391        $8.132       $9.691       $10.430
                                  (b)       $10.995      $10.390        $9.923       $9.652       $10.419

Ending AUV                        (a)       $11.629      $11.135       $10.391       $8.132        $9.691
                                  (b)       $11.341      $10.995       $10.390       $8.051        $9.652

Ending number of AUs                          6,496        4,852         4,207       14,204        13,609

GLOBAL HEALTH CARE FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $10.182       $9.599        $7.618      $10.226       $10.365
                                  (b)       $10.761      $10.273        $9.935      $10.185       $10.354

Ending AUV                        (a)       $10.859      $10.182        $9.599       $7.618       $10.226
                                  (b)       $11.334      $10.761       $10.273       $7.542       $10.185

Ending number of AUs                         19,610       14,816        10,660       21,678        11,170

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.768       $9.966           N/A          N/A           N/A
                                  (b)       $10.678       $9.964           N/A          N/A           N/A

Ending AUV                        (a)       $10.907      $10.768           N/A          N/A           N/A
                                  (b)       $10.682      $10.678           N/A          N/A           N/A

Ending number of AUs                         16,366       91,513           N/A          N/A           N/A

MID CAP CORE EQUITY FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $13.891      $12.404        $9.958          N/A           N/A
                                  (b)       $11.302      $10.220        $9.932          N/A           N/A

Ending AUV                        (a)       $14.694      $13.891       $12.404          N/A           N/A
                                  (b)       $11.808      $11.302       $10.220          N/A           N/A

Ending number of AUs                         25,929       25,204         6,526          N/A           N/A

REAL ESTATE FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $19.551      $14.517       $10.604      $10.110       $10.259
                                  (b)       $13.642      $10.257       $10.000      $10.069       $10.248

Ending AUV                        (a)       $22.024      $19.551       $14.517      $10.604       $10.110
                                  (b)       $15.177      $13.642       $10.257      $10.498       $10.069

Ending number of AUs                         34,667       35,950        11,492        7,662        54,233

TECHNOLOGY FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $5.607       $5.434        $3.793       $7.236        $9.094
                                  (b)       $10.186       $9.997        $9.797       $7.207        $9.084

Ending AUV                        (a)        $5.649       $5.607        $5.434       $3.793        $7.236
                                  (b)       $10.136      $10.186        $9.997       $3.755        $7.207

Ending number of AUs                         27,638       97,453       108,937       34,725        10,044

----------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $12.284      $11.809        $8.860      $13.409       $14.638
                                  (b)       $10.603      $10.322        $9.888      $13.235       $14.491

Ending AUV                        (a)       $13.572      $12.284       $11.809       $8.860       $13.409
                                  (b)       $11.570      $10.603       $10.322       $8.692       $13.235

Ending number of AUs                         96,218       77,914        36,575       23,349         2,069

LEVERAGED ALLCAP PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $14.816      $13.888       $10.454      $16.041       $17.259
                                  (b)       $10.779      $10.232        $9.875      $15.833       $17.087

Ending AUV                        (a)       $16.721      $14.816       $13.888      $10.454       $16.041
                                  (b)       $12.015      $10.779       $10.232      $10.256       $15.833

Ending number of AUs                         34,335       39,707        37,122       19,063         1,570

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $18.044      $16.187       $11.107      $15.987       $16.518
                                  (b)       $11.138      $10.118        $9.867      $15.779       $16.352

Ending AUV                        (a)       $19.542      $18.044       $16.187      $11.107       $15.987
                                  (b)       $11.913      $11.138       $10.118      $10.897       $15.779

Ending number of AUs                         56,420       46,251        23,240       18,863         1,317

SMALL CAPITALIZATION PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $9.273       $8.068        $5.747       $7.901        $8.768
                                  (b)       $11.488      $10.120        $9.894       $7.798        $8.680

Ending AUV                        (a)       $10.689       $9.273        $8.068       $5.747        $7.901
                                  (b)       $13.077      $11.488       $10.120       $5.639        $7.798

Ending number of AUs                         79,318       59,485        40,285        4,157           298

----------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIO, INC:

VP BALANCED FUND (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)       $10.042          N/A           N/A          N/A           N/A
                                  (b)       $10.041          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $10.599          N/A           N/A          N/A           N/A
                                  (b)       $10.510          N/A           N/A          N/A           N/A

Ending number of AUs                            879          N/A           N/A          N/A           N/A

VP INCOME & GROWTH FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $12.632      $11.337        $8.887      $11.178       $11.901
                                  (b)       $11.452      $10.408        $9.920      $11.033       $11.841

Ending AUV                        (a)       $13.034      $12.632       $11.337       $8.887       $11.178
                                  (b)       $11.670      $11.452       $10.408       $8.719       $11.033

Ending number of AUs                         53,124       70,367        13,818       25,100           621

VP INFLATION PROTECTION FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.553      $10.044           N/A          N/A           N/A
                                  (b)       $10.465      $10.042           N/A          N/A           N/A

Ending AUV                        (a)       $10.569      $10.553           N/A          N/A           N/A
                                  (b)       $10.351      $10.465           N/A          N/A           N/A

Ending number of AUs                          5,237        5,949           N/A          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $11.247       $9.925        $8.083      $10.295       $11.688
                                  (b)       $11.528      $10.301        $9.951      $10.161       $11.571

Ending AUV                        (a)       $12.561      $11.247        $9.925       $8.083       $10.295
                                  (b)       $12.715      $11.528       $10.301       $7.931       $10.161

Ending number of AUs                         34,947       41,034        21,589       16,502            17

VP VALUE FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $15.994      $14.186       $11.156      $12.947       $12.477
                                  (b)       $11.635      $10.450        $9.973      $12.779       $12.352

Ending AUV                        (a)       $16.566      $15.994       $14.186      $11.156       $12.947
                                  (b)       $11.902      $11.635       $10.450      $10.945       $12.779

Ending number of AUs                         34,716       42,068        35,385       37,484        12,343

----------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:

DYNAMIC VP HY BOND FUND (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)       $10.056          N/A           N/A          N/A           N/A
                                  (b)       $10.055          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $10.431          N/A           N/A          N/A           N/A
                                  (b)       $10.344          N/A           N/A          N/A           N/A

Ending number of AUs                          4,682          N/A           N/A          N/A           N/A

----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS:

DREYFUS SMALL CAP STOCK INDEX PORTFOLIO (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)       $10.131          N/A           N/A          N/A           N/A
                                  (b)       $10.130          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $11.492          N/A           N/A          N/A           N/A
                                  (b)       $11.396          N/A           N/A          N/A           N/A

Ending number of AUs                          2,308          N/A           N/A          N/A           N/A

----------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $9.604       $9.170        $7.380      $10.534       $11.878
                                  (b)       $10.563      $10.213        $9.888      $10.397       $11.759

Ending AUV                        (a)        $9.813       $9.604        $9.170       $7.380       $10.534
                                  (b)       $10.660      $10.563       $10.213       $7.241       $10.397

Ending number of AUs                         25,159       37,457         9,517        1,274           771

----------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND: (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $11.805      $10.820        $8.548      $11.166       $12.046
                                  (b)       $11.187      $10.383        $9.923      $11.021       $11.925

Ending AUV                        (a)       $12.187      $11.805       $10.820       $8.548       $11.166
                                  (b)       $11.407      $11.187       $10.383       $8.387       $11.021

Ending number of AUs                        133,944      156,579       114,285      115,185        15,277

----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:

DISCIPLINED STOCK PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $9.495       $8.927        $7.328       $9.604       $10.414
                                  (b)       $10.872      $10.351        $9.926       $9.479       $10.310

Ending AUV                        (a)        $9.950       $9.495        $8.927       $7.328        $9.604
                                  (b)       $11.252      $10.872       $10.351       $7.190        $9.479

Ending number of AUs                         17,204       18,342         7,708        5,149           374

INTERNATIONAL VALUE PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $13.300      $11.238        $8.358       $9.657       $10.482
                                  (b)       $12.241      $10.473       $10.007       $9.531       $10.377

Ending AUV                        (a)       $14.676      $13.300       $11.238       $8.358        $9.657
                                  (b)       $13.339      $12.241       $10.473       $8.200        $9.531

Ending number of AUs                         53,934       52,715        26,278        6,117           362

----------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:

CAPITAL INCOME FUND II (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $8.437       $7.784        $6.542       $8.723        $9.725
                                  (b)       $11.050      $10.323       $10.012       $8.610        $9.627

Ending AUV                        (a)        $8.843       $8.437        $7.784       $6.542        $8.723
                                  (b)       $11.438      $11.050       $10.323       $6.418        $8.610

Ending number of AUs                         12,297       23,521        13,333      109,293           274

HIGH INCOME BOND FUND II (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $11.760      $10.797        $8.959       $8.963        $9.026
                                  (b)       $10.871      $10.107       $10.012       $8.847        $8.935

Ending AUV                        (a)       $11.905      $11.760       $10.797       $8.959        $8.963
                                  (b)       $10.869      $10.871       $10.107       $8.789        $8.847

Ending number of AUs                         64,569      139,997       139,518      172,560         9,333

INTERNATIONAL EQUITY FUND II  (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $12.357      $10.986        $8.449      $11.094       $13.194
                                  (b)       $11.503      $10.356       $10.000      $10.950       $13.061

Ending AUV                        (a)       $13.292      $12.357       $10.986       $8.449       $11.094
                                  (b)       $12.220      $11.503       $10.356       $8.290       $10.950

Ending number of AUs                         22,747       36,309        15,012       11,899             0

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:

GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MARCH 21, 2003)

Beginning AUV                     (a)       $13.539      $12.266       $10.227          N/A           N/A
                                  (b)       $11.280      $10.348        $9.912          N/A           N/A

Ending AUV                        (a)       $14.998      $13.539       $12.266          N/A           N/A
                                  (b)       $12.340      $11.280       $10.348          N/A           N/A

Ending number of AUs                         39,781       20,515         8,677          N/A           N/A

INTERNATIONAL PORTFOLIO (INCEPTION DATE MARCH 21, 2003)

Beginning AUV                     (a)       $16.934      $14.438       $10.136          N/A           N/A
                                  (b)       $12.000      $10.360        $9.923          N/A           N/A

Ending AUV                        (a)       $22.093      $16.934       $14.438          N/A           N/A
                                  (b)       $15.462      $12.000       $10.360          N/A           N/A

Ending number of AUs                         13,465        4,936            98          N/A           N/A

LARGE CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $15.192      $14.741       $12.200          N/A           N/A
                                  (b)       $10.410      $10.228        $9.872          N/A           N/A

Ending AUV                        (a)       $15.623      $15.192       $14.741          N/A           N/A
                                  (b)       $10.573      $10.410       $10.228          N/A           N/A

Ending number of AUs                         37,119       26,140        35,819          N/A           N/A

MID CAP GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $12.937      $10.865        $8.156      $11.477       $13.937
                                  (b)       $11.953      $10.166        $9.900      $11.328       $13.794

Ending AUV                        (a)       $14.328      $12.937       $10.865       $8.156       $11.477
                                  (b)       $13.074      $11.953       $10.166       $8.001       $11.328

Ending number of AUs                         52,601       42,491        29,147       26,197         1,138

WORLDWIDE GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $11.337      $10.998        $8.858          N/A           N/A
                                  (b)       $10.577      $10.367        $9.911          N/A           N/A

Ending AUV                        (a)       $11.835      $11.337       $10.998          N/A           N/A
                                  (b)       $10.906      $10.577       $10.367          N/A           N/A

Ending number of AUs                         16,058       22,999        40,130          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:

EMERGING MARKETS PORTFOLIO (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $12.653       $9.816           N/A          N/A           N/A
                                  (b)       $12.547       $9.815           N/A          N/A           N/A

Ending AUV                        (a)       $17.566      $12.653           N/A          N/A           N/A
                                  (b)       $17.203      $12.547           N/A          N/A           N/A

Ending number of AUs                         70,530        3,301           N/A          N/A           N/A

EQUITY PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $11.687      $10.602        $8.670      $10.498       $11.548
                                  (b)       $11.261      $10.344        $9.924      $10.362       $11.433

Ending AUV                        (a)       $11.915      $11.687       $10.602       $8.670       $10.498
                                  (b)       $11.338      $11.261       $10.344       $8.506       $10.362

Ending number of AUs                         10,421        1,531         3,366       11,488         1,624

INTERNATIONAL EQUITY FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $11.292       $9.932           N/A          N/A           N/A
                                  (b)       $11.198       $9.930           N/A          N/A           N/A

Ending AUV                        (a)       $12.321      $11.292           N/A          N/A           N/A
                                  (b)       $12.067      $11.198           N/A          N/A           N/A

Ending number of AUs                          3,694        1,792           N/A          N/A           N/A

SMALL CAP PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $16.772      $14.805       $10.941      $13.478       $12.638
                                  (b)       $11.430      $10.217        $9.937      $13.303       $12.512

Ending AUV                        (a)       $17.200      $16.772       $14.805      $10.941       $13.478
                                  (b)       $11.577      $11.430       $10.217      $10.735       $13.303

Ending number of AUs                         42,512       59,010        62,123       60,966        53,279

----------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:

AGGRESSIVE GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)       $10.029          N/A           N/A          N/A           N/A
                                  (b)       $10.028          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $11.756          N/A           N/A          N/A           N/A
                                  (b)       $11.658          N/A           N/A          N/A           N/A

Ending number of AUs                              0          N/A           N/A          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
ALL CAP PORFOLIO (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.698      $10.069           N/A          N/A           N/A
                                  (b)       $10.609      $10.068           N/A          N/A           N/A

Ending AUV                        (a)       $10.977      $10.698           N/A          N/A           N/A
                                  (b)       $10.750      $10.609           N/A          N/A           N/A

Ending number of AUs                         13,217        2,579           N/A          N/A           N/A

GOVERNMENT PORTFOLIO (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)        $9.999          N/A           N/A          N/A           N/A
                                  (b)        $9.998          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $10.013          N/A           N/A          N/A           N/A
                                  (b)        $9.929          N/A           N/A          N/A           N/A

Ending number of AUs                              0          N/A           N/A          N/A           N/A

HIGH YIELD BOND PORTFOLIO (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)       $10.009          N/A           N/A          N/A           N/A
                                  (b)       $10.008          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $10.551          N/A           N/A          N/A           N/A
                                  (b)       $10.463          N/A           N/A          N/A           N/A

Ending number of AUs                              0          N/A           N/A          N/A           N/A

LARGE CAP PORTFOLIO (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)        $9.923       $9.913           N/A          N/A           N/A
                                  (b)        $9.840       $9.912           N/A          N/A           N/A

Ending AUV                        (a)       $10.297       $9.923           N/A          N/A           N/A
                                  (b)       $10.084       $9.840           N/A          N/A           N/A

Ending number of AUs                          3,430          845           N/A          N/A           N/A

STRATEGIC BOND PORTFOLIO (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.613       $9.998           N/A          N/A           N/A
                                  (b)       $10.524       $9.997           N/A          N/A           N/A

Ending AUV                        (a)       $10.724      $10.613           N/A          N/A           N/A
                                  (b)       $10.503      $10.524           N/A          N/A           N/A

Ending number of AUs                          4,841        9,967           N/A          N/A           N/A

TOTAL RETURN PORTFOLIO (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.594      $10.017           N/A          N/A           N/A
                                  (b)       $10.505      $10.015           N/A          N/A           N/A

Ending AUV                        (a)       $10.794      $10.594           N/A          N/A           N/A
                                  (b)       $10.571      $10.505           N/A          N/A           N/A

Ending number of AUs                          2,025           22           N/A          N/A           N/A


------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :

AMERICA'S VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $14.029      $12.215       $10.000          N/A           N/A
                                  (b)       $11.788      $10.394        $9.974          N/A           N/A

Ending AUV                        (a)       $14.358      $14.029       $12.215          N/A           N/A
                                  (b)       $11.915      $11.788       $10.394          N/A           N/A

Ending number of AUs                         40,580       38,348         6,237          N/A           N/A

GROWTH AND INCOME PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $15.162      $13.649       $10.565      $13.071       $13.617
                                  (b)       $11.464      $10.451        $9.949      $12.902       $13.481

Ending AUV                        (a)       $15.437      $15.162       $13.649      $10.565       $13.071
                                  (b)       $11.528      $11.464       $10.451      $10.365       $12.902

Ending number of AUs                         96,974      100,986        59,789       58,045         2,516

----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

FASCIANO PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $13.835      $12.541       $10.040          N/A           N/A
                                  (b)       $11.088      $10.177        $9.917          N/A           N/A

Ending AUV                        (a)       $14.038      $13.835       $12.541          N/A           N/A
                                  (b)       $11.112      $11.088       $10.177          N/A           N/A

Ending number of AUs                          3,241        7,637         1,487          N/A           N/A

HIGH INCOME BOND PORTFOLIO (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)        $9.999          N/A           N/A          N/A           N/A
                                  (b)        $9.998          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $10.322          N/A           N/A          N/A           N/A
                                  (b)       $10.236          N/A           N/A          N/A           N/A

Ending number of AUs                            389          N/A           N/A          N/A           N/A







LIMITED MATURITY BOND PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $12.053      $12.129       $12.009      $11.561       $11.219
                                  (b)        $9.832      $10.018       $10.015      $11.411       $11.107

Ending AUV                        (a)       $12.058      $12.053       $12.129      $12.009       $11.561
                                  (b)        $9.713       $9.832       $10.018      $11.783       $11.411

Ending number of AUs                         47,601       43,985        28,162       48,996        48,165

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $8.689       $7.577        $5.999       $8.610        $9.889
                                  (b)       $11.453      $10.112        $9.854       $8.575        $9.879

Ending AUV                        (a)        $9.746       $8.689        $7.577       $5.999        $8.610
                                  (b)       $12.687      $11.453       $10.112       $5.939        $8.575
Ending number of AUs                         31,063       45,930        24,505        7,051         9,554

PARTNERS PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $11.843      $10.095        $7.578      $10.131       $10.499
                                  (b)       $11.935      $10.302        $9.926       $9.999       $10.394

Ending AUV                        (a)       $13.786      $11.843       $10.095       $7.578       $10.131
                                  (b)       $13.722      $11.935       $10.302       $7.435        $9.999

Ending number of AUs                         28,480       27,589        10,053        1,546             0

REGENCY PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $15.725      $13.033       $10.010          N/A           N/A
                                  (b)       $12.205      $10.243        $9.957          N/A           N/A

Ending AUV                        (a)       $17.368      $15.725       $13.033          N/A           N/A
                                  (b)       $13.313      $12.205       $10.243          N/A           N/A

Ending number of AUs                          7,282       18,790           389          N/A           N/A

SOCIALLY RESPONSIVE PORTFOLIO (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $11.295      $10.015           N/A          N/A           N/A
                                  (b)       $11.200      $10.013           N/A          N/A           N/A

Ending AUV                        (a)       $11.902      $11.295           N/A          N/A           N/A
                                  (b)       $11.656      $11.200           N/A          N/A           N/A

Ending number of AUs                          4,814            0           N/A          N/A           N/A

----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
MONEY MARKET FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)        $9.976       $9.999           N/A          N/A           N/A
                                  (b)        $9.892       $9.998           N/A          N/A           N/A

Ending AUV                        (a)       $10.110       $9.976           N/A          N/A           N/A
                                  (b)        $9.901       $9.892           N/A          N/A           N/A

Ending number of AUs                         22,860       11,350           N/A          N/A           N/A

REAL RETURN FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $11.294      $10.516       $10.035          N/A           N/A
                                  (b)       $10.655      $10.046       $10.104          N/A           N/A

Ending AUV                        (a)       $11.370      $11.294       $10.516          N/A           N/A
                                  (b)       $10.594      $10.655       $10.046          N/A           N/A

Ending number of AUs                         64,460       51,147         6,985          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
SHORT TERM FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.011      $10.000           N/A          N/A           N/A
                                  (b)        $9.927       $9.998           N/A          N/A           N/A

Ending AUV                        (a)       $10.120      $10.011           N/A          N/A           N/A
                                  (b)        $9.911       $9.927           N/A          N/A           N/A

Ending number of AUs                         24,581        2,406           N/A          N/A           N/A

TOTAL RETURN FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $10.458      $10.112       $10.010          N/A           N/A
                                  (b)       $10.301      $10.085       $10.069          N/A           N/A

Ending AUV                        (a)       $10.566      $10.458       $10.112          N/A           N/A
                                  (b)       $10.277      $10.301       $10.085          N/A           N/A

Ending number of AUs                        113,223       53,410        11,715          N/A           N/A

----------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:

CORE BOND PORTFOLIO (INCEPTION DATE JULY 15, 2005)

Beginning AUV                     (a)       $10.000          N/A           N/A          N/A           N/A
                                  (b)       $10.000          N/A           N/A          N/A           N/A

Ending AUV                        (a)        $9.977          N/A           N/A          N/A           N/A
                                  (b)        $9.920          N/A           N/A          N/A           N/A

Ending number of AUs                            336          N/A           N/A          N/A           N/A

EQUITY INCOME PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $10.456       $9.138        $7.579       $9.155        $9.594
                                  (b)       $11.766      $10.413        $9.965       $9.100        $8.565

Ending AUV                        (a)       $10.880      $10.456        $9.138       $7.579        $9.155
                                  (b)       $12.092      $11.766       $10.413       $7.488        $9.100

Ending number of AUs                         54,199       35,182        18,431        3,630         2,426

EUROPE PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $9.154       $7.854        $5.992       $7.508        $8.035
                                  (b)       $12.115      $10.525       $10.000       $7.462        $8.010

Ending AUV                        (a)        $9.733       $9.154        $7.854       $5.992        $7.508
                                  (b)       $12.721      $12.115       $10.525       $5.920        $7.462

Ending number of AUs                          9,175        3,064        12,070            0             0

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
FUND PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $9.293       $8.496        $6.980       $8.766        $9.441
                                  (b)       $11.148      $10.321        $9.922       $8.714        $9.412

Ending AUV                        (a)        $9.708       $9.293        $8.496       $6.980        $8.766
                                  (b)       $11.502      $11.148       $10.321       $6.896        $8.714

Ending number of AUs                         64,530       67,334         7,500        2,626         4,038

HIGH YIELD PORTFOLIO (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)       $10.003          N/A           N/A          N/A           N/A
                                  (b)       $10.002          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $10.445          N/A           N/A          N/A           N/A
                                  (b)       $10.357          N/A           N/A          N/A           N/A

Ending number of AUs                         91,422          N/A           N/A          N/A           N/A

MID CAP VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)       $10.057          N/A           N/A          N/A           N/A
                                  (b)       $10.056          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $10.904          N/A           N/A          N/A           N/A
                                  (b)       $10.813          N/A           N/A          N/A           N/A

Ending number of AUs                          7,331          N/A           N/A          N/A           N/A

Ending number of AUs                              0          N/A           N/A          N/A           N/A

----------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUNDS:
MICRO-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $16.567      $14.758       $10.052          N/A           N/A
                                  (b)       $11.270      $10.166        $9.973          N/A           N/A

Ending AUV                        (a)       $18.234      $16.567       $14.758          N/A           N/A
                                  (b)       $12.250      $11.270       $10.166          N/A           N/A

Ending number of AUs                         38,891       36,680         9,897          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
SMALL-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $17.163      $13.929        $9.982          N/A           N/A
                                  (b)       $12.369      $10.166        $9.974          N/A           N/A

Ending AUV                        (a)       $18.373      $17.163       $13.929          N/A           N/A
                                  (b)       $13.078      $12.369       $10.166          N/A           N/A

Ending number of AUs                         78,055       71,311        14,108          N/A           N/A

----------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:

CLS ADVISORONE AMERIGO FUND (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)       $10.041          N/A           N/A          N/A           N/A
                                  (b)       $10.040          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $11.267          N/A           N/A          N/A           N/A
                                  (b)       $11.173          N/A           N/A          N/A           N/A

Ending number of AUs                          2,799          N/A           N/A          N/A           N/A

CLS ADVISORONE CLERMONT FUND (INCEPTION DATE MAY 1, 2005)

Beginning AUV                     (a)       $10.027          N/A           N/A          N/A           N/A
                                  (b)       $10.026          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $10.527          N/A           N/A          N/A           N/A
                                  (b)       $10.439          N/A           N/A          N/A           N/A

Ending number of AUs                              0          N/A           N/A          N/A           N/A

BANKING FUND (INCEPTION MAY 1, 2004)

Beginning AUV                     (a)       $11.576      $10.096           N/A          N/A           N/A
                                  (b)       $11.479      $10.094           N/A          N/A           N/A

Ending AUV                        (a)       $11.100      $11.576           N/A          N/A           N/A
                                  (b)       $10.871      $11.479           N/A          N/A           N/A

Ending number of AUs                            397          108           N/A          N/A           N/A

BASIC MATERIALS FUND (INCEPTION MAY 1, 2004)

Beginning AUV                     (a)       $12.367       $9.969           N/A          N/A           N/A
                                  (b)       $12.264       $9.967           N/A          N/A           N/A

Ending AUV                        (a)       $12.688      $12.367           N/A          N/A           N/A
                                  (b)       $12.426      $12.264           N/A          N/A           N/A

Ending number of AUs                         81,012        4,436           N/A          N/A           N/A

BIOTECHNOLOGY FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)        $9.250       $9.795           N/A          N/A           N/A
                                  (b)        $9.172       $9.794           N/A          N/A           N/A

Ending AUV                        (a)       $10.095       $9.250           N/A          N/A           N/A
                                  (b)        $9.886       $9.172           N/A          N/A           N/A

Ending number of AUs                         71,575        1,998           N/A          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
COMMODITIES FUND (INCEPTION DATE OCTOBER 21, 2005)

Beginning AUV                     (a)       $10.048          N/A           N/A          N/A           N/A
                                  (b)       $10.047          N/A           N/A          N/A           N/A

Ending AUV                        (a)        $9.635          N/A           N/A          N/A           N/A
                                  (b)        $9.612          N/A           N/A          N/A           N/A

Ending Number of AUs                          2,048          N/A           N/A          N/A           N/A

CONSUMER PRODUCTS FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.403      $10.096           N/A          N/A           N/A
                                  (b)       $10.315      $10.095           N/A          N/A           N/A

Ending AUV                        (a)       $10.218      $10.403           N/A          N/A           N/A
                                  (b)       $10.007      $10.315           N/A          N/A           N/A

Ending number of AUs                          7,291          327           N/A          N/A           N/A

DYNAMIC DOW  FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                     (a)       $11.038       $9.918           N/A          N/A           N/A
                                  (b)       $10.980       $9.918           N/A          N/A           N/A

Ending AUV                        (a)       $10.471      $11.038           N/A          N/A           N/A
                                  (b)       $10.286      $10.980           N/A          N/A           N/A

Ending number of AUs                            125          469           N/A          N/A           N/A

DYNAMIC OTC FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $12.111       $9.767           N/A          N/A           N/A
                                  (b)       $12.009       $9.766           N/A          N/A           N/A

Ending AUV                        (a)       $11.581      $12.111           N/A          N/A           N/A
                                  (b)       $11.341      $12.009           N/A          N/A           N/A

Ending number of AUs                         88,383       34,512           N/A          N/A           N/A

DYNAMIC S&P 500 FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $11.559      $10.054           N/A          N/A           N/A
                                  (b)       $11.462      $10.053           N/A          N/A           N/A

Ending AUV                        (a)       $11.784      $11.559           N/A          N/A           N/A
                                  (b)       $11.541      $11.462           N/A          N/A           N/A

Ending number of AUs                         93,975          120           N/A          N/A           N/A

DYNAMIC STRENGTHENING DOLLAR FUND (INCEPTION DATE OCTOBER 21, 2005)

Beginning AUV                     (a)       $10.120          N/A           N/A          N/A           N/A
                                  (b)       $10.120          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $10.350          N/A           N/A          N/A           N/A
                                  (b)       $10.324          N/A           N/A          N/A           N/A

Ending Number of AUs                              0          N/A           N/A          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
DYNAMIC WEAKENING DOLLAR FUND (INCEPTION DATE JULY 15, 2005)

Beginning AUV                     (a)        $9.880          N/A           N/A          N/A           N/A
                                  (b)        $9.880          N/A           N/A          N/A           N/A

Ending AUV                        (a)        $9.659          N/A           N/A          N/A           N/A
                                  (b)        $9.635          N/A           N/A          N/A           N/A

Ending Number of AUs                              0          N/A           N/A          N/A           N/A

ELECTRONICS FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)        $9.098       $9.740           N/A          N/A           N/A
                                  (b)        $9.021       $9.739           N/A          N/A           N/A

Ending AUV                        (a)        $9.319       $9.098           N/A          N/A           N/A
                                  (b)        $9.126       $9.021           N/A          N/A           N/A

Ending number of AUs                         40,698        1,957           N/A          N/A           N/A

ENERGY FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $12.095      $10.225           N/A          N/A           N/A
                                  (b)       $11.994      $10.223           N/A          N/A           N/A

Ending AUV                        (a)       $16.525      $12.095           N/A          N/A           N/A
                                  (b)       $16.184      $11.994           N/A          N/A           N/A

Ending number of AUs                         88,360       38,919           N/A          N/A           N/A

ENERGY SERVICES FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $12.085      $10.174           N/A          N/A           N/A
                                  (b)       $11.984      $10.173           N/A          N/A           N/A

Ending AUV                        (a)       $17.674      $12.085           N/A          N/A           N/A
                                  (b)       $17.309      $11.984           N/A          N/A           N/A

Ending number of AUs                         67,836       36,994           N/A          N/A           N/A

EUROPE ADVANTAGE FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $12.038      $10.113           N/A          N/A           N/A
                                  (b)       $11.937      $10.111           N/A          N/A           N/A

Ending AUV                        (a)       $12.625      $12.038           N/A          N/A           N/A
                                  (b)       $12.365      $11.937           N/A          N/A           N/A

Ending number of AUs                          3,380          108           N/A          N/A           N/A

FINANCIAL SERVICES FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $11.469      $10.048           N/A          N/A           N/A
                                  (b)       $11.373      $10.047           N/A          N/A           N/A

Ending AUV                        (a)       $11.692      $11.469           N/A          N/A           N/A
                                  (b)       $11.451      $11.373           N/A          N/A           N/A

Ending number of AUs                         17,185        2,250           N/A          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND ADVANTAGE FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $10.336       $9.668        $9.985          N/A           N/A
                                  (b)       $10.747      $10.179       $10.221          N/A           N/A

Ending AUV                        (a)       $10.979      $10.336        $9.668          N/A           N/A
                                  (b)       $11.275      $10.747       $10.179          N/A           N/A

Ending number of AUs                          5,537        6,762           916          N/A           N/A

HEALTH CARE FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.059      $10.065           N/A          N/A           N/A
                                  (b)        $9.974      $10.064           N/A          N/A           N/A

Ending AUV                        (a)       $10.975      $10.059           N/A          N/A           N/A
                                  (b)       $10.748       $9.974           N/A          N/A           N/A

Ending number of AUs                         16,907          865           N/A          N/A           N/A

INTERNET FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $11.189       $9.793           N/A          N/A           N/A
                                  (b)       $11.095       $9.791           N/A          N/A           N/A

Ending AUV                        (a)       $10.882      $11.189           N/A          N/A           N/A
                                  (b)       $10.657      $11.095           N/A          N/A           N/A

Ending number of AUs                         36,660        1,903           N/A          N/A           N/A

INVERSE DYNAMIC DOW  FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                     (a)        $8.711      $10.077           N/A          N/A           N/A
                                  (b)        $8.665      $10.077           N/A          N/A           N/A

Ending AUV                        (a)        $8.730       $8.711           N/A          N/A           N/A
                                  (b)        $8.576       $8.665           N/A          N/A           N/A
Ending number of AUs                             68           94           N/A          N/A           N/A

INVERSE GOVERNMENT LONG BOND FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)        $8.664       $9.835       $10.000          N/A           N/A
                                  (b)        $8.494       $9.764        $9.787          N/A           N/A

Ending AUV                        (a)        $8.096       $8.664        $9.835          N/A           N/A
                                  (b)        $7.839       $8.494        $9.764          N/A           N/A

Ending number of AUs                          3,458        7,527           977          N/A           N/A

INVERSE MID-CAP FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                     (a)        $8.743       $9.942           N/A          N/A           N/A
                                  (b)        $8.696       $9.942           N/A          N/A           N/A

Ending AUV                        (a)        $7.918       $8.743           N/A          N/A           N/A
                                  (b)        $7.778       $8.696           N/A          N/A           N/A

Ending number of AUs                              0            0           N/A          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
INVERSE OTC FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)        $8.634      $10.109           N/A          N/A           N/A
                                  (b)        $8.561      $10.108           N/A          N/A           N/A

Ending AUV                        (a)        $8.622       $8.634           N/A          N/A           N/A
                                  (b)        $8.444       $8.561           N/A          N/A           N/A

Ending number of AUs                         31,928        1,425           N/A          N/A           N/A

INVERSE RUSSELL 2000 FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)        $8.458       $9.964           N/A          N/A           N/A
                                  (b)        $8.414       $9.964           N/A          N/A           N/A

Ending AUV                        (a)        $8.086       $8.458           N/A          N/A           N/A
                                  (b)        $7.944       $8.414           N/A          N/A           N/A

Ending number of AUs                         47,724            0           N/A          N/A           N/A

INVERSE S&P 500 FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)        $7.100       $8.019        $9.985          N/A           N/A
                                  (b)        $8.407       $9.614       $10.066          N/A           N/A

Ending AUV                        (a)        $6.948       $7.100        $8.019          N/A           N/A
                                  (b)        $8.124       $8.407        $9.614          N/A           N/A

Ending number of AUs                          8,979        9,346         8,868          N/A           N/A

JAPAN ADVANTAGE FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.318       $9.875           N/A          N/A           N/A
                                  (b)       $10.232       $9.873           N/A          N/A           N/A

Ending AUV                        (a)       $12.246      $10.318           N/A          N/A           N/A
                                  (b)       $11.993      $10.232           N/A          N/A           N/A

Ending number of AUs              (a)        48,699        2,481           N/A          N/A           N/A

LARGE-CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                     (a)       $10.490       $9.955           N/A          N/A           N/A
                                  (b)       $10.434       $9.955           N/A          N/A           N/A

Ending AUV                        (a)       $10.528      $10.490           N/A          N/A           N/A
                                  (b)       $10.342      $10.434           N/A          N/A           N/A

Ending number of AUs                         11,506          228           N/A          N/A           N/A

LARGE-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                     (a)       $11.168       $9.964           N/A          N/A           N/A
                                  (b)       $11.109       $9.964           N/A          N/A           N/A

Ending AUV                        (a)       $11.474      $11.168           N/A          N/A           N/A
                                  (b)       $11.272      $11.109           N/A          N/A           N/A

Ending number of AUs                          4,164            0           N/A          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
LEISURE FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $11.507      $10.021           N/A          N/A           N/A
                                  (b)       $11.410      $10.020           N/A          N/A           N/A

Ending AUV                        (a)       $10.794      $11.507           N/A          N/A           N/A
                                  (b)       $10.571      $11.410           N/A          N/A           N/A

Ending number of AUs                          9,051          442           N/A          N/A           N/A

MID CAP ADVANTAGE FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $17.856      $14.826       $10.000          N/A           N/A
                                  (b)       $12.129      $10.198        $9.867          N/A           N/A

Ending AUV                        (a)       $20.086      $17.856       $14.826          N/A           N/A
                                  (b)       $13.475      $12.129       $10.198          N/A           N/A

Ending number of AUs                          9,793       31,581           788          N/A           N/A

MID-CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                     (a)       $11.061      $10.057           N/A          N/A           N/A
                                  (b)       $11.003      $10.057           N/A          N/A           N/A

Ending AUV                        (a)       $12.158      $11.061           N/A          N/A           N/A
                                  (b)       $11.944      $11.003           N/A          N/A           N/A

Ending number of AUs                         15,025           72           N/A          N/A           N/A

MID-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                     (a)       $11.320      $10.040           N/A          N/A           N/A
                                  (b)       $11.260      $10.040           N/A          N/A           N/A

Ending AUV                        (a)       $12.092      $11.320           N/A          N/A           N/A
                                  (b)       $11.879      $11.260           N/A          N/A           N/A

Ending number of AUs                          1,751          322           N/A          N/A           N/A

NOVA PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $11.214       $9.922        $7.229      $11.405       $13.201
                                  (b)       $11.743      $10.520        $9.868      $11.291       $13.108

Ending AUV                        (a)       $11.498      $11.214        $9.922       $7.229       $11.405
                                  (b)       $11.890      $11.743       $10.520       $7.113       $11.291

Ending number of AUs                         19,632       15,780        23,877       14,823        21,041

OTC PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $14.079      $13.058        $9.106      $15.102       $17.973
                                  (b)       $10.867      $10.205        $9.821      $14.951       $17.847

Ending AUV                        (a)       $14.039      $14.079       $13.058       $9.106       $15.102
                                  (b)       $10.701      $10.867       $10.205       $8.960       $14.951

Ending number of AUs                         11,880       55,438        32,248       28,750        12,368

<

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $11.457       $9.998           N/A          N/A           N/A
                                  (b)       $11.361       $9.997           N/A          N/A           N/A

Ending AUV                        (a)       $13.658      $11.457           N/A          N/A           N/A
                                  (b)       $13.375      $11.361           N/A          N/A           N/A

Ending number of AUs                         13,767        2,131           N/A          N/A           N/A

REAL ESTATE FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $13.372      $10.091           N/A          N/A           N/A
                                  (b)       $13.260      $10.090           N/A          N/A           N/A

Ending AUV                        (a)       $14.129      $13.372           N/A          N/A           N/A
                                  (b)       $13.838      $13.260           N/A          N/A           N/A

Ending number of AUs                         10,386       31,657           N/A          N/A           N/A

RETAILING FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.665       $9.991           N/A          N/A           N/A
                                  (b)       $10.575       $9.990           N/A          N/A           N/A

Ending AUV                        (a)       $11.093      $10.665           N/A          N/A           N/A
                                  (b)       $10.864      $10.575           N/A          N/A           N/A

Ending number of AUs                              0            0           N/A          N/A           N/A

RUSSELL 2000 ADVANTAGE FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $19.529      $15.818       $10.014          N/A           N/A
                                  (b)       $12.601      $10.336        $9.849          N/A           N/A

Ending AUV                        (a)       $20.012      $19.529       $15.818          N/A           N/A
                                  (b)       $12.753      $12.601       $10.336          N/A           N/A

Ending number of AUs                         30,431       46,929        13,941          N/A           N/A

SECTOR ROTATION FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $13.644      $12.498       $10.024          N/A           N/A
                                  (b)       $10.989      $10.193        $9.858          N/A           N/A

Ending AUV                        (a)       $15.300      $13.644       $12.498          N/A           N/A
                                  (b)       $12.170      $10.989       $10.193          N/A           N/A

Ending number of AUs                          8,768        4,514           287          N/A           N/A

SMALL-CAP GROWTH (INCEPTION DATE JULY 15, 2004)

Beginning AUV                     (a)       $11.531      $10.056           N/A          N/A           N/A
                                  (b)       $11.470      $10.056           N/A          N/A           N/A

Ending AUV                        (a)       $12.076      $11.531           N/A          N/A           N/A
                                  (b)       $11.863      $11.470           N/A          N/A           N/A

Ending number of AUs                          8,217        4,533           N/A          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                     (a)       $11.498      $10.043           N/A          N/A           N/A
                                  (b)       $11.437      $10.043           N/A          N/A           N/A

Ending AUV                        (a)       $11.751      $11.498           N/A          N/A           N/A
                                  (b)       $11.544      $11.437           N/A          N/A           N/A

Ending number of AUs                          9,163       33,795           N/A          N/A           N/A

TECHNOLOGY FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.463       $9.844           N/A          N/A           N/A
                                  (b)       $10.375       $9.843           N/A          N/A           N/A

Ending AUV                        (a)       $10.639      $10.463           N/A          N/A           N/A
                                  (b)       $10.419      $10.375           N/A          N/A           N/A

Ending number of AUs                         32,854            0           N/A          N/A           N/A

TELECOMMUNICATIONS FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $10.829       $9.887           N/A          N/A           N/A
                                  (b)       $10.738       $9.885           N/A          N/A           N/A

Ending AUV                        (a)       $10.803      $10.829           N/A          N/A           N/A
                                  (b)       $10.580      $10.738           N/A          N/A           N/A

Ending number of AUs                         33,233        1,657           N/A          N/A           N/A

TRANSPORTATION FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $12.561      $10.022           N/A          N/A           N/A
                                  (b)       $12.456      $10.021           N/A          N/A           N/A

Ending AUV                        (a)       $13.437      $12.561           N/A          N/A           N/A
                                  (b)       $13.160      $12.456           N/A          N/A           N/A

Ending number of AUs                         19,618        5,902           N/A          N/A           N/A


U.S. GOVERNMENT MONEY MARKET PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $9.696       $9.810        $9.947      $10.040       $10.025
                                  (b)        $9.742       $9.980       $10.000      $10.000       $10.014

Ending AUV                        (a)        $9.754       $9.696        $9.810       $9.947       $10.040
                                  (b)        $9.679       $9.742        $9.980       $9.847       $10.000

Ending number of AUs                        544,809      205,474        14,452       11,847        14,592

UTILITIES FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                     (a)       $11.529      $10.058           N/A          N/A           N/A
                                  (b)       $11.432      $10.057           N/A          N/A           N/A

Ending AUV                        (a)       $12.570      $11.529           N/A          N/A           N/A
                                  (b)       $12.310      $11.432           N/A          N/A           N/A

Ending number of AUs                         57,785       15,412           N/A          N/A           N/A

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:

COMMUNICATIONS AND INFORMATION PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $5.606       $5.129        $3.610       $5.742        $6.165
                                  (b)       $10.965      $10.157        $9.867       $5.684        $6.121

Ending AUV                        (a)        $5.945       $5.606        $5.129       $3.610        $5.742
                                  (b)       $11.482      $10.965       $10.157       $3.553        $5.684

Ending number of AUs                         38,708       45,647        23,582       23,521        10,811

GLOBAL TECHNOLOGY PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)        $4.769       $4.658        $3.472       $5.162        $5.836
                                  (b)       $10.133      $10.022        $9.857       $5.110        $5.794

Ending AUV                        (a)        $5.077       $4.769        $4.658       $3.472        $5.162
                                  (b)       $10.653      $10.133       $10.022       $3.417        $5.110

Ending number of AUs                          7,501       12,461        12,489        6,542        16,216

----------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)       $16.249      $13.744       $10.000          N/A           N/A
                                  (b)       $11.955      $10.239        $9.911          N/A           N/A

Ending AUV                        (a)       $18.368      $16.249       $13.744          N/A           N/A
                                  (b)       $13.346      $11.955       $10.239          N/A           N/A

Ending number of AUs                         76,590       23,795         5,404          N/A           N/A

----------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE ABSOLUTE RETURN  FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)        $9.759       $9.926       $10.000          N/A           N/A
                                  (b)        $9.651       $9.941       $10.009          N/A           N/A

Ending AUV                        (a)        $9.643       $9.759        $9.926          N/A           N/A
                                  (b)        $9.419       $9.651        $9.941          N/A           N/A

Ending number of AUs                         35,091       11,888           847          N/A           N/A

WORLDWIDE BOND FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $14.156      $13.153       $11.288       $9.409        $9.264
                                  (b)       $10.945      $10.298       $10.077       $9.287        $9.171

Ending AUV                        (a)       $13.537      $14.156       $13.153      $11.288        $9.409
                                  (b)       $10.337      $10.945       $10.298      $11.075        $9.287

Ending number of AUs                         23,907       19,659        13,359       29,626           790

------------------------------------------------------------------------------------------------------------------------------
                                            2005         2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $13.341      $10.747        $7.068       $7.382        $7.544
                                  (b)       $12.949      $10.563        $9.930       $7.286        $7.468

Ending AUV                        (a)       $17.365      $13.341       $10.747       $7.068        $7.382
                                  (b)       $16.647      $12.949       $10.563       $6.934        $7.286

Ending number of AUs                         76,806       82,370        26,527        5,833           137

WORLDWIDE HARD ASSETS FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $13.689      $11.197        $7.827       $8.170        $8.820
                                  (b)       $12.716      $10.533       $10.092       $8.064        $8.732

Ending AUV                        (a)       $20.474      $13.689       $11.197       $7.827        $8.170
                                  (b)       $18.785      $12.716       $10.533       $7.679        $8.064

Ending number of AUs                         42,580       26,071        47,307       42,563           826

WORLDWIDE REAL ESTATE FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                     (a)       $17.030      $12.679        $9.560      $10.150       $10.353
                                  (b)       $13.693      $10.324        $9.992      $10.018       $10.249

Ending AUV                        (a)       $20.322      $17.030       $12.679       $9.560       $10.150
                                  (b)       $16.138      $13.693       $10.324       $9.379       $10.018

Ending number of AUs                         31,366       32,460        11,643        4,145         1,185

----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST:

DISCOVERY FUND (INCEPTION DATE APRIL, 8, 2005):

Beginning AUV                     (a)        $9.904          N/A           N/A          N/A           N/A
                                  (b)        $9.903          N/A           N/A          N/A           N/A

Ending AUV                        (a)       $11.355          N/A           N/A          N/A           N/A
                                  (b)       $11.252          N/A           N/A          N/A           N/A

Ending number of AUs                         11,513          N/A           N/A          N/A           N/A

OPPORTUNITY FUND (INCEPTION DATE JULY 2, 2001):

Beginning AUV                     (a)       $16.428      $14.093       $10.431      $14.455       $15.154
                                  (b)       $11.827      $10.274        $9.935      $14.267       $15.002

Ending AUV                        (a)       $17.478      $16.428       $14.093      $10.431       $14.455
                                  (b)       $12.427      $11.827       $10.274      $10.234       $14.267

Ending number of AUs                         50,457       50,244        25,405       37,499         3,296

--------------------------------------------------------------------------------

 APPENDIX C--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

   The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

MARKET INCREASE EXAMPLE

   The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit Contract Value =...................................  $150,000

Sum of all Purchase Payments reduced by Equivalency Withdrawals =.....  $125,000

Contract Gain =.......................................................   $25,000

All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all
Equivalency Withdrawals during the life of the Contract = ............  $125,000

Eligible Gain = Lesser of $25,000 or $125,000 =.......................   $25,000

Base Death Benefit = 50% x Eligible Gain =............................   $12,500

Optional Death Benefit (paid in addition to the base death benefit)
Optional Coverage Percentage =........................................     40%

Initial Purchase Payment less Equivalency Withdrawals = ..............  $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract
Value, when the sum of all Purchase Payments
reduced by Withdrawals is greater than Contract Value =...............     N/A

Optional Gain = (40% x $100,000) =....................................   $40,000

Optional Death Benefit = 50% x Optional Gain =........................   $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =.......   $32,500

--------------------------------------------------------------------------------

MARKET DECREASE EXAMPLE

   The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit Contract Value =...................................   104,000

Sum of all Purchase Payments reduced by Equivalency Withdrawals =.....  $125,000

Contract Gain =.......................................................      $0

All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all
Equivalency Withdrawals during the life of the Contract =.............  $125,000

Eligible Gain = Lesser of $0 or $125,000 =............................      $0

Base Death Benefit = 50% x Eligible Gain =............................      $0

OPTIONAL DEATH BENEFIT (PAID IN ADDITION TO THE BASE DEATH BENEFIT)

Optional Coverage Percentage =........................................     40%

Initial Purchase Payment less Equivalency Withdrawals = .............   $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract
Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than Contract

Value = $125,000 - $104,000 =.........................................   $21,000

Optional Gain = 40% x $100,000 - $21,000 =............................   $19,000

Optional Death Benefit = 50% x Optional Gain =........................    $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =.............    $9,500

APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

EXAMPLE 1--ASSUME YOU SELECT THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PURCHASE PAYMENT IS $100,000.

   o Your Benefit Amount is $100,000, which is your initial Purchase Payment.

   o Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2--IF YOU MAKE AN ADDITIONAL PURCHASE PAYMENT OF $50,000, THEN

   o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

   o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR THAT FOLLOWS THE WAITING PERIOD, THEN

   o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

   o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU WITHDRAW $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE WITHDRAWAL, THEN

   o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

   o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

   o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

EXAMPLE 5--IF YOU ELECT TO "STEP-UP" THE BENEFIT AMOUNT AFTER THE FIFTH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

   o We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

   o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

--------------------------------------------------------------------------------

                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account I
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-STGY-SAI-I-0506) dated May 1, 2006 for this Prospectus, please complete this form, detach and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account I fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

                                   Sincerely,
________________________________________________________________________________
                                  (Signature)
--------------------------------------------------------------------------------




                   Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2006, Jefferson National Life Insurance Company         JNL-STGY-PROS-I-0506

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account I (the "Separate Account"), dated May 1, 2006. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                                                   PAGE
GENERAL INFORMATION                                                                                 B-3
General Information Regarding Jefferson National Life Insurance Company                             B-3
Jefferson National Life Annuity Account I                                                           B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                                             B-3

PUBLISHED RATINGS                                                                                   B-7

ADMINSTRATION                                                                                       B-7

ANNUITY PROVISIONS                                                                                  B-7

DISTRIBUTION                                                                                        B-8
Reduction or Elimination of the Contingent Deferred Sales Charge                                    B-8

FINANCIAL STATEMENTS                                                                                B-8


                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I:

Jefferson National Life Annuity Account I, also referred to as the "Separate Account", was established on August 23, 2000 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account I. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2006 ($4,500 if age 50 or older by the end of 2006), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2006 ($4,500 if age 50 or older by the end of 2006). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY


                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY


================================================================================
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                        CONTENTS
================================================================================

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT                            3-5

STATUTORY BASIS FINANCIAL STATEMENTS:
    Statements of admitted assets, liabilities and capital and surplus         6
    Statements of operations                                                   7
    Statements of changes in capital and surplus                               8
    Statements of cash flows                                                   9
    Notes to statutory basis financial statements                          10-41

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT
    ON SUPPLEMENTAL MATERIAL                                                  42

SUPPLEMENTAL MATERIAL:
    Selected financial data                                                43-44
    Summary investment schedule
    Investment risk interrogatories

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT

Board of Directors of
  Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statement of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2005, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2005 or the results of its operations or its cash flows for the year then ended.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2005, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


/s/ BDO Seidman, LLP

Certified Public Accountants

New York, New York
March 24, 2006

             Report of Independent Registered Public Accounting Firm

Board of Directors of
Jefferson National Life Insurance Company

We have audited the accompanying statutory-basis balance sheet of Jefferson National Life Insurance Company as of December 31, 2004, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2004, or the results of its operations or its cash flows for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2004, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


/s/ Ernst & Young

New York, New York
March 28, 2005

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                      2005            2004
--------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
  Bonds                                                    $   505,107     $   403,705
  Preferred stock                                               25,735          25,125
  Common stock                                                      68              --
  Policyholder loans                                            19,369          22,332
  Cash and short-term investments                                6,375         182,846
--------------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                               556,654         634,008
Accrued investment income                                        6,284           5,489
Deferred taxes                                                   2,230           3,403
Amounts recoverable on reinsurance ceded                         1,380           1,291
Other admitted assets                                            6,709           4,423
Separate account assets                                      1,050,664       1,050,704
--------------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                                $ 1,623,921     $ 1,699,318
======================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
  Policy and contract reserves                             $   537,133     $   603,646
  Claim reserves                                                 1,448           1,111
  Accounts payable and accrued expenses                            677           5,471
  Due to parent and affiliates                                   3,371           2,547
  Asset valuation reserve                                        4,923           4,045
  Interest maintenance reserve                                   3,968           5,779
  Transfers from separate accounts                             (25,050)        (31,170)
  Federal income tax payable                                       115             115
  Other liabilities                                              6,186           5,249
  Separate account liabilities                               1,050,664       1,050,704
--------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                      1,583,435       1,647,497
--------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common stock, $4.80 par value, 1,065,000 shares
    authorized, 1,043,565 shares issued and outstanding          5,009           5,009
  Paid-in surplus                                                8,991           8,991
  Unassigned surplus                                            17,854          21,560
  Special surplus funds                                          8,632          16,261
--------------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                                 40,486          51,821
--------------------------------------------------------------------------------------
                                                           $ 1,623,921     $ 1,699,318
======================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                      2005          2004
--------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other considerations             $ 106,438     $  92,457
  Net investment income                                    28,340        32,775
  Reserve adjustment on reinsurance ceded                 (11,402)           --
  Commission and expense allowances on reinsurance
    ceded                                                  12,860        16,989
  Amortization of interest maintenance reserve              1,815         1,893
  Fee income                                                5,007         4,761
  Other revenues                                           13,701        14,935
--------------------------------------------------------------------------------
        TOTAL REVENUES                                    156,759       163,810
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Death and disability benefits                               753            96
  Annuity and surrender benefits                          181,869       203,516
  Decrease in policy and contract reserves                 (4,572)      (11,800)
  Other benefits                                            5,939         4,417
  Commissions                                              10,985         9,191
  General and administrative expenses                      20,701        26,652
  Taxes, licenses and fees                                   (852)        1,104
  Net transfers from separate accounts                    (56,485)      (79,254)
  Other expenses                                              427           666
--------------------------------------------------------------------------------
        TOTAL BENEFITS AND EXPENSES                       158,765       154,588
--------------------------------------------------------------------------------
        GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
          INCOME TAXES (BENEFITS) AND NET REALIZED
          CAPITAL GAINS                                    (2,006)        9,222
FEDERAL INCOME TAXES (BENEFITS)                              (704)        5,805
--------------------------------------------------------------------------------
        GAIN (LOSS) FROM OPERATIONS BEFORE NET
          REALIZED CAPITAL GAINS                           (1,302)        3,417
NET REALIZED CAPITAL GAINS, NET OF TRANSFERS TO IMR           354         2,809
--------------------------------------------------------------------------------
NET INCOME (LOSS)                                       $    (948)    $   6,226
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                           2005         2004
-----------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                        $ 51,821     $ 55,525
-----------------------------------------------------------------------------------
Adjustments to surplus:
  Net income (loss)                                               (948)       6,226
  Change in net unrealized capital gains (losses)                  (15)          19
  Change in deferred income tax                                  5,773        3,289
  Change in nonadmitted assets                                  (7,638)      (3,572)
  Change in asset valuation reserve                               (878)        (569)
  Change in surplus as a result of reinsurance, net of tax      (7,629)      (9,097)
-----------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                               (11,335)      (3,704)
-----------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                              $ 40,486     $ 51,821
===================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                          2005          2004
-----------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance                     $ 104,384     $  92,251
  Net investment income                                        29,332        35,545
  Miscellaneous income                                         24,324        22,092
-----------------------------------------------------------------------------------
        TOTAL INCOME RECEIVED                                 158,040       149,888
-----------------------------------------------------------------------------------
  Benefit and loss related payments                           259,437       207,781
  Net transfers to separate accounts                          (62,606)      (82,619)
  Commissions, expenses paid and aggregate write-ins
    for deductions                                             36,956        31,549
  Federal and foreign income taxes received                      (704)       (4,359)
-----------------------------------------------------------------------------------
        TOTAL OPERATING EXPENSES PAID                         233,083       152,352
-----------------------------------------------------------------------------------
        NET CASH USED IN OPERATING ACTIVITIES                 (75,043)       (2,464)
-----------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
    Bonds and stocks                                          264,419       317,509
    Mortgage loans                                                 --        18,266
    Miscellaneous proceeds                                         95           198
-----------------------------------------------------------------------------------
        TOTAL INVESTMENT PROCEEDS                             264,514       335,973
  Cost of investments in bonds and stocks acquired           (368,173)     (164,461)
  Net decrease in policy loans                                  2,959           512
-----------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN) INVESTING
          ACTIVITIES                                         (100,700)      172,024
-----------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
    Net deposit-type contract fund and other liabilities       (2,602)       (4,179)
    Other cash applied                                          1,874        (3,339)
-----------------------------------------------------------------------------------
        NET CASH USED IN FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES                                  (728)       (7,518)
-----------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                (176,471)      162,042
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year                                           182,846        20,804
-----------------------------------------------------------------------------------
  End of year                                               $   6,375     $ 182,846
===================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

1.  ORGANIZATION        Jefferson National Life Insurance Company (the "Company"
                        or "JNL"),  is a life insurance  company founded in 1937
                        and domiciled in the State of Texas. The Company markets
                        primarily  variable  annuities and, in 2005,  launched a
                        revolutionary flat insurance fee variable annuity called
                        Monument  Advisor.  In 2004 and 2005,  the Company  also
                        offered term life insurance products.  In December 2005,
                        Inviva, Inc., the Company's ultimate Parent, changed its
                        strategy to focus entirely on its annuity  business.  As
                        such, the Company's in-force life insurance business has
                        been marketed for a bulk reinsurance transaction,  and a
                        definitive  agreement with a leading U.S. life reinsurer
                        has  been   executed.   This  agreement  is  subject  to
                        customary regulatory approval.

                        The Company is licensed in all states and the District of Columbia except New York. Approximately 23%, 19% and 9% of premiums collected during 2005 were on policies issued in California, Texas and Florida, respectively. No other state comprised greater than 5% of premiums collected.

                        In 2002, the Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly-owned subsidiary of Inviva, a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company.

2. BASIS OF             The  statutory  basis  financial  statements  have  been
   PRESENTATION         prepared on the basis of accounting practices prescribed
                        or permitted by the Texas  Department of Insurance  (the
                        "Department").  Insurance  companies  domiciled in Texas
                        are  required  to  prepare   statutory  basis  financial
                        statements in accordance  with the National  Association
                        of   Insurance    Commissioners'   ("NAIC")   ACCOUNTING
                        PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to
                        certain  modifications  prescribed  or  permitted by the
                        Department  ("Texas SAP").  The Department has the right
                        to  permit   specific   practices   that   deviate  from
                        prescribed practices. The Company has no such practices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                        o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                        o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                        o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                        o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                        o bonds are carried principally at amortized cost, but at fair value for GAAP;

                        o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                        o   assets  and   liabilities   are   reported   net  of
                            reinsurance for statutory purposes and gross of reinsurance for GAAP;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        o   premiums   from   interest   sensitive  and  annuity
                            policies are recognized as income under GAAP future policy liabilities are increased;

                        o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                        o   goodwill  and  other   intangibles  are  subject  to
                            certain limitations as admitted assets;

                        o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                        A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2005 and 2004 is as follows:

                                                            Net income (loss)       Capital and surplus
                                                        ---------------------     ---------------------
                                                               Year ended
                                                              December 31,              December 31,
                                                        ---------------------     ---------------------
                                                            2005         2004         2005         2004
                        -------------------------------------------------------------------------------
                        Statutory amounts               $   (948)    $  6,226     $ 40,486     $ 51,821
                        Add (deduct) adjustments:
                           Investments                    (2,334)      (6,402)      10,657       26,128
                           Deferred Acquisition
                              Costs and Valuation
                              of Business
                              Acquired                      (374)      (4,356)      57,162       49,535
                           Goodwill and other
                              intangibles                 (5,738)          --        2,287       11,200
                           Nonadmitted assets                 --           --          867          369
                           Policy reserves                11,414        1,061      (29,148)     (40,564)
                           Deferred taxes                 (4,084)          --        2,932        1,551
                           Ceding commissions             (7,445)     (13,997)          --           --
                           Other                          (1,226)       5,279       (1,378)        (526)
                        -------------------------------------------------------------------------------
                        GAAP-basis amounts              $(10,735)    $(12,189)    $ 83,865     $ 99,514
                        ===============================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

3.  SUMMARY OF          INVESTMENTS
    SIGNIFICANT
    ACCOUNTING          BONDS - Bonds  not  in  default  are generally stated at
    POLICIES            amortized  cost  using  the  interest  method or at fair
                        value for NAIC rated 6  securities.  All other bonds are
                        stated at the  lower of  amortized  cost or fair  value.
                        Mortgage-backed securities and structured securities not
                        in default  are  stated at  amortized  cost,  net of any
                        other  than  temporary  impairment,   or  the  lower  of
                        amortized cost or fair value. Mortgage-backed securities
                        are adjusted for changes in prepayment assumptions using
                        the retrospective  method.  The retrospective  method is
                        used to value all  securities  except for interest  only
                        securities  or  securities  where the  yield had  become
                        negative; these are valued using the prospective method.
                        Prepayment   assumptions  for   loan-backed   bonds  and
                        structured  securities  were obtained from the broker at
                        the date of purchase and are updated semi-annually based
                        on   market   rate.   Mortgage-backed   and   structured
                        securities  in  default  are  valued  at  the  lower  of
                        amortized   cost  (net  of  any  other  than   temporary
                        impairments)  or  undiscounted   estimated  future  cash
                        flows. Investment market valuations are prescribed by the NAIC.

                        Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                        PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                        ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                        NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                        SPECIAL SURPLUS FUNDS

                        Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                        POLICY AND CONTRACT RESERVES

                        Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                        LIFE RESERVES

                        Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 6%), in accordance with Department regulations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                        The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                        ANNUITY RESERVES

                        Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, and, for contracts in which Guaranteed Minimum Death Benefits ("GMDBs") are offered, Actuarial Guideline 34 ("AG 34"). Calculations are performed at a seriatim basis at the contract and AG 34 fund type level. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations. The Company has de minimus account balances with Guaranteed Minimum Income Benefit ("GMIB") and Guaranteed Minimum Withdrawal Benefit ("GMWB") balances. Reserves for these benefits are based on accumulated fees.

                        Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.3% to 13.3%), in accordance with Department regulations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Certain variable annuity contracts of the Company contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2005, and no additional reserves were required as a result of this analysis.

                        Transfers   from   separate   accounts   represent   the
                        difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                        REINSURANCE

                        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                        FEDERAL INCOME TAX

                        The federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        DEFERRED INCOME TAXES

                        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                        SEPARATE ACCOUNT ASSETS/LIABILITIES

                        Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                        PREMIUMS AND ANNUITY CONSIDERATIONS

                        Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                        FEE INCOME

                        Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        GENERAL AND ADMINISTRATIVE EXPENSES

                        General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company, pursuant to an administrative services agreement.

                        ESTIMATES

                        The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

                        RECLASSIFICATIONS

                        Certain  2004  amounts   included  in  the  accompanying
                        statutory   basis   financial   statements   have   been
                        reclassified to conform to the 2005 presentation.

4.  INVESTMENTS         FIXED MATURITY AND EQUITY SECURITIES

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2005 are as follows:

                                                                       Gross unrealized           NAIC
                                                      Amortized    -----------------------       market
                                                         cost        Gains         Losses         value
                        --------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury              $  17,286    $     189     $     (70)    $  17,405
                           States and political
                              subdivisions               12,425          424          (163)       12,686
                           Foreign governments            2,290           50           (15)        2,325
                           Corporate bonds              326,960        4,870        (6,487)      325,343
                           Mortgage-backed
                              securities:
                                  U.S. government
                                     agencies            99,726          975          (796)       99,905
                                  Corporate              46,420           10        (1,009)       45,421
                        --------------------------------------------------------------------------------
                                                        505,107        6,518        (8,540)      503,085
                        Preferred stock                  25,735          868            --        26,603
                        --------------------------------------------------------------------------------
                        Total                         $ 530,842    $   7,386     $  (8,540)    $ 529,688
                        ================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2004 are as follows:

                                                                      Gross unrealized           NAIC
                                                     Amortized    -----------------------       market
                                                        cost        Gains         Losses        value
                        -------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury             $  13,292    $     515     $     (26)    $  13,781
                           States and political
                              subdivisions              12,775          295           (99)       12,971
                           Foreign governments             636            5            --           641
                           Corporate bonds             253,401       10,101          (898)      262,604
                           Mortgage-backed
                              securities:
                                  U.S. government
                                     agencies           95,372        2,490           (56)       97,806
                                  Corporate             28,229          152           (16)       28,365
                        -------------------------------------------------------------------------------
                                                       403,705       13,558        (1,095)      416,168
                        Preferred stock                 25,125          701            --        25,826
                        -------------------------------------------------------------------------------
                        Total                        $ 428,830    $  14,259     $  (1,095)    $ 441,994
                        ===============================================================================

                        As of December 31, 2005 and 2004, the Company had fixed maturity securities with a statement value of $11,563 and $11,758, respectively, on deposit with various state regulatory agencies.

                        The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2005 are as follows:

                                                              Amortized   NAIC market
                                                                 cost         value
                        -------------------------------------------------------------
                        Due in one year or less               $ 10,995      $ 11,169
                        Due after one year through five
                           years                               144,840       143,579
                        Due after five years through ten
                           years                               127,020       126,674
                        Due after ten years                    107,785       107,148
                        Mortgage-backed securities             114,467       114,515
                        -------------------------------------------------------------
                        Total                                 $505,107      $503,085
                        =============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                        Net realized capital gains consisted of the following:

                                                                  2005          2004
                        ------------------------------------------------------------
                        Bonds                                 $    358      $  8,485
                        Preferred stocks                            --           551
                        Mortgage loans                              --            45
                        ------------------------------------------------------------
                           Net realized capital gains              358         9,081
                        Transfer to IMR                             (4)       (6,272)
                        ------------------------------------------------------------
                           Net realized capital gains         $    354      $  2,809
                        ============================================================

                        In 2005, net realized capital gains on bonds consisted of $1,917 gross realized gains and $1,559 gross realized losses. In 2004, net realized capital gains on bonds consisted of $12,248 gross realized gains and $3,763 gross realized losses. For the years ended December 31, 2005 and 2004, proceeds from the sales of fixed maturity securities were $77,206 and $309,818, respectively.

                        At December 31, 2005 and 2004, there were writedowns of $95 and $-0-, respectively.

                        At December 31, 2005 and 2004, the Company held unrated or less-than-investment grade corporate bonds of $33,052 and $23,608, respectively, with an aggregate fair value of $31,203 and $24,386, respectively. Those holdings amounted to 6.5% and 5.8% of the Company's investments in bonds at December 31, 2005 and 2004, respectively, and 2.0% and 1.4% of the Company's total admitted assets at December 31, 2005 and 2004, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        NET INVESTMENT INCOME

                        Net investment income for the years ended December 31, 2005 and 2004, including accrual of discount and amortization of premiums, arose from the following sources:

                                                               2005        2004
                        -------------------------------------------------------
                        Bonds                              $ 25,694    $ 30,791
                        Preferred stocks                        693         624
                        Mortgage loans on real estate            --         377
                        Policy loans                          1,630       1,377
                        Cash and short-term investments       1,427         645
                        Miscellaneous investment
                          income                                101          54
                        -------------------------------------------------------
                             Total gross investment
                                income                       29,545      33,868
                        Investment expense                   (1,205)     (1,093)
                        -------------------------------------------------------
                        Net investment income              $ 28,340    $ 32,775
                        =======================================================

                        There was no accrued investment income excluded from surplus during 2005 and 2004.

                        ANALYSIS  OF   UNREALIZED   LOSSES  ON  FIXED   MATURITY
                        SECURITIES

                        The   Company   has  a  process  in  place  to  identify
                        securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                        There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                        (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Unrealized losses on fixed maturity securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2005 and 2004 follows:

                        DECEMBER 31, 2005
                        -------------------------------------------------------------------------------------------------
                                                    Less than 12 months -    12 months or more -
                                                          at a loss                at a loss                 Total
                                                   ----------------------   ----------------------   ---------------------
                                                      NAIC                    NAIC                     NAIC
                                                     market    Unrealized    market    Unrealized     market    Unrealized
                                                     value       losses      value       losses       value       losses
                        --------------------------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury           $  3,863    $    (14)    $  1,525    $    (56)    $  5,388    $    (70)
                           States and political
                             subdivisions             1,900         (98)       1,132         (65)       3,032        (163)
                           Foreign government           769         (15)          --          --          769         (15)
                           Corporate bonds          200,770      (4,901)      15,003      (1,586)     215,773      (6,487)
                           Mortgage-backed
                              securities:
                                U.S. government
                                  agencies           52,166        (675)       3,300        (121)      55,466        (796)
                                Corporate            39,877        (878)       5,077        (131)      44,954      (1,009)
                        --------------------------------------------------------------------------------------------------
                        Total debt securities      $299,345    $ (6,581)    $ 26,037    $ (1,959)    $325,382    $ (8,540)
                        ==================================================================================================

                        DECEMBER 31, 2004
                        -------------------------------------------------------------------------------------------------
                                                    Less than 12 months -     12 months or more -
                                                          at a loss                at a loss                 Total
                                                   ----------------------   ----------------------   ---------------------
                                                      NAIC                    NAIC                     NAIC
                                                     market    Unrealized    market    Unrealized     market    Unrealized
                                                     value       losses      value       losses       value       losses
                        --------------------------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury           $  1,565    $    (26)    $     --    $     --     $  1,565    $    (26)
                           States and political
                             subdivisions                --          --        5,418         (99)       5,418         (99)
                           Corporate bonds           29,591        (263)       9,448        (635)      39,039        (898)
                           Mortgage-backed
                              securities:
                                U.S. government
                                  agencies            4,405         (38)         237         (18)       4,642         (56)
                                Corporate            10,525         (16)          --          --       10,525         (16)
                        --------------------------------------------------------------------------------------------------
                        Total debt securities      $ 46,086    $   (343)    $ 15,103    $   (752)    $ 61,189    $ (1,095)
                        ==================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

5.  POLICY AND CLAIM    As  of  December  31, 2005  and  2004, the  Company  had
    RESERVES            $3,820,598 and $3,323,037,  respectively,  of individual
                        and group life insurance in force. On $297,928 and $183,345 of insurance in force as of December 31, 2005 and 2004, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,180 and $1,093 at December
                        31, 2005 and 2004, respectively.

                        Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

                        GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        At December 31, 2005, the Company had the following with guaranteed benefits:

                        Benefit and type      Subjected                           Reinsurance
                             of risk        account value     Gross reserve     reserve credit
                        ----------------------------------------------------------------------
                        GMDB                  $907,291          $ 25,879          $ 16,016
                        GMIB                    10,086                65                48
                        GMWB                     4,199                20                --
                        ======================================================================

                        At December 31, 2004, the Company had the following with guaranteed benefits:

                        Benefit and type      Subjected                           Reinsurance
                             of risk        account value     Gross reserve     reserve credit
                        ----------------------------------------------------------------------
                        GMDB                  $951,989          $ 26,739          $ 17,182
                        GMIB                     6,731                43                39
                        GMWB                     2,182                 4                --
                        ======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The following table provides information on the GMDB features outstanding at December 31, 2005 and 2004. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2005 and 2004 is as follows:

                                                                  2005           2004
                        -------------------------------------------------------------
                                                              (in the event of death)
                        Return of net deposit:
                           Account value                      $422,925       $425,883
                           Net amount at risk                   43,563         52,185
                           Average attained age of
                              contract holders                      50             50
                        Return of net deposits plus a
                          minimum return                       469,193        509,881
                        Net amount at risk                     223,666        244,706
                        Average attained age of contract
                          holders                                   58             56
                        Guaranteed minimum return                    5%             5%
                        Highest specified anniversary
                          account value minus:
                             Withdrawals post
                               anniversary:
                                  Account value                 15,172         16,225
                                  Net amount at risk             2,172          2,603
                                  Average attained age
                                     of contract holders            59             58
                        =============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        GMIB feature offers the contract holder for annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $8,795 and $6,731 at December 31, 2005 and 2004, respectively.

                        GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurringsurrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                        Separate  account  balances   attributable  to  variable
                        annuity contracts with guarantees at December 31, 2005 and 2004 are as follows:

                                                                   2005           2004
                        --------------------------------------------------------------
                        Asset type:
                           Domestic equity                     $603,288       $607,734
                           International equity                  24,234         47,401
                           Bonds                                 81,931         91,111
                           Balanced bond/equity                  36,883         40,098
                        --------------------------------------------------------------
                               Total                            746,336        786,344
                        Money market                             59,172         60,300
                        --------------------------------------------------------------
                               Total                           $805,508       $846,644
                        ==============================================================
                        Percent of total variable annuity
                          separate account values                  76.7%          80.6%
                        ==============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        At December 31, 2005, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                   2005
                                                                        --------------------------
                                                                           Amount       % of total
                        --------------------------------------------------------------------------
                        A. Subject to discretionary withdrawal:
                           1. With market value adjustment              $1,025,272         63.0%
                           2. At book value less current surrender
                                charge of 5% or more                        89,513          5.5
                           3. At fair value                                     --           --
                        --------------------------------------------------------------------------
                           4. Total with adjustment or at fair
                                value                                    1,114,785         68.5
                           5. At book value without adjustment
                                (minimal or no charge or
                                adjustment)                                461,819         28.4
                        B. Not subject to discretionary withdrawal          50,155          3.1
                        --------------------------------------------------------------------------
                        C. Total (gross: direct + assumed)               1,626,759        100.0
                        D. Reinsurance ceded                                75,976           --
                        --------------------------------------------------------------------------
                        E. Total (net) (C)-(D)                          $1,550,783        100.0%
                        ==========================================================================

6.  FAIR VALUES OF      The  estimated fair values of financial instruments have
    FINANCIAL           been  determined by  using available  market information
    INSTRUMENTS         and  the  valuation   methodologies   described   below.
                        Considerable  judgment is often required in interpreting
                        market  data  to  develop   estimates   of  fair  value.
                        Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts related to the Company's financial instruments as of December 31, 2005 are as follows:

                                                            Carrying
                                                              value     Fair value
                        ----------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                               $505,107     $503,085
                        Preferred stocks                      25,735       26,603
                        Common stocks                             68           68
                        Cash and short-term investments        6,375        6,375
                        Policy loans                          19,369       19,369
                        ==========================================================
                        LIABILITIES
                        Policy and contract reserves        $537,133     $535,092
                        ==========================================================

                        Amounts related to the Company's financial instruments as of December 31, 2004 are as follows:

                                                            Carrying
                                                              value     Fair value
                        ----------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                               $403,705     $416,168
                        Preferred stocks                      25,125       25,826
                        Cash and short-term investments      182,846      182,846
                        Policy loans                          22,332       22,332
                        ==========================================================
                        LIABILITIES
                        Policy and contract reserves        $603,646     $594,584
                        ==========================================================

                        BONDS AND EQUITY SECURITIES

                        Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        CASH AND SHORT-TERM INVESTMENTS

                        The carrying value for cash and  short-term  investments
                        approximates   fair   values   due  to  the   short-term
                        maturities of these instruments.

                        POLICY LOANS

                        The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

                        POLICY AND CONTRACT RESERVES

                        Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                        The fair values of other policyholder liabilities were calculated using the Company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.  REINSURANCE         In  2002,  the  Company  reinsured  100% of its life and
                        accident  and  health   business  to   Protective   Life
                        Insurance Company  ("Protective"),  Washington  National
                        Insurance  Company  ("WNIC") and Conseco Life  Insurance
                        Co. of Texas ("Conseco"). The total reserves transferred
                        under these  agreements  were  $420,325 and $431,243 for
                        the   years   ended   December   31,   2005  and   2004,
                        respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        During 2004, the Company began to issue simplified-issue term life business. The Company retains between 20% to 30% of the risk. The risk is reinsured on both a coinsurance and modified coinsurance basis.

                        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                        The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $14,288 and $15,509 of its $20,181 and $20,945, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2005 and 2004.

                        Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2005 and 2004 were approximately $30 and $158, respectively.

                        No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2005 and 2004, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                  2005           2004
                        -------------------------------------------------------------
                        Premiums, annuity and fund
                          deposits                           $  50,366      $  42,389
                        Policyholder benefits                   47,092         44,362
                        Change in insurance and annuity
                          reserves                             (20,935)       (26,892)
                        Policy and contract reserves           489,269        463,491
                        =============================================================

                        The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                        There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2005 and 2004. During 2005 and 2004, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2005 and 2004 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $592 and $336 as of December 31, 2005 and 2004,
                        respectively):

                        YEAR ENDED DECEMBER 31,             2005            2004
                        --------------------------------------------------------
                        Short duration contracts:
                          Direct premiums               $  8,567        $ 10,351
                          Reinsurance ceded                8,567          10,351
                        --------------------------------------------------------
                             Total premiums             $     --        $     --
                        ========================================================
                        Long duration contracts:
                          Direct premiums               $147,645        $124,159
                          Reinsurance ceded               41,799          32,038
                        --------------------------------------------------------
                             Total premiums             $105,846        $ 92,121
                        ========================================================

                        The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no reduction in surplus in anticipation of a unilateral cancellation by a reinsurer as of the date of the financial statements.

8.  COMMITMENTS AND     Various  lawsuits against  the Company  may arise in the
    CONTINGENCIES       ordinary  course of the Company's  business.  Contingent
                        liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

                        On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

                        As of  December  31,  2005 and  2004,  the  Company  has
                        estimated probable recoveries through premium tax credits to be $1,800 and $398, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

9.  FEDERAL INCOME      Current  income  taxes  incurred  for  the  years  ended
    TAXES               December  31,  2005 and 2004  consist  of the  following
                        major components:

                        YEAR ENDED DECEMBER 31,                2005         2004
                        --------------------------------------------------------
                        Income tax expense on current
                          year operating income             $    --      $    --
                        Prior year overaccrual of tax          (704)         906
                        Ceding commission                        --        4,899
                        --------------------------------------------------------
                        Current income taxes incurred       $  (704)     $ 5,805
                        ========================================================

                        As of December 31, 2005, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. If the benefits of newly legislated rules are not properly utilized, this amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2005 and 2004 are as follows:

                        DECEMBER 31,                           2005         2004
                        --------------------------------------------------------
                        Gross deferred tax asset            $43,141      $37,625
                        Gross deferred tax liabilities           --          257
                        --------------------------------------------------------
                                                             43,141       37,368
                        Less: Nonadmitted deferred tax
                                asset                        40,911       33,965
                        --------------------------------------------------------
                        Net deferred tax asset              $ 2,230      $ 3,403
                        ========================================================
                        Increase in nonadmitted gross
                          deferred tax asset                $ 6,946      $ 3,348
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2005 and 2004 are as follows:

                                                                   2005        2004      Change
                        -----------------------------------------------------------------------
                        DTAs resulting from book./tax
                          differences in:
                            Net operating loss carryforward     $11,866     $ 2,477     $ 9,389
                            Capital loss carryforward            10,914      12,919      (2,005)
                            Insurance reserves                    3,199       4,959      (1,760)
                            Section 807(f) reserve basis
                                change                           10,674      12,199      (1,525)
                            Proxy DAC                             4,951       4,469         482
                            Investments                           1,296          --       1,296
                            Other                                   241         602        (361)
                        -----------------------------------------------------------------------
                        Gross DTAs                              $43,141     $37,625     $ 5,516
                        =======================================================================
                        Nonadmitted DTAs                        $40,911     $33,965     $ 6,946
                        =======================================================================
                        DTLs resulting from book./tax
                          differences in:
                            Investments                         $    --     $   257     $   257
                            Other                                    --          --          --
                        -----------------------------------------------------------------------
                        Gross DTLs                              $    --     $   257     $   257
                        =======================================================================
                        Net admitted deferred tax assets        $ 2,230     $ 3,403     $(1,173)
                        =======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The significant book to tax differences in 2005 are as follows:

                                                                    100%            35%
                        --------------------------------------------------------------
                        Statutory loss before taxes            $ (2,006)      $   (702)
                        Net realized capital gains                  354            124
                        --------------------------------------------------------------
                              Total pre-tax statutory loss       (1,652)          (578)
                        --------------------------------------------------------------
                        Reinsurance ceding
                           commission                            (7,445)        (2,605)
                        Amounts related to prior years -
                           current                               (2,011)          (704)
                        IMR/AVR                                  (1,815)          (635)
                        Fines and penalties                          81             28
                        Amounts related to prior years -
                           deferred                              (5,661)        (1,981)
                        --------------------------------------------------------------
                              Total adjustments                 (16,851)        (5,898)
                        --------------------------------------------------------------
                        Taxable loss from operations           $(18,503)      $ (6,476)
                        ==============================================================
                        Federal statutory income taxes                        $    704
                        Change in net deferred income
                           tax                                                  (5,773)
                        --------------------------------------------------------------
                        Total statutory income tax                            $ (6,477)
                        ==============================================================

                        As of December 31, 2005 and 2004, the Company had operating loss carryforwards of approximately $33,900 and $7,100, respectively, which begin to expire in 2018. As of December 31, 2005 and 2004, the Company capital loss carryforwards of had approximately $31,200 and $36,900, respectively, which begin to expire in 2007.

                        The Company files a separate life insurance company federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

10. RELATED PARTY       The  Company has  a service  agreement with Inviva, Inc,
    TRANSACTIONS        which covers certain general and administrative expenses
                        and taxes, licenses and fees. During 2005 and 2004, operating expenses of $19,587 and $19,119, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations.
                        The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                        Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2005 and 2004 under these agreements was $5,022 and $5,821, respectively.

                        40/86 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc.) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $-0- and $42 in 2005 and 2004, respectively. This agreement was terminated in March 2004.

                        The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                        During 2005 and 2004, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

11. SEPARATE ACCOUNTS   Separate  account assets and related policy  liabilities
                        represent the segregation of funds deposited by variable
                        annuity policyholders. Policyholders bear the investment
                        performance   risk  associated  with  these   annuities.
                        Separate account assets are invested at the direction of
                        the policyholders,  primarily in mutual funds.  Separate
                        account   assets  are   reported  at  fair  value  based
                        primarily on quoted market prices.

                        Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 are as follows:

                        YEAR ENDED DECEMBER 31,                         2005                        2004
                        ------------------------------------------------------------------------------------------
                                                               Separate                    Separate
                                                               accounts        Non-        accounts        Non-
                                                                 with       guaranteed       with       guaranteed
                                                              guarantees     separate     guarantees     separate
                                                              nonindexed     accounts     nonindexed     accounts
                        ------------------------------------------------------------------------------------------
                        Premiums, deposits and other
                           considerations                     $       --    $   91,153    $       --    $   64,379
                        ==========================================================================================
                        For accounts with assets at market
                           value                              $    1,240    $1,024,494    $    1,406    $1,018,128
                        ==========================================================================================
                        Reserves for separate accounts by
                           withdrawal characteristics:
                              Subject to discretionary
                                withdrawal:
                                   With market value
                                      adjustment              $    1,240    $       --    $    1,406    $       --
                                   At market value                    --     1,020,855            --     1,014,927
                              Not subject to discretionary
                                withdrawal                            --         3,639            --         3,201
                        ------------------------------------------------------------------------------------------
                              Total separate account
                                liabilities                   $    1,240    $1,024,494    $    1,406    $1,018,128
                        ==========================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2005 and 2004 are as follows:

                        YEAR ENDED DECEMBER 31,                 2005           2004
                        -----------------------------------------------------------
                        Transfers to separate accounts     $  91,124      $  64,467
                        Transfers from separate
                          accounts                           148,470        143,721
                        -----------------------------------------------------------
                        Net transfers from separate
                          accounts                         $ (57,346)     $ (79,254)
                        ===========================================================

12. EMPLOYEE BENEFITS   The Company  provides  certain life insurance and health
                        care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $703 and $726 at December 31, 2005 and 2004, respectively, and included in general expenses due and accrued. The expenses for these plans were ($22) and $98 at December
                        31, 2005 and 2004, respectively.

13. CAPITAL AND         The maximum amount of dividends which can be paid by the
    SURPLUS             State of Texas life insurance  companies to shareholders
                        without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net loss from operations before realized capital gains or losses for 2005 was $1,302. Statutory surplus with regards to policyholders as of December 31, 2005 was $40,486. The maximum dividend payout which may be made without prior approval in 2006 is $4,049.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Life and  health  insurance  companies  are  subject  to
                        certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005 and 2004, the Company meets its RBC requirements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT
  ON SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.


/s/ BDO Seidman, LLP
Certified Public Accountants

New York, New York
March 24, 2006

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2005
-------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
   Government bonds                                                   $     903
   Other bonds (unaffiliated)                                            24,791
   Preferred stocks (unaffiliated)                                          693
   Mortgage loans on real estate                                             --
   Policy loans                                                           1,630
   Cash and short-term investments                                        1,427
   Miscellaneous investment income                                          101
-------------------------------------------------------------------------------
       GROSS INVESTMENT INCOME                                        $  29,545
===============================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
   Bonds by maturity--statement value:
     Due within one year or less                                      $  43,189
     Over 1 year through 5 years                                        218,663
     Over 5 years through 10 years                                      161,137
     Over 10 years through 20 years                                      32,540
     Over 20 years                                                       49,578
-------------------------------------------------------------------------------
       TOTAL BY MATURITY                                              $ 505,107
===============================================================================

   Bonds by class--statement value:
     Class 1                                                          $ 380,572
     Class 2                                                             91,483
     Class 3                                                             10,653
     Class 4                                                             14,541
     Class 5                                                              7,612
     Class 6                                                                246
-------------------------------------------------------------------------------
       TOTAL BY CLASS                                                 $ 505,107
===============================================================================

Total bonds publicly traded                                           $ 475,160
Total bonds privately placed                                             39,620

Preferred stocks--statement value                                        25,735
Short-term investments--book value                                        9,672
Cash on deposit                                                          (3,297)
===============================================================================

LIFE INSURANCE IN-FORCE:
   Ordinary                                                           $ 361,756
===============================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2005
----------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
   Ordinary                                                                   $  104,593
   Group life                                                                         31

SUPPLEMENTARY CONTRACTS IN FORCE:
   Ordinary - not involving life contingencies - amount of income payable          8,872
   Ordinary - involving life contingencies - amount of income payable              5,829
   Group - not involving life contingencies - amount of income payable               794
   Group - involving life contingencies - amount of income payable                   731

ANNUITIES:
   Ordinary:
      Immediate - amount of income payable                                         1,498
      Deferred - fully paid account balance                                       31,047
      Deferred - not fully paid -account balance                               1,465,402
========================================================================================

                    ANNUAL STATEMENT FOR THE YEAR 2005 OF THE
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Admitted Assets as Reported
                                                                              Gross Investment Holdings    in the Annual Statement
                                                                              -------------------------  ---------------------------
                                                                                    1             2             3            4
                               Investment Categories                             Amount      Percentage      Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1. Bonds:
    1.1 U.S. Treasury securities ..........................................    15,907,456        2.843     15,907,456      2.843
    1.2 U.S. government agency obligations (excluding
        mortgage-backed securities):
        1.21 Issued by U.S. government agencies ...........................                      0.000                     0.000
        1.22 Issued by U.S. government sponsored agencies .................     1,379,013        0.246      1,379,013      0.246
    1.3 Foreign government (including Canada, excluding
        mortgaged-backed securities) ......................................     2,290,378        0.409      2,290,378      0.409
    1.4 Securities issued by states, territories, and
        possessions and political subdivisions in the U.S.:
        1.41 States, territories and possessions general obligations ......                      0.000                     0.000
        1.42 Political subdivisions of states, territories and
             possessions and political subdivisions general obligations ...                      0.000                     0.000
        1.43 Revenue and assessment obligations ...........................    12,424,923        2.220     12,424,923      2.221
        1.44 Industrial development and similar obligations ...............                      0.000                     0.000
    1.5 Mortgage-backed securities (includes residential and
        commercial MBS):
        1.51 Pass-through securities:
             1.511 Issued or guaranteed by GNMA ...........................    13,769,812        2.461     13,769,812      2.461
             1.512 Issued or guaranteed by FNMA and FHLMC .................    75,906,202       13.565     75,906,202     13.566
             1.513 All other ..............................................                      0.000                     0.000
        1.52 CMOs and REMICs:
             1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA ........    10,049,519        1.796     10,049,519      1.796
             1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                   agencies shown in Line 1.521 ...........................    43,913,196        7.848     43,913,196      7.848
             1.523 All other ..............................................                      0.000                     0.000
 2. Other debt and other fixed income securities (excluding short-term):
    2.1 Unaffiliated domestic securities (includes credit
        tenant loans rated by the SVO) ....................................   295,392,585       52.790    295,392,585     52.792
    2.2 Unaffiliated foreign securities ...................................    34,074,080        6.089     34,074,080      6.090
    2.3 Affiliated securities .............................................                      0.000                     0.000
 3. Equity interests:
    3.1 Investments in mutual funds .......................................                      0.000                     0.000
    3.2 Preferred stocks:
        3.21 Affiliated ...................................................                      0.000                     0.000
        3.22 Unaffiliated .................................................    25,735,228        4.599     25,735,228      4.599
    3.3 Publicly traded equity securities (excluding preferred stocks):
        3.31 Affiliated ...................................................                      0.000                     0.000
        3.32 Unaffiliated .................................................        67,598        0.012         67,598      0.012
    3.4 Other equity securities:
        3.41 Affiliated ...................................................                      0.000                     0.000
        3.42 Unaffiliated .................................................             1        0.000              1      0.000
    3.5 Other equity interests including tangible personal
        property under lease:
        3.51 Affiliated ...................................................                      0.000                     0.000
        3.52 Unaffiliated .................................................                      0.000                     0.000
 4. Mortgage loans:
    4.1 Construction and land development .................................                      0.000                     0.000
    4.2 Agricultural ......................................................                      0.000                     0.000
    4.3 Single family residential properties ..............................                      0.000                     0.000
    4.4 Multifamily residential properties ................................                      0.000                     0.000
    4.5 Commercial loans ..................................................                      0.000                     0.000
    4.6 Mezzanine real estate loans .......................................                      0.000                     0.000
 5. Real estate investments:
    5.1 Property occupied by the company ..................................                      0.000                     0.000
    5.2 Property held for the production of income (including
        $______________ of property acquired in satisfaction of
        debt) .............................................................                      0.000                     0.000
    5.3 Property held for sale (including $_____________
        property acquired in satisfaction of debt) ........................                      0.000                     0.000
 6. Contract loans ........................................................    19,383,594        3.464     19,368,607      3.462
 7. Receivables for securities ............................................     2,887,525        0.516      2,887,525      0.516
 8. Cash, cash equivalents and short-term investments .....................     6,375,499        1.139      6,375,499      1.139
 9. Other invested assets .................................................                      0.000                     0.000
                                                                             -------------------------------------------------------
10. Total invested assets                                                     559,556,609      100.000    559,541,622    100.000
------------------------------------------------------------------------------------------------------------------------------------

                                                                      [BAR CODE]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2005
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville, KY 40223
NAIC Group Code 3381                                     NAIC Company Code 64017
           Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U. S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

    1.    Reporting entity's total admitted assets as reported on Page 2 of this annual statement. ..............   $573,256,767

    2.    Ten largest exposures to a single issuer/borrower/investment.

                     1                                         2                              3                    4
                                                                                                          Percentage of Total
                   Issuer                            Description of Exposure                Amount          Admitted Assets
          ------------------------------        --------------------------------         -----------      -------------------
    2.01  Investors Guaranty Assurance          Preferred Stock                          $25,000,000              4.4%
    2.02  Bear Stearns Comm Mtge Sec            CMO                                      $ 9,497,222              1.7%
    2.03  General Electric Capital Corp         Issuer Obligation                        $ 8,418,752              1.5%
    2.04  LB-UBC Comm Mtge Trust                CMO                                      $ 8,362,619              1.5%
    2.05  Citigroup Inc                         Issuer Obligation                        $ 7,496,189              1.3%
    2.06  JP Morgan Chase & Co                  Issuer Obligation                        $ 6,471,547              1.1%
    2.07  Fifth Third Bank                      Money Market                             $ 6,125,435              1.1%
    2.08  Residential Asset Mortgage Inc        Mortgage Backed Securities               $ 4,970,739              0.9%
    2.09  Conseco Funding LTD                   CBO                                      $ 4,863,128              0.8%
    2.10  Wachovia Bank Comm Mtge Tr            CMO                                      $ 4,821,243              0.8%

    3.    Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

             Bonds                  1                   2                   Preferred Stocks            3                    4
    ---------------------     ------------            -----                 ----------------      ------------            ------
    3.01  NAIC-1              $390,244,189            68.1%           3.07  P/RP-1                $    125,228              0.0%
    3.02  NAIC-2              $ 91,483,283            16.0%           3.08  P/RP-2                $    610,000              0.1%
    3.03  NAIC-3              $ 10,653,302             1.9%           3.09  P/RP-3                $ 25,000,000              4.4%
    3.04  NAIC-4              $ 14,541,221             2.5%           3.10  P/RP-4                $                         0.0%
    3.05  NAIC-5              $  7,611,874             1.3%           3.11  P/RP-5                $                         0.0%
    3.06  NAIC-6              $    245,501             0.0%           3.12  P/RP-6                $                         0.0%


    4.    Assets held in foreign investments:
    4.01  Are assets held in foreign investments less than 2.5% of the reporting entity's
          total admitted assets? .............................................................                    Yes |_| No |X|
    4.02  Total admitted assets held in foreign investments ..................................    $ 28,746,943              5.0%
    4.03  Foreign-currency-denominated investments ...........................................    $                         0.0%
    4.04  Insurance liabilities denominated in that same foreign currency ....................    $                         0.0%
          If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

     5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
    5.01  Countries rated NAIC-1 ...............................................     $ 27,089,141                       4.7%
    5.02  Countries rated NAIC-2 ...............................................     $  1,504,985                       0.3%
    5.03  Countries rated NAIC-3 or below ......................................     $    132,816                       0.0%

     6.   Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
          Countries rated NAIC - 1:
    6.01  Country: Cayman Islands ..............................................     $  6,861,187                       1.2%
    6.02  Country: United Kindom ...............................................     $  5,123,935                       0.9%
          Countries rated NAIC - 2:
    6.03  Country: Mexico ......................................................     $  1,504,985                       0.3%
    6.04  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 3 or below:
    6.05  Country: Marshall Islands ............................................     $    132,816                       0.0%
    6.06  Country: .............................................................     $                                  0.0%

                                                                                           1                             2
                                                                                     ------------                  ------------
     7.   Aggregate unhedged foreign currency exposure .........................     $                                  0.0%

     8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
    8.01  Countries rated NAIC-1 ...............................................     $                                  0.0%
    8.02  Countries rated NAIC-2 ...............................................     $                                  0.0%
    8.03  Countries rated NAIC-3 or below ......................................     $                                  0.0%

     9.   Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
          Countries rated NAIC - 1:
    9.01  Country: .............................................................     $                                  0.0%
    9.02  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 2:
    9.03  Country: .............................................................     $                                  0.0%
    9.04  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 3 or below:
    9.05  Country: .............................................................     $                                  0.0%
    9.06  Country: .............................................................     $                                  0.0%

    10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                             1                                      2                     3                              4
                           Issuer                             NAIC Rating
          ----------------------------------------------------------------------     -----------                   ------------
   10.01  Conseco Funding Ltd                          2                             $ 4,863,128                        0.8%
   10.02  RAS Laffan Liq Nat Gas                       1                             $ 3,087,636                        0.5%
   10.03  FBG Finance LTD                              2                             $ 2,991,556                        0.5%
   10.04  British Telecom PLC                          1                             $ 2,171,491                        0.4%
   10.05  Deutsche Telekom                             1                             $ 2,108,335                        0.4%
   10.06  France Telekom                               1                             $ 2,001,638                        0.3%
   10.07  Yorkshire Power Finance                      2                             $ 1,998,059                        0.3%
   10.08  Vodafone Group                               1                             $ 1,832,697                        0.3%
   10.09  Philips Electronics                          2                             $ 1,554,579                        0.3%
   10.10  United Mexican States                        2                             $ 1,504,985                        0.3%


                                     285.1

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
          Canadian currency exposure:
   11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? ..  Yes |X| No |_|

          If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                           1                             2
                                                                                     ------------                  ------------
   11.02  Total admitted assets held in Canadian investments ...................     $                                  0.0%
   11.03  Canadian-currency-denominated investments ............................     $                                  0.0%
   11.04  Canadian-denominated insurance liabilites ............................     $                                  0.0%
   11.05  Unhedged Canadian currency exposure ..................................     $                                  0.0%

    12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

   12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting
          entity's total admitted assets? ..........................................................................  Yes |X| No |_|

          If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   12.02  Aggregate statement value of investments with contractual sales
          restrictions .........................................................     $                                  0.0%
          Largest 3 investments with contractual sales restrictions:
   12.03  ......................................................................     $                                  0.0%
   12.04  ......................................................................     $                                  0.0%
   12.05  ......................................................................     $                                  0.0%

    13.   Amounts and percentages of admitted assets held in the ten largest equity interests:

   13.01  Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? ......  Yes |_| No |X|

          If responseto 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                         1                                                 2                             3
                                  Name of Issuer
          ----------------------------------------------------------------------     ------------                  ------------
   13.02  Investors Guaranty Assurance .........................................     $ 25,000,000                       4.4%
   13.03  SLM Corp .............................................................     $    250,000                       0.0%
   13.04  Principal Financial Group ............................................     $    180,000                       0.0%
   13.05  Metlife Inc ..........................................................     $    180,000                       0.0%
   13.06  FHLMC ................................................................     $    125,228                       0.0%
   13.07  ......................................................................     $                                  0.0%
   13.08  ......................................................................     $                                  0.0%
   13.09  ......................................................................     $                                  0.0%
   13.10  ......................................................................     $                                  0.0%
   13.11  ......................................................................     $                                  0.0%


                                     285.2

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    14.   Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

   14.01  Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's
          total admitted assets? ...................................................................................  Yes |_| No |X|

          If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   14.02  Aggregate statement value of investments held in nonaffiliated,
          privately placed equities ............................................     $ 25,000,000                       4.4%
          Largest 3 investments held in nonaffiliated, privately placed equities:
   14.03  Investors Guaranty Assurance .........................................     $ 25,000,000                       4.4%
   14.04 .......................................................................     $                                  0.0%
   14.05 .......................................................................     $                                  0.0%
    15.   Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

   15.01  Are assets held in general partnership interests less than 2.5% of the reporting entity's total
          admitted assets? .........................................................................................  Yes |X| No |_|

          If response to 15.01 is yes, responses are not required for the remainder of Interrogatory 15.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   15.02  Aggregate statement value of investments held in general partnership
          interests ............................................................     $                                  0.0%
          Largest 3 investments in general partnership interests:
   15.03 .......................................................................     $                                  0.0%
   15.04 .......................................................................     $                                  0.0%
   15.05 .......................................................................     $                                  0.0%

    16.   Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

   16.01  Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?   Yes |X| No |_|

          If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                           1                                               2                             3
                     Type (Residential, Commercial, Agricultural)
          ----------------------------------------------------------------------     ------------                  ------------
   16.02 .......................................................................     $                                  0.0%
   16.03 .......................................................................     $                                  0.0%
   16.04 .......................................................................     $                                  0.0%
   16.05 .......................................................................     $                                  0.0%
   16.06 .......................................................................     $                                  0.0%
   16.07 .......................................................................     $                                  0.0%
   16.08 .......................................................................     $                                  0.0%
   16.09 .......................................................................     $                                  0.0%
   16.10 .......................................................................     $                                  0.0%
   16.11 .......................................................................     $                                  0.0%


                                     285.3

SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

          Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                        Loans
                                                                                     ------------------------------------------
   16.12  Construction loans .................................................       $                                  0.0%
   16.13  Mortgage loans over 90 days past due ...............................       $                                  0.0%
   16.14  Mortgage loans in the process of foreclosure .......................       $                                  0.0%
   16.15  Mortgage loans foreclosed ..........................................       $                                  0.0%
   16.16  Restructured mortgage loans

    17.   Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                  Residential                           Commercial                          Agricultural
      Loan to Value             1                  2                 3                  4                5                  6
   -------------------   --------------     --------------    --------------     --------------   --------------     --------------
   17.01  above 95% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.02  91 to 95% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.03  81 to 90% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.04  71 to 80% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.05  below 70% ..   $                        0.0%        $                        0.0%       $                        0.0%
    18.   Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

   18.01  Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?     Yes |X| No |_|

          If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

          Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                    Description
                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   18.02  ......................................................................     $                                  0.0%
   18.03  ......................................................................     $                                  0.0%
   18.04  ......................................................................     $                                  0.0%
   18.05  ......................................................................     $                                  0.0%
   18.06  ......................................................................     $                                  0.0%

    19.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                     At Year End                    At End of Each Quarter
                                                                                            1st Quarter   2nd Quarter    3rd Quarter
                                                                       1           2             3             4              5
                                                                ------------  ----------    ------------  ------------   -----------
   19.01  Securities lending agreements (do not include
          assets held as collateral for such transactions) .    $                 0.0%      $             $              $
   19.02  Repurchase agreements ............................    $                 0.0%      $             $              $
   19.03  Reverse repurchase agreements ....................    $                 0.0%      $             $              $
   19.04  Dollar repurchase agreements .....................    $                 0.0%      $             $              $
   19.05  Dollar reverse repurchase agreements .............    $                 0.0%      $             $              $


                                     285.4

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    20.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                               Owned                                       Written
                                                       1                   2                        3                    4
                                               ---------------      ---------------         ---------------        --------------
   20.01  Hedging .........................    $                          0.0%              $                           0.0%
   20.02  Income generation ...............    $                          0.0%              $                           0.0%
   20.03  Other ...........................    $                          0.0%              $                           0.0%

    21.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                        At Year End                           At End of Each Quarter
                                                                               1st Quarter         2nd Quarter         3rd Quarter
                                                    1               2                3                   4                   5
                                               -----------     -----------     -----------         -----------         -----------
   21.01  Hedging .........................    $                   0.0%        $                   $                   $
   21.02  Income generation ...............    $                   0.0%        $                   $                   $
   21.03  Replications ....................    $                   0.0%        $                   $                   $
   21.04  Other ...........................    $                   0.0%        $                   $                   $

    22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                        At Year End                          At End of Each Quarter
                                               ---------------------------     ---------------------------------------------------
                                                                               1st Quarter         2nd Quarter         3rd Quarter
                                                    1               2                3                   4                   5
                                               -----------     -----------     -----------         -----------         -----------
   22.01  Hedging .........................    $                   0.0%        $                   $                   $
   22.02  Income generation ...............    $                   0.0%        $                   $                   $
   22.03  Replications ....................    $                   0.0%        $                   $                   $
   22.04  Other ...........................    $                   0.0%        $                   $                   $


                                     285.5


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2005

                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2005

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I                                                                              PAGE
Statement of Assets and Liabilities as of December 31, 2005........................................................       2
Statements of Operations and Changes in Net Assets for the year ended December 31, 2005............................      40
Statements of Operations and Changes in Net Assets for the year ended December 31, 2004............................      58
Notes to Financial Statements......................................................................................      75
Report of Independent Registered Public Accounting Firms...........................................................      96

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                                                                                       SHARES              COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
      40|86 Series Trust:
         Balanced Portfolio ...............................................          55,734.249       $     746,876    $     776,934
         Equity Portfolio .................................................          97,594.974           2,460,245        2,409,621
         Fixed Income Portfolio ...........................................          57,006.984             570,060          563,228
         Government Securities Portfolio ..................................          39,810.110             461,564          452,242
         High Yield Portfolio .............................................         161,688.582           1,602,477        1,516,638
         Money Market Portfolio ...........................................       3,086,769.142           3,086,769        3,086,769
      AIM Variable Insurance Funds:
         Basic Value Fund .................................................          22,130.103             249,775          271,315
         Core Stock Fund ..................................................           3,293.205              58,517           62,735
         Financial Services Fund ..........................................           4,920.043              71,794           75,129
         Global Health Care Fund ..........................................          10,399.648             191,409          212,569
         High Yield Fund ..................................................          29,461.966             190,564          177,656
         Mid Cap Core Equity Fund .........................................          28,103.677             356,489          379,962
         Real Estate Fund .................................................          35,495.063             654,036          747,525
         Technology Fund ..................................................          12,632.978             145,610          160,315
      The Alger American Fund:
         Growth Portfolio .................................................          32,673.798           1,157,409        1,282,446
         Leveraged AllCap Portfolio .......................................          15,344.223             455,457          533,673
         MidCap Growth Portfolio ..........................................          43,533.723             866,075          953,389
         Small Capitalization Portfolio ...................................          35,867.944             765,537          849,353
      American Century Variable Portfolios, Inc:
         Balanced Fund ....................................................           1,242.184               9,194            9,316
         Income & Growth Fund .............................................          90,840.626             634,382          682,211
         Inflation Protection Fund ........................................           5,368.305              56,156           55,078
         International Fund ...............................................          53,305.653             350,918          438,705
         Value Fund .......................................................          67,252.229             537,794          551,469
      The Dreyfus Investment Portfolio:
         Small Cap Index Portfolio ........................................           1,591.205              25,895           26,525
      The Dreyfus Socially Responsible Growth Fund, Inc ...................           9,468.379             234,066          246,934
      Dreyfus Stock Index Fund ............................................          50,606.258           1,529,454        1,610,290
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio ......................................           8,081.850             163,302          179,740
         International Value Portfolio ....................................          44,922.699             675,634          785,698
      Federated Insurance Series:
         Capital Income Fund II ...........................................          13,100.241             111,104          117,115
         High Income Bond Fund II .........................................          98,432.115             754,104          761,865
         International Equity Fund II .....................................          20,861.348             271,932          300,821
      Janus Aspen Series:
         Growth and Income Portfolio ......................................          33,355.523             546,707          586,057
         International Growth Portfolio ...................................           7,126.411             204,132          253,200
         Large Cap Growth Portfolio .......................................          25,362.147             494,561          529,055
         Mid Cap Growth Portfolio .........................................          25,694.628             633,897          745,657
         Worldwide Growth Portfolio .......................................           6,610.851             170,777          184,839
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio .......................................          65,734.628           1,078,271        1,236,469
         Equity Portfolio .................................................          11,256.335             119,643          124,045
         International Equity Portfolio ...................................           3,540.857              42,323           45,430
         Small Cap Portfolio ..............................................          43,526.445             681,548          709,916
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio ........................................          41,711.619             564,443          581,042
         Growth and Income Portfolio ......................................          59,595.533           1,564,281        1,559,020

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                       SHARES              COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Neuberger Berman Advisers Management Trust:
         Fasciano Portfolio ...............................................           3,054.580       $      39,563    $      43,253
         High Income Bond Portfolio .......................................             414.645               4,234            4,018
         Limited Maturity Bond Portfolio ..................................          42,193.060             549,147          533,319
         Midcap Growth Portfolio ..........................................          14,996.293             259,261          304,124
         Partners Portfolio ...............................................          18,167.451             362,107          388,964
         Regency Portfolio ................................................           7,843.389             119,915          121,571
         Socially Responsive Portfolio ....................................           3,820.646              54,533           56,966
      PIMCO Variable Insurance Trust:
         Money Market Fund ................................................         230,463.210             230,463          230,464
         Real Return Fund .................................................          56,705.960             732,012          719,600
         Short Term Fund ..................................................          24,669.752             248,397          247,930
         Total Return Fund ................................................         115,997.204           1,216,945        1,187,810
      Pioneer Variable Contracts Trust:
         Core Bond Portfolio ..............................................             339.243               3,314            3,351
         Equity Income Portfolio ..........................................          27,628.472             569,791          590,421
         Europe Portfolio .................................................           8,016.342              82,634           89,785
         Fund Portfolio ...................................................          29,075.420             574,345          624,831
         High Yield Portfolio .............................................          87,760.468             950,247          954,833
         Mid Cap Value Portfolio ..........................................           3,232.401              80,357           79,905
      Potomac Insurance Trust:
         Dynamic VP High Yield Bond Fund ..................................           2,434.843              48,993           48,818
      Royce Capital Fund:
         Micro-Cap Portfolio ..............................................          51,965.109             595,829          653,201
         Small-Cap Portfolio ..............................................         140,212.193           1,246,855        1,355,851
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund ......................................             906.928              30,382           31,534
         Arktos Fund ......................................................          12,685.626             272,405          272,868
         Banking Fund .....................................................             148.562               5,046            4,411
         Basic Material Fund ..............................................          36,557.670           1,018,094        1,018,863
         Biotechnology Fund ...............................................          33,490.915             710,353          715,699
         Commodities Fund .................................................             892.914              20,558           19,733
         Consumer Products Fund ...........................................           2,346.465              74,947           74,218
         Electronics Fund .................................................          27,723.168             351,961          379,254
         Energy Fund ......................................................          37,210.696           1,365,597        1,458,661
         Energy Services Fund .............................................          38,736.793           1,045,500        1,197,742
         Financial Services Fund ..........................................           6,892.448             194,505          200,570
         Health Care Fund .................................................           6,568.356             181,822          185,030
         Internet Fund ....................................................          27,049.943             403,157          398,716
         Inverse Dynamic Dow 30 Fund ......................................              13.569                 647              586
         Inverse Small-Cap Fund ...........................................           9,499.495             405,913          385,679
         Juno Fund ........................................................           1,330.487              27,461           27,674
         Large Cap Europe Fund ............................................           1,789.195              42,871           42,655
         Large Cap Growth Fund ............................................           4,706.307             121,825          120,906
         Large Cap Japan Fund .............................................          17,695.560             539,771          591,385
         Large Cap Value Fund .............................................           1,712.356              48,119           47,775
         Leisure Fund .....................................................           4,446.322             109,411           97,640
         Long Dynamic Dow 30 Fund .........................................              56.872               1,358            1,314
         Medius Fund ......................................................           5,914.760             174,441          178,330
         Mekros Fund ......................................................          15,270.830             508,757          521,346
         Mid-Cap Growth Fund ..............................................           6,025.836             179,214          182,221
         Mid-Cap Value Fund ...............................................           1,098.193              28,137           21,162
         Nova Fund ........................................................          26,488.203             228,299          226,739
         OTC Fund .........................................................          10,887.971             158,261          158,420
         Precious Metals Fund .............................................          18,118.466             167,907          187,708

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                      SHARES               COST            VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         Real Estate Fund .................................................           3,637.662       $     145,746    $     146,599
         Sector Rotation Fund .............................................           9,470.924             106,721          120,187
         Small-Cap Growth Fund ............................................           3,456.355             101,067           98,990
         Small-Cap Value Fund .............................................           4,190.362             119,396          107,566
         Technology Fund ..................................................          25,109.774             319,624          349,528
         Telecommunications Fund ..........................................          19,085.922             389,320          359,006
         Titan 500 Fund ...................................................          60,278.555           1,126,714        1,107,317
         Transportation Fund ..............................................           8,068.329             237,805          263,351
         U.S. Government Bond Fund ........................................           4,927.527              60,492           61,002
         U.S. Government Money Market Fund ................................       5,296,155.355           5,296,155        5,296,155
         Ursa Fund ........................................................          12,110.755              65,213           62,370
         Utilities Fund ...................................................          38,028.098             744,205          725,957
         Velocity 100 Fund ................................................          45,712.433           1,017,700        1,023,501
      Salomon Brothers Variable Series Funds Inc:
         All Cap Fund .....................................................           8,321.981             135,927          144,386
         Large Cap Growth Fund ............................................           2,852.519              33,810           35,143
         Strategic Bond Fund ..............................................           4,985.989              55,256           51,405
         Total Return Fund ................................................           1,903.782              21,323           21,590
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio .........................          16,865.740             201,011          231,397
         Global Technology Portfolio ......................................           3,665.116              43,219           49,296
      Third Avenue Variable Series Trust:
         Value Portfolio ..................................................          48,259.868           1,236,753        1,322,802
      Van Eck Worldwide Insurance Trust:
         Worldwide Absolute Return Fund ...................................          33,939.202             334,646          334,640
         Worldwide Bond Fund ..............................................          26,201.313             324,121          315,202
         Worldwide Emerging Markets Fund ..................................          66,391.471           1,058,356        1,321,853
         Worldwide Hard Assets Fund .......................................          30,612.108             648,666          849,180
         Worldwide Real Estate Fund .......................................          29,522.591             508,744          613,481
      Wells Fargo Advantage Variable Trust Funds:
         Discovery Fund ...................................................           9,109.346             114,152          130,628
         Opportunity Fund .................................................          33,894.297             709,404          820,919
------------------------------------------------------------------------------------------------------------------------------------
            Total investments in portfolio shares                                                                      $  59,783,301
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Amounts due to Jefferson National Life Insurance Company................                                                   19,149
------------------------------------------------------------------------------------------------------------------------------------
            Net assets.....................................................                                            $  59,764,152
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                          SUB-ACCOUNT
                                                                         UNITS             VALUE            VALUE           TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      40|86 Series Trust:
         Balanced Portfolio
            Base ...............................................       30,772.886       $15.704827       $  483,283
            Base + GMDB/1 ......................................        4,238.931        15.406561           65,307
            Base + GMDB/2 ......................................       13,518.473        11.518919          155,718
            Base + GMDB/1 + GMIB ...............................        4,754.840        15.122108           71,903
            Base + GMDB/2 + GMIB ...............................           63.184        11.447491              723
            Base + GMWB/5 ......................................               --        11.542761               --
            Base + GMWB/5 + GMDB Opt 1 .........................               --        11.459365               --
            Base + GMWB/5+ GMDB Opt 2 ..........................               --        11.435625               --
            Base + GMWB/5+ GMDB Opt 1 + GMIB ...................               --        11.388306               --
            Base + GMWB/5+ GMDB Opt 2 + GMIB ...................               --        11.364717               --
            Base + GMWB/2 ......................................               --        11.507003               --
            Base + GMWB/2 + GMDB Opt 1 .........................               --        11.423781               --
            Base + GMWB/2 + GMDB Opt 2 .........................               --        11.400113               --
            Base + GMWB/2 + GMDB Opt 1 + GMIB ..................               --        11.352936               --
            Base + GMWB/2 + GMDB Opt 2 + GMIB ..................               --        11.329425               --       $  776,934
                                                                                                                          ----------
         Equity Portfolio
            Base ...............................................       88,662.620        21.708670        1,924,748
            Base + GMDB/1 ......................................        9,025.917        21.298986          192,243
            Base + GMDB/2 ......................................        8,230.379        13.225795          108,853
            Base + GMDB/1 + GMIB ...............................        3,539.457        20.908312           74,004
            Base + GMDB/2 + GMIB ...............................        3,988.560        13.143806           52,425
            Base + GMWB/5 ......................................               --        13.253134               --
            Base + GMWB/5 + GMDB Opt 1 .........................          464.314        13.157429            6,109
            Base + GMWB/5+ GMDB Opt 2 ..........................          548.945        13.130195            7,208
            Base + GMWB/5+ GMDB Opt 1 + GMIB ...................               --        13.075841               --
            Base + GMWB/5+ GMDB Opt 2 + GMIB ...................               --        13.048779               --
            Base + GMWB/2 ......................................        1,592.987        13.212089           21,047
            Base + GMWB/2 + GMDB Opt 1 .........................        1,752.265        13.116576           22,984
            Base + GMWB/2 + GMDB Opt 2 .........................               --        13.089419               --
            Base + GMWB/2 + GMDB Opt 1 + GMIB ..................               --        13.035251               --
            Base + GMWB/2 + GMDB Opt 2 + GMIB ..................               --        13.008275               --        2,409,621
                                                                                                                          ----------
         Fixed Income Portfolio
            Base ...............................................       25,921.742        13.757272          356,612
            Base + GMDB/1 ......................................        7,145.309        13.497623           96,445
            Base + GMDB/2 ......................................        1,312.807        10.403103           13,657
            Base + GMDB/1 + GMIB ...............................        3,001.589        13.249995           39,771
            Base + GMDB/2 + GMIB ...............................          476.613        10.338571            4,927
            Base + GMWB/5 ......................................          625.384        10.424637            6,519
            Base + GMWB/5 + GMDB Opt 1 .........................        3,506.761        10.349307           36,293
            Base + GMWB/5+ GMDB Opt 2 ..........................               --        10.327858               --
            Base + GMWB/5+ GMDB Opt 1 + GMIB ...................               --        10.285116               --
            Base + GMWB/5+ GMDB Opt 2 + GMIB ...................               --        10.263796               --
            Base + GMWB/2 ......................................               --        10.392316               --
            Base + GMWB/2 + GMDB Opt 1 .........................               --        10.317161               --
            Base + GMWB/2 + GMDB Opt 2 .........................          874.580        10.295781            9,004
            Base + GMWB/2 + GMDB Opt 1 + GMIB ..................               --        10.253158               --
            BASE + GMWB/2 + GMDB OPT 2 + GMIB ..................               --        10.231906               --          563,228
                                                                                                                          ----------
         Government Securities Portfolio
            Base ...............................................       16,024.006        12.692626          203,387
            Base + GMDB/1 ......................................        7,794.447        12.453033           97,065
            Base + GMDB/2 ......................................        5,201.823        10.099401           52,535
            Base + GMDB/1 + GMIB ...............................        2,436.439        12.224587           29,784
            Base + GMDB/2 + GMIB ...............................               --        10.036749               --
            Base + GMWB/5 ......................................          939.772        10.120293            9,511
            Base + GMWB/5 + GMDB Opt 1 .........................        5,337.054        10.047164           53,622

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                          SUB-ACCOUNT
                                                                         UNITS             VALUE            VALUE           TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   40|86 Series Trust: (continued)
      Government Securities Portfolio (continued)
         Base + GMWB/5+ GMDB Opt 2 .............................               --      $ 10.026342      $        --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --         9.984825               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................           35.953         9.964148              358
         Base + GMWB/2 .........................................               --        10.088941               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        10.015951               --
         Base + GMWB/2 + GMDB Opt 2 ............................          598.286         9.995190            5,980
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --         9.953819               --
         BASE + GMWB/2 + GMDB OPT 2 + GMIB .....................               --         9.933188               --      $   452,242
                                                                                                                         -----------
      High Yield Portfolio
         Base ..................................................       84,100.093        14.791606        1,243,975
         Base + GMDB/1 .........................................       10,634.094        14.534156          154,558
         Base + GMDB/2 .........................................        4,447.591        10.901641           48,486
         Base + GMDB/1 + GMIB ..................................          582.648        14.288953            8,325
         Base + GMDB/2 + GMIB ..................................               --        10.834024               --
         Base + GMWB/5 .........................................        1,078.449        10.924185           11,781
         Base + GMWB/5 + GMDB Opt 1 ............................        3,958.332        10.845269           42,929
         Base + GMWB/5+ GMDB Opt 2 .............................          462.234        10.822811            5,003
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................           85.585        10.778001              922
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        10.755670               --
         Base + GMWB/2 .........................................               --        10.890338               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        10.811580               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        10.789186               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................           61.327        10.744528              659
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        10.722274               --        1,516,638
                                                                                                                         -----------
      Money Market Portfolio
         Base ..................................................      181,855.390        11.475799        2,086,936
         Base + GMDB/1 .........................................       35,397.314        11.259182          398,545
         Base + GMDB/2 .........................................       43,703.227         9.997869          436,939
         Base + GMDB/1 + GMIB ..................................        5,821.787        11.052622           64,346
         Base + GMDB/2 + GMIB ..................................               --         9.935844               --
         Base + GMWB/5 .........................................        2,529.260        10.018552           25,340
         Base + GMWB/5 + GMDB Opt 1 ............................        1,635.518         9.946162           16,267
         Base + GMWB/5+ GMDB Opt 2 .............................               --         9.925539               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --         9.884442               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --         9.863974               --
         Base + GMWB/2 .........................................               --         9.987486               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --         9.915252               --
         Base + GMWB/2 + GMDB Opt 2 ............................        5,901.751         9.894708           58,396
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --         9.853744               --
         BASE + GMWB/2 + GMDB OPT 2 + GMIB .....................               --         9.833330               --        3,086,769
                                                                                                                         -----------
   AIM Variable Insurance Funds:
      Basic Value Fund
         Base ..................................................       12,838.076        14.672522          188,367
         Base + GMDB/1 .........................................        3,476.820        14.547744           50,580
         Base + GMDB/2 .........................................          357.310        11.732320            4,192
         Base + GMDB/1 + GMIB ..................................          625.840        14.431799            9,032
         Base + GMDB/2 + GMIB ..................................          882.603        11.659551           10,291
         Base + GMWB/5 .........................................               --        11.756594               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        11.671653               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        11.647470               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................          441.485        11.599269            5,121
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.575240               --
         Base + GMWB/2 .........................................          318.443        11.720173            3,732
         Base + GMWB/2 + GMDB Opt 1 ............................               --        11.635401               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        11.611303               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        11.563231               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        11.539293               --          271,315
                                                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                          SUB-ACCOUNT
                                                                         UNITS             VALUE            VALUE           TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   AIM Variable Insurance Funds: (continued)
      Core Stock Fund
         Base ..................................................        4,373.996       $10.946130       $   47,878
         BASE + GMDB/1 .........................................          406.689        10.739479            4,368
         Base + GMDB/2 .........................................          204.755        10.697587            2,190
         Base + GMDB/1 + GMIB ..................................          393.982        10.542389            4,154
         Base + GMDB/2 + GMIB ..................................          269.484        10.631244            2,865
         Base + GMWB/5 .........................................               --        10.719711               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        10.642263               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        10.620212               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................          121.038        10.576259            1,280
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        10.554351               --
         Base + GMWB/2 .........................................               --        10.686498               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        10.609207               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        10.587233               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        10.543418               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        10.521574               --       $   62,735
                                                                                                                          ----------
      Financial Services Fund
         Base ..................................................        5,182.113        11.629227           60,264
         Base + GMDB/1 .........................................               --        11.461252               --
         Base + GMDB/2 .........................................               --        11.530601               --
         Base + GMDB/1 + GMIB ..................................          846.372        11.301841            9,566
         Base + GMDB/2 + GMIB ..................................               --        11.459085               --
         Base + GMWB/5 .........................................               --        11.554452               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        11.470984               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        11.447225               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        11.399851               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.376236               --
         Base + GMWB/2 .........................................               --        11.518654               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        11.435368               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        11.411661               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        11.364441               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................          467.205        11.340913            5,299           75,129
                                                                                                                          ----------
      Global Health Care Fund
         Base ..................................................       15,680.686        10.859001          170,277
         Base + GMDB/1 .........................................        3,260.171        10.702127           34,891
         Base + GMDB/2 .........................................               --        11.523598               --
         Base + GMDB/1 + GMIB ..................................          293.000        10.553261            3,092
         Base + GMDB/2 + GMIB ..................................          376.266        11.452117            4,309
         Base + GMWB/5 .........................................               --        11.547431               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        11.463997               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        11.440254               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        11.392890               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.369279               --
         Base + GMWB/2 .........................................               --        11.511648               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        11.428391               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        11.404694               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        11.357502               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        11.333957               --          212,569
                                                                                                                          ----------
      High Yield Fund
         Base ..................................................        7,887.716        10.906928           86,031
         Base + GMDB/1 .........................................        3,957.912        10.843314           42,917
         Base + GMDB/2 .........................................               --        10.825286               --
         Base + GMDB/1 + GMIB ..................................        3,324.369        10.789172           35,867
         Base + GMDB/2 + GMIB ..................................               --        10.771155               --
         Base + GMWB/5 .........................................               --        10.843314               --
         Base + GMWB/5 + GMDB Opt 1 ............................           46.655        10.780144              503
         Base + GMWB/5+ GMDB Opt 2 .............................               --        10.762147               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................          114.960        10.726250            1,233

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                          SUB-ACCOUNT
                                                                         UNITS             VALUE            VALUE           TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   AIM Variable Insurance Funds: (continued)
      High Yield Fund (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................            4.287       $10.708335       $       46
         Base + GMWB/2 .........................................               --        10.816237               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        10.753164               --
         Base + GMWB/2 + GMDB Opt 2 ............................        1,030.120        10.735203           11,059
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        10.699395               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        10.681528               --       $  177,656
                                                                                                                          ----------
      Mid Cap Core Equity Fund
         Base ..................................................       25,550.681        14.694079          375,444
         Base + GMDB/1 .........................................               --        14.569111               --
         Base + GMDB/2 .........................................               --        12.005072               --
         Base + GMDB/1 + GMIB ..................................               --        14.453020               --
         Base + GMDB/2 + GMIB ..................................          378.668        11.930614            4,518
         Base + GMWB/5 .........................................               --        12.029907               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        11.943011               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        11.918267               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        11.868954               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.844373               --
         Base + GMWB/2 .........................................               --        11.992648               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        11.905918               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        11.881276               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        11.832084               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        11.807578               --          379,962
                                                                                                                          ----------
      Real Estate Fund
         Base ..................................................       30,941.016        22.024269          681,453
         Base + GMDB/1 .........................................               --        21.706342               --
         Base + GMDB/2 .........................................           70.050        15.431073            1,081
         Base + GMDB/1 + GMIB ..................................        1,440.890        21.404576           30,842
         Base + GMDB/2 + GMIB ..................................          684.452        15.335402           10,496
         Base + GMWB/5 .........................................        1,442.604        15.462971           22,307
         Base + GMWB/5 + GMDB Opt 1 ............................               --        15.351317               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        15.319521               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................           88.242        15.256136            1,346
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        15.224542               --
         Base + GMWB/2 .........................................               --        15.415087               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        15.303656               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        15.271957               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        15.208775               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        15.177281               --          747,525
                                                                                                                          ----------
      Technology Fund
         Base ..................................................       26,715.329         5.649175          150,920
         Base + GMDB/1 .........................................            0.460         5.567527                3
         Base + GMDB/2 .........................................          353.831        10.305830            3,647
         Base + GMDB/1 + GMIB ..................................           16.857         5.490020               93
         Base + GMDB/2 + GMIB ..................................          551.867        10.241888            5,652
         Base + GMWB/5 .........................................               --        10.327132               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        10.252527               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        10.231278               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        10.188920               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        10.167814               --
         Base + GMWB/2 .........................................               --        10.295142               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        10.220670               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        10.199497               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        10.157266               --
         BASE + GMWB/2 + GMDB OPT 2 + GMIB .....................               --        10.136229               --          160,315
                                                                                                                          ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                          SUB-ACCOUNT
                                                                         UNITS             VALUE            VALUE           TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   The Alger American Fund:
      Growth Portfolio
         Base ..................................................       62,080.707       $13.571663       $  842,538
         Base + GMDB/1 .........................................        7,598.752        13.315359          101,180
         Base + GMDB/2 .........................................        4,040.037        11.763161           47,524
         Base + GMDB/1 + GMIB ..................................       20,465.785        13.070969          267,508
         Base + GMDB/2 + GMIB ..................................               --        11.690196               --
         Base + GMWB/5 .........................................               --        11.787488               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        11.702338               --
         Base + GMWB/5+ GMDB Opt 2 .............................          964.779        11.678085           11,267
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................          170.863        11.629759            1,987
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.605680               --
         Base + GMWB/2 .........................................               --        11.750978               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        11.665987               --
         Base + GMWB/2 + GMDB Opt 2 ............................          775.301        11.641827            9,026
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................          122.172        11.593649            1,416
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        11.569630               --       $1,282,446
                                                                                                                          ----------
      Leveraged AllCap Portfolio
         Base ..................................................       20,527.547        16.721225          343,246
         Base + GMDB/1 .........................................        4,772.055        16.405415           78,288
         Base + GMDB/2 .........................................          211.331        12.215884            2,582
         Base + GMDB/1 + GMIB ..................................          559.772        16.104262            9,015
         Base + GMDB/2 + GMIB ..................................          489.383        12.140132            5,941
         Base + GMWB/5 .........................................          592.611        12.241137            7,254
         Base + GMWB/5 + GMDB Opt 1 ............................        4,250.952        12.152731           51,661
         Base + GMWB/5+ GMDB Opt 2 .............................               --        12.127551               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        12.077362               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        12.052346               --
         Base + GMWB/2 .........................................        2,229.035        12.203231           27,201
         Base + GMWB/2 + GMDB Opt 1 ............................               --        12.114976               --
         Base + GMWB/2 + GMDB Opt 2 ............................          701.854        12.089904            8,485
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        12.039859               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        12.014925               --          533,673
                                                                                                                          ----------
      MidCap Growth Portfolio
         Base ..................................................       28,065.392        19.541570          548,442
         Base + GMDB/1 .........................................        7,499.342        19.172591          143,782
         Base + GMDB/2 .........................................       12,406.407        12.112354          150,271
         Base + GMDB/1 + GMIB ..................................        1,350.659        18.820749           25,420
         Base + GMDB/2 + GMIB ..................................        2,759.679        12.037214           33,219
         Base + GMWB/5 .........................................          298.776        12.137391            3,626
         Base + GMWB/5 + GMDB Opt 1 ............................        2,691.502        12.049709           32,432
         Base + GMWB/5+ GMDB Opt 2 .............................        1,074.613        12.024752           12,922
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................           82.401        11.974980              987
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.950166               --
         Base + GMWB/2 .........................................               --        12.099779               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        12.012291               --
         Base + GMWB/2 + GMDB Opt 2 ............................          132.140        11.987394            1,584
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................           58.977        11.937790              704
         BASE + GMWB/2 + GMDB OPT 2 + GMIB .....................               --        11.913063               --          953,389
                                                                                                                          ----------
      Small Capitalization Portfolio
         Base ..................................................       55,767.069        10.688544          596,069
         Base + GMDB/1 .........................................        7,312.608        10.486572           76,684
         Base + GMDB/2 .........................................        2,727.438        13.295876           36,264
         Base + GMDB/1 + GMIB ..................................       13,079.565        10.294014          134,641
         Base + GMDB/2 + GMIB ..................................           10.795        13.213421              143
         Base + GMWB/5 .........................................          110.656        13.323363            1,474
         Base + GMWB/5 + GMDB Opt 1 ............................               --        13.227119               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        13.199729               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................          104.986        13.145110            1,380

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                          SUB-ACCOUNT
                                                                         UNITS             VALUE            VALUE           TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   The Alger American Fund: (continued)
      Small Capitalization Portfolio (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --       $13.117883       $       --
         Base + GMWB/2 .........................................               --        13.282102               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        13.186068               --
         Base + GMWB/2 + GMDB Opt 2 ............................          205.025        13.158743            2,698
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        13.104298               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        13.077162               --       $  849,353
                                                                                                                          ----------
   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
      Balanced Fund
         Base ..................................................          878.994        10.598977            9,316
         Base + GMDB/1 .........................................               --        10.574119               --
         Base + GMDB/2 .........................................               --        10.567059               --
         Base + GMDB/1 + GMIB ..................................               --        10.552880               --
         Base + GMDB/2 + GMIB ..................................               --        10.545802               --
         Base + GMWB/5 .........................................               --        10.574119               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        10.549341               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        10.542261               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        10.528128               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        10.521065               --
         Base + GMWB/2 .........................................               --        10.563508               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        10.538733               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        10.531665               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        10.517538               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        10.510475               --            9,316
                                                                                                                          ----------
      Income & Growth Fund
         Base ..................................................       38,718.004        13.033725          504,640
         Base + GMDB/1 .........................................        6,652.749        12.787970           85,075
         Base + GMDB/2 .........................................        5,268.329        11.865330           62,510
         Base + GMDB/1 + GMIB ..................................          921.566        12.553620           11,569
         Base + GMDB/2 + GMIB ..................................           91.847        11.791751            1,083
         Base + GMWB/5 .........................................          153.937        11.889852            1,830
         Base + GMWB/5 + GMDB Opt 1 ............................           92.630        11.803978            1,093
         Base + GMWB/5+ GMDB Opt 2 .............................          881.976        11.779526           10,389
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................          160.340        11.730788            1,881
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.706489               --
         Base + GMWB/2 .........................................               --        11.853029               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        11.767328               --
         Base + GMWB/2 + GMDB Opt 2 ............................           67.948        11.742946              798
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................          114.816        11.694367            1,343
         BASE + GMWB/2 + GMDB OPT 2 + GMIB .....................               --        11.670155               --          682,211
                                                                                                                          ----------
      Inflation Protection Fund
         Base ..................................................        3,122.740        10.569129           33,005
         Base + GMDB/1 .........................................               --        10.507499               --
         Base + GMDB/2 .........................................               --        10.490008               --
         Base + GMDB/1 + GMIB ..................................        1,336.508        10.454993           13,973
         Base + GMDB/2 + GMIB ..................................               --        10.437542               --
         Base + GMWB/5 .........................................               --        10.507499               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        10.446247               --
         Base + GMWB/5+ GMDB Opt 2 .............................          476.676        10.428812            4,971
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................          175.626        10.394009            1,825
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        10.376656               --
         Base + GMWB/2 .........................................               --        10.481226               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        10.420103               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        10.402700               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................          125.783        10.367986            1,304
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        10.350667               --           55,078
                                                                                                                          ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                          SUB-ACCOUNT
                                                                         UNITS             VALUE            VALUE           TOTAL
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS' DEFERRED ANNUITY RESERVES: (CONTINUED)
   American Century Variable Portfolios, Inc: (continued)
      International Fund
         Base ..................................................       21,020.324       $12.560874       $  264,034
         Base + GMDB/1 .........................................        8,287.537        12.323713          102,133
         Base + GMDB/2 .........................................        4,506.760        12.928002           58,263
         Base + GMDB/1 + GMIB ..................................          373.573        12.097516            4,519
         Base + GMDB/2 + GMIB ..................................          409.380        12.847834            5,260
         Base + GMWB/5 .........................................               --        12.954747               --
         Base + GMWB/5 + GMDB Opt 1 ............................          316.971        12.861170            4,077
         Base + GMWB/5+ GMDB Opt 2 .............................               --        12.834533               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        12.781413               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        12.754932               --
         Base + GMWB/2 .........................................               --        12.914603               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        12.821221               --
         Base + GMWB/2 + GMDB Opt 2 ............................           32.719        12.794666              419
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        12.741728               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        12.715345               --       $  438,705
                                                                                                                          ----------
      Value Fund
         Base ..................................................       23,466.325        16.565917          388,741
         Base + GMDB/1 .........................................        4,954.211        16.253207           80,522
         Base + GMDB/2 .........................................        2,306.197        12.100675           27,907
         Base + GMDB/1 + GMIB ..................................        1,590.977        15.955059           25,384
         Base + GMDB/2 + GMIB ..................................          563.121        12.025636            6,772
         Base + GMWB/5 .........................................               --        12.125703               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        12.038118               --
         Base + GMWB/5+ GMDB Opt 2 .............................          596.105        12.013187            7,161
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        11.963477               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.938692               --
         Base + GMWB/2 .........................................        1,239.369        12.088143           14,982
         Base + GMWB/2 + GMDB Opt 1 ............................               --        12.000743               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        11.975885               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        11.926321               --
         BASE + GMWB/2 + GMDB OPT 2 + GMIB .....................               --        11.901631               --          551,469
                                                                                                                          ----------
   The Dreyfus Investment Portfolio:
      Small Cap Index Portfolio
         Base ..................................................        2,308.129        11.492193           26,525
         Base + GMDB/1 .........................................               --        11.465255               --
         Base + GMDB/2 .........................................               --        11.457601               --
         Base + GMDB/1 + GMIB ..................................               --        11.442248               --
         Base + GMDB/2 + GMIB ..................................               --        11.434582               --
         Base + GMWB/5 .........................................               --        11.465255               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        11.438411               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        11.430750               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        11.415436               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.407788               --
         Base + GMWB/2 .........................................               --        11.453767               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        11.426917               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        11.419271               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        11.403957               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        11.396315               --           26,525
                                                                                                                          ----------
   The Dreyfus Socially Responsible Growth Fund, Inc.:
         Base ..................................................       22,359.274         9.813347          219,419
         Base + GMDB/1 .........................................          663.716         9.628006            6,390
         Base + GMDB/2 .........................................          197.400        10.838065            2,139
         Base + GMDB/1 + GMIB ..................................        1,432.108         9.451238           13,535
         Base + GMDB/2 + GMIB ..................................          506.044        10.770852            5,451
         Base + GMWB/5 .........................................               --        10.860476               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        10.782025               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        10.759675               --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                          SUB-ACCOUNT
                                                                         UNITS             VALUE            VALUE           TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   The Dreyfus Socially Responsible Growth Fund, Inc.: (continued)
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --       $10.715151       $       --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        10.692955               --
         Base + GMWB/2 .........................................               --        10.826838               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        10.748531               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        10.726273               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        10.681859               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        10.659742               --       $  246,934
                                                                                                                          ----------
   Dreyfus Stock Index Fund:
         Base ..................................................       83,985.045        12.187042        1,023,529
         Base + GMDB/1 .........................................        9,366.073        11.956908          111,989
         Base + GMDB/2 .........................................          557.959        11.597365            6,471
         Base + GMDB/1 + GMIB ..................................       31,713.015        11.737484          372,231
         Base + GMDB/2 + GMIB ..................................          508.733        11.525459            5,863
         Base + GMWB/5 .........................................        2,798.229        11.621351           32,519
         Base + GMWB/5 + GMDB Opt 1 ............................          136.898        11.537411            1,579
         Base + GMWB/5+ GMDB Opt 2 .............................               --        11.513528               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        11.465851               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................            8.542        11.442113               98
         Base + GMWB/2 .........................................               --        11.585349               --
         Base + GMWB/2 + GMDB Opt 1 ............................        4,869.826        11.501575           56,011
         Base + GMWB/2 + GMDB Opt 2 ............................               --        11.477767               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        11.430258               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        11.406582               --        1,610,290
                                                                                                                          ----------
   Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio
         Base ..................................................        8,374.920         9.949941           83,330
         Base + GMDB/1 .........................................        1,184.931         9.762035           11,567
         Base + GMDB/2 .........................................               --        11.439957               --
         Base + GMDB/1 + GMIB ..................................        1,235.508         9.582850           11,840
         Base + GMDB/2 + GMIB ..................................          454.846        11.369009            5,171
         Base + GMWB/5 .........................................          897.290        11.463610           10,286
         Base + GMWB/5 + GMDB Opt 1 ............................        5,056.372        11.380810           57,546
         Base + GMWB/5+ GMDB Opt 2 .............................               --        11.357238               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        11.310222               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.286811               --
         Base + GMWB/2 .........................................               --        11.428109               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        11.345471               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        11.321966               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        11.275102               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        11.251756               --          179,740
                                                                                                                          ----------
      International Value Portfolio
         Base ..................................................       45,961.471        14.675575          674,511
         Base + GMDB/1 .........................................        3,307.046        14.398470           47,616
         Base + GMDB/2 .........................................          431.569        13.562465            5,853
         Base + GMDB/1 + GMIB ..................................          498.449        14.134199            7,045
         Base + GMDB/2 + GMIB ..................................           97.758        13.478387            1,318
         Base + GMWB/5 .........................................        3,067.845        13.590518           41,694
         Base + GMWB/5 + GMDB Opt 1 ............................               --        13.492357               --
         Base + GMWB/5+ GMDB Opt 2 .............................          409.992        13.464415            5,520
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................           75.092        13.408701            1,007
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        13.380927               --
         Base + GMWB/2 .........................................               --        13.548405               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        13.450471               --
         Base + GMWB/2 + GMDB Opt 2 ............................           30.838        13.422604              414
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................           53.832        13.367064              720
         BASE + GMWB/2 + GMDB OPT 2 + GMIB .....................               --        13.339378               --          785,698
                                                                                                                          ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                          SUB-ACCOUNT
                                                                         UNITS             VALUE            VALUE           TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Federated Insurance Series:
      Capital Income Fund II
         Base ..................................................        7,039.474       $ 8.843306       $   62,252
         Base + GMDB/1 .........................................        1,396.030         8.676333           12,112
         Base + GMDB/2 .........................................        3,168.944        11.629161           36,852
         Base + GMDB/1 + GMIB ..................................          692.578         8.517163            5,899
         Base + GMDB/2 + GMIB ..................................               --        11.557049               --
         Base + GMWB/5 .........................................               --        11.653214               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        11.569030               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        11.545073               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        11.497299               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        11.473472               --
         Base + GMWB/2 .........................................               --        11.617116               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        11.533114               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        11.509221               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        11.461585               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        11.437838               --       $  117,115
                                                                                                                          ----------
      High Income Bond Fund II
         Base ..................................................       50,323.395        11.905394          599,120
         Base + GMDB/1 .........................................        8,160.428        11.680093           95,315
         Base + GMDB/2 .........................................        4,593.356        11.051009           50,761
         Base + GMDB/1 + GMIB ..................................          551.873        11.465204            6,327
         Base + GMDB/2 + GMIB ..................................          434.862        10.982451            4,776
         Base + GMWB/5 .........................................               --        11.073864               --
         Base + GMWB/5 + GMDB Opt 1 ............................          169.648        10.993859            1,865
         Base + GMWB/5+ GMDB Opt 2 .............................               --        10.971070               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        10.925649               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        10.903020               --
         Base + GMWB/2 .........................................          335.240        11.039549            3,701
         Base + GMWB/2 + GMDB Opt 1 ............................               --        10.959697               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        10.937003               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        10.891715               --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .....................               --        10.869146               --          761,865
                                                                                                                          ----------
      International Equity Fund II
         Base ..................................................       19,334.517        13.291611          256,987
         Base + GMDB/1 .........................................        2,080.786        13.040612           27,135
         Base + GMDB/2 .........................................          406.750        12.423915            5,053
         Base + GMDB/1 + GMIB ..................................          550.254        12.801255            7,044
         Base + GMDB/2 + GMIB ..................................               --        12.346878               --
         Base + GMWB/5 .........................................               --        12.449601               --
         Base + GMWB/5 + GMDB Opt 1 ............................          156.669        12.359677            1,936
         Base + GMWB/5+ GMDB Opt 2 .............................               --        12.334084               --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ......................               --        12.283040               --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ......................               --        12.257586               --
         Base + GMWB/2 .........................................               --        12.411043               --
         Base + GMWB/2 + GMDB Opt 1 ............................               --        12.321308               --
         Base + GMWB/2 + GMDB Opt 2 ............................               --        12.295774               --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .....................               --        12.244907               --
         BASE + GMWB/2 + GMDB OPT 2 + GMIB .....................          218.160        12.219530            2,666          300,821
                                                                                                                          ----------
   Janus Aspen Series:
      Growth and Income Portfolio
         Base ..................................................       26,354.475        14.998025          395,265
         Base + GMDB/1 .........................................        4,697.963        14.865467           69,837
         Base + GMDB/2 .........................................        2,975.735        12.546689           37,336
         Base + GMDB/1 + GMIB ..................................        5,241.506        14.742045           77,271
         Base + GMDB/2 + GMIB ..................................               --        12.468893               --
         Base + GMWB/5 .........................................               --        12.572636               --
         Base + GMWB/5 + GMDB Opt 1 ............................               --        12.481831               --
         Base + GMWB/5+ GMDB Opt 2 .............................               --        12.455983               --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Janus Aspen Series: (continued)
      Growth and Income Portfolio (continued)
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --      $12.404430      $       --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       12.378735              --
         Base + GMWB/2 ...........................................              --       12.533683              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.443080              --
         Base + GMWB/2 + GMDB Opt 2 ..............................         511.221       12.417295           6,348
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.365925              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       12.340307              --      $  586,057
                                                                                                                        ----------
      International Growth Portfolio
         Base ....................................................       4,523.490       22.092583          99,936
         Base + GMDB/1 ...........................................       1,611.052       21.897419          35,278
         Base + GMDB/2 ...........................................       2,543.586       15.720322          39,986
         Base + GMDB/1 + GMIB ....................................         531.457       21.715703          11,541
         Base + GMDB/2 + GMIB ....................................         830.342       15.622898          12,972
         Base + GMWB/5 ...........................................         905.179       15.752823          14,259
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       15.639098              --
         Base + GMWB/5+ GMDB Opt 2 ...............................         562.595       15.606717           8,780
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       15.542142              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       15.509979              --
         Base + GMWB/2 ...........................................              --       15.704040              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       15.590549              --
         Base + GMWB/2 + GMDB Opt 2 ..............................       1,957.038       15.558281          30,448
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       15.493918              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       15.461846              --         253,200
                                                                                                                        ----------
      Large Cap Growth Portfolio
         Base ....................................................      19,638.145       15.623400         306,815
         Base + GMDB/1 ...........................................         476.019       15.400376           7,331
         Base + GMDB/2 ...........................................       1,627.712       10.749836          17,498
         Base + GMDB/1 + GMIB ....................................       7,262.867       15.188739         110,314
         Base + GMDB/2 + GMIB ....................................         238.765       10.683172           2,551
         Base + GMWB/5 ...........................................       2,144.267       10.772067          23,098
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.694263              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.672106              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.627925              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................         755.653       10.605902           8,014
         Base + GMWB/2 ...........................................       4,975.878       10.738697          53,434
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.661045              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.638940              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.594910              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       10.572973              --         529,055
                                                                                                                        ----------
      Mid Cap Growth Portfolio
         Base ....................................................      40,886.928       14.327530         585,809
         Base + GMDB/1 ...........................................       1,736.842       14.056760          24,414
         Base + GMDB/2 ...........................................       4,258.239       13.292841          56,604
         Base + GMDB/1 + GMIB ....................................       5,589.944       13.798583          77,133
         Base + GMDB/2 + GMIB ....................................              --       13.210394              --
         Base + GMWB/5 ...........................................              --       13.320331              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       13.224102              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       13.196716              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       13.142104              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................           9.479       13.114883             124
         Base + GMWB/2 ...........................................              --       13.279054              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       13.183056              --
         Base + GMWB/2 + GMDB Opt 2 ..............................         119.555       13.155748           1,573
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       13.101305              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       13.074165              --         745,657
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Janus Aspen Series: (continued)
      Worldwide Growth Portfolio
         Base ....................................................       7,802.466      $11.835415      $   92,345
         Base + GMDB/1 ...........................................       1,317.927       11.653555          15,359
         Base + GMDB/2 ...........................................       3,849.844       11.088134          42,688
         Base + GMDB/1 + GMIB ....................................         959.415       11.486969          11,021
         Base + GMDB/2 + GMIB ....................................       1,686.237       11.019370          18,581
         Base + GMWB/5 ...........................................              --       11.111076              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       11.030794              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.007948              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................         118.074       10.962379           1,294
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.939658              --
         Base + GMWB/2 ...........................................              --       11.076641              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.996543              --
         Base + GMWB/2 + GMDB Opt 2 ..............................         323.602       10.973751           3,551
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.928328              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.905696              --      $  184,839
                                                                                                                        ----------
   Lazard Retirement Series, Inc.:
      Emerging Markets Portfolio
         Base ....................................................      56,715.818       17.565897         996,264
         Base + GMDB/1 ...........................................       3,669.386       17.463559          64,081
         Base + GMDB/2 ...........................................         227.236       17.434521           3,962
         Base + GMDB/1 + GMIB ....................................       8,575.658       17.376433         149,014
         Base + GMDB/2 + GMIB ....................................         109.515       17.347442           1,900
         Base + GMWB/5 ...........................................              --       17.463559              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       17.361932              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       17.332957              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       17.275179              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................         979.381       17.246355          16,891
         Base + GMWB/2 ...........................................              --       17.419996              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       17.318506              --
         Base + GMWB/2 + GMDB Opt 2 ..............................          95.341       17.289596           1,648
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       17.231975              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................         157.471       17.203216           2,709       1,236,469
                                                                                                                        ----------
      Equity Portfolio
         Base ....................................................      10,166.607       11.914687         121,132
         Base + GMDB/1 ...........................................              --       11.689744              --
         Base + GMDB/2 ...........................................              --       11.527339              --
         Base + GMDB/1 + GMIB ....................................         100.521       11.475246           1,154
         Base + GMDB/2 + GMIB ....................................              --       11.455855              --
         Base + GMWB/5 ...........................................              --       11.551184              --
         Base + GMWB/5 + GMDB Opt 1 ..............................         153.397       11.467752           1,759
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.443984              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.396627              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.373029              --
         Base + GMWB/2 ...........................................              --       11.515404              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.432124              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.408458              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.361252              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.337704              --         124,045
                                                                                                                        ----------
      International Equity Portfolio
         Base ....................................................       3,258.497       12.321381          40,149
         Base + GMDB/1 ...........................................              --       12.249531              --
         Base + GMDB/2 ...........................................              --       12.229146              --
         Base + GMDB/1 + GMIB ....................................              --       12.188354              --
         Base + GMDB/2 + GMIB ....................................         106.487       12.168010           1,296
         Base + GMWB/5 ...........................................              --       12.249531              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       12.178164              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.157827              --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Lazard Retirement Series, Inc.: (continued)
      International Equity Portfolio (continued)
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --      $12.117275      $       --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       12.097029              --
         Base + GMWB/2 ...........................................              --       12.218947              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.147677              --
         Base + GMWB/2 + GMDB Opt 2 ..............................         328.560       12.127398           3,985
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.086937              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       12.066755              --      $   45,430
                                                                                                                        ----------
      Small Cap Portfolio
         Base ....................................................      33,582.791       17.200335         577,635
         Base + GMDB/1 ...........................................       4,534.855       16.875676          76,529
         Base + GMDB/2 ...........................................              --       11.770223              --
         Base + GMDB/1 + GMIB ....................................         885.951       16.563048          14,674
         Base + GMDB/2 + GMIB ....................................              --       11.697248              --
         Base + GMWB/5 ...........................................         296.896       11.794572           3,502
         Base + GMWB/5 + GMDB Opt 1 ..............................       2,622.944       11.709382          30,713
         Base + GMWB/5+ GMDB Opt 2 ...............................         448.707       11.685119           5,243
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................          81.227       11.636756             945
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.612657              --
         Base + GMWB/2 ...........................................              --       11.758028              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.673004              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.648823              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................          58.178       11.600631             675
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.576606              --         709,916
                                                                                                                        ----------
   Lord Abbett Series Fund, Inc.:
      America's Value Portfolio
         Base ....................................................      38,160.906       14.357842         547,908
         Base + GMDB/1 ...........................................       1,155.590       14.235752          16,451
         Base + GMDB/2 ...........................................              --       12.114803              --
         Base + GMDB/1 + GMIB ....................................         717.718       14.119738          10,134
         Base + GMDB/2 + GMIB ....................................         129.240       12.039675           1,556
         Base + GMWB/5 ...........................................              --       12.139851              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       12.052175              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.027210              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................         416.877       11.977427           4,993
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.952621              --
         Base + GMWB/2 ...........................................              --       12.102254              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.014745              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.989853              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.940240              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.915494              --         581,042
                                                                                                                        ----------
      Growth and Income Portfolio
         Base ....................................................      76,519.666       15.436771       1,181,217
         Base + GMDB/1 ...........................................      10,382.709       15.145318         157,249
         Base + GMDB/2 ...........................................       2,642.754       11.720519          30,974
         Base + GMDB/1 + GMIB ....................................       1,156.262       14.867450          17,191
         Base + GMDB/2 + GMIB ....................................         495.195       11.647839           5,768
         Base + GMWB/5 ...........................................       1,170.574       11.744744          13,748
         Base + GMWB/5 + GMDB Opt 1 ..............................       4,386.808       11.659908          51,150
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.635764              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................         219.493       11.587611           2,543
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.563600              --
         Base + GMWB/2 ...........................................              --       11.708377              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.623709              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.599631              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.551628              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       11.527700              --       1,459,840
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Neuberger Berman Advisers Management Trust:
      Fasciano Portfolio
         Base ....................................................       2,437.895      $14.038357      $   34,224
         Base + GMDB/1 ...........................................              --       13.918981              --
         Base + GMDB/2 ...........................................              --       11.297325              --
         Base + GMDB/1 + GMIB ....................................              --       13.808089              --
         Base + GMDB/2 + GMIB ....................................              --       11.227280              --
         Base + GMWB/5 ...........................................              --       11.320687              --
         Base + GMWB/5 + GMDB Opt 1 ..............................         803.344       11.238918           9,029
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.215639              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.169240              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.146078              --
         Base + GMWB/2 ...........................................              --       11.285621              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.204028              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.180829              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.134550              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.111502              --      $   43,253
                                                                                                                        ----------
      High Income Bond Portfolio
         Base ....................................................         389.281       10.321889           4,018
         Base + GMDB/1 ...........................................              --       10.297673              --
         Base + GMDB/2 ...........................................              --       10.290790              --
         Base + GMDB/1 + GMIB ....................................              --       10.276981              --
         Base + GMDB/2 + GMIB ....................................              --       10.270089              --
         Base + GMWB/5 ...........................................              --       10.297673              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.273531              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.266641              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.252870              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.245983              --
         Base + GMWB/2 ...........................................              --       10.287335              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.263197              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.256315              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.242548              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.235676              --           4,018
                                                                                                                        ----------
      Limited Maturity Bond Portfolio
         Base ....................................................      17,480.478       12.057873         210,777
         Base + GMDB/1 ...........................................      12,442.089       11.830273         147,193
         Base + GMDB/2 ...........................................       8,556.896        9.875985          84,508
         Base + GMDB/1 + GMIB ....................................         500.927       11.613271           5,817
         Base + GMDB/2 + GMIB ....................................              --        9.814721              --
         Base + GMWB/5 ...........................................       4,624.519        9.896421          45,766
         Base + GMWB/5 + GMDB Opt 1 ..............................       3,995.722        9.824924          39,258
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        9.804545              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        9.763956              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        9.743721              --
         Base + GMWB/2 ...........................................              --        9.865752              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        9.794394              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        9.774091              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        9.733638              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --        9.713451              --         533,319
                                                                                                                        ----------
      Midcap Growth Portfolio
         Base ....................................................      28,239.693        9.746301         275,233
         Base + GMDB/1 ...........................................       1,254.582        9.605467          12,051
         Base + GMDB/2 ...........................................              --       12.899554              --
         Base + GMDB/1 + GMIB ....................................         987.919        9.471828           9,357
         Base + GMDB/2 + GMIB ....................................              --       12.819588              --
         Base + GMWB/5 ...........................................         474.335       12.926237           6,131
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       12.832875              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.806292              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................         106.033       12.753310           1,352

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Neuberger Berman Advisers Management Trust: (continued)
      Midcap Growth Portfolio (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --      $12.726879      $       --
         Base + GMWB/2 ...........................................              --       12.886189              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.793029              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       12.766527              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.713692              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       12.687359              --      $  304,124
                                                                                                                        ----------
      Partners Portfolio
         Base ....................................................      15,813.177       13.786101         218,002
         Base + GMDB/1 ...........................................       8,036.816       13.525842         108,705
         Base + GMDB/2 ...........................................         282.866       13.951020           3,946
         Base + GMDB/1 + GMIB ....................................       3,289.851       13.277620          43,681
         Base + GMDB/2 + GMIB ....................................         570.460       13.864535           7,909
         Base + GMWB/5 ...........................................              --       13.979880              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       13.878909              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       13.850173              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       13.792878              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       13.764321              --
         Base + GMWB/2 ...........................................              --       13.936575              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       13.835831              --
         Base + GMWB/2 + GMDB Opt 2 ..............................         486.811       13.807190           6,721
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       13.750060              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       13.721600              --         388,964
                                                                                                                        ----------
      Regency Portfolio
         Base ....................................................       5,513.887       17.367608          95,763
         Base + GMDB/1 ...........................................         348.322       17.219991           5,998
         Base + GMDB/2 ...........................................         136.678       13.535937           1,850
         Base + GMDB/1 + GMIB ....................................         169.714       17.082807           2,899
         Base + GMDB/2 + GMIB ....................................              --       13.452029              --
         Base + GMWB/5 ...........................................         904.116       13.563911          12,263
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       13.465959              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       13.438072              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       13.382502              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       13.354801              --
         Base + GMWB/2 ...........................................              --       13.521914              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       13.424160              --
         Base + GMWB/2 + GMDB Opt 2 ..............................         208.867       13.396374           2,798
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       13.340948              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       13.313335              --         121,571
                                                                                                                        ----------
      Socially Responsive Fund
         Base ....................................................       1,362.500       11.901904          16,216
         Base + GMDB/1 ...........................................              --       11.832501              --
         Base + GMDB/2 ...........................................       3,019.994       11.812817          35,675
         Base + GMDB/1 + GMIB ....................................         418.764       11.773399           4,930
         Base + GMDB/2 + GMIB ....................................          12.323       11.753748             145
         Base + GMWB/5 ...........................................              --       11.832501              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       11.763584              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.743937              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.704743              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.685211              --
         Base + GMWB/2 ...........................................              --       11.802955              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.734117              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.714540              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.675454              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.655948              --          56,966
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   PIMCO Variable Insurance Trust:
      Money Market Fund
         Base ....................................................      14,173.857      $10.110483      $  143,305
         Base + GMDB/1 ...........................................         913.866       10.051511           9,186
         Base + GMDB/2 ...........................................       7,342.830       10.034775          73,684
         Base + GMDB/1 + GMIB ....................................         385.469       10.001292           3,855
         Base + GMDB/2 + GMIB ....................................              --        9.984592              --
         Base + GMWB/5 ...........................................              --       10.051511              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --        9.992942              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        9.976248              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................          43.599        9.942938             434
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        9.926336              --
         Base + GMWB/2 ...........................................              --       10.026391              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        9.967916              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        9.951267              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        9.918052              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --        9.901497              --      $  230,464
                                                                                                                        ----------
      Real Return Fund
         Base ....................................................      36,678.725       11.370273         417,047
         Base + GMDB/1 ...........................................       7,113.960       11.273511          80,199
         Base + GMDB/2 ...........................................       8,169.826       10.771538          88,002
         Base + GMDB/1 + GMIB ....................................         667.571       11.183619           7,466
         Base + GMDB/2 + GMIB ....................................       2,059.520       10.704711          22,047
         Base + GMWB/5 ...........................................       4,098.447       10.793817          44,238
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.715824              --
         Base + GMWB/5+ GMDB Opt 2 ...............................         672.416       10.693614           7,191
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.649342              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.627288              --
         Base + GMWB/2 ...........................................              --       10.760369              --
         Base + GMWB/2 + GMDB Opt 1 ..............................       4,999.726       10.682542          53,410
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.660401              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.616286              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       10.594258              --         719,600
                                                                                                                        ----------
      Short Term Fund
         Base ....................................................      12,505.918       10.120425         126,565
         Base + GMDB/1 ...........................................       5,311.868       10.061392          53,445
         Base + GMDB/2 ...........................................              --       10.044646              --
         Base + GMDB/1 + GMIB ....................................       1,488.085       10.011124          14,897
         Base + GMDB/2 + GMIB ....................................          14.539        9.994414             145
         Base + GMWB/5 ...........................................       4,745.364       10.061392          47,745
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.002771              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        9.986063              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        9.952738              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................          18.152        9.936103             180
         Base + GMWB/2 ...........................................              --       10.036257              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        9.977712              --
         Base + GMWB/2 + GMDB Opt 2 ..............................         497.204        9.961049           4,953
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        9.927814              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --        9.911224              --         247,930
                                                                                                                        ----------
      Total Return Fund
         Base ....................................................      55,943.010       10.565758         591,080
         Base + GMDB/1 ...........................................       7,798.466       10.475837          81,695
         Base + GMDB/2 ...........................................       3,258.244       10.449449          34,047
         Base + GMDB/1 + GMIB ....................................      30,461.968       10.392308         316,570
         Base + GMDB/2 + GMIB ....................................         857.021       10.384600           8,900
         Base + GMWB/5 ...........................................       6,363.167       10.471068          66,629
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.395392              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.373847              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.330902              --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   PIMCO Variable Insurance Trust: (continued)
      Total Return Fund (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................       1,734.785      $10.309490      $   17,885
         Base + GMWB/2 ...........................................       6,394.327       10.438611          66,748
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.363105              --
         Base + GMWB/2 + GMDB Opt 2 ..............................         411.585       10.341622           4,256
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.298810              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.277461              --      $1,187,810
                                                                                                                        ----------
   Pioneer Variable Contracts Trust:
      Core Bond Portfolio
         Base ....................................................         335.896        9.977309           3,351
         Base + GMDB/1 ...........................................              --        9.961243              --
         Base + GMDB/2 ...........................................              --        9.956674              --
         Base + GMDB/1 + GMIB ....................................              --        9.947514              --
         Base + GMDB/2 + GMIB ....................................              --        9.942931              --
         Base + GMWB/5 ...........................................              --        9.961243              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --        9.945225              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        9.940648              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        9.931502              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        9.926925              --
         Base + GMWB/2 ...........................................              --        9.954382              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        9.938358              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        9.933780              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        9.924637              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --        9.920070              --           3,351
                                                                                                                        ----------
      Equity Income Portfolio
         Base ....................................................      50,460.727       10.880238         549,025
         Base + GMDB/1 ...........................................       1,392.478       10.712410          14,917
         Base + GMDB/2 ...........................................              --       12.293834              --
         Base + GMDB/1 + GMIB ....................................       1,366.998       10.552860          14,426
         Base + GMDB/2 + GMIB ....................................              --       12.217622              --
         Base + GMWB/5 ...........................................         978.422       12.319249          12,053
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       12.230289              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.204954              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       12.154458              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       12.129288              --
         Base + GMWB/2 ...........................................              --       12.281100              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.192311              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       12.167062              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.116726              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       12.091624              --         590,421
                                                                                                                        ----------
      Europe Portfolio
         Base ....................................................       8,714.392        9.732945          84,817
         Base + GMDB/1 ...........................................         171.343        9.582714           1,642
         Base + GMDB/2 ...........................................         169.295       12.933319           2,190
         Base + GMDB/1 + GMIB ....................................         120.292        9.439907           1,136
         Base + GMDB/2 + GMIB ....................................              --       12.853115              --
         Base + GMWB/5 ...........................................              --       12.960074              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       12.866459              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.839807              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       12.786675              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       12.760195              --
         Base + GMWB/2 ...........................................              --       12.919930              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.826502              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       12.799948              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.746961              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       12.720554              --          89,785
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Pioneer Variable Contracts Trust:
      Fund Portfolio
         Base ....................................................      48,794.384      $ 9.708403      $  473,716
         Base + GMDB/1 ...........................................              --        9.558572              --
         Base + GMDB/2 ...........................................              --       11.694513              --
         Base + GMDB/1 + GMIB ....................................      14,434.566        9.416159         135,918
         Base + GMDB/2 + GMIB ....................................              --       11.622014              --
         Base + GMWB/5 ...........................................              --       11.718698              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       11.634068              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.609960              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.561936              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.537978              --
         Base + GMWB/2 ...........................................       1,300.850       11.682415          15,197
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.597931              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.573907              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.526013              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.502130              --      $  624,831
                                                                                                                        ----------
      High Yield Portfolio
         Base ....................................................      90,188.403       10.444648         941,986
         Base + GMDB/1 ...........................................         479.672       10.420140           4,998
         Base + GMDB/2 ...........................................         753.775       10.413167           7,849
         Base + GMDB/1 + GMIB ....................................              --       10.399203              --
         Base + GMDB/2 + GMIB ....................................              --       10.392231              --
         Base + GMWB/5 ...........................................              --       10.420140              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.395726              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.388743              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.374808              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.367848              --
         Base + GMWB/2 ...........................................              --       10.409687              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.385260              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.378297              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.364372              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.357414              --         954,833
                                                                                                                        ----------
      Mid Cap Value Portfolio
         Base ....................................................       6,255.937       10.904439          68,217
         Base + GMDB/1 ...........................................         518.487       10.878869           5,641
         Base + GMDB/2 ...........................................         556.206       10.871597           6,047
         Base + GMDB/1 + GMIB ....................................              --       10.857023              --
         Base + GMDB/2 + GMIB ....................................              --       10.849746              --
         Base + GMWB/5 ...........................................              --       10.878869              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.853386              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.846096              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.831564              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.824297              --
         Base + GMWB/2 ...........................................              --       10.867953              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.842458              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.835186              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.820670              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       10.813407              --          79,905
                                                                                                                        ----------
   Potomac Insurance Trust:
      Dynamic VP High Yield Bond Fund
         Base ....................................................       4,356.456       10.430962          45,442
         Base + GMDB/1 ...........................................              --       10.406495              --
         Base + GMDB/2 ...........................................              --       10.399532              --
         Base + GMDB/1 + GMIB ....................................         325.089       10.385588           3,376
         Base + GMDB/2 + GMIB ....................................              --       10.378619              --
         Base + GMWB/5 ...........................................              --       10.406495              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.382098              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.375126              --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Potomac Insurance Trust: (continued)
      Dynamic VP High Yield Bond Fund (continued)
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --      $10.361212      $       --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.354262              --
         Base + GMWB/2 ...........................................              --       10.396040              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.371651              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.364695              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.350786              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.343840              --      $   48,818
                                                                                                                        ----------
   Royce Capital Fund:
      Micro-Cap Portfolio
         Base ....................................................      25,964.606       18.234004         473,439
         Base + GMDB/1 ...........................................       2,687.486       18.079005          48,587
         Base + GMDB/2 ...........................................       4,556.726       12.455032          56,754
         Base + GMDB/1 + GMIB ....................................         745.383       17.935012          13,368
         Base + GMDB/2 + GMIB ....................................       2,212.978       12.377799          27,392
         Base + GMWB/5 ...........................................              --       12.480784              --
         Base + GMWB/5 + GMDB Opt 1 ..............................          95.416       12.390635           1,182
         Base + GMWB/5+ GMDB Opt 2 ...............................         627.290       12.364982           7,756
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       12.313817              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       12.288294              --
         Base + GMWB/2 ...........................................              --       12.442125              --
         Base + GMWB/2 + GMDB Opt 1 ..............................       2,001.491       12.352168          24,723
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       12.326566              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.275574              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       12.250147              --         653,201
                                                                                                                        ----------
      Small-Cap Portfolio
         Base ....................................................      58,184.671       18.373431       1,069,052
         Base + GMDB/1 ...........................................       4,464.083       18.217257          81,323
         Base + GMDB/2 ...........................................       7,756.426       13.296703         103,135
         Base + GMDB/1 + GMIB ....................................         235.215       18.072182           4,251
         Base + GMDB/2 + GMIB ....................................       3,168.015       13.214285          41,863
         Base + GMWB/5 ...........................................         888.013       13.324177          11,832
         Base + GMWB/5 + GMDB Opt 1 ..............................          89.631       13.227972           1,186
         Base + GMWB/5+ GMDB Opt 2 ...............................         534.361       13.200601           7,054
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       13.145986              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       13.118783              --
         Base + GMWB/2 ...........................................         983.456       13.282942          13,063
         Base + GMWB/2 + GMDB Opt 1 ..............................       1,751.148       13.186926          23,092
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       13.159630              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       13.105184              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       13.078036              --       1,355,851
                                                                                                                        ----------
   Rydex Variable Trust:
      CLS AdvisorOne Amerigo Fund
         Base ....................................................       2,798.816       11.266893          31,534
         Base + GMDB/1 ...........................................              --       11.240479              --
         Base + GMDB/2 ...........................................              --       11.232968              --
         Base + GMDB/1 + GMIB ....................................              --       11.217911              --
         Base + GMDB/2 + GMIB ....................................              --       11.210391              --
         Base + GMWB/5 ...........................................              --       11.240479              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       11.214152              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.206629              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.191606              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.184107              --
         Base + GMWB/2 ...........................................              --       11.229206              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.202875              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.195365              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.180352              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.172864              --          31,534
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Arktos Fund
         Base ....................................................       2,159.888      $ 8.622190      $   18,623
         Base + GMDB/1 ...........................................       9,312.373        8.571879          79,825
         Base + GMDB/2 ...........................................              --        8.557602              --
         Base + GMDB/1 + GMIB ....................................      16,832.452        8.529033         143,565
         Base + GMDB/2 + GMIB ....................................       3,623.700        8.514778          30,855
         Base + GMWB/5 ...........................................              --        8.571879              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --        8.521899              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        8.507657              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        8.479247              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        8.465079              --
         Base + GMWB/2 ...........................................              --        8.550448              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        8.500547              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        8.486345              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        8.458010              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --        8.443880              --      $  272,868
                                                                                                                        ----------
      Banking Fund
         Base ....................................................         397.393       11.099885           4,411
         Base + GMDB/1 ...........................................              --       11.035149              --
         Base + GMDB/2 ...........................................              --       11.016788              --
         Base + GMDB/1 + GMIB ....................................              --       10.980047              --
         Base + GMDB/2 + GMIB ....................................              --       10.961717              --
         Base + GMWB/5 ...........................................              --       11.035149              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.970873              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.952566              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.916013              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.897800              --
         Base + GMWB/2 ...........................................              --       11.007593              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.943419              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.925144              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.888694              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.870500              --           4,411
                                                                                                                        ----------
      Basic Materials Fund
         Base ....................................................      23,065.158       12.688344         292,659
         Base + GMDB/1 ...........................................       1,219.703       12.614367          15,386
         Base + GMDB/2 ...........................................              --       12.593368              --
         Base + GMDB/1 + GMIB ....................................         145.864       12.551369           1,831
         Base + GMDB/2 + GMIB ....................................      56,539.994       12.530425         708,470
         Base + GMWB/5 ...........................................              --       12.614367              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       12.540889              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.519951              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       12.478189              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................          41.539       12.457365             517
         Base + GMWB/2 ...........................................              --       12.582860              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.509503              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       12.488632              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.446963              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       12.426177              --       1,018,863
                                                                                                                        ----------
      Biotechnology Fund
         Base ....................................................      17,257.960       10.094536         174,211
         Base + GMDB/1 ...........................................         177.616       10.035637           1,782
         Base + GMDB/2 ...........................................          89.230       10.018920             894
         Base + GMDB/1 + GMIB ....................................              --        9.985458              --
         Base + GMDB/2 + GMIB ....................................      54,049.974        9.968783         538,812
         Base + GMWB/5 ...........................................              --       10.035637              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --        9.977117              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        9.960450              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        9.927175              --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Biotechnology Fund (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --      $ 9.910603      $       --
         Base + GMWB/2 ...........................................              --       10.010545              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        9.952128              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        9.935503              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        9.902312              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --        9.885768              --      $  715,699
                                                                                                                        ----------
      Commodities Fund
         Base ....................................................       1,951.044        9.635397          18,799
         Base + GMDB/1 ...........................................              --        9.628823              --
         Base + GMDB/2 ...........................................              --        9.626953              --
         Base + GMDB/1 + GMIB ....................................          97.078        9.623201             934
         Base + GMDB/2 + GMIB ....................................              --        9.621319              --
         Base + GMWB/5 ...........................................              --        9.628823              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --        9.622264              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        9.620380              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        9.616636              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        9.614759              --
         Base + GMWB/2 ...........................................              --        9.626016              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        9.619448              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        9.617570              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        9.613820              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --        9.611942              --          19,733
                                                                                                                        ----------
      Consumer Products Fund
         Base ....................................................       3,582.786       10.217882          36,608
         Base + GMDB/1 ...........................................              --       10.158286              --
         Base + GMDB/2 ...........................................       3,708.607       10.141374          37,610
         Base + GMDB/1 + GMIB ....................................              --       10.107531              --
         Base + GMDB/2 + GMIB ....................................              --       10.090659              --
         Base + GMWB/5 ...........................................              --       10.158286              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.099097              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.082229              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.048582              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.031797              --
         Base + GMWB/2 ...........................................              --       10.132906              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.073809              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.056987              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.023420              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.006679              --          74,218
                                                                                                                        ----------
      Electronics Fund
         Base ....................................................      40,550.709        9.318993         377,892
         Base + GMDB/1 ...........................................              --        9.264598              --
         Base + GMDB/2 ...........................................              --        9.249193              --
         Base + GMDB/1 + GMIB ....................................         147.717        9.218285           1,362
         Base + GMDB/2 + GMIB ....................................              --        9.202891              --
         Base + GMWB/5 ...........................................              --        9.264598              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --        9.210587              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        9.195193              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        9.164487              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        9.149168              --
         Base + GMWB/2 ...........................................              --        9.241440              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        9.187514              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        9.172144              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        9.141532              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --        9.126256              --         379,254
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Energy Fund
         Base ....................................................      76,921.049      $16.524951      $1,271,117
         Base + GMDB/1 ...........................................       8,740.072       16.428660         143,588
         Base + GMDB/2 ...........................................          41.269       16.401355             677
         Base + GMDB/1 + GMIB ....................................         441.550       16.346676           7,218
         Base + GMDB/2 + GMIB ....................................         184.780       16.319405           3,015
         Base + GMWB/5 ...........................................              --       16.428660              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       16.333037              --
         Base + GMWB/5+ GMDB Opt 2 ...............................         244.556       16.305789           3,988
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       16.251426              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................          36.274       16.224312             589
         Base + GMWB/2 ...........................................              --       16.387656              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       16.292169              --
         Base + GMWB/2 + GMDB Opt 2 ..............................       1,750.301       16.264987          28,469
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       16.210779              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       16.183735              --      $1,458,661
                                                                                                                        ----------
      Energy Services Fund
         Base ....................................................      57,899.953       17.674353       1,023,344
         Base + GMDB/1 ...........................................       6,783.691       17.571353         119,199
         Base + GMDB/2 ...........................................       1,601.637       17.542144          28,096
         Base + GMDB/1 + GMIB ....................................       1,418.460       17.483639          24,800
         Base + GMDB/2 + GMIB ....................................          33.202       17.454466             580
         Base + GMWB/5 ...........................................              --       17.571353              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       17.469041              --
         Base + GMWB/5+ GMDB Opt 2 ...............................          61.942       17.439901           1,080
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       17.381743              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................          37.053       17.352719             643
         Base + GMWB/2 ...........................................              --       17.527504              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       17.425346              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       17.396260              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       17.338253              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       17.309314              --       1,197,742
                                                                                                                        ----------
      Financial Services Fund
         Base ....................................................      14,379.965       11.692474         168,137
         Base + GMDB/1 ...........................................       1,231.705       11.624311          14,318
         Base + GMDB/2 ...........................................         303.183       11.604975           3,518
         Base + GMDB/1 + GMIB ....................................          90.872       11.566265           1,051
         Base + GMDB/2 + GMIB ....................................              --       11.546952              --
         Base + GMWB/5 ...........................................              --       11.624311              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       11.556617              --
         Base + GMWB/5+ GMDB Opt 2 ...............................         109.618       11.537321           1,265
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.498832              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................       1,069.826       11.479630          12,281
         Base + GMWB/2 ...........................................              --       11.595274              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.527678              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.508446              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.470044              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       11.450904              --         200,570
                                                                                                                        ----------
      Health Care Fund
         Base ....................................................      10,625.813       10.974991         116,618
         Base + GMDB/1 ...........................................       1,086.397       10.910960          11,854
         Base + GMDB/2 ...........................................       4,573.320       10.892808          49,816
         Base + GMDB/1 + GMIB ....................................         361.995       10.856460           3,930
         Base + GMDB/2 + GMIB ....................................         166.386       10.838320           1,803
         Base + GMWB/5 ...........................................              --       10.910960              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.847392              --
         Base + GMWB/5+ GMDB Opt 2 ...............................          93.193       10.829266           1,009
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.793128              --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Health Care Fund (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --      $10.775099      $       --
         Base + GMWB/2 ...........................................              --       10.883709              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.820227              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.802151              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.766105              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.748112              --      $  185,030
                                                                                                                        ----------
      Internet Fund
         Base ....................................................      34,211.582       10.881860         372,286
         Base + GMDB/1 ...........................................          97.676       10.818400           1,057
         Base + GMDB/2 ...........................................          56.047       10.800399             605
         Base + GMDB/1 + GMIB ....................................         312.403       10.764374           3,363
         Base + GMDB/2 + GMIB ....................................              --       10.746409              --
         Base + GMWB/5 ...........................................       1,735.777       10.818400          18,778
         Base + GMWB/5 + GMDB Opt 1 ..............................              --       10.755381              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.737422              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.701602              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.683754              --
         Base + GMWB/2 ...........................................              --       10.791383              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.728467              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.710552              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.674829              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................         246.511       10.657001           2,627         398,716
                                                                                                                        ----------
      Inverse Dynamic Dow 30 Fund
         Base ....................................................              --        8.730157              --
         Base + GMDB/1 ...........................................              --        8.686608              --
         Base + GMDB/2 ...........................................              --        8.674235              --
         Base + GMDB/1 + GMIB ....................................              --        8.649498              --
         Base + GMDB/2 + GMIB ....................................          67.865        8.637158             586
         Base + GMWB/5 ...........................................              --        8.686608              --
         Base + GMWB/5 + GMDB Opt 1 ..............................              --        8.643326              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        8.630978              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        8.606363              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        8.594075              --
         Base + GMWB/2 ...........................................              --        8.668051              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        8.625364              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        8.613069              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        8.588542              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --        8.576304              --             586
                                                                                                                        ----------
      Inverse Small-Cap Fund
         Base ....................................................      44,500.178        8.086419         359,847
         Base + GMDB/1 ...........................................              --        8.046076              --
         Base + GMDB/2 ...........................................         359.953        8.034624           2,892
         Base + GMDB/1 + GMIB ....................................       2,863.354        8.011700          22,940
         Base + GMDB/2 + GMIB ....................................              --        8.000250              --
         Base + GMWB/5 ...........................................              --        8.046076              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --        8.005967              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        7.994535              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        7.971717              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        7.960333              --
         Base + GMWB/2 ...........................................              --        8.028887              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        7.989308              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        7.977927              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        7.955187              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --        7.943849              --         385,679
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Juno Fund
         Base ....................................................       1,382.535      $ 8.095989      $   11,193
         Base + GMDB/1 ...........................................              --        8.027114              --
         Base + GMDB/2 ...........................................              --        7.970120              --
         Base + GMDB/1 + GMIB ....................................       1,314.497        7.963123          10,468
         Base + GMDB/2 + GMIB ....................................              --        7.920677              --
         Base + GMWB/5 ...........................................              --        7.986617              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --        7.928901              --
         Base + GMWB/5+ GMDB Opt 2 ...............................         593.914        7.912465           4,699
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        7.879704              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        7.863372              --
         Base + GMWB/2 ...........................................              --        7.961861              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        7.904268              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        7.887892              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................         167.292        7.855224           1,314
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --        7.838948              --      $   27,674
                                                                                                                        ----------
      Large Cap Europe Fund
         Base ....................................................       3,241.300       12.625407          40,923
         Base + GMDB/1 ...........................................              --       12.551800              --
         Base + GMDB/2 ...........................................         138.229       12.530911           1,732
         Base + GMDB/1 + GMIB ....................................              --       12.489114              --
         Base + GMDB/2 + GMIB ....................................              --       12.468275              --
         Base + GMWB/5 ...........................................              --       12.551800              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       12.478685              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.457847              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       12.416311              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       12.395585              --
         Base + GMWB/2 ...........................................              --       12.520451              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.447455              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       12.426685              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.385233              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       12.364554              --          42,655
                                                                                                                        ----------
      Large Cap Growth Fund
         Base ....................................................       8,132.447       10.527781          85,617
         Base + GMDB/1 ...........................................              --       10.475328              --
         Base + GMDB/2 ...........................................       3,355.358       10.460439          35,099
         Base + GMDB/1 + GMIB ....................................              --       10.430618              --
         Base + GMDB/2 + GMIB ....................................              --       10.424350              --
         Base + GMWB/5 ...........................................              --       10.475328              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.423173              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.408320              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.378659              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................          18.311       10.363849             190
         Base + GMWB/2 ...........................................              --       10.453529              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.401532              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.386731              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.357178              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.342430              --         120,906
                                                                                                                        ----------
      Large Cap Japan Fund
         Base ....................................................      13,312.055       12.245750         163,016
         Base + GMDB/1 ...........................................       3,212.101       12.174336          39,105
         Base + GMDB/2 ...........................................       3,333.846       12.154090          40,520
         Base + GMDB/1 + GMIB ....................................         591.751       12.113530           7,168
         Base + GMDB/2 + GMIB ....................................      27,804.565       12.093291         336,249
         Base + GMWB/5 ...........................................              --       12.174336              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       12.103416              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.083196              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       12.042880              --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Large Cap Japan Fund (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --      $12.022762      $       --
         Base + GMWB/2 ...........................................              --       12.143935              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.073108              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       12.052930              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.012725              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................         444.206       11.992656           5,327      $  591,385
                                                                                                                        ----------
      Large Cap Value Fund
         Base ....................................................       4,163.627       11.474270          47,775
         Base + GMDB/1 ...........................................              --       11.417124              --
         Base + GMDB/2 ...........................................              --       11.400898              --
         Base + GMDB/1 + GMIB ....................................              --       11.368422              --
         Base + GMDB/2 + GMIB ....................................              --       11.352199              --
         Base + GMWB/5 ...........................................              --       11.417124              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       11.360311              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.344102              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.311785              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.295657              --
         Base + GMWB/2 ...........................................              --       11.393361              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.336699              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.320579              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.288378              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.272316              --          47,775
                                                                                                                        ----------
      Leisure Fund
         Base ....................................................       8,128.449       10.794478          87,742
         Base + GMDB/1 ...........................................         824.862       10.731525           8,852
         Base + GMDB/2 ...........................................          97.602       10.713674           1,046
         Base + GMDB/1 + GMIB ....................................              --       10.677916              --
         Base + GMDB/2 + GMIB ....................................              --       10.660080              --
         Base + GMWB/5 ...........................................              --       10.731525              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.669002              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.651197              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.615640              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.597900              --
         Base + GMWB/2 ...........................................              --       10.704715              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.642274              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.624523              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.589047              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.571360              --          97,640
                                                                                                                        ----------
      Long Dynamic Dow 30 Fund
         Base ....................................................         125.447       10.470659           1,314
         Base + GMDB/1 ...........................................              --       10.418503              --
         Base + GMDB/2 ...........................................              --       10.403695              --
         Base + GMDB/1 + GMIB ....................................              --       10.374039              --
         Base + GMDB/2 + GMIB ....................................              --       10.359240              --
         Base + GMWB/5 ...........................................              --       10.418503              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.366642              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.351851              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.322348              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.307637              --
         Base + GMWB/2 ...........................................              --       10.396804              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.345100              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.330370              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.300992              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       10.286324              --           1,314
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Medius Fund
         Base ....................................................       6,898.410      $20.085937      $  138,561
         Base + GMDB/1 ...........................................              --       19.915224              --
         Base + GMDB/2 ...........................................       1,861.226       13.700390          25,500
         Base + GMDB/1 + GMIB ....................................          32.425       19.756663             641
         Base + GMDB/2 + GMIB ....................................              --       13.615478              --
         Base + GMWB/5 ...........................................         570.730       13.728726           7,835
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       13.629589              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       13.601380              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       13.545105              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       13.517045              --
         Base + GMWB/2 ...........................................              --       13.686217              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       13.587286              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       13.559155              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       13.503079              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................         429.928       13.475105           5,793      $  178,330
                                                                                                                        ----------
      Mekros Fund
         Base ....................................................      18,167.714       20.011916         363,571
         Base + GMDB/1 ...........................................              --       19.841876              --
         Base + GMDB/2 ...........................................       1,350.293       12.966653          17,509
         Base + GMDB/1 + GMIB ....................................          32.212       19.683908             634
         Base + GMDB/2 + GMIB ....................................              --       12.886281              --
         Base + GMWB/5 ...........................................              --       12.993442              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       12.899637              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.872925              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       12.819683              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       12.793141              --
         Base + GMWB/2 ...........................................              --       12.953208              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.859599              --
         Base + GMWB/2 + GMDB Opt 2 ..............................      10,880.744       12.832968         139,632
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.779883              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       12.753426              --         521,346
                                                                                                                        ----------
      Mid-Cap Growth Fund
         Base ....................................................      10,363.149       12.158363         125,999
         Base + GMDB/1 ...........................................          71.580       12.097792             866
         Base + GMDB/2 ...........................................       3,867.740       12.080617          46,725
         Base + GMDB/1 + GMIB ....................................              --       12.046206              --
         Base + GMDB/2 + GMIB ....................................              --       12.029027              --
         Base + GMWB/5 ...........................................              --       12.097792              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       12.037605              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.020452              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.986197              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................           8.730       11.969111             104
         Base + GMWB/2 ...........................................              --       12.072627              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.012622              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.995521              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.961411              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................         713.883       11.944397           8,527         182,221
                                                                                                                        ----------
      Mid-Cap Value Fund
         Base ....................................................       1,680.110       12.091749          20,315
         Base + GMDB/1 ...........................................          70.397       12.031549             847
         Base + GMDB/2 ...........................................              --       12.014443              --
         Base + GMDB/1 + GMIB ....................................              --       11.980213              --
         Base + GMDB/2 + GMIB ....................................              --       11.963135              --
         Base + GMWB/5 ...........................................              --       12.031549              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       11.971671              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.954605              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.920541              --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Mid-Cap Value Fund (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --      $11.903549      $       --
         Base + GMWB/2 ...........................................              --       12.006512              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.946813              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.929813              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.895884              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.878971              --      $   21,162
                                                                                                                        ----------
      Nova Fund
         Base ....................................................      15,826.715       11.497526         181,968
         Base + GMDB/1 ...........................................       1,428.230       11.297319          16,135
         Base + GMDB/2 ...........................................       1,893.491       12.088795          22,890
         Base + GMDB/1 + GMIB ....................................              --       11.106648              --
         Base + GMDB/2 + GMIB ....................................              --       12.013859              --
         Base + GMWB/5 ...........................................              --       12.113796              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       12.026325              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.001413              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.951767              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.927018              --
         Base + GMWB/2 ...........................................              --       12.076275              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.988980              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.964153              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.914641              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................         483.227       11.889980           5,746         226,739
                                                                                                                        ----------
      OTC Fund
         Base ....................................................       7,430.093       14.038517         104,307
         Base + GMDB/1 ...........................................       1,987.766       13.793928          27,419
         Base + GMDB/2 ...........................................       1,662.543       10.880020          18,089
         Base + GMDB/1 + GMIB ....................................              --       13.560955              --
         Base + GMDB/2 + GMIB ....................................              --       10.812550              --
         Base + GMWB/5 ...........................................              --       10.902525              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.823764              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.801338              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.756635              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.734368              --
         Base + GMWB/2 ...........................................              --       10.868743              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.790136              --
         Base + GMWB/2 + GMDB Opt 2 ..............................         799.105       10.767805           8,605
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.723249              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       10.701037              --         158,420
                                                                                                                        ----------
      Precious Metals Fund
         Base ....................................................      11,610.811       13.657617         158,576
         Base + GMDB/1 ...........................................         258.434       13.577916           3,509
         Base + GMDB/2 ...........................................              --       13.555305              --
         Base + GMDB/1 + GMIB ....................................       1,095.298       13.510046          14,798
         Base + GMDB/2 + GMIB ....................................         802.585       13.487474          10,825
         Base + GMWB/5 ...........................................              --       13.577916              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       13.498752              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       13.476208              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       13.431205              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       13.408765              --
         Base + GMWB/2 ...........................................              --       13.543974              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       13.464927              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       13.442443              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       13.397558              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       13.375176              --         187,708
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Real Estate Fund
         Base ....................................................       9,372.794      $14.129353      $  132,432
         Base + GMDB/1 ...........................................          90.860       14.046997           1,276
         Base + GMDB/2 ...........................................          40.846       14.023649             573
         Base + GMDB/1 + GMIB ....................................         789.535       13.976893          11,035
         Base + GMDB/2 + GMIB ....................................          91.931       13.953578           1,283
         Base + GMWB/5 ...........................................              --       14.046997              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       13.965228              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       13.941909              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       13.895433              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       13.872238              --
         Base + GMWB/2 ...........................................              --       14.011940              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       13.930278              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       13.907044              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       13.860674              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       13.837539              --      $  146,599
                                                                                                                        ----------
      Sector Rotation Fund
         Base ....................................................       1,516.427       15.299881          23,201
         Base + GMDB/1 ...........................................       2,687.381       15.169774          40,767
         Base + GMDB/2 ...........................................              --       12.373491              --
         Base + GMDB/1 + GMIB ....................................              --       15.048941              --
         Base + GMDB/2 + GMIB ....................................          11.762       12.296768             145
         Base + GMWB/5 ...........................................       2,090.326       12.399071          25,918
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       12.309523              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       12.284022              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       12.233192              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       12.207860              --
         Base + GMWB/2 ...........................................              --       12.360675              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.271305              --
         Base + GMWB/2 + GMDB Opt 2 ..............................       2,462.504       12.245890          30,156
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.195211              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       12.169962              --         120,187
                                                                                                                        ----------
      Small-Cap Growth Fund
         Base ....................................................       5,137.486       12.075591          62,038
         Base + GMDB/1 ...........................................         133.061       12.015463           1,599
         Base + GMDB/2 ...........................................       2,940.829       11.998392          35,285
         Base + GMDB/1 + GMIB ....................................              --       11.964213              --
         Base + GMDB/2 + GMIB ....................................              --       11.947161              --
         Base + GMWB/5 ...........................................              --       12.015463              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       11.955696              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.938646              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.904632              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................           5.712       11.887667              68
         Base + GMWB/2 ...........................................              --       11.990470              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.930873              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.913902              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.880015              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.863126              --          98,990
                                                                                                                        ----------
      Small-Cap Value Fund
         Base ....................................................       7,667.234       11.750733          90,096
         Base + GMDB/1 ...........................................         850.428       11.692210           9,943
         Base + GMDB/2 ...........................................         574.468       11.675604           6,707
         Base + GMDB/1 + GMIB ....................................          66.144       11.642350             770
         Base + GMDB/2 + GMIB ....................................              --       11.625752              --
         Base + GMWB/5 ...........................................              --       11.692210              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       11.634041              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.617455              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.584361              --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Small-Cap Value Fund (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................           4.319      $11.567837      $       50
         Base + GMWB/2 ...........................................              --       11.667889              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.609897              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.593376              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.560418              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.543962              --      $  107,566
                                                                                                                        ----------
      Technology Fund
         Base ....................................................      32,853.671       10.638930         349,528
         Base + GMDB/1 ...........................................              --       10.576873              --
         Base + GMDB/2 ...........................................              --       10.559282              --
         Base + GMDB/1 + GMIB ....................................              --       10.524033              --
         Base + GMDB/2 + GMIB ....................................              --       10.506478              --
         Base + GMWB/5 ...........................................              --       10.576873              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.515257              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.497702              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.462658              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.445194              --
         Base + GMWB/2 ...........................................              --       10.550462              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.488932              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.471410              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.436459              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.419038              --         349,528
                                                                                                                        ----------
      Telecommunications Fund
         Base ....................................................      33,070.759       10.803235         357,271
         Base + GMDB/1 ...........................................              --       10.740220              --
         Base + GMDB/2 ...........................................         161.836       10.722346           1,735
         Base + GMDB/1 + GMIB ....................................              --       10.686556              --
         Base + GMDB/2 + GMIB ....................................              --       10.668724              --
         Base + GMWB/5 ...........................................              --       10.740220              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.677626              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.659818              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.624227              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.606489              --
         Base + GMWB/2 ...........................................              --       10.713390              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.650909              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.633121              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.597634              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.579923              --         359,006
                                                                                                                        ----------
      Titan 500 Fund
         Base ....................................................      92,631.775       11.784204       1,091,592
         Base + GMDB/1 ...........................................       1,045.979       11.715513          12,254
         Base + GMDB/2 ...........................................         296.728       11.696015           3,471
         Base + GMDB/1 + GMIB ....................................              --       11.656998              --
         Base + GMDB/2 + GMIB ....................................              --       11.637551              --
         Base + GMWB/5 ...........................................              --       11.715513              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       11.647262              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.627819              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.589035              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.569682              --
         Base + GMWB/2 ...........................................              --       11.686255              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.618119              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.598718              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.560031              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       11.540731              --       1,107,317
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Transportation Fund
         Base ....................................................      17,267.541      $13.437383      $  232,031
         Base + GMDB/1 ...........................................       1,730.859       13.359040          23,123
         Base + GMDB/2 ...........................................              --       13.336844              --
         Base + GMDB/1 + GMIB ....................................         263.353       13.292368           3,501
         Base + GMDB/2 + GMIB ....................................              --       13.270180              --
         Base + GMWB/5 ...........................................              --       13.359040              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       13.281265              --
         Base + GMWB/5+ GMDB Opt 2 ...............................         154.042       13.259103           2,042
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       13.214895              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       13.192811              --
         Base + GMWB/2 ...........................................              --       13.325706              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       13.248024              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       13.225911              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       13.181812              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................         201.702       13.159805           2,654      $  263,351
                                                                                                                        ----------
      U.S. Government Bond
         Base ....................................................       2,803.209       10.979330          30,777
         Base + GMDB/1 ...........................................         823.727       10.885833           8,967
         Base + GMDB/2 ...........................................         614.769       11.463527           7,047
         Base + GMDB/1 + GMIB ....................................         923.531       10.798998           9,973
         Base + GMDB/2 + GMIB ....................................         372.014       11.392417           4,238
         Base + GMWB/5 ...........................................              --       11.487242              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       11.404241              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.380595              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.333474              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.309975              --
         Base + GMWB/2 ...........................................              --       11.451638              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.368797              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.345236              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.298256              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.274841              --          61,002
                                                                                                                        ----------
      U.S. Government Money Market Fund
         Base ....................................................      417,337.792       9.753957       4,070,695
         Base + GMDB/1 ...........................................      125,141.718       9.613017       1,202,989
         Base + GMDB/2 ...........................................         705.353        9.840494           6,941
         Base + GMDB/1 + GMIB ....................................         959.477        9.479253           9,095
         Base + GMDB/2 + GMIB ....................................              --        9.779446              --
         Base + GMWB/5 ...........................................              --        9.860852              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --        9.789599              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        9.769318              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        9.728869              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        9.708700              --
         Base + GMWB/2 ...........................................              --        9.830287              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        9.759199              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        9.738962              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        9.698642              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................         664.824        9.678544           6,435       5,296,155
                                                                                                                        ----------
      Ursa Fund
         Base ....................................................       8,868.906        6.947884          61,620
         Base + GMDB/1 ...........................................              --        6.888704              --
         Base + GMDB/2 ...........................................              --        8.260106              --
         Base + GMDB/1 + GMIB ....................................         109.752        6.833745             750
         Base + GMDB/2 + GMIB ....................................              --        8.208835              --
         Base + GMWB/5 ...........................................              --        8.277210              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --        8.217359              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --        8.200330              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --        8.166357              --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
      Ursa Fund (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --      $ 8.149427      $       --
         Base + GMWB/2 ...........................................              --        8.251545              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        8.191821              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --        8.174841              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --        8.140974              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --        8.124093              --      $   62,370
                                                                                                                        ----------
      Utilities Fund
         Base ....................................................      52,869.763       12.569846         664,565
         Base + GMDB/1 ...........................................       2,400.021       12.496580          29,992
         Base + GMDB/2 ...........................................         116.380       12.475804           1,452
         Base + GMDB/1 + GMIB ....................................         337.388       12.434178           4,195
         Base + GMDB/2 + GMIB ....................................          90.298       12.413438           1,121
         Base + GMWB/5 ...........................................       1,937.454       12.496580          24,212
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       12.423799              --
         Base + GMWB/5+ GMDB Opt 2 ...............................          33.888       12.403070             420
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       12.361699              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       12.341086              --
         Base + GMWB/2 ...........................................              --       12.465371              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       12.392722              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       12.372032              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.330758              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       12.310180              --         725,957
                                                                                                                        ----------
      Velocity 100 Fund
         Base ....................................................      88,115.072       11.580600       1,020,425
         Base + GMDB/1 ...........................................         157.476       11.513075           1,813
         Base + GMDB/2 ...........................................              --       11.493924              --
         Base + GMDB/1 + GMIB ....................................         110.273       11.455571           1,263
         Base + GMDB/2 + GMIB ....................................              --       11.436453              --
         Base + GMWB/5 ...........................................              --       11.513075              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       11.446004              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.426900              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.388764              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.369770              --
         Base + GMWB/2 ...........................................              --       11.484328              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.417361              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.398292              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.360267              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       11.341305              --       1,023,501
                                                                                                                        ----------
   Salomon Brothers Variable Series Funds, Inc:
      All Cap Fund
         Base ....................................................       7,283.373       10.976542          79,946
         Base + GMDB/1 ...........................................       2,040.251       10.912618          22,264
         Base + GMDB/2 ...........................................         243.292       10.894490           2,651
         Base + GMDB/1 + GMIB ....................................         579.074       10.858202           6,288
         Base + GMDB/2 + GMIB ....................................              --       10.840105              --
         Base + GMWB/5 ...........................................              --       10.912618              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.849150              --
         Base + GMWB/5+ GMDB Opt 2 ...............................       2,613.818       10.831064          28,310
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................         266.300       10.794981           2,875
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.776982              --
         Base + GMWB/2 ...........................................              --       10.885402              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.822035              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.803977              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................         190.603       10.768000           2,052
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.750028              --         144,386
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Salomon Brothers Variable Series Funds, Inc: (continued)
      Large Cap Growth Fund
         Base ....................................................         718.399      $10.296818      $    7,397
         Base + GMDB/1 ...........................................       2,124.430       10.236751          21,747
         Base + GMDB/2 ...........................................         566.995       10.219712           5,795
         Base + GMDB/1 + GMIB ....................................              --       10.185621              --
         Base + GMDB/2 + GMIB ....................................              --       10.168601              --
         Base + GMWB/5 ...........................................              --       10.236751              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.177108              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.160100              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.126211              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................          20.163       10.109308             204
         Base + GMWB/2 ...........................................              --       10.211195              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.151619              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.134671              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.100845              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.083970              --      $   35,143
                                                                                                                        ----------
      Strategic Bond Fund
         Base ....................................................          32.818       10.724373             352
         Base + GMDB/1 ...........................................         857.310       10.661812           9,140
         Base + GMDB/2 ...........................................              --       10.644070              --
         Base + GMDB/1 + GMIB ....................................       3,885.428       10.608557          41,219
         Base + GMDB/2 + GMIB ....................................          65.542       10.590842             694
         Base + GMWB/5 ...........................................              --       10.661812              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.599699              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.582000              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.546675              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.529059              --
         Base + GMWB/2 ...........................................              --       10.635194              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.573161              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.555491              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.520261              --
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --       10.502694              --          51,405
                                                                                                                        ----------
      Total Return Fund
         Base ....................................................          68.512       10.793834             740
         Base + GMDB/1 ...........................................              --       10.730879              --
         Base + GMDB/2 ...........................................         225.417       10.713018           2,415
         Base + GMDB/1 + GMIB ....................................         457.993       10.677277           4,890
         Base + GMDB/2 + GMIB ....................................              --       10.659459              --
         Base + GMWB/5 ...........................................              --       10.730879              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.668348              --
         Base + GMWB/5+ GMDB Opt 2 ...............................         968.266       10.650545          10,313
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................         177.641       10.614995           1,886
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.597280              --
         Base + GMWB/2 ...........................................              --       10.704082              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.641647              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.623867              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................         127.145       10.588432           1,346
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.570744              --          21,590
                                                                                                                        ----------
   Seligman Portfolios, Inc.:
      Communications and Information Portfolio
         Base ....................................................      35,810.851        5.944575         212,880
         Base + GMDB/1 ...........................................       2,331.452        5.840985          13,618
         Base + GMDB/2 ...........................................          50.794       11.674384             593
         Base + GMDB/1 + GMIB ....................................         283.619        5.742315           1,629
         Base + GMDB/2 + GMIB ....................................         230.765       11.601986           2,677
         Base + GMWB/5 ...........................................              --       11.698536              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       11.614012              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.589955              --

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Seligman Portfolios, Inc.: (continued)
      Communications and Information Portfolio (continued)
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --      $11.541984      $       --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.518073              --
         Base + GMWB/2 ...........................................              --       11.662294              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.577940              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.553959              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.506140              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.482292              --      $  231,397
                                                                                                                        ----------
      Global Technology Portfolio
         Base ....................................................       5,559.006        5.077013          28,223
         Base + GMDB/1 ...........................................              --        4.988542              --
         Base + GMDB/2 ...........................................              --       10.831683              --
         Base + GMDB/1 + GMIB ....................................              --        4.904296              --
         Base + GMDB/2 + GMIB ....................................              --       10.764498              --
         Base + GMWB/5 ...........................................       1,941.455       10.854100          21,073
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.775661              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.753343              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.708854              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.686664              --
         Base + GMWB/2 ...........................................              --       10.820460              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.742195              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       10.719947              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.675562              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.653457              --          49,296
                                                                                                                        ----------
   Third Avenue Variable Annuity Trust Series:
      Value Portfolio
         Base ....................................................      55,589.322       18.367558       1,021,040
         Base + GMDB/1 ...........................................       1,603.189       18.211430          29,196
         Base + GMDB/2 ...........................................       4,271.833       13.569448          57,966
         Base + GMDB/1 + GMIB ....................................       2,343.888       18.066371          42,346
         Base + GMDB/2 + GMIB ....................................       9,940.820       13.485319         134,055
         Base + GMWB/5 ...........................................              --       13.597505              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       13.499318              --
         Base + GMWB/5+ GMDB Opt 2 ...............................         561.342       13.471363           7,562
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       13.415620              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       13.387832              --
         Base + GMWB/2 ...........................................              --       13.555390              --
         Base + GMWB/2 + GMDB Opt 1 ..............................       1,820.508       13.457376          24,499
         Base + GMWB/2 + GMDB Opt 2 ..............................          60.870       13.429532             817
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       13.373970              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................         398.660       13.346279           5,321       1,322,802
                                                                                                                        ----------
   Van Eck Worldwide Insurance Trust:
      Worldwide Absolute Return Fund
         Base ....................................................       5,253.966        9.643068          50,664
         Base + GMDB/1 ...........................................       6,543.617        9.561002          62,564
         Base + GMDB/2 ...........................................         406.141        9.576328           3,889
         Base + GMDB/1 + GMIB ....................................      10,883.280        9.484764         103,225
         Base + GMDB/2 + GMIB ....................................         776.670        9.516918           7,392
         Base + GMWB/5 ...........................................              --        9.596139              --
         Base + GMWB/5+ GMDB Opt 1 ...............................         100.505        9.526780             957
         Base + GMWB/5+ GMDB Opt 2 ...............................       6,063.800        9.507046          57,649
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................         852.286        9.467674           8,069
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --        9.448058              --
         Base + GMWB/2 ...........................................       3,652.668        9.566403          34,943
         Base + GMWB/2 + GMDB Opt 1 ..............................              --        9.497192              --
         Base + GMWB/2 + GMDB Opt 2 ..............................         420.312        9.477511           3,984
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................         138.119        9.438263           1,304
         Base + GMWB/2 + GMDB OPT 2 + GMIB .......................              --        9.418703              --         334,640
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Van Eck Worldwide Insurance Trust: (continued)
      Worldwide Bond Fund
         Base ....................................................      12,689.136       13.536737         171,769
         Base + GMDB/1 ...........................................       8,191.877       13.281244         108,798
         Base + GMDB/2 ...........................................         107.249       10.509546           1,127
         Base + GMDB/1 + GMIB ....................................       1,183.928       13.037610          15,436
         Base + GMDB/2 + GMIB ....................................         692.410       10.444370           7,232
         Base + GMWB/5 ...........................................              --       10.531301              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       10.455211              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       10.433547              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       10.390364              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       10.368821              --
         Base + GMWB/2 ...........................................              --       10.498657              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       10.422731              --
         Base + GMWB/2 + GMDB Opt 2 ..............................       1,042.184       10.401124          10,840
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       10.358086              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       10.336615              --         315,202
                                                                                                                        ----------
      Worldwide Emerging Markets Fund
         Base ....................................................      49,972.477       17.365263         867,785
         Base + GMDB/1 ...........................................       9,316.886       17.037309         158,735
         Base + GMDB/2 ...........................................       3,354.384       16.925513          56,775
         Base + GMDB/1 + GMIB ....................................       3,815.531       16.724622          63,813
         Base + GMDB/2 + GMIB ....................................       1,142.726       16.820597          19,221
         Base + GMWB/5 ...........................................       3,902.104       16.960483          66,182
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       16.838051              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       16.803175              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       16.733690              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       16.699027              --
         Base + GMWB/2 ...........................................       3,439.765       16.907969          58,159
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       16.785772              --
         Base + GMWB/2 + GMDB Opt 2 ..............................       1,861.588       16.751021          31,183
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       16.681730              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       16.647211              --       1,321,853
                                                                                                                        ----------
      Worldwide Hard Assets Fund
         Base ....................................................      24,977.252       20.474129         511,387
         Base + GMDB/1 ...........................................       2,280.493       20.087774          45,810
         Base + GMDB/2 ...........................................              --       19.098671              --
         Base + GMDB/1 + GMIB ....................................       1,440.713       19.719388          28,410
         Base + GMDB/2 + GMIB ....................................      11,268.402       18.980345         213,878
         Base + GMWB/5 ...........................................         300.190       19.138156           5,745
         Base + GMWB/5+ GMDB Opt 1 ...............................       2,239.291       19.000050          42,547
         Base + GMWB/5+ GMDB Opt 2 ...............................          73.986       18.960730           1,403
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       18.882326              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       18.843247              --
         Base + GMWB/2 ...........................................              --       19.078918              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       18.941083              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       18.901894              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       18.823752              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       18.784789              --         849,180
                                                                                                                        ----------
      Worldwide Real Estate Fund
         Base ....................................................      19,938.431       20.321925         405,187
         Base + GMDB/1 ...........................................         283.455       19.938378           5,652
         Base + GMDB/2 ...........................................       1,855.680       16.407891          30,448
         Base + GMDB/1 + GMIB ....................................       6,295.964       19.572663         123,229
         Base + GMDB/2 + GMIB ....................................         392.475       16.306170           6,400
         Base + GMWB/5 ...........................................         254.671       16.441800           4,187
         Base + GMWB/5+ GMDB Opt 1 ...............................          50.823       16.323072             830
         Base + GMWB/5+ GMDB Opt 2 ...............................         373.188       16.289281           6,079
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................          65.480       16.221899           1,062

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                           UNIT                        SUB-ACCOUNT
                                                                           UNITS          VALUE            VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Van Eck Worldwide Insurance Trust: (continued)
      Worldwide Real Estate Fund (continued)
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --      $16.188297      $       --
         Base + GMWB/2 ...........................................       1,782.873       16.390874          29,223
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       16.272401              --
         Base + GMWB/2 + GMDB Opt 2 ..............................          26.361       16.238721             428
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................          46.750       16.171546             756
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       16.138065              --     $   613,481
                                                                                                                       -----------
   Wells Fargo Advantage Variable Trust Funds:
      Discovery Fund
         Base ....................................................       8,376.630       11.355228          95,119
         Base + GMDB/1 ...........................................         338.927       11.326227           3,839
         Base + GMDB/2 ...........................................         422.570       11.317979           4,783
         Base + GMDB/1 + GMIB ....................................         319.273       11.301443           3,608
         Base + GMDB/2 + GMIB ....................................         151.107       11.293191           1,706
         Base + GMWB/5 ...........................................       1,904.693       11.326227          21,573
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       11.297320              --
         Base + GMWB/5+ GMDB Opt 2 ...............................              --       11.289062              --
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       11.272573              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       11.264341              --
         Base + GMWB/2 ...........................................              --       11.313846              --
         Base + GMWB/2 + GMDB Opt 1 ..............................              --       11.284942              --
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       11.276694              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       11.260229              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       11.251991              --         130,628
                                                                                                                       -----------
      Opportunity Fund
         Base ....................................................      27,879.719       17.477705         487,274
         Base + GMDB/1 ...........................................       6,263.999       17.147741         107,413
         Base + GMDB/2 ...........................................       5,351.699       12.635179          67,620
         Base + GMDB/1 + GMIB ....................................       4,917.415       16.833106          82,775
         Base + GMDB/2 + GMIB ....................................       3,599.690       12.556829          45,201
         Base + GMWB/5 ...........................................              --       12.661303              --
         Base + GMWB/5+ GMDB Opt 1 ...............................              --       12.569875              --
         Base + GMWB/5+ GMDB Opt 2 ...............................         576.768       12.543818           7,235
         Base + GMWB/5+ GMDB Opt 1 + GMIB ........................              --       12.491924              --
         Base + GMWB/5+ GMDB Opt 2 + GMIB ........................              --       12.466054              --
         Base + GMWB/2 ...........................................              --       12.622087              --
         Base + GMWB/2 + GMDB Opt 1 ..............................       1,867.486       12.530822          23,401
         Base + GMWB/2 + GMDB Opt 2 ..............................              --       12.504890              --
         Base + GMWB/2 + GMDB Opt 1 + GMIB .......................              --       12.453140              --
         Base + GMWB/2 + GMDB Opt 2 + GMIB .......................              --       12.427340              --         820,919
                                                                                                                       -----------
----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners'
                 deferred annuity reserves........................................................................     $59,684,121
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' annuity reserves
   Contract owners' annuity payment reserves: (Base + GMDB/1 only)
      Lord Abbett Series Fund, Inc:
         Growth and Income Portfolio..............................................................................     $    80,031
----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' annuity payment reserves...............................     $    80,031
----------------------------------------------------------------------------------------------------------------------------------
                  Net assets attributable to contract owners' reserves............................................     $59,764,152
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                  40|86 SERIES TRUST
                                                                        ---------------------------------------
                                                                                                       FIXED
                                                                         BALANCED       EQUITY        INCOME
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   14,130    $   11,197    $   22,475
Expenses:
   Mortality and expense risk fees ...................................      13,298        26,687         8,146
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         832       (15,490)       14,329
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      73,333       108,117        (2,042)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --       221,584            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      73,333       329,701        (2,042)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................     (32,271)     (165,000)       (8,584)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   41,894    $  149,211    $    3,703
===============================================================================================================

                                                                             40|86 SERIES TRUST
                                                                        ---------------------------
                                                                                         GOVERNMENT
                                                                          FOCUS 20 (A)   SECURITIES
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $       --    $   16,755
Expenses:
   Mortality and expense risk fees ...................................            316         7,452
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................           (316)        9,303
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................         (6,335)       (4,901)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .         (6,335)       (4,901)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................             51        (3,126)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $   (6,600)   $    1,276
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                  40|86 SERIES TRUST
                                                                        ---------------------------------------
                                                                                                       FIXED
                                                                         BALANCED       EQUITY        INCOME
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $      832    $  (15,490)   $   14,329
   Net realized gain (loss) on investments in portfolio shares .......      73,333       329,701        (2,042)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................     (32,271)     (165,000)       (8,584)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      41,894       149,211         3,703
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     774,313       404,589        52,197
   Contract redemptions ..............................................    (198,168)     (209,882)      (53,717)
   Net transfers (including mortality transfers) .....................    (779,022)    1,087,494        21,123
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (202,877)    1,282,201        19,603
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................    (160,983)    1,431,412        23,306
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     937,917       978,209       539,922
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  776,934    $2,409,621    $  563,228
===============================================================================================================

                                                                              40|86 SERIES TRUST
                                                                        ---------------------------
                                                                                         GOVERNMENT
                                                                          FOCUS 20 (A)   SECURITIES
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................     $     (316)   $    9,303
   Net realized gain (loss) on investments in portfolio shares .......         (6,335)       (4,901)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................             51        (3,126)
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......         (6,600)        1,276
---------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............            151         5,119
   Contract redemptions ..............................................             --      (170,092)
   Net transfers (including mortality transfers) .....................        (68,926)      128,669
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................        (68,775)      (36,304)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................        (75,375)      (35,028)
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................         75,375       487,270
---------------------------------------------------------------------------------------------------
               Net assets, end of period .............................     $       --    $  452,242
===================================================================================================

a) For the period January 1, 2005 through May 31, 2005 (liquidation of funds).

   The accompanying notes are an integral part of these financial statements.

       40|86 SERIES
     TRUST (CONTINUED)                                           AIM VARIABLE INSURANCE FUNDS
  ------------------------    ----------------------------------------------------------------------------------------------
    HIGH          MONEY                       CORE         FINANCIAL      GLOBAL         HIGH        MID CAP        REAL
    YIELD         MARKET      BASIC VALUE     STOCK        SERVICES   HEALTH CARE (B)    YIELD     CORE EQUITY      ESTATE
  --------------------------------------------------------------------------------------------------------------------------

  $   60,822    $   57,370    $       --    $      268    $      905    $       --    $   15,554    $    1,085    $    7,642

      15,488        30,122         3,356           730           795         2,588         8,113         5,268         8,838
  --------------------------------------------------------------------------------------------------------------------------
      45,334        27,248        (3,356)         (462)          110        (2,588)        7,441        (4,183)       (1,196)
  --------------------------------------------------------------------------------------------------------------------------


     (18,419)           --         2,130           467           845         3,187        84,881         7,572        55,838

      22,736            --         1,213            --            --            --            --         2,531         7,871

      55,963            --         1,833            --            --            --            --         9,267        11,605
  --------------------------------------------------------------------------------------------------------------------------
      60,280            --         5,176           467           845         3,187        84,881        19,370        75,314
  --------------------------------------------------------------------------------------------------------------------------

     (77,025)           --         8,223         1,666         1,777         9,597       (63,134)        5,593        (9,684)
  --------------------------------------------------------------------------------------------------------------------------
  $   28,589    $   27,248    $   10,043    $    1,671    $    2,732    $   10,196    $   29,188    $   20,780    $  647,434
  ==========================================================================================================================








       40|86 SERIES
     TRUST (CONTINUED)                                           AIM VARIABLE INSURANCE FUNDS
  ------------------------    ----------------------------------------------------------------------------------------------
    HIGH          MONEY                       CORE         FINANCIAL      GLOBAL         HIGH        MID CAP        REAL
    YIELD         MARKET      BASIC VALUE     STOCK        SERVICES   HEALTH CARE (B)    YIELD     CORE EQUITY      ESTATE
  --------------------------------------------------------------------------------------------------------------------------

  $   45,334    $   27,248    $   (3,356)   $     (462)   $      110    $   (2,588)   $    7,441    $   (4,183)   $   (1,196)
      60,280            --         5,176           467           845         3,187        84,881        19,370        75,314

     (77,025)           --         8,223         1,666         1,777         9,597       (63,134)        5,593        (9,684)
  --------------------------------------------------------------------------------------------------------------------------
      28,589        27,248        10,043         1,671         2,732        10,196        29,188        20,780        64,434
  --------------------------------------------------------------------------------------------------------------------------

      80,310     3,378,422        67,008        18,120        11,814        (1,589)       12,113         9,593       136,861
     (23,659)     (828,072)       (3,300)          (30)       (3,744)      (10,912)      (67,942)      (29,870)      (39,447)
     268,389    (1,089,072)       30,241          (920)       10,529        64,053      (780,856)       30,630       (94,561)
  --------------------------------------------------------------------------------------------------------------------------

     325,040     1,461,278        93,949        17,170        18,599        51,552      (836,685)       10,353         2,853
  --------------------------------------------------------------------------------------------------------------------------
     353,629     1,488,526       103,992        18,841        21,331        61,748      (807,497)       31,133        67,287
  --------------------------------------------------------------------------------------------------------------------------
   1,163,009     1,598,243       167,323        43,894        53,798       150,821       985,153       348,829       680,238
  --------------------------------------------------------------------------------------------------------------------------
  $1,516,638    $3,086,769    $  271,315    $   62,735    $   75,129    $  212,569    $  177,656    $  379,962    $  747,525
  ==========================================================================================================================

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                           AIM
                                                                         VARIABLE
                                                                     INSURANCE FUNDS
                                                                        (CONTINUED)    THE ALGER AMERICAN FUND
                                                                     ---------------  -------------------------


                                                                                                     LEVERAGED
                                                                        TECHNOLOGY      GROWTH        ALLCAP
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $    1,877    $       --
Expenses:
   Mortality and expense risk fees ...................................       3,744        15,541         7,353
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      (3,744)      (13,664)       (7,353)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................     (20,279)       54,640        20,448
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .     (20,279)       54,640        20,448
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................     (22,308)       66,410        41,246
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $  (46,331)   $  107,386    $   54,341
===============================================================================================================

                                                                          THE ALGER AMERICAN FUND
                                                                         -------------------------


                                                                           MIDCAP         SMALL
                                                                           GROWTH    CAPITALIZATION
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................       11,807        10,183
-------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      (11,807)      (10,183)
-------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       25,459        67,354
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................           --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................       27,360            --
-------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       52,819        67,354
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       20,021        36,896
-------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....   $   61,033    $   94,067
=================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                           AIM
                                                                         VARIABLE
                                                                     INSURANCE FUNDS
                                                                        (CONTINUED)     THE ALGER AMERICAN FUND
                                                                     ---------------  --------------------------


                                                                                                     LEVERAGED
                                                                        TECHNOLOGY      GROWTH        ALLCAP
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   (3,744)   $  (13,664)   $   (7,353)
   Net realized gain (loss) on investments in portfolio shares .......     (20,279)       54,640        20,448
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................     (22,308)       66,410        41,246
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......     (46,331)      107,386        54,341
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     171,096       152,274       104,317
   Contract redemptions ..............................................     (65,137)     (138,476)      (87,074)
   Net transfers (including mortality transfers) .....................    (445,834)      212,499       (89,735)
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (339,875)      226,297       (72,492)
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................    (386,206)      333,683       (18,151)
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     546,521       948,763       551,824
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  160,315    $1,282,446    $  533,673
================================================================================================================

                                                                         THE ALGER AMERICAN FUND
                                                                         ------------------------


                                                                         MIDCAP         SMALL
                                                                         GROWTH    CAPITALIZATION
-------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................................  $  (11,807)   $  (10,183)
   Net realized gain (loss) on investments in portfolio shares ......      52,819        67,354
   Net change in unrealized appreciation (depreciation) of investment
      in portfolio shares ...........................................      20,021        36,896
-----------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ......      61,033        94,067
-----------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..............      50,231        96,692
   Contract redemptions .............................................     (37,831)     (100,803)
   Net transfers (including mortality transfers) ....................     141,137       190,233
-----------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...........................     153,537       186,122
-----------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...................     214,570       280,189
-----------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................     738,819       569,164
-----------------------------------------------------------------------------------------------
               Net assets, end of period ............................  $  953,389    $  849,353
===============================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                         DREYFUS
                                                                         DREYFUS                                   VARIABLE
                                                                        INVESTMENT                                INVESTMENT
                 AMERICAN CENTURY VARIABLE PORTFOLIOS                   PORTFOLIO                                   FUNDS
  ------------------------------------------------------------------    ----------                                ----------
                                                                                       DREYFUS
                                                                                       SOCIALLY      DREYFUS
                 INCOME &      INFLATION                                 SMALL CAP   RESPONSIBLE      STOCK      DISCIPLINED
  BALANCED (A)    GROWTH      PROTECTION  INTERNATIONAL     VALUE        INDEX (A)      GROWTH        INCOME        STOCK
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $   17,276    $    2,106    $    5,306    $    4,633    $       --    $       --    $   24,683    $       --

          53        11,778           834         6,687         9,612           150         3,601        24,628         4,165
  --------------------------------------------------------------------------------------------------------------------------
         (53)        5,498         1,272        (1,381)       (4,979)         (150)       (3,601)           55        (4,165)
  --------------------------------------------------------------------------------------------------------------------------


          --        27,461           960        34,318        13,128             5         6,062        90,433        21,031

          --            --            20            --        30,086            --            --            --            --

          --            --             4            --        23,517            --            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
           0        27,461           984        34,318        66,731             5         6,062        90,433        21,031
  --------------------------------------------------------------------------------------------------------------------------

         123       (12,649)       (2,334)       11,563       (42,576)          631        (4,099)      (40,710)         (769)
  --------------------------------------------------------------------------------------------------------------------------
  $       70    $   20,310    $      (78)   $   44,500    $   19,176    $      486    $   (1,638)   $   49,778    $   16,097
  ==========================================================================================================================








                                                                         DREYFUS
                                                                         DREYFUS                                   VARIABLE
                                                                        INVESTMENT                                INVESTMENT
                 AMERICAN CENTURY VARIABLE PORTFOLIOS                   PORTFOLIO                                   FUNDS
  ------------------------------------------------------------------    ----------                                ----------
                                                                                       DREYFUS
                                                                                       SOCIALLY      DREYFUS
                 INCOME &      INFLATION                                 SMALL CAP   RESPONSIBLE      STOCK      DISCIPLINED
  BALANCED (A)    GROWTH      PROTECTION  INTERNATIONAL     VALUE        INDEX (A)      GROWTH        INCOME        STOCK
  --------------------------------------------------------------------------------------------------------------------------

  $      (53)   $    5,498    $    1,272    $   (1,381)   $   (4,979)   $     (150)   $   (3,601)   $       55    $   (4,165)
          --        27,461           984        34,318        66,731             5         6,062        90,433        21,031

         123       (12,649)       (2,334)       11,563       (42,576)          631        (4,099)      (40,710)         (769)
  --------------------------------------------------------------------------------------------------------------------------
          70        20,310           (78)       44,500        19,176           486        (1,638)       49,778        16,097
  --------------------------------------------------------------------------------------------------------------------------

       9,252       176,936            58        43,913       227,334        23,092       101,776       151,492         8,863
          --       (59,923)       (1,778)      (87,925)     (141,589)           --       (41,910)     (196,781)      (35,735)
          (6)     (328,302)       (5,879)      (23,177)     (189,900)        2,947      (178,263)     (225,477)        6,727
  --------------------------------------------------------------------------------------------------------------------------

       9,246      (211,289)       (7,599)      (67,189)     (104,155)       26,039      (118,397)     (270,766)      (20,145)
  --------------------------------------------------------------------------------------------------------------------------
       9,316      (190,979)       (7,677)      (22,689)      (84,979)       26,525      (120,035)     (220,988)       (4,048)
  --------------------------------------------------------------------------------------------------------------------------
          --       873,190        62,755       461,394       636,448            --       366,969     1,831,278       183,788
  --------------------------------------------------------------------------------------------------------------------------
  $    9,316    $  682,211    $   55,078    $  438,705    $  551,469    $   26,525    $  246,934    $1,610,290    $  179,740
  ==========================================================================================================================

a)    For the period May 1, 2005 (inception of fund) through December 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         DREYFUS
                                                                        VARIABLE
                                                                        INVESTMENT
                                                                          FUNDS
                                                                       (CONTINUED)           FEDERATED INSURANCE SERIES
                                                                      -------------   ---------------------------------------
                                                                      INTERNATIONAL     CAPITAL    HIGH INCOME  INTERNATIONAL
                                                                          VALUE        INCOME II      BOND II      EQUITY II
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $   10,192    $   81,589    $       --
Expenses:
   Mortality and expense risk fees ...................................      10,595         2,054        15,723         4,864
-----------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................     (10,595)        8,138        65,866        (4,864)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      35,614         7,864        69,650        34,776
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................       3,353            --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................       6,398            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      45,365         7,864        69,650        34,776
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      32,100       (12,850)     (116,224)       (8,490)
-----------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   66,870    $    3,152    $   19,292    $   21,422
=============================================================================================================================

                                                                           JANUS
                                                                           ASPEN
                                                                           SERIES
                                                                         ----------
                                                                         GROWTH AND
                                                                           INCOME
-----------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $    2,658
Expenses:
   Mortality and expense risk fees ...................................        5,426
-----------------------------------------------------------------------------------
         Net investment income (expense) .............................       (2,768)
-----------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       29,059
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................           --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................           --
-----------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       29,059
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        3,685
-----------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....   $   29,976
===================================================================================

STATEMENTS OF CHANGES IN NET ASSETS- CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         DREYFUS
                                                                        VARIABLE
                                                                        INVESTMENT
                                                                          FUNDS
                                                                       (CONTINUED)           FEDERATED INSURANCE SERIES
                                                                      -------------   ---------------------------------------
                                                                      INTERNATIONAL     CAPITAL    HIGH INCOME  INTERNATIONAL
                                                                          VALUE        INCOME II      BOND II      EQUITY II
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $  (10,595)   $    8,138    $   65,866    $   (4,864)
   Net realized gain (loss) on investments in portfolio shares .......      45,365         7,864        69,650        34,776
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      32,100       (12,850)     (116,224)       (8,490)
-----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      66,870         3,152        19,292        21,422
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      49,547         7,446         2,563         1,049
   Contract redemptions ..............................................    (133,182)      (11,559)     (140,266)      (15,720)
   Net transfers (including mortality transfers) .....................     104,295       (88,695)     (759,556)     (151,418)
-----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      20,660       (92,808)     (897,259)     (166,089)
-----------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      87,530       (89,656)     (877,967)     (144,667)
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     698,168       206,771     1,639,832       445,488
-----------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  785,698    $  117,115    $  761,865    $  300,821
=============================================================================================================================

                                                                           JANUS
                                                                           ASPEN
                                                                           SERIES
                                                                         ----------
                                                                         GROWTH AND
                                                                           INCOME
-----------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $   (2,768)
   Net realized gain (loss) on investments in portfolio shares .......       29,059
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        3,685
-----------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       29,976
-----------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       72,311
   Contract redemptions ..............................................      (25,351)
   Net transfers (including mortality transfers) .....................      232,751
-----------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      279,711
-----------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      309,687
-----------------------------------------------------------------------------------
Net assets, beginning of period ......................................      276,370
-----------------------------------------------------------------------------------
               Net assets, end of period .............................   $  586,057
===================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                                                                 LORD ABBETT
             JANUS ASPEN SERIES (continued)                             LAZARD RETIREMENT SERIES                 SERIES FUND
------------------------------------------------------    ----------------------------------------------------   -----------
INTERNATIONAL    LARGE CAP      MID CAP     WORLDWIDE      EMERGING                 INTERNATIONAL                  AMERICA'S
    GROWTH       GROWTH (A)     GROWTH        GROWTH       MARKETS        EQUITY        EQUITY       SMALL CAP       VALUE
----------------------------------------------------------------------------------------------------------------------------

  $    1,865    $    1,733    $       --    $    2,515    $    1,083    $      830    $      280    $       --    $   12,062

       2,545         7,874         8,256         3,175         7,063         1,448           427        11,743         8,570
  --------------------------------------------------------------------------------------------------------------------------
        (680)       (6,141)       (8,256)         (660)       (5,980)         (618)         (147)      (11,743)        3,492
  --------------------------------------------------------------------------------------------------------------------------


     (17,495)        6,627        19,783        11,980        48,636          (606)          618        50,746        25,368

          --            --            --            --         2,230            --           165        12,366            --

          --            --            --            --        10,678            --           262        40,474         5,081
  --------------------------------------------------------------------------------------------------------------------------
     (17,495)        6,627        19,783        11,980        61,544          (606)        1,045       103,586        30,449
  --------------------------------------------------------------------------------------------------------------------------

      42,498        16,040        44,866        (4,686)      152,507         2,350         1,931       (71,630)      (23,193)
  --------------------------------------------------------------------------------------------------------------------------
  $   24,323    $   16,526    $   56,393    $    6,634    $  208,071    $    1,126    $    2,829    $   20,213    $   10,748
  ==========================================================================================================================











                                                                                                                 LORD ABBETT
             JANUS ASPEN SERIES (continued)                             LAZARD RETIREMENT SERIES                 SERIES FUND
------------------------------------------------------    ----------------------------------------------------   -----------
INTERNATIONAL    LARGE CAP      MID CAP     WORLDWIDE      EMERGING                 INTERNATIONAL                  AMERICA'S
    GROWTH       GROWTH (A)     GROWTH        GROWTH       MARKETS        EQUITY        EQUITY       SMALL CAP       VALUE
----------------------------------------------------------------------------------------------------------------------------

  $     (680)   $   (6,141)   $   (8,256)   $     (660)   $   (5,980)   $     (618)   $     (147)   $  (11,743)   $    3,492
     (17,495)        6,627        19,783        11,980        61,544          (606)        1,045       103,586        30,449

      42,498        16,040        44,866        (4,686)      152,507         2,350         1,931       (71,630)      (23,193)
  --------------------------------------------------------------------------------------------------------------------------
      24,323        16,526        56,393         6,634       208,071         1,126         2,829        20,213        10,748
  --------------------------------------------------------------------------------------------------------------------------

      67,005       157,533        87,513        29,798        29,777       100,291        15,069        28,139       140,379
      (1,623)      (50,501)      (46,325)      (38,668)      (21,159)      (22,901)         (174)      (80,686)      (86,867)
     101,270        26,214       103,082       (68,896)      978,199        27,731         7,466      (221,529)      (15,595)
  --------------------------------------------------------------------------------------------------------------------------

     166,652       133,246       144,270       (77,766)      986,817       105,121        22,361      (274,076)       37,917
  --------------------------------------------------------------------------------------------------------------------------
     190,975       149,772       200,663       (71,132)    1,194,888       106,247        25,190      (253,863)       48,665
  --------------------------------------------------------------------------------------------------------------------------
      62,225       379,283       544,994       255,971        41,581        17,798        20,240       963,779       532,377
  --------------------------------------------------------------------------------------------------------------------------
  $  253,200    $  529,055    $  745,657    $  184,839    $1,236,469    $  124,045    $   45,430    $  709,916    $  581,042
  ==========================================================================================================================

a) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        LORD ABBETT
                                                                        SERIES FUND       NEUBERGER BERMAN
                                                                        (CONTINUED)   ADVISERS MANAGEMENT TRUST
                                                                        -----------   -------------------------
                                                                        GROWTH AND                 HIGH INCOME
                                                                          INCOME       FASCIANO      BOND (A)
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   14,938    $       --    $      181
Expenses:
   Mortality and expense risk fees ...................................      21,755         1,044            25
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      (6,817)       (1,044)          156
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      71,675        (1,490)          (38)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --           104            42
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................      91,266            95            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .     162,941        (1,291)            4
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................    (122,970)       (2,136)         (216)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   33,154    $   (4,471)   $      (56)
===============================================================================================================

                                                                              NEUBERGER BERMAN
                                                                          ADVISERS MANAGEMENT TRUST
                                                                          -------------------------
                                                                             LIMITED       MIDCAP
                                                                          ATURITY BOND     GROWTH
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $   13,634    $       --
Expenses:
   Mortality and expense risk fees ...................................          8,399         4,544
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................          5,235        (4,544)
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................         (5,646)       46,335
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .         (5,646)       46,335
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................           (437)       (6,975)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $     (848)   $   34,816
===================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        LORD ABBETT
                                                                        SERIES FUND        NEUBERGER BERMAN
                                                                        (CONTINUED)   ADVISERS MANAGEMENT TRUST
                                                                        -----------   --------------------------
                                                                        GROWTH AND                 HIGH INCOME
                                                                          INCOME       FASCIANO      BOND (A)
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   (6,817)   $   (1,044)   $      156
   Net realized gain (loss) on investments in portfolio shares .......     162,941        (1,291)            4
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................    (122,970)       (2,136)         (216)
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      33,154        (4,471)          (56)
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     451,346        27,941         3,868
   Contract redemptions ..............................................    (227,912)       (3,915)         (262)
   Net transfers (including mortality transfers) .....................    (211,244)      (79,345)          468
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      12,190       (55,319)        4,074
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      45,344       (59,790)        4,018
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................   1,494,527       103,043            --
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $1,539,871    $   43,253    $    4,018
================================================================================================================

                                                                               NEUBERGER BERMAN
                                                                          ADVISERS MANAGEMENT TRUST
                                                                          --------------------------
                                                                            LIMITED       MIDCAP
                                                                         ATURITY BOND     GROWTH
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................    $    5,235    $   (4,544)
   Net realized gain (loss) on investments in portfolio shares .......        (5,646)       46,335
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................          (437)       (6,975)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......          (848)       34,816
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        28,357        34,872
   Contract redemptions ..............................................       (98,855)      (90,128)
   Net transfers (including mortality transfers) .....................       106,453       (87,116)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................        35,955      (142,372)
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................        35,107      (107,556)
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       498,212       411,680
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $  533,319    $  304,124
==================================================================================================

a)    For the period May 1, 2005 (inception of fund) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

        NEUBERGER BERMAN ADVISERS                                                                       PIONEER VARIABLE
       MANAGEMENT TRUST (CONTINUED)                   PIMCO VARIABLE INSURANCE TRUST                    CONTRACTS TRUST
  --------------------------------------    ----------------------------------------------------    ------------------------
                               SOCIALLY       MONEY         REAL          SHORT         TOTAL         CORE          EQUITY
   PARTNERS       REGENCY     RESPONSIVE      MARKET        RETURN        TERM          RETURN       BOND (B)       INCOME
  --------------------------------------------------------------------------------------------------------------------------

  $    4,101    $      289    $       --    $    7,034    $   20,120    $    4,259    $   33,518    $       21    $   11,447

       5,523         5,026           248         3,813        11,228         2,200        15,509             6         7,719
  --------------------------------------------------------------------------------------------------------------------------
      (1,422)       (4,737)         (248)        3,221         8,892         2,059        18,009            15         3,728
  --------------------------------------------------------------------------------------------------------------------------


      27,281        25,516            38            --         1,804           (52)         (896)           --        36,719

          --         7,299            --            --         7,717            --        10,742            --            --

          95        13,994            28            --           123            --         9,290            --            --
  --------------------------------------------------------------------------------------------------------------------------
      27,376        46,809            66            --         9,644           (52)       19,136            --        36,719
  --------------------------------------------------------------------------------------------------------------------------

      10,051       (18,512)        2,433            --       (14,516)         (422)      (30,237)           37       (13,955)
  --------------------------------------------------------------------------------------------------------------------------
  $   36,005    $   23,560    $    2,251    $    3,221    $    4,020    $    1,585    $    6,908    $       52    $   26,492
  ==========================================================================================================================









        NEUBERGER BERMAN ADVISERS                                                                       PIONEER VARIABLE
       MANAGEMENT TRUST (CONTINUED)                   PIMCO VARIABLE INSURANCE TRUST                    CONTRACTS TRUST
  --------------------------------------    ----------------------------------------------------    ------------------------
                               SOCIALLY       MONEY         REAL          SHORT         TOTAL         CORE          EQUITY
   PARTNERS       REGENCY     RESPONSIVE      MARKET        RETURN        TERM          RETURN       BOND (B)       INCOME
  --------------------------------------------------------------------------------------------------------------------------

  $   (1,422)   $   (4,737)   $     (248)   $    3,221    $    8,892    $    2,059    $   18,009    $       15    $    3,728
      27,376        46,809            66            --         9,644           (52)       19,136            --        36,719

      10,051       (18,512)        2,433            --       (14,516)         (422)      (30,237)           37       (13,955)
  --------------------------------------------------------------------------------------------------------------------------
      36,005        23,560         2,251         3,221         4,020         1,585         6,908            52        26,492
  --------------------------------------------------------------------------------------------------------------------------

      29,139        25,621           375       684,290       193,407        27,380       261,152         3,299       191,277
     (46,743)      (12,888)         (924)     (220,273)      (53,729)       (2,435)      (31,860)           --       (38,920)
      46,495      (194,447)       55,264      (349,998)        6,238       197,368       395,161            --        40,334
  --------------------------------------------------------------------------------------------------------------------------

      28,891      (181,714)       54,715       114,019       145,916       222,313       624,453         3,299       192,691
  --------------------------------------------------------------------------------------------------------------------------
      64,896      (158,154)       56,966       117,240       149,936       223,898       631,361         3,351       219,183
  --------------------------------------------------------------------------------------------------------------------------
     324,068       279,725            --       113,224       569,664        24,032       556,449            --       371,238
  --------------------------------------------------------------------------------------------------------------------------
  $  388,964    $  121,571    $   56,966    $  230,464    $  719,600    $  247,930    $1,187,810    $    3,351    $  590,421
  ==========================================================================================================================

b)    For the period July 15, 2005  (inception  of fund)  through  December  31,
      2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                      PIONEER VARIABLE CONTRACTS
                                                                                          TRUST (CONTINUED)
                                                                        ----------------------------------------------------
                                                                                                       HIGH         MID CAP
                                                                          EUROPE         FUND        YIELD (A)     VALUE (A)
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $      374    $    6,296    $    7,708    $      107
Expenses:
   Mortality and expense risk fees ...................................         819         7,918         2,015           597
-----------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        (445)       (1,622)        5,693          (490)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       1,777        20,997        (9,919)          (67)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --           253
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --         2,823
-----------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       1,777        20,997        (9,919)        3,009
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       5,055        (1,110)        4,587          (452)
-----------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $    6,387    $   18,265    $      361    $    2,067
=============================================================================================================================

                                                                            POTOMAC
                                                                           INSURANCE
                                                                             TRUST
                                                                         -------------
                                                                           DYNAMIC VP
                                                                         HIGH YIELD (A)
--------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $      602
Expenses:
   Mortality and expense risk fees ...................................            276
-------------------------------------------------------------------------------------
         Net investment income (expense) .............................            326
-------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................            347
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................             --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             --
-------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .            347
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................           (175)
-------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $      498
=====================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                      PIONEER VARIABLE CONTRACTS
                                                                                          TRUST (CONTINUED)
                                                                        ----------------------------------------------------
                                                                                                       HIGH         MID CAP
                                                                          EUROPE         FUND        YIELD (A)     VALUE (A)
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $     (445)   $   (1,622)   $    5,693    $     (490)
   Net realized gain (loss) on investments in portfolio shares .......       1,777        20,997        (9,919)        3,009
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       5,055        (1,110)        4,587          (452)
-----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       6,387        18,265           361         2,067
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      47,264        29,901        31,423        31,066
   Contract redemptions ..............................................      (1,332)     (103,407)         (123)       (1,559)
   Net transfers (including mortality transfers) .....................       9,173        53,971       923,172        48,331
-----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      55,105       (19,535)      954,472        77,838
-----------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      61,492        (1,270)      954,833        79,905
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      28,293       626,101            --            --
-----------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   89,785    $  624,831    $  954,833    $   79,905
=============================================================================================================================

                                                                            POTOMAC
                                                                           INSURANCE
                                                                             TRUST
                                                                         -------------
                                                                           DYNAMIC VP
                                                                         HIGH YIELD (A)
--------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................     $      326
   Net realized gain (loss) on investments in portfolio shares .......            347
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................           (175)
-------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......            498
-------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............             (1)
   Contract redemptions ..............................................         (2,010)
   Net transfers (including mortality transfers) .....................         50,331
-------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................         48,320
-------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................         48,818
-------------------------------------------------------------------------------------
Net assets, beginning of period ......................................             --
-------------------------------------------------------------------------------------
               Net assets, end of period .............................     $   48,818
=====================================================================================

a)    For the period May 1, 2005 (inception of fund) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

           ROYCE
        CAPITAL FUND                                              RYDEX VARIABLE TRUST
  ------------------------ ----------------------------------------------------------------------------------------------------
                           CLS ADVISORONE  CLS ADVISORONE                               BASIC          BIO-
   MICRO-CAP     SMALL-CAP    AMERIGO (A)   CLERMONT (A)    ARKTOS       BANKING      MATERIALS     TECHNOLOGY  COMMODITIES (B)
  -----------------------------------------------------------------------------------------------------------------------------

  $    3,517    $       --    $       96    $       --    $       --    $       58    $      363    $       --    $      576

       8,550        18,704           200             5         1,697            48         2,114         1,171           123
  --------------------------------------------------------------------------------------------------------------------------
      (5,033)      (18,704)         (104)           (5)       (1,697)           10        (1,751)       (1,171)          453
  --------------------------------------------------------------------------------------------------------------------------


       4,808        62,598        (1,516)           33         1,993          (462)        2,244           753        (9,856)

       5,482         5,791           442            --            --           578        14,763            --            --

       5,143         8,234           320            --            --            21           251            --            --
  --------------------------------------------------------------------------------------------------------------------------
      15,433        76,623          (754)           33         1,993           137        17,258           753        (9,856)
  --------------------------------------------------------------------------------------------------------------------------

      46,911        14,453         1,152            --         1,898          (713)       (5,594)        5,193          (825)
  --------------------------------------------------------------------------------------------------------------------------
  $   57,311    $   72,372    $      294    $       28    $    2,194    $     (566)   $    9,913    $    4,775    $  (10,228)
  ==========================================================================================================================









           ROYCE
        CAPITAL FUND                                              RYDEX VARIABLE TRUST
  ------------------------ ----------------------------------------------------------------------------------------------------
                           CLS ADVISORONE  CLS ADVISORONE                               BASIC          BIO-
   MICRO-CAP     SMALL-CAP    AMERIGO (A)   CLERMONT (A)    ARKTOS       BANKING      MATERIALS     TECHNOLOGY  COMMODITIES (B)
  -----------------------------------------------------------------------------------------------------------------------------

  $   (5,033)   $  (18,704)   $     (104)   $       (5)   $   (1,697)   $       10    $   (1,751)   $   (1,171)   $      453
      15,433        76,623          (754)           33         1,993           137        17,258           753        (9,856)

      46,911        14,453         1,152            --         1,898          (713)       (5,594)        5,193          (825)
  --------------------------------------------------------------------------------------------------------------------------
      57,311        72,372           294            28         2,194          (566)        9,913         4,775       (10,228)
  --------------------------------------------------------------------------------------------------------------------------

     243,975       414,045            --            (1)        1,133            (2)       42,953        30,350             1
     (39,606)      (83,005)          (59)           --          (103)           --        (5,323)          (30)           --
    (158,424)     (225,173)       31,299           (27)      257,404         3,736       916,474       662,127        29,960
  --------------------------------------------------------------------------------------------------------------------------

      45,945       105,867        31,240           (28)      258,434         3,734       954,104       692,447        29,961
  --------------------------------------------------------------------------------------------------------------------------
     103,256       178,239        31,534            --       260,628         3,168       964,017       697,222        19,733
  --------------------------------------------------------------------------------------------------------------------------
     549,945     1,177,612            --            --        12,240         1,243        54,846        18,477            --
  --------------------------------------------------------------------------------------------------------------------------
  $  653,201    $1,355,851    $   31,534    $       --    $  272,868    $    4,411    $1,018,863    $  715,699    $   19,733
  ==========================================================================================================================

b)    For the period October 21, 2005 (inception of fund) through December 31,
      2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ----------------------------------------

                                                                         CONSUMER
                                                                         PRODUCTS    ELECTRONICS      ENERGY
----------------------------------------------------------------------------------------------------------------
Investment Income:
   Income dividends from investments in portfolio shares .............  $        3    $       --    $      232
Expenses:
   Mortality and expense risk fees ...................................         337         3,931        16,994
----------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        (334)       (3,931)      (16,762)
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       3,111        14,460       164,761
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................           8            --        64,521
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          10            --         2,119
----------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       3,129        14,460       231,401
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        (855)       26,278        59,844
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $    1,940    $   36,807    $  274,483
================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        -------------------------------

                                                                            ENERGY       FINANCIAL
                                                                           SERVICES      SERVICES
--------------------------------------------------------------------------------------------------
Investment Income:
   Income dividends from investments in portfolio shares .............    $       --    $      181
Expenses:
   Mortality and expense risk fees ...................................        14,556         1,073
--------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................       (14,556)         (892)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       159,285         5,913
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            --         1,220
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            --           243
--------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       159,285         7,376
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       132,917         3,446
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....    $  277,646    $    9,930
==================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------

                                                                         CONSUMER
                                                                         PRODUCTS    ELECTRONICS      ENERGY
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $     (334)   $   (3,931)   $  (16,762)
   Net realized gain (loss) on investments in portfolio shares .......       3,129        14,460       231,401
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (855)       26,278        59,844
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       1,940        36,807       274,483
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       1,484       142,018       342,892
   Contract redemptions ..............................................          --       (16,020)     (271,449)
   Net transfers (including mortality transfers) .....................      67,391       198,646       642,258
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      68,875       324,644       713,701
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      70,815       361,451       988,184
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       3,403        17,803       470,477
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   74,218    $  379,254    $1,458,661
===============================================================================================================

                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                                       --------------------------------

                                                                            ENERGY       FINANCIAL
                                                                           SERVICES      SERVICES
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................    $  (14,556)   $     (892)
   Net realized gain (loss) on investments in portfolio shares .......       159,285         7,376
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       132,917         3,446
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       277,646         9,930
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       383,533         9,314
   Contract redemptions ..............................................      (237,324)       (5,846)
   Net transfers (including mortality transfers) .....................       326,878       161,532
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................       473,087       165,000
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................       750,733       174,930
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       447,009        25,640
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $1,197,742    $  200,570
==================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                 RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
                                INVERSE
    HEALTH                      DYNAMIC      INVERSE        INVERSE                    LARGE CAP    LARGE CAP      LARGE CAP
     CARE        INTERNET        DOW 30      MID-CAP       SMALL-CAP       JUNO         EUROPE        GROWTH         JAPAN
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $       --    $        9    $       --    $    8,277    $       --    $      106    $       98    $       --

       1,430         4,094           116             9         1,085         2,990           236           837         1,811
  --------------------------------------------------------------------------------------------------------------------------
      (1,430)       (4,094)         (107)           (9)        7,192        (2,990)         (130)         (739)       (1,811)
  --------------------------------------------------------------------------------------------------------------------------


       6,780          (412)          978          (576)       (3,131)       24,304           624          (534)         (193)

          --        32,930            --            --            --            --           155         2,163            --

          --         7,316            --            --            --            --            --            36            --
  --------------------------------------------------------------------------------------------------------------------------
       6,780        39,834           978          (576)       (3,131)       24,304           779         1,665          (193)
  --------------------------------------------------------------------------------------------------------------------------

       2,895        (4,588)          120            --       (20,233)        4,194          (199)         (927)       49,924
  --------------------------------------------------------------------------------------------------------------------------
  $    8,245    $   31,152    $      991    $     (585)   $  (16,172)   $   25,508    $      450    $       (1)   $   47,920
  ==========================================================================================================================








                                                 RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
                                INVERSE
    HEALTH                      DYNAMIC      INVERSE        INVERSE                    LARGE CAP    LARGE CAP      LARGE CAP
     CARE        INTERNET        DOW 30      MID-CAP       SMALL-CAP       JUNO         EUROPE        GROWTH         JAPAN
  --------------------------------------------------------------------------------------------------------------------------

  $   (1,430)   $   (4,094)   $     (107)   $       (9)   $    7,192    $   (2,990)   $     (130)   $     (739)   $   (1,811)
       6,780        39,834           978          (576)       (3,131)       24,304           779         1,665          (193)

       2,895        (4,588)          120            --       (20,233)        4,194          (199)         (927)       49,924
  --------------------------------------------------------------------------------------------------------------------------
       8,245        31,152           991          (585)      (16,172)       25,508           450            (1)       47,920
  --------------------------------------------------------------------------------------------------------------------------

      16,028       102,687         5,218            --            --        18,508         3,695        70,240         6,224
      (3,379)      (16,011)           --            --          (125)       (6,890)         (964)       (4,373)       (4,597)
     155,453       259,641        (6,444)          585       401,976       (74,581)       38,177        52,656       516,277
  --------------------------------------------------------------------------------------------------------------------------

     168,102       346,317        (1,226)          585       401,851       (62,963)       40,908       118,523       517,904
  --------------------------------------------------------------------------------------------------------------------------
     176,347       377,469          (235)           --       385,679       (37,455)       41,358       118,522       565,824
  --------------------------------------------------------------------------------------------------------------------------
       8,683        21,247           821            --            --        65,129         1,297         2,384        25,561
  --------------------------------------------------------------------------------------------------------------------------
  $  185,030    $  398,716    $      586    $       --    $  385,679    $   27,674    $   42,655    $  120,906    $  591,385
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------
                                                                         LARGE CAP                    LONG
                                                                          VALUE         LEISURE    DYNAMIC DOW
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $      233    $       --    $    6,236
Expenses:
   Mortality and expense risk fees ...................................         216           987         7,233
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................          17          (987)         (997)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      (1,869)       (1,093)      (49,352)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................         509         8,617        28,682
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................         100         1,448        18,052
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      (1,260)        8,972        (2,618)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        (344)      (12,264)           19
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   (1,587)   $   (4,279)   $   (3,596)
===============================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        --------------------------------

                                                                             MEDIUS        MEKROS
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $       --    $   15,335
Expenses:
   Mortality and expense risk fees ...................................          2,964         8,088
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         (2,964)        7,247
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................         34,495        59,087
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            547            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .         35,042        59,087
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        (51,514)      (75,663)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $  (19,436)   $   (9,329)
===================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ----------------------------------------
                                                                         LARGE CAP                    LONG
                                                                          VALUE         LEISURE    DYNAMIC DOW
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $       17    $     (987)   $     (997)
   Net realized gain (loss) on investments in portfolio shares .......      (1,260)        8,972        (2,618)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (344)      (12,264)           19
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      (1,587)       (4,279)       (3,596)
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       4,929         3,591        64,139
   Contract redemptions ..............................................        (636)       (1,081)      (14,834)
   Net transfers (including mortality transfers) .....................      45,069        94,322       (49,569)
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      49,362        96,832          (264)
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      47,775        92,553        (3,860)
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................          --         5,087         5,174
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   47,775    $   97,640    $    1,314
================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        --------------------------------

                                                                            MEDIUS        MEKROS
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................    $   (2,964)   $    7,247
   Net realized gain (loss) on investments in portfolio shares .......        35,042        59,087
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       (51,514)      (75,663)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       (19,436)       (9,329)
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        33,590       127,913
   Contract redemptions ..............................................        (9,098)      (32,879)
   Net transfers (including mortality transfers) .....................      (377,051)     (334,689)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      (352,559)     (239,655)
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      (371,995)     (248,984)
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       550,325       770,330
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $  178,330    $  521,346
==================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                               RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
    MID-CAP       MID-CAP                                  PRECIOUS        REAL                       SECTOR       SMALL-CAP
    GROWTH         VALUE         NOVA          OTC          METALS        ESTATE       RETAILING     ROTATION       GROWTH
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $      143    $      634    $       --    $       --    $    5,148    $       --    $       --    $       --

         797         1,226         2,151         3,714         2,443         1,541           133         1,675         1,096
  --------------------------------------------------------------------------------------------------------------------------
        (797)       (1,083)       (1,517)       (3,714)       (2,443)        3,607          (133)       (1,675)       (1,096)
  --------------------------------------------------------------------------------------------------------------------------


       4,435        (2,298)       19,929        27,307       193,384        25,509        (4,162)        8,144        10,760

          --         6,283            --            --            --            --            --            --         4,061

          --           865            --            --            --            --            --            --           164
  --------------------------------------------------------------------------------------------------------------------------
       4,435         4,850        19,929        27,307       193,384        25,509        (4,162)        8,144        14,985
  --------------------------------------------------------------------------------------------------------------------------

       2,929        (7,206)      (15,977)      (61,345)       19,792       (42,418)           --         7,695        (7,022)
  --------------------------------------------------------------------------------------------------------------------------
  $    6,567    $   (3,439)   $    2,435    $  (37,752)   $  210,733    $  (13,302)   $   (4,295)   $   14,164    $    6,867
  ==========================================================================================================================








                                               RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
    MID-CAP       MID-CAP                                  PRECIOUS        REAL                       SECTOR       SMALL-CAP
    GROWTH         VALUE         NOVA          OTC          METALS        ESTATE       RETAILING     ROTATION       GROWTH
  --------------------------------------------------------------------------------------------------------------------------

  $     (797)   $   (1,083)   $   (1,517)   $   (3,714)   $   (2,443)   $    3,607    $     (133)   $   (1,675)   $   (1,096)
       4,435         4,850        19,929        27,307       193,384        25,509        (4,162)        8,144        14,985

       2,929        (7,206)      (15,977)      (61,345)       19,792       (42,418)           --         7,695        (7,022)
  --------------------------------------------------------------------------------------------------------------------------
       6,567        (3,439)        2,435       (37,752)      210,733       (13,302)       (4,295)       14,164         6,867
  --------------------------------------------------------------------------------------------------------------------------

      39,134         9,891        10,682        46,000        68,451       121,106             1        29,740         4,242
      (1,837)          (10)      (53,484)      (25,542)       (2,543)       (2,775)         (400)      (27,703)      (12,451)
     137,566        11,073        89,542      (586,513)     (113,291)     (381,709)        4,694        47,900        48,086
  --------------------------------------------------------------------------------------------------------------------------

     174,863        20,954        46,740      (566,055)      (47,383)     (263,378)        4,295        49,937        39,877
  --------------------------------------------------------------------------------------------------------------------------
     181,430        17,515        49,175      (603,807)      163,350      (276,680)           --        64,101        46,744
  --------------------------------------------------------------------------------------------------------------------------
         791         3,647       177,564       762,227        24,358       423,279            --        56,086        52,246
  --------------------------------------------------------------------------------------------------------------------------
  $  182,221    $   21,162    $  226,739    $  158,420    $  187,708    $  146,599    $       --    $  120,187    $   98,990
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------

                                                                         SMALL-CAP  STRENGTHENING
                                                                           VALUE      DOLLAR (A)    TECHNOLOGY
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................       1,297            35         3,685
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      (1,297)          (35)       (3,685)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       7,276          (755)        1,096
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................      12,850            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................       1,579            --            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      21,705          (755)        1,096
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................     (38,405)           --        29,904
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $  (17,997)   $     (790)   $   27,315
===============================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        --------------------------------

                                                                              TELE-
                                                                         COMMUNICATIONS   TITAN 500
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $       --    $    1,155
Expenses:
   Mortality and expense risk fees ...................................          3,943        12,284
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         (3,943)      (11,129)
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................         23,096       (37,154)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................         26,140        51,513
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          5,248        48,749
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .         54,484        63,108
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        (30,436)      (19,268)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $   20,105    $   32,711
===================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------

                                                                         SMALL-CAP  STRENGTHENING
                                                                           VALUE      DOLLAR (A)    TECHNOLOGY
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   (1,297)   $      (35)   $   (3,685)
   Net realized gain (loss) on investments in portfolio shares .......      21,705          (755)        1,096
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................     (38,405)           --        29,904
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......     (17,997)         (790)       27,315
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      62,362             1       103,631
   Contract redemptions ..............................................      (5,700)           --       (14,988)
   Net transfers (including mortality transfers) .....................    (319,661)          789       233,570
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (262,999)          790       322,213
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................    (280,996)           --       349,528
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     388,562            --            --
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  107,566    $       --    $  349,528
===============================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        --------------------------------

                                                                              TELE-
                                                                         COMMUNICATIONS   TITAN 500
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................     $   (3,943)   $  (11,129)
   Net realized gain (loss) on investments in portfolio shares .......         54,484        63,108
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (30,436)      (19,268)
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......         20,105        32,711
---------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        103,124       304,333
   Contract redemptions ..............................................        (15,768)      (45,157)
   Net transfers (including mortality transfers) .....................        233,606       814,046
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................        320,962     1,073,222
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................        341,067     1,105,933
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................         17,939         1,384
---------------------------------------------------------------------------------------------------
               Net assets, end of period .............................     $  359,006    $1,107,317
===================================================================================================

a)    For the period October 21, 2005  (inception of fund) through  December 31,
      2005.

   The accompanying notes are an integral part of these financial statements.

                                                                                                SALOMON BROTHERS
                   RYDEX VARIABLE TRUST (CONTINUED)                                          VARIABLE SERIES FUNDS
-----------------------------------------------------------------------------------   --------------------------------------
                   U.S.          U.S.
                GOVERNMENT    GOVERNMENT                                                            HIGH YIELD    LARGE CAP
TRANSPORTATION     BOND      MONEY MARKET      URSA        UTILITIES   VELOCITY 100    ALL CAP       BOND (B)       GROWTH
----------------------------------------------------------------------------------------------------------------------------

  $       --    $    6,767    $   37,399    $       --    $    3,055    $       --    $    1,228    $       --    $        2

         835         3,611        27,354         1,051         7,196        16,767         1,849         3,766           643
  --------------------------------------------------------------------------------------------------------------------------
        (835)        3,156        10,045        (1,051)       (4,141)      (16,767)         (621)       (3,766)         (641)
  --------------------------------------------------------------------------------------------------------------------------


       9,453        13,714            --        (7,541)       50,960        95,286           988        38,184          (438)

          --            --            --            --            --            --            --            --            --

          --            --            --            --            --            --           101            --            --
  --------------------------------------------------------------------------------------------------------------------------
       9,453        13,714            --        (7,541)       50,960        95,286         1,089        38,184          (438)
  --------------------------------------------------------------------------------------------------------------------------

      18,731        (1,078)           --         5,416       (34,481)       (2,853)        7,770            --           779
  --------------------------------------------------------------------------------------------------------------------------
  $   27,349    $   15,792    $   10,045    $   (3,176)   $   12,338    $   75,666    $    8,238    $   34,418    $     (300)
  ==========================================================================================================================








                                                                                                SALOMON BROTHERS
                   RYDEX VARIABLE TRUST (CONTINUED)                                          VARIABLE SERIES FUNDS
-----------------------------------------------------------------------------------   --------------------------------------
                   U.S.          U.S.
                GOVERNMENT    GOVERNMENT                                                            HIGH YIELD    LARGE CAP
TRANSPORTATION     BOND      MONEY MARKET      URSA        UTILITIES   VELOCITY 100    ALL CAP       BOND (B)       GROWTH
----------------------------------------------------------------------------------------------------------------------------

  $     (835)   $    3,156    $   10,045    $   (1,051)   $   (4,141)   $  (16,767)   $     (621)   $   (3,766)   $     (641)
       9,453        13,714            --        (7,541)       50,960        95,286         1,089        38,184          (438)

      18,731        (1,078)           --         5,416       (34,481)       (2,853)        7,770            --           779
  --------------------------------------------------------------------------------------------------------------------------
      27,349        15,792        10,045        (3,176)       12,338        75,666         8,238        34,418          (300)
  --------------------------------------------------------------------------------------------------------------------------

          --        21,066     1,251,295            (1)      247,004       327,935        91,527            --        26,582
          --        (8,639)      (37,040)         (386)      (57,388)      (56,094)       (4,117)           --          (429)
     161,872       (38,936)    2,079,814          (415)      346,321       258,369        21,229       (34,418)          929
  --------------------------------------------------------------------------------------------------------------------------

     161,872       (26,509)    3,294,069          (802)      535,937       530,210       108,639       (34,418)       27,082
  --------------------------------------------------------------------------------------------------------------------------
     189,221       (10,717)    3,304,114        (3,978)      548,275       605,876       116,877            --        26,782
  --------------------------------------------------------------------------------------------------------------------------
      74,130        71,719     1,992,041        66,348       177,682       417,625        27,509            --         8,361
  --------------------------------------------------------------------------------------------------------------------------
  $  263,351    $   61,002    $5,296,155    $   62,370    $  725,957    $1,023,501    $  144,386    $       --    $   35,143
  ==========================================================================================================================

b)    For the period May 1, 2005 (inception of fund) through December 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                       SALOMON BROTHERS VARIABLE
                                                                        SERIES FUNDS (continued)
                                                                       -------------------------

                                                                         STRATEGIC      TOTAL
                                                                           BOND         RETURN
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $    2,473    $      417
Expenses:
   Mortality and expense risk fees ...................................       1,893           290
--------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         580           127
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      (3,805)         (186)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................         725            25
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................         780           101
--------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      (2,300)          (60)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       2,012           264
--------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations ....  $      292    $      331
==================================================================================================

                                                                                                      STRONG
                                                                                                     VARIABLE
                                                                                                     INSURANCE
                                                                            SELIGMAN PORTFOLIOS        FUNDS
                                                                       --------------------------    ----------
                                                                       COMMUNICATIONS
                                                                            AND          GLOBAL       MID CAP
                                                                        INFORMATION    TECHNOLOGY    GROWTH (A)
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $       --    $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................        3,365           796           499
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................       (3,365)         (796)         (499)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................        2,198         3,340         8,969
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................           --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................           --            --            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .        2,198         3,340         8,969
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       12,493        (2,099)      (15,750)
---------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations ....   $   11,326    $      445    $   (7,280)
===============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                       SALOMON BROTHERS VARIABLE
                                                                        SERIES FUNDS (continued)
                                                                       -------------------------

                                                                         STRATEGIC      TOTAL
                                                                           BOND         RETURN
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $      580    $      127
   Net realized gain (loss) on investments in portfolio shares .......      (2,300)          (60)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       2,012           264
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......         292           331
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............         701        28,179
   Contract redemptions ..............................................      (2,078)          (62)
   Net transfers (including mortality transfers) .....................     (53,006)       (7,095)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     (54,383)       21,022
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     (54,091)       21,353
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     105,496           237
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   51,405    $   21,590
==================================================================================================

                                                                                                      STRONG
                                                                                                     VARIABLE
                                                                                                     INSURANCE
                                                                            SELIGMAN PORTFOLIOS        FUNDS
                                                                       --------------------------    ----------
                                                                       COMMUNICATIONS
                                                                            AND          GLOBAL       MID CAP
                                                                        INFORMATION    TECHNOLOGY    GROWTH (A)
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $   (3,365)   $     (796)   $     (499)
   Net realized gain (loss) on investments in portfolio shares .......        2,198         3,340         8,969
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       12,493        (2,099)      (15,750)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       11,326           445        (7,280)
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       19,402         6,281           823
   Contract redemptions ..............................................      (23,555)       (2,331)      (16,644)
   Net transfers (including mortality transfers) .....................      (34,942)      (25,271)     (108,075)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      (39,095)      (21,321)     (123,896)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      (27,769)      (20,876)     (131,176)
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      259,166        70,172       131,176
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................   $  231,397    $   49,296    $       --
===============================================================================================================

a) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

   The accompanying notes are an integral part of these financial statements.

    THIRD
    AVENUE                                                                      VARIABLE           WELLS FARGO
    SERIES                                                                     INSURANCE      ADVANTAGE VARIABLE
    TRUST                  VAN ECK WORLDWIDE INSURANCE TRUST FUND                FUNDS            TRUST FUNDS
  ----------  -------------------------------------------------------------  ------------  -----------------------
                                                                                CHOICE
               ABSOLUTE                  EMERGING       HARD         REAL       MARKET      DISCOVERY   OPPORTUNITY     COMBINED
    VALUE       RETURN        BOND       MARKETS       ASSETS       ESTATE    NEUTRAL (B)      (C)          (D)          TOTAL
  ------------------------------------------------------------------------------------------------------------------------------

  $    6,935  $       --   $   20,583   $    9,423   $    1,395   $   10,226  $       --    $       --   $       --   $  645,823

      12,905       4,891        4,947       17,693       10,054        7,798       2,826         1,315       11,478      711,201
  ------------------------------------------------------------------------------------------------------------------------------
      (5,970)     (4,891)      15,636       (8,270)      (8,659)       2,428      (2,826)       (1,315)     (11,478)     (65,378)
  ------------------------------------------------------------------------------------------------------------------------------


      85,537         (55)        (203)     192,332       88,264       71,258    (150,478)          432       44,658    2,479,361

       5,689          --           --           --           --        2,018          --            --           --      383,893

       5,606          --           --           --           --        2,826          --            --           --      641,599
  ------------------------------------------------------------------------------------------------------------------------------
      96,832         (55)        (203)     192,332       88,264       76,102    (150,478)          432       44,658    3,504,853
  ------------------------------------------------------------------------------------------------------------------------------

      51,566        (294)     (29,829)     101,831      160,078       19,182     136,923        16,476       11,563       60,950
  ------------------------------------------------------------------------------------------------------------------------------
  $  142,428   $  (5,240)  $  (14,396)  $  285,893   $  239,683   $   97,712  $  (16,381)   $   15,593   $   44,743   $3,500,425
  ==============================================================================================================================








    THIRD
    AVENUE                                                                      VARIABLE           WELLS FARGO
    SERIES                                                                     INSURANCE      ADVANTAGE VARIABLE
    TRUST                  VAN ECK WORLDWIDE INSURANCE TRUST FUND                FUNDS            TRUST FUNDS
  ----------  -------------------------------------------------------------  ------------  -----------------------
                                                                                CHOICE
               ABSOLUTE                  EMERGING       HARD         REAL       MARKET      DISCOVERY   OPPORTUNITY     COMBINED
    VALUE       RETURN        BOND       MARKETS       ASSETS       ESTATE    NEUTRAL (B)      (C)          (D)          TOTAL
  ------------------------------------------------------------------------------------------------------------------------------

  $   (5,970) $   (4,891)  $   15,636   $   (8,270)  $   (8,659)  $    2,428  $   (2,826)   $   (1,315)  $  (11,478)  $  (65,378)
      96,832         (55)        (203)     192,332       88,264       76,102    (150,478)          432       44,658    3,504,853

      51,566        (294)     (29,829)     101,831      160,078       19,182     136,923        16,476       11,563       60,950
  ------------------------------------------------------------------------------------------------------------------------------
     142,428      (5,240)     (14,396)     285,893      239,683       97,712     (16,381)       15,593       44,743    3,500,425
  ------------------------------------------------------------------------------------------------------------------------------

     113,654     104,635       77,079      293,292      207,017      148,146      33,669        12,501      100,621   15,239,307
     (63,378)     (2,836)     (29,336)     (52,663)     (41,849)    (142,931)    (43,491)       (6,311)    (142,316)  (5,941,918)
     797,886     122,680       10,982     (293,024)      99,796      (32,345)   (744,931)      108,845       34,772    5,707,307
  ------------------------------------------------------------------------------------------------------------------------------

     848,162     224,479       58,725      (52,395)     264,964      (27,130)   (754,753)      115,035       (6,923)  15,004,696
  ------------------------------------------------------------------------------------------------------------------------------
     990,590     219,239       44,329      233,498      504,647       70,582    (771,134)      130,628       37,820   18,505,121
  ------------------------------------------------------------------------------------------------------------------------------
     332,212     115,401      270,873    1,088,355      344,533      542,899     771,134            --      783,099   41,259,031
  ------------------------------------------------------------------------------------------------------------------------------
  $1,322,802  $  334,640   $  315,202   $1,321,853   $  849,180   $  613,481  $       --    $  130,628   $  820,919  $59,764,152
  ==============================================================================================================================

b)    For the period January 1, 2005 through May 8, 2005 (liquidation of fund).
c)    For the period  April 8, 2005  (inception  of fund)  through  December 31,
      2005.
d) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                   40|86 SERIES TRUST
                                                                        ---------------------------------------
                                                                                                      FIXED
                                                                         BALANCED       EQUITY        INCOME
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   16,289    $    3,120    $   23,610
Expenses:
   Mortality and expense risk fees ...................................      11,232        10,702         8,367
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................       5,057        (7,582)       15,243
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      47,880        90,135         3,395
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --         3,367            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      47,880        93,502         3,395
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      24,591        83,986        (1,175)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   77,528    $  169,906    $   17,463
===============================================================================================================

                                                                              40|86 SERIES TRUST
                                                                          -------------------------
                                                                                         GOVERNMENT
                                                                            FOCUS 20     SECURITIES
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $       --    $   17,877
Expenses:
   Mortality and expense risk fees ...................................          2,232         8,339
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         (2,232)        9,538
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................         12,448        (6,138)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .         12,448        (6,138)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        (21,080)        1,760
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $  (10,864)   $    5,160
===================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                  40|86 SERIES TRUST
                                                                        ---------------------------------------
                                                                                                      FIXED
                                                                         BALANCED       EQUITY        INCOME
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $    5,057    $   (7,582)   $   15,243
   Net realized gain (loss) on investments in portfolio shares .......      47,880        93,502         3,395
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      24,591        83,986        (1,175)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      77,528       169,906        17,463
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     582,502       223,540       109,226
   Contract redemptions ..............................................    (122,474)      (54,057)      (61,495)
   Net transfers .....................................................     (55,683)      212,871         8,939
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     404,345       382,354        56,670
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     481,873       552,260        74,133
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     456,044       425,949       465,789
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  937,917    $  978,209    $  539,922
===============================================================================================================

                                                                             40|86 SERIES TRUST
                                                                          ------------------------
                                                                                        GOVERNMENT
                                                                           FOCUS 20     SECURITIES
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................    $   (2,232)   $    9,538
   Net realized gain (loss) on investments in portfolio shares .......        12,448        (6,138)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       (21,080)        1,760
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       (10,864)        5,160
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        67,122       138,090
   Contract redemptions ..............................................        (3,614)      (17,642)
   Net transfers .....................................................      (183,633)     (128,126)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      (120,125)       (7,678)
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      (130,989)       (2,518)
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       206,364       489,788
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $   75,375    $  487,270
==================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.
b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.
c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004 and effective July 15, 2005 the fund was renamed Global Health Care.
d) For the period April 30, 2004 through December 31, 2004 as the result of AIM/Invesco merger on April 30, 2004.
e) Formerly Invesco VIF Real Estate Opportunity Fund prior to its name change effective April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

        40|86 SERIES
      TRUST (continued)                                       AIM VARIABLE INSURANCE FUNDS
  ------------------------    ----------------------------------------------------------------------------------------------
    HIGH          MONEY                        CORE       FINANCIAL      HEALTH          HIGH         MID CAP        REAL
    YIELD         MARKET     BASIC VALUE     STOCK (A)   SERVICES (B)  SCIENCES (C)    YIELD (D)    CORE EQUITY   ESTATE (E)
  --------------------------------------------------------------------------------------------------------------------------

  $   59,348    $   23,210    $       --    $      374    $      377    $       --    $   28,022    $       74    $    4,717

      13,496        40,440         1,591           510         1,080         2,018         6,783         4,304         5,621
  --------------------------------------------------------------------------------------------------------------------------
      45,852       (17,230)       (1,591)         (136)         (703)       (2,018)       21,239        (4,230)         (904)
  --------------------------------------------------------------------------------------------------------------------------


      42,243            --         1,621         2,185         2,397        14,334         2,586         3,471        29,747

      35,102            --            --            --            --            --            --         8,007         8,763

      18,131            --            --            --            --            --            --         7,123         1,580
  --------------------------------------------------------------------------------------------------------------------------
      95,476            --         1,621         2,185         2,397        14,334         2,586        18,601        40,090
  --------------------------------------------------------------------------------------------------------------------------

     (36,173)           --        12,117          (296)         (799)       (3,250)       50,225        15,752        96,937
  --------------------------------------------------------------------------------------------------------------------------
  $  105,155    $  (17,230)   $   12,147    $    1,753    $      895    $    9,066    $   74,050    $   30,123    $  136,123
  ==========================================================================================================================








        40|86 SERIES
      TRUST (continued)                                       AIM VARIABLE INSURANCE FUNDS
  ------------------------    ----------------------------------------------------------------------------------------------
    HIGH          MONEY                        CORE       FINANCIAL      HEALTH          HIGH         MID CAP        REAL
    YIELD         MARKET     BASIC VALUE     STOCK (A)   SERVICES (B)  SCIENCES (C)    YIELD (D)    CORE EQUITY   ESTATE (E)
  --------------------------------------------------------------------------------------------------------------------------

  $   45,852    $  (17,230)   $   (1,591)   $     (136)   $     (703)   $   (2,018)   $   21,239    $   (4,230)   $     (904)
      95,476            --         1,621         2,185         2,397        14,334         2,586        18,601        40,090

     (36,173)           --        12,117          (296)         (799)       (3,250)       50,225        15,752        96,937
  --------------------------------------------------------------------------------------------------------------------------
     105,155       (17,230)       12,147         1,753           895         9,066        74,050        30,123       136,123
  --------------------------------------------------------------------------------------------------------------------------

     145,503     3,921,589        83,093        22,937        24,154         7,719        24,279       188,261       263,354
     (19,663)     (390,059)       (1,096)          (72)       (6,894)       (4,537)       (2,282)      (19,579)      (19,639)
    (308,230)   (3,436,535)       46,905        (4,427)       (7,995)       36,458       889,106        69,108       134,077
  --------------------------------------------------------------------------------------------------------------------------

    (182,390)       94,995       128,902        18,438         9,265        39,640       911,103       237,790       377,792
  --------------------------------------------------------------------------------------------------------------------------
     (77,235)       77,765       141,049        20,191        10,160        48,706       985,153       267,913       513,915
  --------------------------------------------------------------------------------------------------------------------------
   1,240,244     1,520,478        26,274        23,703        43,638       102,115            --        80,916       166,323
  --------------------------------------------------------------------------------------------------------------------------
  $1,163,009    $1,598,243    $  167,323    $   43,894    $   53,798    $  150,821    $  985,153    $  348,829    $  680,238
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           AIM
                                                                         VARIABLE
                                                                     INSURANCE FUNDS
                                                                       (CONTINUED)     THE ALGER AMERICAN FUND
                                                                     ---------------  -------------------------


                                                                                                     LEVERAGED
                                                                      TECHNOLOGY (A)    GROWTH         ALLCAP
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................       8,351         9,792         7,288
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      (8,351)       (9,792)       (7,288)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      33,576        19,839        42,101
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      33,576        19,839        42,101
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      (1,618)       26,973        (5,501)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   23,607    $   37,020    $   29,312
===============================================================================================================

                                                                          THE ALGER AMERICAN FUND
                                                                        -------------------------


                                                                          MIDCAP         SMALL
                                                                          GROWTH    CAPITALIZATION
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............   $       --    $       --
Expenses:
   Mortality and expense risk fees ..................................        9,452         6,625
-------------------------------------------------------------------------------------------------
         Net investment income (expense) ............................       (9,452)       (6,625)
-------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...........................................       (7,086)       26,853
   Net realized short-term capital gain distributions from investment
      in portfolio shares ...........................................           --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ...........................................           --            --
-------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares        (7,086)       26,853
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ..............................................       57,134        30,492
-------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ...   $   40,596    $   50,720
================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           AIM
                                                                         VARIABLE
                                                                     INSURANCE FUNDS
                                                                       (CONTINUED)     THE ALGER AMERICAN FUND
                                                                     ---------------  -------------------------


                                                                                                     LEVERAGED
                                                                      TECHNOLOGY (A)    GROWTH         ALLCAP
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   (8,351)   $   (9,792)   $   (7,288)
   Net realized gain (loss) on investments in portfolio shares .......      33,576        19,839        42,101
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      (1,618)       26,973        (5,501)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      23,607        37,020        29,312
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     243,010       260,050       128,887
   Contract redemptions ..............................................     (31,652)      (33,695)      (66,850)
   Net transfers .....................................................    (278,247)      254,131       (53,066)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     (66,889)      480,486         8,971
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     (43,282)      517,506        38,283
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     589,803       431,257       513,541
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  546,521    $  948,763    $  551,824
===============================================================================================================

                                                                          THE ALGER AMERICAN FUND
                                                                         -------------------------


                                                                           MIDCAP         SMALL
                                                                           GROWTH    CAPITALIZATIO
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $   (9,452)   $   (6,625)
   Net realized gain (loss) on investments in portfolio shares .......       (7,086)       26,853
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       57,134        30,492
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       40,596        50,720
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      373,291       198,619
   Contract redemptions ..............................................      (37,466)       (1,364)
   Net transfers .....................................................      (11,941)       (1,592)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      323,884       195,663
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      364,480       246,383
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      374,339       322,781
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................   $  738,819    $  569,164
=================================================================================================

a) Formerly Invesco VIF Technology Fund prior to its name change effective October 15, 2004.
b)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                   FEDERATED
                                                                                         DREYFUS VARIABLE          INSURANCE
          AMERICAN CENTURY VARIABLE PORTFOLIOS                                           INVESTMENT FUNDS            SERIES
  ----------------------------------------------------                               -------------------------    ----------
                                                           DREYFUS
               INFLATION                                   SOCIALLY       DREYFUS
  INCOME AND   PROTECTION                                RESPONSIBLE      STOCK      DISCIPLINED  INTERNATIONAL    CAPITAL
    GROWTH         (B)      INTERNATIONAL      VALUE        GROWTH        INDEX          STOCK        VALUE        INCOME II
  --------------------------------------------------------------------------------------------------------------------------

  $    8,128    $      972    $    1,405    $    5,040    $    1,407    $   30,803    $    2,362    $    6,232    $    6,276

       8,700           390         5,539        10,164         3,036        23,662         2,252         6,740         2,461
  --------------------------------------------------------------------------------------------------------------------------
        (572)          582        (4,134)       (5,124)       (1,629)        7,141           110          (508)        3,815
  --------------------------------------------------------------------------------------------------------------------------


      23,712           570        12,756        63,582         1,769       148,292           537        28,655           878

          --            --            --            --            --            --            --            --            --

          --            --            --         3,910            --            --            --         9,545            --
  --------------------------------------------------------------------------------------------------------------------------
      23,712           570        12,756        67,492         1,769       148,292           537        38,200           878
  --------------------------------------------------------------------------------------------------------------------------

      38,415         1,257        39,295          (685)       14,066        (4,061)        9,900        54,641         9,402
  --------------------------------------------------------------------------------------------------------------------------
  $   61,555    $    2,409    $   47,917    $   61,683    $   14,206    $  151,372    $   10,547    $   92,333    $   14,095
  ==========================================================================================================================









                                                                                                                   FEDERATED
                                                                                         DREYFUS VARIABLE          INSURANCE
          AMERICAN CENTURY VARIABLE PORTFOLIOS                                           INVESTMENT FUNDS            SERIES
  ----------------------------------------------------                               -------------------------    ----------
                                                           DREYFUS
               INFLATION                                   SOCIALLY       DREYFUS
  INCOME AND   PROTECTION                                RESPONSIBLE      STOCK      DISCIPLINED  INTERNATIONAL    CAPITAL
    GROWTH         (B)      INTERNATIONAL      VALUE        GROWTH        INDEX          STOCK        VALUE        INCOME II
  --------------------------------------------------------------------------------------------------------------------------

  $     (572)   $      582    $   (4,134)   $   (5,124)   $   (1,629)   $    7,141    $      110    $     (508)   $    3,815
      23,712           570        12,756        67,492         1,769       148,292           537        38,200           878

      38,415         1,257        39,295          (685)       14,066        (4,061)        9,900        54,641         9,402
  --------------------------------------------------------------------------------------------------------------------------
      61,555         2,409        47,917        61,683        14,206       151,372        10,547        92,333        14,095
  --------------------------------------------------------------------------------------------------------------------------

     351,494        29,346       111,223       158,618       163,649       277,002        99,510        96,685        51,565
     (15,357)       (3,354)       (8,682)      (66,740)      (15,994)      (57,726)       (7,962)      (48,107)       (8,647)
     319,174        34,354        96,881       (15,269)      118,229       228,203        12,992       262,409        46,501
  --------------------------------------------------------------------------------------------------------------------------

     655,311        60,346       199,422        76,609       265,884       447,479       104,540       310,987        89,419
  --------------------------------------------------------------------------------------------------------------------------
     716,866        62,755       247,339       138,292       280,090       598,851       115,087       403,320       103,514
  --------------------------------------------------------------------------------------------------------------------------
     156,324            --       214,055       498,156        86,879     1,232,427        68,701       294,848       103,257
  --------------------------------------------------------------------------------------------------------------------------
  $  873,190    $   62,755    $  461,394    $  636,448    $  366,969    $1,831,278    $  183,788    $  698,168    $  206,771
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           FEDERATED INSURANCE
                                                                            SERIES (continued)
                                                                        ------------------------
                                                                           HIGH
                                                                          INCOME    INTERNATIONAL
                                                                          BOND II     EQUITY II
----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   53,928    $       --
Expenses:
   Mortality and expense risk fees ...................................      19,601         4,253
----------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      34,327        (4,253)
----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      69,300        19,022
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --
----------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      69,300        19,022
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      22,923        27,432
----------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $  126,550    $   42,201
====================================================================================================


                                                                                                      INVESCO
                                                                                                     VARIABLE
                                                                             FIRST AMERICAN         INVESTMENT
                                                                          INSURANCE PORTFOLIOS         FUNDS
                                                                        ------------------------    ----------

                                                                        LARGE CAP      MID CAP         HIGH
                                                                        GROWTH (A)    GROWTH (A)     YIELD (C)
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $       --    $   19,200
Expenses:
   Mortality and expense risk fees ...................................         475         1,005         3,421
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        (475)       (1,005)       15,779
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      (3,498)        1,826       (17,771)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --         1,319            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      (3,498)        3,145       (17,771)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        (678)       (1,756)       13,649
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   (4,651)   $      384    $   11,657
==============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           FEDERATED INSURANCE
                                                                            SERIES (continued)
                                                                        ------------------------
                                                                           HIGH
                                                                          INCOME    INTERNATIONAL
                                                                          BOND II     EQUITY II
----------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   34,327    $   (4,253)
   Net realized gain (loss) on investments in portfolio shares .......      69,300        19,022
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      22,923        27,432
----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......     126,550        42,201
----------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     275,653        32,410
   Contract redemptions ..............................................     (48,469)      (37,396)
   Net transfers .....................................................    (218,995)      243,711
----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................       8,189       238,725
----------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     134,739       280,926
----------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................   1,505,093       164,562
----------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $1,639,832    $  445,488
====================================================================================================


                                                                                                      INVESCO
                                                                                                     VARIABLE
                                                                             FIRST AMERICAN         INVESTMENT
                                                                          INSURANCE PORTFOLIOS         FUNDS
                                                                        ------------------------    ----------

                                                                        LARGE CAP      MID CAP         HIGH
                                                                        GROWTH (A)    GROWTH (A)     YIELD (C)
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $     (475)   $   (1,005)   $   15,779
   Net realized gain (loss) on investments in portfolio shares .......      (3,498)        3,145       (17,771)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (678)       (1,756)       13,649
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      (4,651)          384        11,657
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       9,403        80,435        44,151
   Contract redemptions ..............................................          --        (8,053)      (26,829)
   Net transfers .....................................................     (22,582)     (155,401)     (756,292)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     (13,179)      (83,019)     (738,970)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     (17,830)      (82,635)     (727,313)
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      17,830        82,635       727,313
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $       --    $       --    $       --
==============================================================================================================

a)    For the period January 1, 2004 through August 27, 2004 (liquidation of fund)
b) For the period January 1, 2004 through April 29, 2004 (fund merged into Invesco Technology).
c) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield)
d)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
e)    Effective May 1, 2005, the fund was renamed Janus Aspen Large Cap Growth.

   The accompanying notes are an integral part of these financial statements.

   INVESCO
  VARIABLE
 INVESTMENT
    FUNDS
 (continued)                            JANUS ASPEN SERIES                             LAZARD RETIREMENT SERIES PORTFOLIOS
--------------  ------------------------------------------------------------------    --------------------------------------
    TELE-
COMMUNICATIONS                GROWTH AND  INTERNATIONAL    MID CAP      WORLDWIDE      EMERGING                INTERNATIONAL
     (B)        GROWTH (E)      INCOME        GROWTH       GROWTH         GROWTH      MARKETS (D)     EQUITY      EQUITY (D)
----------------------------------------------------------------------------------------------------------------------------

  $       --    $      620    $    1,398    $      380    $       --    $    3,443    $        9    $       92    $       --

         208         7,644         2,561           971         6,696         6,133           403           382            41
  --------------------------------------------------------------------------------------------------------------------------
        (208)       (7,024)       (1,163)         (591)       (6,696)       (2,690)         (394)         (290)          (41)
  --------------------------------------------------------------------------------------------------------------------------


        (160)       11,672         4,805        (2,227)       56,518        16,780         5,145         4,734             1

          --            --            --            --            --            --            --            --            --

          --            --            --            --            --            --            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
        (160)       11,672         4,805        (2,227)       56,518        16,780         5,145         4,734             1
  --------------------------------------------------------------------------------------------------------------------------

        (660)      (25,266)       23,634         6,155        11,718       (24,632)        5,691        (2,799)        1,176
  --------------------------------------------------------------------------------------------------------------------------
  $   (1,028)   $  (20,618)   $   27,276    $    3,337    $   61,540    $  (10,542)   $   10,442    $    1,645    $    1,136
  ==========================================================================================================================








   INVESCO
  VARIABLE
 INVESTMENT
    FUNDS
 (continued)                            JANUS ASPEN SERIES                             LAZARD RETIREMENT SERIES PORTFOLIOS
--------------  ------------------------------------------------------------------    --------------------------------------
    TELE-
COMMUNICATIONS                GROWTH AND  INTERNATIONAL    MID CAP      WORLDWIDE      EMERGING                INTERNATIONAL
     (B)        GROWTH (E)      INCOME        GROWTH       GROWTH         GROWTH      MARKETS (D)     EQUITY      EQUITY (D)
----------------------------------------------------------------------------------------------------------------------------

  $     (208)   $   (7,024)   $   (1,163)   $     (591)   $   (6,696)   $   (2,690)   $     (394)   $     (290)   $      (41)
        (160)       11,672         4,805        (2,227)       56,518        16,780         5,145         4,734             1

        (660)      (25,266)       23,634         6,155        11,718       (24,632)        5,691        (2,799)        1,176
  --------------------------------------------------------------------------------------------------------------------------
      (1,028)      (20,618)       27,276         3,337        61,540       (10,542)       10,442         1,645         1,136
  --------------------------------------------------------------------------------------------------------------------------

       9,929       225,963        71,529        53,778       327,959        93,893         5,832         2,132         1,111
        (368)      (37,694)       (4,584)       (1,730)     (116,632)      (11,076)         (622)      (26,157)           --
     (43,796)     (315,826)       75,810         5,427       (44,187)     (255,979)       25,929         5,167        17,993
  --------------------------------------------------------------------------------------------------------------------------

     (34,235)     (127,557)      142,755        57,475       167,140      (173,162)       31,139       (18,858)       19,104
  --------------------------------------------------------------------------------------------------------------------------
     (35,263)     (148,175)      170,031        60,812       228,680      (183,704)       41,581       (17,213)       20,240
  --------------------------------------------------------------------------------------------------------------------------
      35,263       527,458       106,339         1,413       316,314       439,675            --        35,011            --
  --------------------------------------------------------------------------------------------------------------------------
  $       --    $  379,283    $  276,370    $   62,225    $  544,994    $  255,971    $   41,581    $   17,798    $   20,240
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                          LAZARD
                                                                        RETIREMENT
                                                                          SERIES
                                                                        PORTFOLIOS
                                                                        (CONTINUED)   LORD ABBETT SERIES FUNDS
                                                                        ----------    ------------------------
                                                                                       AMERICA'S    GROWTH AND
                                                                         SMALL CAP       VALUE        INCOME
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $    8,222    $   12,371
Expenses:
   Mortality and expense risk fees ...................................      13,958         4,119        17,731
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................     (13,958)        4,103        (5,360)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................     120,385         7,561       108,717
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --             4            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --           326        12,576
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .     120,385         7,891       121,293
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      (4,284)       35,795        23,668
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $  102,143    $   47,789    $  139,601
===============================================================================================================

                                                                          NEUBERGER BERMAN ADVISERS
                                                                               MANAGEMENT TRUST
                                                                          -------------------------
                                                                                           LIMITED
                                                                            FASCIANO   MATURITY BOND
----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $       --    $   19,467
Expenses:
   Mortality and expense risk fees ...................................            465         7,823
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................           (465)       11,644
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................             31        (1,236)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................             11            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             87            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .            129        (1,236)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................          5,631       (14,615)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $    5,295    $   (4,207)
===================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                          LAZARD
                                                                        RETIREMENT
                                                                          SERIES
                                                                        PORTFOLIOS
                                                                        (CONTINUED)   LORD ABBETT SERIES FUNDS
                                                                        ----------    ------------------------
                                                                                       AMERICA'S    GROWTH AND
                                                                         SMALL CAP       VALUE        INCOME
-----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $  (13,958)   $    4,103    $   (5,360)
   Net realized gain (loss) on investments in portfolio shares .......     120,385         7,891       121,293
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      (4,284)       35,795        23,668
-----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......     102,143        47,789       139,601
-----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     258,839       305,617       476,995
   Contract redemptions ..............................................     (54,766)         (609)     (124,837)
   Net transfers .....................................................    (261,284)      103,399       189,071
-----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     (57,211)      408,407       541,229
-----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      44,932       456,196       680,830
-----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     918,847        76,181       813,697
-----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  963,779    $  532,377    $1,494,527
=================================================================================================================

                                                                        NEUBERGER BERMAN ADVISERS
                                                                             MANAGEMENT TRUST
                                                                        -------------------------
                                                                                         LIMITED
                                                                          FASCIANO   MATURITY BOND
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $     (465)   $   11,644
   Net realized gain (loss) on investments in portfolio shares .......          129        (1,236)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        5,631       (14,615)
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......        5,295        (4,207)
-------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       10,631       168,034
   Contract redemptions ..............................................         (120)     (100,082)
   Net transfers .....................................................       68,590        94,067
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................       79,101       162,019
-------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................       84,396       157,812
-------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       18,647       340,400
-------------------------------------------------------------------------------------------------
               Net assets, end of period .............................   $  103,043    $  498,212
=================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

         NEUBERGER BERMAN ADVISERS                                                                      PIONEER VARIABLE
        MANAGEMENT TRUST (CONTINUED)                    PIMCO VARIABLE INSURANCE TRUST                  CONTRACTS TRUST
  --------------------------------------    ----------------------------------------------------    ------------------------
    MIDCAP                                    MONEY          REAL          SHORT        TOTAL         EQUITY
    GROWTH       PARTNERS       REGENCY     MARKET (A)      RETURN        TERM (A)      RETURN        INCOME        EUROPE
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $       29    $       11    $      432    $    3,750    $       92    $    5,765    $    7,488    $       20

       4,412         2,306           806           467         5,080           123         4,640         5,190           481
  --------------------------------------------------------------------------------------------------------------------------
      (4,412)       (2,277)         (795)          (35)       (1,330)          (31)        1,125         2,298          (461)
  --------------------------------------------------------------------------------------------------------------------------


      14,385         5,979         1,534            --         2,602            13         2,511        34,440         6,440

          --            --            --            --        16,669            12         3,017            --            --

          --            --            --            --           339            24         4,525            --            --
  --------------------------------------------------------------------------------------------------------------------------
      14,385         5,979         1,534            --        19,610            49        10,053        34,440         6,440
  --------------------------------------------------------------------------------------------------------------------------

      36,411        11,721        20,051            --         2,013           (44)        1,223        22,388        (1,707)
  --------------------------------------------------------------------------------------------------------------------------
  $   46,384    $   15,423    $   20,790    $      (35)   $   20,293    $      (26)   $   12,401    $   59,126    $    4,272
  ==========================================================================================================================











         NEUBERGER BERMAN ADVISERS                                                                      PIONEER VARIABLE
        MANAGEMENT TRUST (CONTINUED)                    PIMCO VARIABLE INSURANCE TRUST                  CONTRACTS TRUST
  --------------------------------------    ----------------------------------------------------    ------------------------
    MIDCAP                                    MONEY          REAL          SHORT        TOTAL         EQUITY
    GROWTH       PARTNERS       REGENCY     MARKET (A)      RETURN        TERM (A)      RETURN        INCOME        EUROPE
  --------------------------------------------------------------------------------------------------------------------------

  $   (4,412)   $   (2,277)   $     (795)   $      (35)   $   (1,330)   $      (31)   $    1,125    $    2,298    $     (461)
      14,385         5,979         1,534            --        19,610            49        10,053        34,440         6,440

      36,411        11,721        20,051            --         2,013           (44)        1,223        22,388        (1,707)
  --------------------------------------------------------------------------------------------------------------------------
      46,384        15,423        20,790           (35)       20,293           (26)       12,401        59,126         4,272
  --------------------------------------------------------------------------------------------------------------------------

     141,875        44,649        47,508       113,675       389,476        15,621       311,591       181,277         3,423
     (16,762)       (6,185)         (862)         (476)       (4,217)           --        (4,668)      (19,053)       (1,558)
      54,671       170,043       207,213            60        90,654         8,437       118,683       (18,228)      (71,670)
  --------------------------------------------------------------------------------------------------------------------------

     179,784       208,507       253,859       113,259       475,913        24,058       425,606       143,996       (69,805)
  --------------------------------------------------------------------------------------------------------------------------
     226,168       223,930       274,649       113,224       496,206        24,032       438,007       203,122       (65,533)
  --------------------------------------------------------------------------------------------------------------------------
     185,512       100,138         5,076            --        73,458            --       118,442       168,116        93,826
  --------------------------------------------------------------------------------------------------------------------------
  $  411,680    $  324,068    $  279,725    $  113,224    $  569,664    $   24,032    $  556,449    $  371,238    $   28,293
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                        PIONEER
                                                                        VARIABLE
                                                                        CONTRACTS
                                                                          TRUST
                                                                       (CONTINUED)       ROYCE CAPITAL FUND
                                                                       -----------    ------------------------

                                                                          FUND         MICRO-CAP     SMALL-CAP
----------------------------------------------------------------------------------------------------------------
Investment income:
    Income dividends from investments in portfolio shares ............  $    3,444    $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................       4,056         5,222        10,244
----------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        (612)       (5,222)      (10,244)
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       5,228         5,910        17,358
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --         6,123        33,018
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --        31,996        23,151
----------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       5,228        44,029        73,527
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      46,701         6,008        97,003
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   51,317    $   44,815    $  160,286
================================================================================================================

                                                                           RYDEX VARIABLE TRUST
                                                                         ------------------------

                                                                         ARKTOS (A)   BANKING (A)
--------------------------------------------------------------------------------------------------
Investment income:
    Income dividends from investments in portfolio shares ............   $       --    $      494
Expenses:
   Mortality and expense risk fees ...................................          683           335
-------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         (683)          159
-------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       (7,513)       (1,457)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................           --         3,784
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................           --             9
-------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       (7,513)        2,336
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       (1,435)           78
-------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....   $   (9,631)   $    2,573
=================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                        PIONEER
                                                                        VARIABLE
                                                                        CONTRACTS
                                                                          TRUST
                                                                       (CONTINUED)       ROYCE CAPITAL FUND
                                                                       -----------    ------------------------

                                                                          FUND         MICRO-CAP     SMALL-CAP
------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $     (612)   $   (5,222)   $  (10,244)
   Net realized gain (loss) on investments in portfolio shares .......       5,228        44,029        73,527
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      46,701         6,008        97,003
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      51,317        44,815       160,286
------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     170,538       237,132       361,653
   Contract redemptions ..............................................     (17,694)       (8,816)      (28,698)
   Net transfers .....................................................     358,210       130,950       487,896
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     511,054       359,266       820,851
------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     562,371       404,081       981,137
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      63,730       145,864       196,475
------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  626,101    $  549,945    $1,177,612
==================================================================================================================

                                                                          RYDEX VARIABLE TRUST
                                                                        ------------------------

                                                                        ARKTOS (A)   BANKING (A)
-------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $     (683)   $      159
   Net realized gain (loss) on investments in portfolio shares .......      (7,513)        2,336
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      (1,435)           78
------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      (9,631)        2,573
------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      21,199          (123)
   Contract redemptions ..............................................          --            --
   Net transfers .....................................................         672        (1,207)
------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      21,871        (1,330)
------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      12,240         1,243
------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................          --            --
------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   12,240    $    1,243
================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

                                            RYDEX VARIABLE TRUST (CONTINUED) (A)
  --------------------------------------------------------------------------------------------------------------------------
    BASIC          BIO-        CONSUMER                                   ENERGY       FINANCIAL      HEALTH
  MATERIALS     TECHNOLOGY     PRODUCTS    ELECTRONICS      ENERGY       SERVICES      SERVICES        CARE        INTERNET
  --------------------------------------------------------------------------------------------------------------------------

  $       86    $       --    $        1    $       --    $       15    $       --    $      217    $       --    $       --

         508            28            39            40         2,302         1,993           294           221            79
  --------------------------------------------------------------------------------------------------------------------------
        (422)          (28)          (38)          (40)       (2,287)       (1,993)          (77)         (221)          (79)
  --------------------------------------------------------------------------------------------------------------------------


        (318)         (398)         (509)           74         5,987         7,493         1,701        (6,330)       (1,198)

       4,874            --            32            --           105            --            --            46            --

          --            --            --            --            --            --            --             1            --
  --------------------------------------------------------------------------------------------------------------------------
       4,556          (398)         (477)           74         6,092         7,493         1,701        (6,283)       (1,198)
  --------------------------------------------------------------------------------------------------------------------------

       6,362           155           127         1,014        33,219        19,324         2,620           314           147
  --------------------------------------------------------------------------------------------------------------------------
  $   10,496    $     (271)   $     (388)   $    1,048    $   37,024    $   24,824    $    4,244    $   (6,190)   $   (1,130)
  ==========================================================================================================================












                                            RYDEX VARIABLE TRUST (CONTINUED) (A)
  --------------------------------------------------------------------------------------------------------------------------
    BASIC          BIO-        CONSUMER                                   ENERGY       FINANCIAL      HEALTH
  MATERIALS     TECHNOLOGY     PRODUCTS    ELECTRONICS      ENERGY       SERVICES      SERVICES        CARE        INTERNET
  --------------------------------------------------------------------------------------------------------------------------

  $     (422)   $      (28)   $      (38)   $      (40)   $   (2,287)   $   (1,993)   $      (77)   $     (221)   $      (79)
       4,556          (398)         (477)           74         6,092         7,493         1,701        (6,283)       (1,198)

       6,362           155           127         1,014        33,219        19,324         2,620           314           147
  --------------------------------------------------------------------------------------------------------------------------
      10,496          (271)         (388)        1,048        37,024        24,824         4,244        (6,190)       (1,130)
  --------------------------------------------------------------------------------------------------------------------------

          --           480            --            --        43,382        34,568           (94)        9,319            --
      (4,204)           --        (1,200)           --       (18,640)      (22,873)          (11)           --          (440)
      48,554        18,268         4,991        16,755       408,711       410,490        21,501         5,554        22,817
  --------------------------------------------------------------------------------------------------------------------------

      44,350        18,748         3,791        16,755       433,453       422,185        21,396        14,873        22,377
  --------------------------------------------------------------------------------------------------------------------------
      54,846        18,477         3,403        17,803       470,477       447,009        25,640         8,683        21,247
  --------------------------------------------------------------------------------------------------------------------------
          --            --            --            --            --            --            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
  $   54,846    $   18,477    $    3,403    $   17,803    $  470,477    $  447,009    $   25,640    $    8,683    $   21,247
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                      ------------------------------------------

                                                                      INVERSE DYNAMIC               LARGE CAP
                                                                        DOW 30 (B)       JUNO       EUROPE (A)
----------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $       --    $      189
Expenses:
   Mortality and expense risk fees ...................................           5         1,464            16
----------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................          (5)       (1,464)          173
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................        (129)      (14,404)         (105)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --           226             1
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          19           610             3
----------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .        (110)      (13,568)         (101)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        (181)       (3,788)          (17)
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $     (296)   $  (18,820)   $       55
================================================================================================================

                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                     --------------------------------

                                                                        LARGE CAP      LARGE CAP
                                                                        GROWTH (B)     JAPAN (A)
-------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       13    $       --
Expenses:
   Mortality and expense risk fees ...................................           6            40
------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................           7           (40)
------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................          --          (248)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          16            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --
------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .          16          (248)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................           6         1,690
------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $       29    $    1,402
================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           RYDEX VARIABLE TRUST (CONTINUED)
                                                                      -----------------------------------------

                                                                      INVERSE DYNAMIC               LARGE CAP
                                                                        DOW 30 (B)       JUNO       EUROPE (A)
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $       (5)   $   (1,464)   $      173
   Net realized gain (loss) on investments in portfolio shares .......        (110)      (13,568)         (101)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (181)       (3,788)          (17)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......        (296)      (18,820)           55
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............          --        48,537            --
   Contract redemptions ..............................................          --        (4,314)           --
   Net transfers .....................................................       1,117        30,139         1,242
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................       1,117        74,362         1,242
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................         821        55,542         1,297
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................          --         9,587            --
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $      821    $   65,129    $    1,297
===============================================================================================================

                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------

                                                                         LARGE CAP      LARGE CAP
                                                                         GROWTH (B)     JAPAN (A)
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $        7    $      (40)
   Net realized gain (loss) on investments in portfolio shares .......           16          (248)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................            6         1,690
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......           29         1,402
-------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............           --           482
   Contract redemptions ..............................................           --          (140)
   Net transfers .....................................................        2,355        23,817
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................        2,355        24,159
-------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................        2,384        25,561
-------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................           --            --
-------------------------------------------------------------------------------------------------
               Net assets, end of period .............................   $    2,384    $   25,561
=================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
b)    FOR THE PERIOD JULY 31, 2004 (INCEPTION OF FUND) THROUGH DECEMBER 31,
      2004.

   The accompanying notes are an integral part of these financial statements.

                                              RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
                   LONG
                  DYNAMIC                                  MID-CAP       MID-CAP                                   PRECIOUS
  LEISURE (A)     DOW (B)       MEDIUS        MEKROS      GROWTH (B)    VALUE (B)         NOVA          OTC       METALS (A)
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $      220    $       --    $       --    $       --    $        1    $       68    $       --    $       --

          72            17         3,944         7,004             3            19         2,748         7,027           269
  --------------------------------------------------------------------------------------------------------------------------
         (72)          203        (3,944)       (7,004)           (3)          (18)       (2,680)       (7,027)         (269)
  --------------------------------------------------------------------------------------------------------------------------


      (1,950)       (1,451)      (47,002)      (59,944)           --             1         2,799        30,481         2,115

          40            23        40,411        26,744            --           215            --            --            --

          --            --        10,409        10,860            --             3            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
      (1,910)       (1,428)        3,818       (22,340)           --           219         2,799        30,481         2,115
  --------------------------------------------------------------------------------------------------------------------------

         495           (64)       56,297        94,189            77           231         1,258        19,745             8
  --------------------------------------------------------------------------------------------------------------------------
  $   (1,487)   $   (1,289)   $   56,171    $   64,845    $       74    $      432    $    1,377    $   43,199    $    1,854
  ==========================================================================================================================








                                              RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
                   LONG
                  DYNAMIC                                  MID-CAP       MID-CAP                                   PRECIOUS
  LEISURE (A)     DOW (B)       MEDIUS        MEKROS      GROWTH (B)    VALUE (B)         NOVA          OTC       METALS (A)
  --------------------------------------------------------------------------------------------------------------------------

  $      (72)   $      203    $   (3,944)   $   (7,004)   $       (3)   $      (18)   $   (2,680)   $   (7,027)   $     (269)
      (1,910)       (1,428)        3,818       (22,340)           --           219         2,799        30,481         2,115

         495           (64)       56,297        94,189            77           231         1,258        19,745             8
  --------------------------------------------------------------------------------------------------------------------------
      (1,487)       (1,289)       56,171        64,845            74           432         1,377        43,199         1,854
  --------------------------------------------------------------------------------------------------------------------------

       1,826            --        68,589       328,364           717         3,215        38,088       104,010         7,434
          --            --       (14,116)      (29,363)           --            --       (12,283)      (26,172)         (385)
       4,748         6,463       428,008       186,180            --            --       (85,530)      220,964        15,455
  --------------------------------------------------------------------------------------------------------------------------

       6,574         6,463       482,481       485,181           717         3,215       (59,725)      298,802        22,504
  --------------------------------------------------------------------------------------------------------------------------
       5,087         5,174       538,652       550,026           791         3,647       (58,348)      342,001        24,358
  --------------------------------------------------------------------------------------------------------------------------
          --            --        11,673       220,304            --            --       235,912       420,226            --
  --------------------------------------------------------------------------------------------------------------------------
  $    5,087    $    5,174    $  550,325    $  770,330    $      791    $    3,647    $  177,564    $  762,227    $   24,358
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                           RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ----------------------------------------

                                                                           REAL         SECTOR       SMALL-CAP
                                                                        ESTATE (A)   ROTATION (A)    GROWTH (B)
----------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $    1,568    $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................       1,706           529           154
----------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        (138)         (529)         (154)
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      (4,276)       (2,053)           15
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................       7,863            --           730
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................         656            --            --
----------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       4,243        (2,053)          745
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      43,269         5,694         4,946
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   47,374    $    3,112    $    5,537
================================================================================================================

                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                                       --------------------------------

                                                                           SMALL-CAP   TELE-COMMUN-
                                                                           VALUE (B)   ICATIONS (A)
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............    $      145    $       --
Expenses:
   Mortality and expense risk fees ...................................           964            12
--------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................          (819)          (12)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................            78            --
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................         8,648            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             5            --
--------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .         8,731            --
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        26,576           122
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....    $   34,488    $      110
==================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ----------------------------------------

                                                                           REAL         SECTOR       SMALL-CAP
                                                                        ESTATE (A)   ROTATION (A)    GROWTH (B)
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $     (138)   $     (529)   $     (154)
   Net realized gain (loss) on investments in portfolio shares .......       4,243        (2,053)          745
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      43,269         5,694         4,946
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      47,374         3,112         5,537
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      17,440        56,940        34,958
   Contract redemptions ..............................................          --            --            --
   Net transfers .....................................................     358,465        (7,543)       11,751
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     375,905        49,397        46,709
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     423,279        52,509        52,246
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................          --         3,577            --
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  423,279    $   56,086    $   52,246
================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        --------------------------------

                                                                           SMALL-CAP   TELE-COMMUN-
                                                                           VALUE (B)   ICATIONS (A)
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................    $     (819)   $      (12)
   Net realized gain (loss) on investments in portfolio shares .......         8,731            --
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        26,576           122
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......        34,488           110
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        28,404            --
   Contract redemptions ..............................................            --            --
   Net transfers .....................................................       325,670        17,829
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................       354,074        17,829
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................       388,562        17,939
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................            --            --
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $  388,562    $   17,939
==================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
b)    For the period July 15, 2004 (inception of fund) through December 31,
      2004.
c)    For the period May 1, 2004 through August 13, 2004 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

                                                                                                      SALOMON BROTHERS
                                 RYDEX VARIABLE TRUST (CONTINUED)                                   VARIABLE SERIES FUNDS
  ----------------------------------------------------------------------------------------------   -------------------------
                                               U.S.        U.S.
     TITAN       TRANSPOR-                  GOVERNMENT   GOVERNMENT                    VELOCITY                    ALL CAP
    500 (A)      TATION (A)       URSA         BOND     MONEY MARKET   UTILITIES (A)    100 (A)    ALL CAP (A)    VALUE (C)
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $       --    $       --    $    1,690    $    4,922    $    1,927    $      230    $      132    $       --

          14           321         1,097           916        28,108           979           496            58             5
  --------------------------------------------------------------------------------------------------------------------------
         (14)         (321)       (1,097)          774       (23,186)          948          (266)           74            (5)
  --------------------------------------------------------------------------------------------------------------------------


           1         8,902        (7,241)      (10,586)           --           435         7,236            --          (153)

         178           554            --         1,801            --            --            --            --            --

          92            --            --           527            --            --            10            --            --
  --------------------------------------------------------------------------------------------------------------------------
         271         9,456        (7,241)       (8,258)           --           435         7,246            --          (153)
  --------------------------------------------------------------------------------------------------------------------------

        (129)        6,814        (1,720)        1,563            --        16,232         8,655           689            --
  --------------------------------------------------------------------------------------------------------------------------
  $      128    $   15,949    $  (10,058)   $   (5,921)   $  (23,186)   $   17,615    $   15,635    $      763    $     (158)
  ==========================================================================================================================








                                                                                                      SALOMON BROTHERS
                                 RYDEX VARIABLE TRUST (CONTINUED)                                   VARIABLE SERIES FUNDS
  ----------------------------------------------------------------------------------------------   -------------------------
                                               U.S.        U.S.
     TITAN       TRANSPOR-                  GOVERNMENT   GOVERNMENT                    VELOCITY                    ALL CAP
    500 (A)      TATION (A)       URSA         BOND     MONEY MARKET   UTILITIES (A)    100 (A)    ALL CAP (A)    VALUE (C)
  --------------------------------------------------------------------------------------------------------------------------

  $      (14)   $     (321)   $   (1,097)   $      774    $  (23,186)   $      948    $     (266)   $       74    $       (5)
         271         9,456        (7,241)       (8,258)           --           435         7,246            --          (153)

        (129)        6,814        (1,720)        1,563            --        16,232         8,655           689            --
  --------------------------------------------------------------------------------------------------------------------------
         128        15,949       (10,058)       (5,921)      (23,186)       17,615        15,635           763          (158)
  --------------------------------------------------------------------------------------------------------------------------

          --         1,827             6         7,513     2,547,304         1,800           872        26,746           158
          --        (5,024)       (1,205)      (14,582)     (256,578)      (16,003)       (1,588)           --            --
       1,256        61,378         6,482        75,859      (417,183)      174,270       402,706            --            --
  --------------------------------------------------------------------------------------------------------------------------

       1,256        58,181         5,283        68,790     1,873,543       160,067       401,990        26,746           158
  --------------------------------------------------------------------------------------------------------------------------
       1,384        74,130        (4,775)       62,869     1,850,357       177,682       417,625        27,509            --
  --------------------------------------------------------------------------------------------------------------------------
          --            --        71,123         8,850       141,684            --            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
  $    1,384    $   74,130    $   66,348    $   71,719    $1,992,041    $  177,682    $  417,625    $   27,509    $       --
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                SALOMON BROTHERS VARIABLE
                                                                              SERIES FUNDS (CONTINUED) (A)
                                                                        --------------------------------------

                                                                         LARGE CAP     STRATEGIC      TOTAL
                                                                          GROWTH         BOND         RETURN
----------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       14    $    4,792    $        4
Expenses:
   Mortality and expense risk fees ...................................          56           359             8
----------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         (42)        4,433            (4)
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................          --         1,903           (41)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            58            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --         1,447             3
----------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .          --         3,408           (38)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................         554        (5,862)            2
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $      512    $    1,979    $      (40)
================================================================================================================

                                                                             SELIGMAN PORTFOLIOS
                                                                        ---------------------------
                                                                        COMMUNICATIONS
                                                                             AND          GLOBAL
                                                                          INFORMATION   TECHNOLOGY
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............    $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................         3,561           946
--------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        (3,561)         (946)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................         9,025         5,285
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            --            --
--------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .         9,025         5,285
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................         5,030        (5,212)
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....    $   10,494    $     (873)
==================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                SALOMON BROTHERS VARIABLE
                                                                              SERIES FUNDS (CONTINUED) (A)
                                                                        --------------------------------------

                                                                         LARGE CAP     STRATEGIC      TOTAL
                                                                          GROWTH         BOND         RETURN
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $      (42)   $    4,433    $       (4)
   Net realized gain (loss) on investments in portfolio shares .......          --         3,408           (38)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................         554        (5,862)            2
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......         512         1,979           (40)
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       7,849            21            --
   Contract redemptions ..............................................          --          (602)           --
   Net transfers .....................................................          --       104,098           277
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................       7,849       103,517           277
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................       8,361       105,496           237
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................          --            --            --
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $    8,361    $  105,496    $      237
================================================================================================================

                                                                             SELIGMAN PORTFOLIOS
                                                                        ---------------------------
                                                                        COMMUNICATIONS
                                                                             AND          GLOBAL
                                                                          INFORMATION   TECHNOLOGY
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................    $   (3,561)   $     (946)
   Net realized gain (loss) on investments in portfolio shares .......         9,025         5,285
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................         5,030        (5,212)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......        10,494          (873)
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       218,278        12,546
   Contract redemptions ..............................................       (21,728)       (3,173)
   Net transfers .....................................................       (68,604)        3,916
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................       127,946        13,289
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................       138,440        12,416
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       120,726        57,756
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $  259,166    $   70,172
==================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
b)    For the period January 1, 2004 through August 31, 2004 (termination of fund).
c) Effective April 8, 2005, the fund was merged into Wells Fargo Advantage Discovery.
d) Effective April 8, 2005, the fund was renamed Wells Fargo Advantage Opportunity.

   The accompanying notes are an integral part of these financial statements.

                                 THIRD
           STRONG               AVENUE
          VARIABLE             VARIABLE
         INSURANCE              SERIES        LEVCO
           FUNDS                 TRUST     SERIES TRUST                 VAN ECK WORLDWIDE INSURANCE TRUST FUND
---------------------------   ----------   ------------   ------------------------------------------------------------------
   STRONG
   MID CAP      OPPORTUNITY                   EQUITY       ABSOLUTE                    EMERGING        HARD          REAL
GROWTH II (C)   FUND II (D)      VALUE       VALUE (B)      RETURN        BOND         MARKETS        ASSETS        ESTATE
----------------------------------------------------------------------------------------------------------------------------

  $       --    $       --    $    1,143    $      525    $       --    $   14,525    $    2,304    $      559    $    2,755

       2,051         9,459         2,888           457           888         3,760         9,384         4,489         4,632
  --------------------------------------------------------------------------------------------------------------------------
      (2,051)       (9,459)       (1,745)           68          (888)       10,765        (7,080)       (3,930)       (1,877)
  --------------------------------------------------------------------------------------------------------------------------


      25,826        30,396         2,787        15,607          (101)          972        16,824       119,346        23,368

          --            --           473            --           181            --            --            --            --

          --            --         1,715            --            --            --            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
      25,826        30,396         4,975        15,607            80           972        16,824       119,346        23,368
  --------------------------------------------------------------------------------------------------------------------------

      (3,529)       64,761        32,683       (11,521)          273         7,829       144,767       (58,903)       77,465
  --------------------------------------------------------------------------------------------------------------------------
  $   20,246    $   85,698    $   35,913    $    4,154    $     (535)   $   19,566    $  154,511    $   56,513    $   98,956
  ==========================================================================================================================








                                 THIRD
           STRONG               AVENUE
          VARIABLE             VARIABLE
         INSURANCE              SERIES        LEVCO
           FUNDS                 TRUST     SERIES TRUST                 VAN ECK WORLDWIDE INSURANCE TRUST FUND
---------------------------   ----------   ------------   ------------------------------------------------------------------
   STRONG
   MID CAP      OPPORTUNITY                   EQUITY       ABSOLUTE                    EMERGING        HARD          REAL
GROWTH II (C)   FUND II (D)      VALUE       VALUE (B)      RETURN        BOND         MARKETS        ASSETS        ESTATE
----------------------------------------------------------------------------------------------------------------------------

  $   (2,051)   $   (9,459)   $   (1,745)   $       68    $     (888)   $   10,765    $   (7,080)   $   (3,930)   $   (1,877)
      25,826        30,396         4,975        15,607            80           972        16,824       119,346        23,368

      (3,529)       64,761        32,683       (11,521)          273         7,829       144,767       (58,903)       77,465
  --------------------------------------------------------------------------------------------------------------------------
      20,246        85,698        35,913         4,154          (535)       19,566       154,511        56,513        98,956
  --------------------------------------------------------------------------------------------------------------------------

      88,254       132,156       212,642         7,481        91,251        74,327       337,675       171,558       127,866
     (13,127)      (47,974)       (2,779)         (650)          (30)      (30,545)      (19,578)       (5,193)      (11,242)
    (137,455)      256,362        12,193      (346,536)       16,321        32,786       332,792      (406,360)      180,530
  --------------------------------------------------------------------------------------------------------------------------

     (62,328)      340,544       222,056      (339,705)      107,542        76,568       650,889      (239,995)      297,154
  --------------------------------------------------------------------------------------------------------------------------
     (42,082)      426,242       257,969      (335,551)      107,007        96,134       805,400      (183,482)      396,110
  --------------------------------------------------------------------------------------------------------------------------
     173,258       356,857        74,243       335,551         8,394       174,739       282,955       528,015       146,789
  --------------------------------------------------------------------------------------------------------------------------
  $  131,176    $  783,099    $  332,212    $       --    $  115,401    $  270,873    $1,088,355    $  344,533    $  542,899
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                     VARIABLE
                                                                                                     INSURANCE
                                                                                                       FUNDS
                                                                                                   ------------
                                                                                                      CHOICE
                                                                                                      MARKET             COMBINED
                                                                                                      NEUTRAL              TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................................         $        --          $   418,343
Expenses:
   Mortality and expense risk fees .......................................................              17,861              487,398
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................................................             (17,861)             (69,055)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................................................            (140,815)           1,150,778
   Net realized short-term capital gain distributions from investments
      in portfolio shares ................................................................              17,755              225,484
   Net realized long-term capital gain distributions from investments
      in portfolio shares ................................................................                  --              144,368
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .....................            (123,060)           1,520,630
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................................            (135,333)           1,294,441
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ........................         $  (276,254)         $ 2,746,016
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                     VARIABLE
                                                                                                     INSURANCE
                                                                                                       FUNDS
                                                                                                   ------------
                                                                                                      CHOICE
                                                                                                      MARKET             COMBINED
                                                                                                      NEUTRAL              TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:

Net investment income (expense) ..........................................................         $   (17,861)         $   (69,055)
   Net realized gain (loss) on investments in portfolio shares ...........................            (123,060)           1,520,630
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ................................................................            (135,333)           1,294,441
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...........................            (276,254)           2,746,016
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...................................           1,023,914           18,756,809
   Contract redemptions ..................................................................            (130,287)          (2,551,741)
   Net transfers .........................................................................            (577,674)             782,985
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................................................             315,953           16,988,053
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........................................              39,699           19,734,069
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................................................             731,435           21,524,962
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................................................         $   771,134          $41,259,031
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2005 AND DECEMBER 31, 2004

(1) GENERAL

      Jefferson National Life Annuity Account I ("Account I") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I was established on August 23, 2000, and commenced operations on July 2, 2001, as a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account I are included in the operations of Jefferson National Life Insurance Company (the "Company") (formerly Conseco Variable Insurance Company prior to its name change effective May 1, 2003 pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account I is a party or to which the assets of Account I are subject. Neither the Company nor Inviva Securities Corporation, the distributor of the Account I's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account I.

      On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

      Currently,   the  following   investment  options  are  available  to  new
investors:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Stock Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Real Estate Fund Series I
   Technology Fund Series I
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005 AND DECEMBER 31, 2004

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   High income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Money Market Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Bond Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Europe Portfolio
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio
POTOMAC INSURANCE TRUST
   Dynamic VP HY Bond Fund
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Arktos Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Commodities Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Financial Services Fund
   Health Care Fund
   Internet Fund
   Inverse Dynamic Dow 30 Fund
   Inverse Mid-Cap Fund
   Inverse Small-Cap Fund
   Juno Fund
   Large-Cap Europe Fund
   Large-Cap Growth Fund
   Large-Cap Japan Fund
   Large-Cap Value Fund
   Leisure Fund
   Long Dynamic Dow 30 Fund
   Medius Fund
   Mekros Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Strengthening Dollar Fund
   Technology Fund
   Telecommunications Fund
   Titan 500 Fund
   Transportation Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund
   Ursa Fund
   Utilities Fund
   Velocity 100 Fund
   Weakening Dollar Fund
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC. (SERIES I)
   Aggressive Growth Fund
   All Cap Fund
   High Yield Bond Fund
   Large Cap Growth Fund
   SB Government Portfolio
   Strategic Bond Fund
   Total Return Bond Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
   Discovery Fund
   Opportunity Fund

      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is exe

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005 AND DECEMBER 31, 2004

cuted) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account I does not hold any investments which are restricted as to resale.

      Net investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account I as of the beginning of the valuation date.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account I are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account I and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $118,764,263 and $68,780,655 for the years ended December 31, 2005 and 2004, respectively. The aggregate proceeds from sales of investments in portfolio shares were $102,780,348 and $51,489,045 for the years ended December 31, 2005 and 2004, respectively.

(4) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account I a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account I, for assuming the mortality and expense risks on standard contracts without the optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit, and guaranteed minimum withdrawal benefit). For contracts with the guaranteed minimum death benefit rider, the fee is an additional .35 percent or .45 percent to the base rate depending on the death benefit option selected. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is an additional .65 percent or .75 percent to the base rate depending on the death benefit option selected. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The total fees for all contracts were $711,201 and $487,398 for the years ended December 31, 2005 and 2004, respectively.

      Pursuant to an agreement between Account I and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account I. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges were $174,983 and $92,610 for the years ended December 31, 2005 and 2004, respectively.

(5) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account I.

      The total return is presented using the minimum and maximum expense ratio unit values. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated for the minimum and maximum ratios. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced Portfolio
     December 31, 2005.........      53        $15.70    $11.33       1.40%      2.65%    $  777       4.11%      2.91%      1.63%
     December 31, 2004.........      66         15.08     11.01       1.40%      2.65%       938       9.35%      7.94%      2.20%
     December 31, 2003.........      33         13.79     13.45       1.40%      2.05%       456      21.58%     20.85%      0.87%
     December 31, 2002.........      23         11.35     11.13       1.40%      2.00%       259     -14.13%    -14.66%      3.61%
     December 31, 2001.........       3         13.21     13.04       1.40%      2.00%        34      -4.94%     -5.23%      0.71%
   Equity Portfolio
     December 31, 2005.........     118         21.71     13.01       1.40%      2.65%     2,410       9.92%      8.51%      0.64%
     December 31, 2004.........      53         19.75     11.99       1.40%      2.65%       978      19.19%     17.78%      0.45%
     December 31, 2003.........      26         16.57     16.16       1.40%      2.05%       426      35.27%     34.46%      0.11%
     December 31, 2002.........      31         12.25     12.02       1.40%      2.00%       376     -14.62%    -15.13%      0.48%
     December 31, 2001.........       1         14.34     14.16       1.40%      2.00%        19      -4.78%     -5.07%      0.79%
   Fixed Income Portfolio
     December 31, 2005.........      43         13.76     10.23       1.40%      2.65%       563       0.88%     -0.39%      4.39%
     December 31, 2004.........      41         13.64     10.27       1.40%      2.65%       540       3.26%      1.99%      4.41%
     December 31, 2003.........      35         13.21     12.88       1.40%      2.05%       466       7.81%      7.16%      2.46%
     December 31, 2002.........      88         12.25     12.02       1.40%      2.00%     1,082       3.23%      2.61%      5.85%
     December 31, 2001.........       9         11.87     11.71       1.40%      2.00%       107       2.12%      1.82%      2.26%
   Government Securities Portfolio
     December 31, 2005.........      38         12.69      9.93       1.40%      2.65%       452       0.32%     -1.00%      3.64%
     December 31, 2004.........      41         12.65     10.03       1.40%      2.65%       487       1.04%     -0.20%      3.36%
     December 31, 2003.........      39         12.52     12.21       1.40%      2.05%       489      -0.05%     -0.65%      1.60%
     December 31, 2002.........      58         12.53     12.29       1.40%      2.00%       729       7.81%      7.17%      3.73%
     December 31, 2001.........       4         11.62     11.47       1.40%      2.00%        40       2.59%      2.28%      1.75%
   High Yield Portfolio
     December 31, 2005.........     105         14.79     10.72       1.40%      2.65%     1,517      -0.27%     -1.47%      5.90%
     December 31, 2004.........      81         14.83     10.88       1.40%      2.65%     1,163       9.12%      7.72%      6.60%
     December 31, 2003.........      91         13.59     13.29       1.40%      2.05%     1,240      25.61%     24.86%      7.39%
     December 31, 2002.........     105         10.82     10.64       1.40%      2.00%     1,138       4.00%      3.38%      8.95%
     December 31, 2001.........      52         10.40     10.30       1.40%      2.00%       545      -1.01%     -1.30%      4.80%
   Money Market Portfolio
     December 31, 2005.........     277         11.48      9.83       1.40%      2.65%     3,087       1.50%      0.20%      2.88%
     December 31, 2004.........     144         11.31      9.81       1.40%      2.65%     1,598      -0.53%     -1.80%      0.92%
     December 31, 2003.........     134         11.37     11.08       1.40%      2.05%     1,520      -0.77%     -1.36%      0.31%
     December 31, 2002.........     132         11.45     11.24       1.40%      2.00%     1,509      -0.16%     -0.76%      1.29%
     December 31, 2001.........      49         11.47     11.32       1.40%      2.00%       561       0.70%     -0.40%      0.96%
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2005.........      19         14.67     11.54       1.40%      2.65%       271       3.97%      2.67%      0.00%
     December 31, 2004.........      13         14.11     11.24       1.40%      2.65%       167       9.30%      7.97%      0.00%
     December 31, 2003.........       2         12.91     12.86       1.40%      2.05%        26      29.13%     28.61%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Core Stock Fund
     December 31, 2005.........       6         10.95     10.52       1.40%      2.65%        63       1.96%      0.67%      0.57%
     December 31, 2004.........       4         10.74     10.45       1.40%      2.65%        44       2.78%      1.46%      1.13%
     December 31, 2003.........       2         10.45     10.19       1.40%      2.05%        24      20.89%     20.17%      0.22%
     December 31, 2002.........       4          8.64      8.48       1.40%      2.00%        36     -20.24%    -20.72%      1.81%
     December 31, 2001.........       1         10.84     10.70       1.40%      2.00%         5      -5.31%     -6.53%      1.25%
   Financial Services Fund
     December 31, 2005.........       6         11.63     11.34       1.40%      2.65%        75       4.40%      3.09%      1.75%
     December 31, 2004.........       5         11.14     11.00       1.40%      2.65%        54       7.22%      5.87%      0.53%
     December 31, 2003.........       4         10.39     10.23       1.40%      2.05%        44      27.78%     27.02%      0.31%
     December 31, 2002.........      14          8.13      8.05       1.40%      2.00%       115     -16.09%    -16.59%      0.40%
     December 31, 2001.........      14          9.69      9.65       1.40%      2.00%       132      -7.09%     -7.36%      0.79%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (CONTINUED)
   Global Health Care Fund
     December 31, 2005.........      20        $10.86    $11.33       1.40%      2.65%    $  213       6.68%      5.30%      0.00%
     December 31, 2004.........      15         10.18     10.76       1.40%      2.65%       151       6.04%      4.77%      0.00%
     December 31, 2003.........      11          9.60      9.45       1.40%      2.05%       102      26.01%     25.25%      0.00%
     December 31, 2002.........      22          7.62      7.54       1.40%      2.00%       165     -25.50%    -25.95%      0.00%
     December 31, 2001.........      11         10.23     10.18       1.40%      2.00%       114      -1.34%     -1.74%      0.62%
   High Yield Fund
     December 31, 2005.........      16         10.91     10.68       1.40%      2.65%       178       1.30%      0.00%      2.84%
     December 31, 2004.........      92         10.77     10.68       1.40%      2.65%       985       8.02%      7.23%      3.99%
     Inception May 1, 2004.....      --          9.97      9.96        N/A        N/A         --        N/A        N/A        N/A
   Mid Cap Core Equity Fund
     December 31, 2005.........      26         14.69     11.81       1.40%      2.65%       380       5.76%      4.51%      0.29%
     December 31, 2004.........      25         13.89     11.30       1.40%      2.65%       349      12.02%     10.57%      0.02%
     December 31, 2003.........       7         12.40     12.35       1.40%      2.05%        81      24.56%     24.04%      0.00%
     Inception May 1, 2003.....      --          9.96      9.96        N/A        N/A         --        N/A        N/A        N/A
   Real Estate Fund
     December 31, 2005.........      35         22.02     15.18       1.40%      2.65%       748      12.63%     11.29%      1.25%
     December 31, 2004.........      36         19.55     13.64       1.40%      2.65%       680      34.64%     32.94%      1.21%
     December 31, 2003.........      11         14.52     14.29       1.40%      2.05%       166      36.89%     36.08%      1.28%
     December 31, 2002.........       8         10.60     10.50       1.40%      2.00%        81       4.90%      4.27%      0.52%
     December 31, 2001.........      54         10.11     10.07       1.40%      2.00%       548      -1.46%     -1.75%      1.53%
   Technology Fund
     December 31, 2005.........      28          5.65     10.14       1.40%      2.65%       160       0.71%     -0.49%      0.00%
     December 31, 2004.........      97          5.61     10.19       1.40%      2.65%       547       3.31%      1.90%      0.00%
     December 31, 2003.........     109          5.43      5.35       1.40%      2.05%       590      43.27%     42.42%      0.00%
     December 31, 2002.........      35          3.79      3.75       1.40%      2.00%       131     -47.59%    -47.90%      0.00%
     December 31, 2001.........      10          7.24      7.21       1.40%      2.00%        73     -20.42%    -20.66%      0.00%
THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2005.........      96         13.57     11.57       1.40%      2.65%     1,282      10.50%      9.15%      0.19%
     December 31, 2004.........      78         12.28     10.60       1.40%      2.65%       949       3.98%      2.71%      0.00%
     December 31, 2003.........      37         11.81     11.52       1.40%      2.05%       431      33.28%     32.49%      0.00%
     December 31, 2002.........      23          8.86      8.69       1.40%      2.00%       207     -33.92%    -34.32%      0.06%
     December 31, 2001.........       2         13.41     13.23       1.40%      2.00%        28      -8.40%     -8.67%      0.00%
   Leveraged AllCap Portfolio
     December 31, 2005.........      34         16.72     12.01       1.40%      2.65%       534      12.82%     11.41%      0.00%
     December 31, 2004.........      40         14.82     10.78       1.40%      2.65%       552       6.70%      5.38%      0.00%
     December 31, 2003.........      37         13.89     13.54       1.40%      2.05%       513      32.85%     32.06%      0.00%
     December 31, 2002.........      19         10.45     10.26       1.40%      2.00%       199     -34.83%    -35.22%      0.01%
     December 31, 2001.........       2         16.04     15.83       1.40%      2.00%        25      -7.06%     -7.34%      0.00%
   MidCap Portfolio
     December 31, 2005.........      56         19.54     11.91       1.40%      2.65%       953       8.31%      6.91%      0.00%
     December 31, 2004.........      46         18.04     11.14       1.40%      2.65%       739      11.43%     10.08%      0.00%
     December 31, 2003.........      23         16.19     15.79       1.40%      2.05%       374      45.74%     44.87%      0.00%
     December 31, 2002.........      19         11.11     10.90       1.40%      2.00%       209     -30.52%    -30.94%      0.00%
     December 31, 2001.........       1         15.99     15.78       1.40%      2.00%        21      -3.22%     -3.51%      0.00%
   Small Capitalization Portfolio
     December 31, 2005.........      79         10.69     13.08       1.40%      2.65%       849      15.32%     13.84%      0.00%
     December 31, 2004.........      59          9.27     11.49       1.40%      2.65%       569      14.87%     13.54%      0.00%
     December 31, 2003.........      40          8.07      7.87       1.40%      2.05%       323      40.37%     39.53%      0.00%
     December 31, 2002.........       4          5.75      5.64       1.40%      2.00%        24     -27.25%    -27.69%      0.00%
     December 31, 2001.........      --          7.90      7.80       1.40%      2.00%         2      -9.90%    -10.17%      0.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2005.........       1         10.60     10.51       1.40%      2.65%         9       5.58%      4.68%      0.00%
     Inception May 1, 2005.....      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (CONTINUED)
   Income & Growth Fund
     December 31, 2005.........      53        $13.03    $11.67       1.40%      2.65%    $  682       3.17%      1.92%      2.32%
     December 31, 2004.........      70         12.63     11.45       1.40%      2.65%       873      11.38%      9.99%      1.47%
     December 31, 2003.........      14         11.34     11.06       1.40%      2.05%       156      27.57%     26.82%      0.43%
     December 31, 2002.........      25          8.89      8.72       1.40%      2.00%       221     -20.49%    -20.97%      0.20%
     December 31, 2001.........       1         11.18     11.03       1.40%      2.00%         7      -6.08%     -6.36%      0.00%
   Inflation Protection Fund
     December 31, 2005.........       5         10.57     10.35       1.40%      2.65%        55       0.19%     -1.05%      4.14%
     December 31, 2004.........       6         10.55     10.46       1.40%      2.65%        63       5.08%      4.18%      2.40%
     Inception May 1, 2004.....      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   International Fund
     December 31, 2005.........      35         12.56     12.72       1.40%      2.65%       439      11.64%     10.32%      1.24%
     December 31, 2004.........      41         11.25     11.53       1.40%      2.65%       461      13.41%     11.94%      0.39%
     December 31, 2003.........      22          9.92      9.68       1.40%      2.05%       214      22.78%     22.05%      0.19%
     December 31, 2002.........      17          8.08      7.93       1.40%      2.00%       133     -21.48%    -21.95%      0.05%
     December 31, 2001.........      --         10.29     10.16       1.40%      2.00%        --     -11.92%    -12.19%      0.00%
   Value Fund
     December 31, 2005.........      35         16.57     11.90       1.40%      2.65%       551       3.63%      2.32%      0.75%
     December 31, 2004.........      42         15.99     11.63       1.40%      2.65%       637      12.68%     11.29%      0.78%
     December 31, 2003.........      35         14.19     13.84       1.40%      2.05%       498      27.17%     26.41%      0.66%
     December 31, 2002.........      37         11.16     10.95       1.40%      2.00%       416     -13.84%    -14.35%      1.37%
     December 31, 2001.........      12         12.95     12.78       1.40%      2.00%       160       3.77%      3.46%      0.00%
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2005.........       2         11.49     11.40       1.40%      2.65%        27      13.43%     12.54%      0.00%
     Inception May 1, 2005.....      --         10.13     10.13        N/A        N/A         --        N/A        N/A        N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2005.........      25          9.81     10.66       1.40%      2.65%       247       2.19%      0.95%      0.00%
     December 31, 2004.........      37          9.60     10.56       1.40%      2.65%       367       4.69%      3.43%      0.69%
     December 31, 2003.........      10          9.17      8.94       1.40%      2.05%        87      24.25%     23.51%      0.07%
     December 31, 2002.........       1          7.38      7.24       1.40%      2.00%         9     -29.94%    -30.36%      0.23%
     December 31, 2001.........       1         10.53     10.40       1.40%      2.00%         8     -11.32%    -11.58%      0.15%
DREYFUS STOCK INDEX FUND
     December 31, 2005.........     134         12.19     11.41       1.40%      2.65%     1,610       3.31%      1.97%      1.61%
     December 31, 2004.........     157         11.80     11.19       1.40%      2.65%     1,831       9.06%      7.80%      1.99%
     December 31, 2003.........     114         10.82     10.55       1.40%      2.05%     1,232      26.58%     25.82%      0.96%
     December 31, 2002.........     115          8.55      8.39       1.40%      2.00%       980     -23.44%    -23.90%      1.50%
     December 31, 2001.........      15         11.17     11.02       1.40%      2.00%       170      -7.31%     -7.58%      0.61%
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2005.........      17          9.95     11.25       1.40%      2.65%       180       4.74%      3.50%      0.00%
     December 31, 2004.........      18          9.50     10.87       1.40%      2.65%       184       6.38%      5.02%      1.74%
     December 31, 2003.........       8          8.93      8.71       1.40%      2.05%        69      21.81%     21.08%      0.65%
     December 31, 2002.........       5          7.33      7.19       1.40%      2.00%        38     -23.69%    -24.15%      0.29%
     December 31, 2001.........      --          9.60      9.48       1.40%      2.00%         4      -7.78%     -8.06%      0.81%
   International Value Portfolio
     December 31, 2005.........      54         14.68     13.34       1.40%      2.65%       786      10.38%      8.99%      0.00%
     December 31, 2004.........      53         13.30     12.24       1.40%      2.65%       698      18.33%     16.91%      1.35%
     December 31, 2003.........      26         11.24     10.96       1.40%      2.05%       295      34.46%     33.66%      0.53%
     December 31, 2002.........       6          8.36      8.20       1.40%      2.00%        51     -13.45%    -13.97%      0.54%
     December 31, 2001.........      --          9.66      9.53       1.40%      2.00%         3      -7.87%     -8.15%      1.08%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2005.........      12          8.84     11.44       1.40%      2.65%       117       4.74%      3.53%      7.98%
     December 31, 2004.........      24          8.44     11.05       1.40%      2.65%       207       8.48%      7.07%      4.01%
     December 31, 2003.........      13          7.78      7.59       1.40%      2.05%       103      18.99%     18.28%      4.09%
     December 31, 2002.........     109          6.54      6.42       1.40%      2.00%       714     -25.01%    -25.46%      2.77%
     December 31, 2001.........      --          8.72      8.61       1.40%      2.00%         2     -10.30%    -10.57%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (CONTINUED)
   High Income Bond Fund II
     December 31, 2005.........      65        $11.91    $10.87       1.40%      2.65%    $  762       1.28%      0.00%      7.64%
     December 31, 2004.........     140         11.76     10.87       1.40%      2.65%     1,640       8.89%      7.52%      3.98%
     December 31, 2003.........     140         10.80     10.53       1.40%      2.05%     1,505      20.52%     19.80%      6.50%
     December 31, 2002.........     173          8.96      8.79       1.40%      2.00%     1,545      -0.04%     -0.65%      2.09%
     December 31, 2001.........       9          8.96      8.85       1.40%      2.00%        84      -0.70%     -0.99%      0.00%
   International Equity Fund II
     December 31, 2005.........      23         13.29     12.22       1.40%      2.65%       301       7.52%      6.26%      0.00%
     December 31, 2004.........      36         12.36     11.50       1.40%      2.65%       446      12.47%     11.00%      0.00%
     December 31, 2003.........      15         10.99     10.71       1.40%      2.05%       165      30.02%     29.25%      0.00%
     December 31, 2002.........      12          8.45      8.29       1.40%      2.00%       101     -23.84%    -24.29%      0.00%
     December 31, 2001.........      --         11.09     10.95       1.40%      2.00%        --     -15.92%    -16.17%      0.00%
JANUS ASPEN SERIES:
   Growth and Income Portfolio
     December 31, 2005.........      40         15.00     12.34       1.40%      2.65%       586      10.78%      9.40%      0.75%
     December 31, 2004.........      21         13.54     11.28       1.40%      2.65%       276      10.35%      8.99%      0.83%
     December 31, 2003.........       9         12.27     12.21       1.40%      2.05%       106      17.26%     16.83%      0.78%
     Inception March 21, 2003..      --         10.23     10.45        N/A        N/A         --        N/A        N/A        N/A
   International Growth Portfolio
     December 31, 2005.........      13         22.09     15.46       1.40%      2.65%       253      30.48%     28.83%      1.21%
     December 31, 2004.........       5         16.93     12.00       1.40%      2.65%        62      17.24%     15.83%      0.69%
     December 31, 2003.........      --         14.44     14.37       1.40%      2.05%         1      35.86%     35.31%      0.37%
     Inception March 21, 2003..      --         10.14     10.62        N/A        N/A         --        N/A        N/A        N/A
   Large Cap Growth Portfolio
     December 31, 2005.........      37         15.62     10.57       1.40%      2.65%       529       2.83%      1.54%      0.36%
     December 31, 2004.........      26         15.19     10.41       1.40%      2.65%       379       3.05%      1.76%      0.12%
     December 31, 2003.........      36         14.74     14.51       1.40%      2.05%       527     123.60%    121.97%      0.05%
     December 31, 2002.........      47          6.59      6.54       1.40%      2.00%       312     -27.74%    -28.18%      0.00%
     December 31, 2001.........       6          9.12      9.10       1.40%      2.00%        57     -31.87%    -31.35%      0.00%
   Mid Cap Growth Portfolio
     December 31, 2005.........      53         14.33     13.07       1.40%      2.65%       746      10.74%      9.37%      0.00%
     December 31, 2004.........      42         12.94     11.95       1.40%      2.65%       545      19.04%     17.50%      0.00%
     December 31, 2003.........      29         10.87     10.60       1.40%      2.05%       316      33.23%     32.43%      0.00%
     December 31, 2002.........      26          8.16      8.00       1.40%      2.00%       213     -28.94%    -29.36%      0.00%
     December 31, 2001.........       1         11.48     11.33       1.40%      2.00%        13     -17.64%    -17.88%      0.00%
   Worldwide Growth Portfolio
     December 31, 2005.........      16         11.84     10.91       1.40%      2.65%       185       4.41%      3.12%      1.32%
     December 31, 2004.........      23         11.34     10.58       1.40%      2.65%       256       3.09%      2.03%      0.96%
     December 31, 2003.........      40         11.00     10.75       1.40%      2.05%       439      58.02%     55.81%      0.10%
     December 31, 2002.........      46          6.96      6.90       1.40%      2.00%       321     -26.74%    -27.18%      0.77%
     December 31, 2001.........       1          9.50      9.48       1.40%      2.00%        12     -31.46%    -30.93%      0.13%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2005.........      71         17.57     17.20       1.40%      2.65%     1,236      38.89%     37.05%      0.24%
     December 31, 2004.........       3         12.65     12.55       1.40%      2.65%        42      28.82%     27.93%      0.03%
     Inception May 1, 2004.....      --          9.82      9.81        N/A        N/A         --        N/A        N/A        N/A
   Equity Portfolio
     December 31, 2005.........      10         11.91     11.34       1.40%      2.65%       124       1.88%      0.71%      0.82%
     December 31, 2004.........       2         11.69     11.26       1.40%      2.65%        18      10.28%      8.90%      0.41%
     December 31, 2003.........       3         10.60     10.34       1.40%      2.05%        35      22.29%     21.56%      0.25%
     December 31, 2002.........      11          8.67      8.51       1.40%      2.00%        98     -17.42%    -17.91%      0.07%
     December 31, 2001.........       2         10.50     10.36       1.40%      2.00%        17      -9.09%     -9.37%      0.82%
   International Equity Portfolio
     December 31, 2005.........       4         12.32     12.07       1.40%      2.65%        45       9.12%      7.77%      0.94%
     December 31, 2004.........       2         11.29     11.20       1.40%      2.65%        20      13.70%     12.79%      0.00%
     Inception May 1, 2004.....      --          9.93      9.93        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.: (continued)
   Small Cap Portfolio
     December 31, 2005.........      43        $17.20    $11.58       1.40%      2.65%    $  710       2.56%      1.31%      0.00%
     December 31, 2004.........      59         16.77     11.43       1.40%      2.65%       964      13.23%     11.84%      0.00%
     December 31, 2003.........      62         14.81     14.44       1.40%      2.05%       919      35.32%     34.51%      0.00%
     December 31, 2002.........      61         10.94     10.73       1.40%      2.00%       666     -18.82%    -19.31%      0.00%
     December 31, 2001.........      53         13.48     13.30       1.40%      2.00%       717       6.64%      6.32%     16.82%
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2005.........      41         14.36     11.92       1.40%      2.65%       581       2.35%      1.10%      2.04%
     December 31, 2004.........      38         14.03     11.79       1.40%      2.65%       532      14.81%     13.47%      2.86%
     December 31, 2003.........       6         12.22     12.17       1.40%      2.05%        76      22.16%     21.66%      0.48%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Growth and Income Portfolio
     December 31, 2005.........      97         15.44     11.53       1.40%      2.65%     1,559       1.85%      0.61%      1.03%
     December 31, 2004.........     101         15.16     11.46       1.40%      2.65%     1,495      11.06%      9.67%      1.03%
     December 31, 2003.........      60         13.65     13.31       1.40%      2.05%       813      29.19%     28.42%      0.44%
     December 31, 2002.........      58         10.56     10.37       1.40%      2.00%       611     -19.17%    -19.66%      0.88%
     December 31, 2001.........       3         13.07     12.90       1.40%      2.00%        33      -4.01%     -4.30%      0.56%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Portfolio
     December 31, 2005.........       3         14.04     11.11       1.40%      2.65%        43       1.52%      0.18%      0.00%
     December 31, 2004.........       8         13.83     11.09       1.40%      2.65%       103      10.29%      8.94%      0.00%
     December 31, 2003.........       1         12.54     12.49       1.40%      2.05%        19      24.90%     24.41%      0.00%
     Inception May 1, 2003.....      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   High Income Bond Portfolio
     December 31, 2005.........      --         10.32     10.24       1.40%      2.65%         4       3.20%      2.40%      6.75%
     Inception May 1, 2005.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Limited Maturity Bond Portfolio
     December 31, 2005.........      48         12.06      9.71       1.40%      2.65%       533       0.08%     -1.22%      2.69%
     December 31, 2004.........      44         12.05      9.83       1.40%      2.65%       498      -0.66%     -1.90%      3.92%
     December 31, 2003.........      28         12.13     11.83       1.40%      2.05%       341       1.00%      0.40%      1.34%
     December 31, 2002.........      49         12.00     11.78       1.40%      2.00%       586       3.87%      3.25%      2.70%
     December 31, 2001.........      48         11.56     11.41       1.40%      2.00%       557       3.05%      2.75%      0.00%
   Mid-Cap Growth Portfolio
     December 31, 2005.........      31          9.75     12.69       1.40%      2.65%       304      12.20%     10.83%      0.00%
     December 31, 2004.........      46          8.69     11.45       1.40%      2.65%       412      14.64%     13.25%      0.00%
     December 31, 2003.........      25          7.58      7.46       1.40%      2.05%       186      26.29%     25.54%      0.00%
     December 31, 2002.........       7          6.00      5.94       1.40%      2.00%        42     -30.32%    -30.74%      0.00%
     December 31, 2001.........      10          8.61      8.58       1.40%      2.00%        82     -12.93%    -13.19%      0.00%
   Partners Portfolio
     December 31, 2005.........      28         13.79     13.72       1.40%      2.65%       389      16.47%     14.91%      1.21%
     December 31, 2004.........      28         11.84     11.94       1.40%      2.65%       324      17.34%     15.92%      0.02%
     December 31, 2003.........      10         10.09      9.84       1.40%      2.05%       100      33.21%     32.42%      0.00%
     December 31, 2002.........       2          7.58      7.43       1.40%      2.00%        12     -25.20%    -25.65%      0.26%
     December 31, 2001.........      --         10.13     10.00       1.40%      2.00%        --      -3.51%     -3.80%      0.00%
   Regency Portfolio
     December 31, 2005.........       7         17.37     13.31       1.40%      2.65%       122      10.50%      9.01%      0.09%
     December 31, 2004.........      19         15.72     12.21       1.40%      2.65%       280      20.64%     19.24%      0.02%
     December 31, 2003.........      --         13.03     12.98       1.40%      2.05%         5      30.19%     29.68%      0.00%
     Inception May 1, 2003.....      --         10.01     10.01        N/A        N/A         --        N/A        N/A        N/A
   Socially Responsive Portfolio
     December 31, 2005.........       5         11.90     11.66       1.40%      2.65%        57       5.40%      4.11%      0.00%
     December 31, 2004.........      --         11.29     11.20       1.40%      2.65%        --      12.79%     11.89%      0.00%
     Inception May 1, 2004.....      --         10.01     10.01        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
   Money Market Portfolio
     December 31, 2005.........      23        $10.11    $ 9.90       1.40%      2.65%    $  230       1.30%      0.10%      2.81%
     December 31, 2004.........      11          9.98      9.89       1.40%      2.65%       113      -0.20%     -1.10%      0.93%
     Inception May 1, 2004.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Real Return Portfolio
     December 31, 2005.........      64         11.37     10.59       1.40%      2.65%       720       0.71%     -0.66%      2.84%
     December 31, 2004.........      51         11.29     10.66       1.40%      2.65%       570       7.32%      6.07%      1.11%
     December 31, 2003.........       7         10.52     10.47       1.40%      2.05%        74       4.79%      4.43%      0.30%
     Inception May 1, 2003.....      --         10.04     10.03        N/A        N/A         --        N/A        N/A        N/A
   Short-Term Portfolio
     December 31, 2005.........      25         10.12      9.91       1.40%      2.65%       248       1.10%     -0.20%      3.06%
     December 31, 2004.........       2         10.01      9.93       1.40%      2.65%        24       0.10%     -0.70%      1.02%
     Inception May 1, 2004.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Total Return Portfolio
     December 31, 2005.........     113         10.57     10.28       1.40%      2.65%     1,188       1.05%     -0.19%      3.57%
     December 31, 2004.........      53         10.46     10.30       1.40%      2.65%       557       3.46%      2.18%      1.95%
     December 31, 2003.........      12         10.11     10.07       1.40%      2.05%       119       1.02%      0.71%      0.63%
     Inception May 1, 2003.....      --         10.01     10.00        N/A        N/A         --        N/A        N/A        N/A
PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
     December 31, 2005.........      --          9.98      9.92       1.40%      2.65%         3      -0.20%     -0.80%      2.10%
     Inception July 15, 2005...      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Equity Income Portfolio
     December 31, 2005.........      54         10.88     12.09       1.40%      2.65%       590       4.02%      2.72%      2.17%
     December 31, 2004.........      35         10.46     11.77       1.40%      2.65%       371      14.44%     13.06%      2.16%
     December 31, 2003.........      18          9.14      8.97       1.40%      2.05%       168      20.57%     19.85%      1.15%
     December 31, 2002.........       4          7.58      7.49       1.40%      2.00%        27     -17.22%    -17.71%      2.39%
     December 31, 2001.........       2          9.16      9.10       1.40%      2.00%        22      -4.58%     -4.86%      0.45%
   Europe Portfolio
     December 31, 2005.........       9          9.73     12.72       1.40%      2.65%        90       6.34%      5.04%      0.65%
     December 31, 2004.........       3          9.15     12.11       1.40%      2.65%        28      16.56%     15.00%      0.07%
     December 31, 2003.........      12          7.85      7.71       1.40%      2.05%        94      31.08%     30.29%      0.00%
     December 31, 2002.........      --          5.99      5.92       1.40%      2.00%        --     -20.19%    -20.66%      0.00%
     December 31, 2001.........      --          7.51      7.46       1.40%      2.00%        --      -6.56%     -6.84%      0.00%
   Fund Portfolio
     December 31, 2005.........      65          9.71     11.50       1.40%      2.65%       625       4.52%      3.14%      1.19%
     December 31, 2004.........      67          9.29     11.15       1.40%      2.65%       626       9.29%      8.04%      1.21%
     December 31, 2003.........       8          8.50      8.34       1.40%      2.05%        64      21.72%     21.00%      0.64%
     December 31, 2002.........       3          6.98      6.90       1.40%      2.00%        18     -20.38%    -20.85%      0.86%
     December 31, 2001.........       4          8.77      8.71       1.40%      2.00%        35      -7.15%     -7.42%      0.23%
   High Yield Portfolio
     December 31, 2005.........      91         10.44     10.36       1.40%      2.65%       955       4.40%      3.60%      3.59%
     Inception May 1, 2005.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Mid Cap Value Portfolio
     December 31, 2005.........       7         10.90     10.81       1.40%      2.65%        80       8.35%      7.46%      0.17%
     Inception May 1, 2005.....      --         10.06     10.06        N/A        N/A         --        N/A        N/A        N/A
   Money Market Portfolio
     December 31, 2005.........      --         10.09     10.01       1.40%      2.65%        --       0.90%      0.10%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
POTOMAC INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2005.........       5         10.43     10.34       1.40%      2.65%        49       3.68%      2.89%      0.00%
     Inception May 1, 2005.....      --         10.06     10.05        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     December 31, 2005.........      39        $18.23    $12.25       1.40%      2.65%    $  653      10.02%      8.70%      0.64%
     December 31, 2004.........      37         16.57     11.27       1.40%      2.65%       550      12.26%     10.82%      0.00%
     December 31, 2003.........      10         14.76     14.70       1.40%      2.05%       146      46.81%     46.26%      0.00%
     Inception May 1, 2003.....      --         10.05     10.05        N/A        N/A         --        N/A        N/A        N/A
   Small-Cap Portfolio
     December 31, 2005.........      78         18.37     13.08       1.40%      2.65%     1,356       7.05%      5.74%      0.00%
     December 31, 2004.........      71         17.16     12.37       1.40%      2.65%     1,178      23.19%     21.63%      0.00%
     December 31, 2003.........      14         13.93     13.87       1.40%      2.05%       197      39.54%     39.01%      0.00%
     Inception May 1, 2003.....      --          9.98      9.98        N/A        N/A         --        N/A        N/A        N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2005.........       3         11.27     11.17       1.40%      2.65%        31      12.25%     11.25%      0.45%
     Inception May 1, 2005.....      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   Cls Advisorone Clermont Fund
     December 31, 2005.........      --         10.53     10.44       1.40%      2.65%        --       4.99%      4.09%      0.00%
     Inception May 1, 2005.....      --         10.03     10.03        N/A        N/A         --        N/A        N/A        N/A
   Arktos Fund
     December 31, 2005.........      32          8.62      8.44       1.40%      2.65%       273      -0.12%     -1.40%      0.00%
     December 31, 2004.........       1          8.63      8.56       1.40%      2.65%        12     -14.64%    -15.33%      0.00%
     Inception May 1, 2004.....      --         10.11     10.11        N/A        N/A         --        N/A        N/A        N/A
   Banking Fund
     December 31, 2005.........      --         11.10     10.87       1.40%      2.65%         4      -4.15%     -5.31%      1.73%
     December 31, 2004.........      --         11.58     11.48       1.40%      2.65%         1      14.65%     13.78%      1.65%
     Inception May 1, 2004.....      --         10.10     10.09        N/A        N/A         --        N/A        N/A        N/A
   Basic Materials Fund
     December 31, 2005.........      81         12.69     12.43       1.40%      2.65%     1,019       2.59%      1.39%      0.28%
     December 31, 2004.........       4         12.37     12.26       1.40%      2.65%        55      24.07%     22.97%      0.17%
     Inception May 1, 2004.....      --          9.97      9.97        N/A        N/A         --        N/A        N/A        N/A
   Biotechnology Fund
     December 31, 2005.........      72         10.09      9.89       1.40%      2.65%       716       9.08%      7.85%      0.00%
     December 31, 2004.........       2          9.25      9.17       1.40%      2.65%        19      -5.61%     -6.33%      0.00%
     Inception May 1, 2004.....      --          9.80      9.79        N/A        N/A         --        N/A        N/A        N/A
   Commodities Fund
     December 31, 2005.........       2          9.64      9.61       1.40%      2.65%        20      -4.08%     -4.38%      1.29%
     Inception October 21, 2005      --         10.05     10.05     N/A        N/A           N/A     N/A        N/A        N/A
   Consumer Products Fund
     December 31, 2005.........       7         10.22     10.01       1.40%      2.65%        74      -1.73%     -3.00%      0.01%
     December 31, 2004.........      --         10.40     10.32       1.40%      2.65%         3       2.97%      2.28%      0.02%
     Inception May 1, 2004.....      --         10.10     10.09        N/A        N/A         --        N/A        N/A        N/A
   Electronics Fund
     December 31, 2005.........      41          9.32      9.13       1.40%      2.65%       379       2.42%      1.22%      0.00%
     December 31, 2004.........       2          9.10      9.02       1.40%      2.65%        18      -6.57%     -7.39%      0.00%
     Inception May 1, 2004.....      --          9.74      9.74        N/A        N/A         --        N/A        N/A        N/A
   Energy Fund
     December 31, 2005.........      88         16.52     16.18       1.40%      2.65%     1,459      36.53%     34.95%      0.02%
     December 31, 2004.........      39         12.10     11.99       1.40%      2.65%       471      18.40%     17.32%      0.01%
     Inception May 1, 2004.....      --         10.22     10.22        N/A        N/A         --        N/A        N/A        N/A
   Energy Services Fund
     December 31, 2005.........      68         17.67     17.31       1.40%      2.65%     1,198      46.15%     44.49%      0.00%
     December 31, 2004.........      37         12.09     11.98       1.40%      2.65%       447      18.88%     17.80%      0.00%
     Inception May 1, 2004.....      --         10.17     10.17        N/A        N/A         --        N/A        N/A        N/A
   Financial Services Fund
     December 31, 2005.........      17         11.69     11.45       1.40%      2.65%       201       1.92%      0.70%      0.30%
     December 31, 2004.........       2         11.47     11.37       1.40%      2.65%        26      14.13%     13.13%      0.97%
     Inception May 1, 2004.....      --         10.05     10.05        N/A        N/A         --        N/A        N/A       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Health Care Fund
     December 31, 2005.........      17        $10.97    $10.75       1.40%      2.65%    $  185       9.05%      7.82%      0.00%
     December 31, 2004.........       1         10.06      9.97       1.40%      2.65%         9      -0.10%     -0.89%      0.00%
     Inception May 1, 2004.....      --         10.07     10.06        N/A        N/A         --        N/A        N/A        N/A
   Internet Fund
     December 31, 2005.........      37         10.88     10.66       1.40%      2.65%       399      -2.77%     -3.96%      0.00%
     December 31, 2004.........       2         11.19     11.10       1.40%      2.65%        21      14.30%     13.38%      0.00%
     Inception May 1, 2004.....      --          9.79      9.79        N/A        N/A         --        N/A        N/A        N/A
   Inverse Dynamic Dow 30 Fund
     December 31, 2005.........      --          8.73      8.58       1.40%      2.65%         1       0.23%     -1.04%      0.13%
     December 31, 2004.........      --          8.71      8.67       1.40%      2.65%         1     -13.59%    -13.99%      0.00%
     Inception July 15, 2004...      --         10.08     10.08        N/A        N/A         --        N/A        N/A        N/A
   Inverse Mid-Cap Fund
     December 31, 2005.........      --          7.92      7.78       1.40%      2.65%        --      -9.38%    -10.57%      0.00%
     December 31, 2004.........      --          8.74      8.70       1.40%      2.65%        --     -12.07%    -12.47%      0.00%
     Inception July 15, 2004...      --          9.94      9.94        N/A        N/A         --        N/A        N/A        N/A
   Inverse Small-Cap Fund
     December 31, 2005.........      48          8.09      7.94       1.40%      2.65%       386      -4.37%     -5.59%     10.80%
     December 31, 2004.........      --          8.46      8.41       1.40%      2.65%        --     -15.06%    -15.56%      0.00%
     Inception July 15, 2004...      --          9.96      9.96        N/A        N/A         --        N/A        N/A        N/A
   Juno Fund
     December 31, 2005.........       3          8.10      7.84       1.40%      2.65%        28      -6.47%     -7.66%      0.00%
     December 31, 2004.........       8          8.66      8.49       1.40%      2.65%        65     -11.99%    -13.01%      0.00%
     December 31, 2003.........       1          9.84      9.80       1.40%      2.05%        10      -1.64%     -2.04%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Large-Cap Europe Fund
     December 31, 2005.........       4         12.63     12.36       1.40%      2.65%        43       4.90%      3.52%      0.70%
     December 31, 2004.........      --         12.04     11.94       1.40%      2.65%         1      19.09%     18.10%     14.50%
     Inception May 1, 2004.....      --         10.11     10.11        N/A        N/A         --        N/A        N/A        N/A
   Large-Cap Growth Fund
     December 31, 2005.........      12         10.53     10.34       1.40%      2.65%       121       0.38%     -0.86%      0.18%
     December 31, 2004.........      --         10.49     10.43       1.40%      2.65%         2       5.32%      4.72%      2.01%
     Inception July 15, 2004...      --          9.96      9.96        N/A        N/A         --        N/A        N/A        N/A
   Large-Cap Japan Fund
     December 31, 2005.........      49         12.25     11.99       1.40%      2.65%       591      18.70%     17.20%      0.00%
     December 31, 2004.........       2         10.32     10.23       1.40%      2.65%        26       4.56%      3.65%      0.00%
     Inception May 1, 2004.....      --          9.87      9.87        N/A        N/A         --        N/A        N/A        N/A
   Large-Cap Value Fund
     December 31, 2005.........       4         11.47     11.27       1.40%      2.65%        48       2.69%      1.44%      1.75%
     December 31, 2004.........      --         11.17     11.11       1.40%      2.65%        --      12.15%     11.55%      0.00%
     Inception July 15, 2004...      --          9.96      9.96        N/A        N/A         --        N/A        N/A        N/A
   Leisure Fund
     December 31, 2005.........       9         10.79     10.57       1.40%      2.65%        98      -6.26%     -7.36%      0.00%
     December 31, 2004.........       1         11.51     11.41       1.40%      2.65%         5      14.87%     13.87%      0.00%
     Inception May 1, 2004.....      --         10.02     10.02        N/A        N/A         --        N/A        N/A        N/A
   Long Dynamic Dow 30 Fund
     December 31, 2005.........      --         10.47     10.29       1.40%      2.65%         1      -5.16%     -6.28%      1.28%
     December 31, 2004.........       1         11.04     10.98       1.40%      2.65%         5      11.29%     10.69%      8.31%
     Inception July 15, 2004...      --          9.92      9.92        N/A        N/A         --        N/A        N/A        N/A
   Medius Fund
     December 31, 2005.........      10         20.09     13.48       1.40%      2.65%       178      12.49%     11.13%      0.00%
     December 31, 2004.........      32         17.86     12.13       1.40%      2.65%       550      20.43%     18.92%      0.00%
     December 31, 2003.........       1         14.83     14.77       1.40%      2.05%        12      48.26%     47.66%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Mekros Fund
     December 31, 2005.........      30        $20.01    $12.75       1.40%      2.65%    $  521       2.46%      1.19%      3.07%
     December 31, 2004.........      47         19.53     12.60       1.40%      2.65%       770      23.45%     21.86%      0.00%
     December 31, 2003.........      14         15.82     15.76       1.40%      2.05%       220      57.96%     57.39%      6.15%
     Inception May 1, 2003.....      --         10.01     10.01        N/A        N/A         --        N/A        N/A        N/A
   Mid-Cap Growth Fund
     December 31, 2005.........      15         12.16     11.94       1.40%      2.65%       182       9.95%      8.55%      0.00%
     December 31, 2004.........      --         11.06     11.00       1.40%      2.65%         1       9.94%      9.34%      0.00%
     Inception July 15, 2004...      --         10.06     10.06        N/A        N/A         --        N/A        N/A        N/A
   Mid-Cap Value Fund
     December 31, 2005.........       2         12.09     11.88       1.40%      2.65%        21       6.80%      5.51%      0.16%
     December 31, 2004.........      --         11.32     11.26       1.40%      2.65%         4      12.75%     12.15%      0.03%
     Inception July 15, 2004...      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   Nova Fund
     December 31, 2005.........      20         11.50     11.89       1.40%      2.65%       227       2.59%      1.28%      0.46%
     December 31, 2004.........      16         11.21     11.74       1.40%      2.65%       178      13.00%     11.60%      0.04%
     December 31, 2003.........      24          9.92      9.71       1.40%      2.05%       236      37.26%     36.45%      0.00%
     December 31, 2002.........      15          7.23      7.11       1.40%      2.00%       107     -36.62%    -37.00%     11.46%
     December 31, 2001.........      21         11.41     11.29       1.40%      2.00%       240     -13.60%    -13.86%      0.00%
   OTC Fund
     December 31, 2005.........      12         14.04     10.70       1.40%      2.65%       158      -0.28%     -1.56%      0.00%
     December 31, 2004.........      55         14.08     10.87       1.40%      2.65%       762       7.81%      6.46%      0.00%
     December 31, 2003.........      32         13.06     12.77       1.40%      2.05%       420      43.40%     42.55%      0.00%
     December 31, 2002.........      29          9.10      8.96       1.40%      2.00%       261     -39.71%    -40.07%      0.00%
     December 31, 2001.........      12         15.10     14.95       1.40%      2.00%       186     -15.98%    -16.23%      0.00%
   Precious Metals Fund
     December 31, 2005.........      14         13.66     13.38       1.40%      2.65%       188      19.20%     17.78%      0.00%
     December 31, 2004.........       2         11.46     11.36       1.40%      2.65%        24      14.60%     13.60%      0.00%
     Inception May 1, 2004.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Real Estate Fund
     December 31, 2005.........      10         14.13     13.84       1.40%      2.65%       147       5.68%      4.37%      5.25%
     December 31, 2004.........      32         13.37     13.26       1.40%      2.65%       423      32.51%     31.42%      0.87%
     Inception May 1, 2004.....      --         10.09     10.09        N/A        N/A         --        N/A        N/A        N/A
   Retailing Fund
     December 31, 2005.........      --         11.09     10.86       1.40%      2.65%        --       4.03%      2.65%      0.00%
     December 31, 2004.........      --         10.66     10.58       1.40%      2.65%        --       6.71%      5.91%      0.00%
     Inception May 1, 2004.....      --          9.99      9.99        N/A        N/A         --        N/A        N/A        N/A
   Sector Rotation Fund
     December 31, 2005.........       9         15.30     12.17       1.40%      2.65%       120      12.17%     10.74%      0.00%
     December 31, 2004.........       5         13.64     10.99       1.40%      2.65%        56       9.12%      7.85%      0.00%
     December 31, 2003.........      --         12.50     12.45       1.40%      2.05%         4      24.67%     24.23%      0.00%
     Inception May 1, 2003.....      --         10.02     10.02        N/A        N/A         --        N/A        N/A        N/A
   Small-Cap Growth Fund
     December 31, 2005.........       8         12.08     11.86       1.40%      2.65%        99       4.77%      3.40%      0.00%
     December 31, 2004.........       5         11.53     11.47       1.40%      2.65%        52      14.61%     14.02%      0.00%
     Inception July 15, 2004...      --         10.06     10.06        N/A        N/A         --        N/A        N/A        N/A
   Small-cap Value Fund
     December 31, 2005.........       9         11.75     11.54       1.40%      2.65%       108       2.17%      0.87%      0.00%
     December 31, 2004.........      34         11.50     11.44       1.40%      2.65%       389      14.54%     13.94%      0.10%
     Inception July 15, 2004...      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   Strengthening Dollar Fund
     December 31, 2005.........      --         10.35     10.32       1.40%      2.65%        --       2.27%      1.98%      0.00%
     Inception October 21, 2005      --         10.12     10.12        N/A        N/A        N/A        N/A        N/A        N/A
   Technology Fund
     December 31, 2005.........      33         10.64     10.42       1.40%      2.65%       350       1.72%      0.39%      0.00%
     December 31, 2004.........      --         10.46     10.38       1.40%      2.65%        --       6.30%      5.49%      0.00%
     Inception May 1, 2004.....      --          9.84      9.84        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Telecommunications Fund
     December 31, 2005.........      33        $10.80    $10.58       1.40%      2.65%    $  359      -0.28%     -1.49%      0.00%
     December 31, 2004.........       2         10.83     10.74       1.40%      2.65%        18       9.50%      8.59%      0.00%
     Inception May 1, 2004.....      --          9.89      9.89        N/A        N/A         --        N/A        N/A        N/A
   Titan 500 Fund
     December 31, 2005.........      94         11.78     11.54       1.40%      2.65%     1,107       1.90%      0.70%      0.13%
     December 31, 2004.........      --         11.56     11.46       1.40%      2.65%         1      15.02%     14.03%      0.00%
     Inception May 1, 2004.....      --         10.05     10.05        N/A        N/A         --        N/A        N/A        N/A
   Transportation Fund
     December 31, 2005.........      20         13.44     13.16       1.40%      2.65%       263       7.01%      5.62%      0.00%
     December 31, 2004.........       6         12.56     12.46       1.40%      2.65%        74      25.35%     24.35%      0.00%
     Inception May 1, 2004.....      --         10.02     10.02        N/A        N/A         --        N/A        N/A        N/A
   U.S. Government Bond Fund
     December 31, 2005.........       6         10.98     11.27       1.40%      2.65%        61       6.19%      4.84%      3.38%
     December 31, 2004.........       7         10.34     10.75       1.40%      2.65%        72       6.93%      5.60%      3.27%
     December 31, 2003.........       1          9.67      9.63       1.40%      2.05%         9      -3.18%     -3.62%      1.09%
     Inception May 1, 2003.....      --          9.99      9.99        N/A        N/A         --        N/A        N/A        N/A
   U.S. Government Money Market Fund
     December 31, 2005.........     545          9.75      9.68       1.40%      2.65%     5,296       0.52%     -0.62%      1.93%
     December 31, 2004.........     206          9.70      9.74       1.40%      2.65%     1,992      -1.12%     -2.40%      0.25%
     December 31, 2003.........      14          9.81      9.65       1.40%      2.05%       142      -1.38%     -1.96%      0.00%
     December 31, 2002.........      12          9.95      9.85       1.40%      2.00%       118      -0.93%     -1.52%      0.40%
     December 31, 2001.........      15         10.04     10.00       1.40%      2.00%       149       0.15%     -0.15%      0.13%
   Ursa Fund
     December 31, 2005.........       9          6.95      8.12       1.40%      2.65%        62      -2.11%     -3.45%      0.00%
     December 31, 2004.........       9          7.10      8.41       1.40%      2.65%        66     -11.47%    -12.49%      0.00%
     December 31, 2003.........       9          8.02      7.99       1.40%      2.05%        71     -19.69%    -20.05%      0.00%
     Inception May 1, 2003.....      --          9.99      9.99        N/A        N/A         --        N/A        N/A        N/A
   Utilities Fund
     December 31, 2005.........      58         12.57     12.31       1.40%      2.65%       726       9.02%      7.70%      0.61%
     December 31, 2004.........      15         11.53     11.43       1.40%      2.65%       178      14.61%     13.62%      1.85%
     Inception May 1, 2004.....      --         10.06     10.06        N/A        N/A         --        N/A        N/A        N/A
   Velocity 100 Fund
     December 31, 2005.........      88         11.58     11.34       1.40%      2.65%     1,023      -4.38%     -5.58%      0.00%
     December 31, 2004.........      35         12.11     12.01       1.40%      2.65%       418      23.95%     22.93%      0.47%
     Inception May 1, 2004.....      --          9.77      9.77        N/A        N/A         --        N/A        N/A        N/A
   Weakening Dollar Fund
     December 31, 2005.........      --          9.66      9.64       1.40%      2.65%        --      -2.23%     -2.43%      0.00%
     Inception October 21, 2005      --          9.88      9.88        N/A        N/A        N/A        N/A        N/A        N/A
SALOMON BROTHERS VARIABLE SERIES FUND INC:
   Aggressive Growth Fund
     December 31, 2005.........      --         11.76     11.66       1.40%      2.65%        --      17.25%     16.25%      0.00%
     Inception May 1, 2005.....      --         10.03     10.03        N/A        N/A         --        N/A        N/A        N/A
   All Cap Fund
     December 31, 2005.........      13         10.98     10.75       1.40%      2.65%       144       2.62%      1.32%      1.13%
     December 31, 2004.........       3         10.70     10.61       1.40%      2.65%        28       6.26%      5.36%      2.61%
     Inception May 1, 2004.....      --         10.07     10.07        N/A        N/A         --        N/A        N/A        N/A
   High Yield Bond Fund
     December 31, 2005.........      --         10.55     10.46       1.40%      2.65%        --       5.39%      4.50%      0.00%
     Inception May 1, 2005.....      --         10.01     10.01        N/A        N/A         --        N/A        N/A        N/A
   Large Cap Growth Fund
     December 31, 2005.........       3         10.30     10.08       1.40%      2.65%        35       3.83%      2.44%      0.01%
     December 31, 2004.........       1          9.92      9.84       1.40%      2.65%         8       0.10%     -0.71%      0.29%
     Inception May 1, 2004.....      --          9.91      9.91        N/A        N/A         --        N/A        N/A        N/A
   SB Government Portfolio
     December 31, 2005.........      --         10.01      9.93       1.40%      2.65%        --       0.10%     -0.70%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUND INC: (CONTINUED)
   Strategic Bond Fund
     December 31, 2005.........       5        $10.72    $10.50       1.40%      2.65%    $   51       1.04%     -0.19%      2.40%
     December 31, 2004.........      10         10.61     10.52       1.40%      2.65%       105       6.10%      5.20%     16.37%
     Inception May 1, 2004.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Total Return Fund
     December 31, 2005.........       2         10.79     10.57       1.40%      2.65%        22       1.89%      0.57%      3.01%
     December 31, 2004.........      --         10.59     10.51       1.40%      2.65%        --       5.69%      4.89%      0.68%
     Inception May 1, 2004.....      --         10.02     10.02        N/A        N/A         --        N/A        N/A        N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2005.........      39          5.94     11.48       1.40%      2.65%       231       5.88%      4.74%      0.00%
     December 31, 2004.........      46          5.61     10.96       1.40%      2.65%       259       9.36%      7.87%      0.00%
     December 31, 2003.........      24          5.13      5.02       1.40%      2.05%       121      42.06%     41.21%      0.00%
     December 31, 2002.........      24          3.61      3.55       1.40%      2.00%        85     -37.12%    -37.50%      0.00%
     December 31, 2001.........      11          5.74      5.68       1.40%      2.00%        62      -6.86%     -7.14%      0.00%
   Global Technology Portfolio
     December 31, 2005.........       8          5.08     10.65       1.40%      2.65%        49       6.50%      5.13%      0.00%
     December 31, 2004.........      12          4.77     10.13       1.40%      2.65%        70       2.36%      1.10%      0.00%
     December 31, 2003.........      12          4.66      4.56       1.40%      2.05%        58      34.17%     33.37%      0.00%
     December 31, 2002.........       7          3.47      3.42       1.40%      2.00%        23     -32.74%    -33.14%      0.00%
     December 31, 2001.........      16          5.16      5.11       1.40%      2.00%        83     -11.55%    -11.81%      0.50%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     December 31, 2005.........      77         18.37     13.35       1.40%      2.65%     1,323      13.05%     11.72%      0.85%
     December 31, 2004.........      24         16.25     11.95       1.40%      2.65%       332      18.27%     16.70%      0.68%
     December 31, 2003.........       6         13.74     13.69       1.40%      2.05%        74      37.45%     36.89%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2005.........      35          9.64      9.42       1.40%      2.65%       335      -1.23%     -2.38%      0.00%
     December 31, 2004.........      12          9.76      9.65       1.40%      2.65%       115      -1.71%     -2.92%      0.00%
     December 31, 2003.........       1          9.93      9.89       1.40%      2.05%         8      -0.74%     -1.14%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Worldwide Bond Fund
     December 31, 2005.........      24         13.54     10.34       1.40%      2.65%       315      -4.38%     -5.57%      6.62%
     December 31, 2004.........      20         14.16     10.95       1.40%      2.65%       271       7.68%      6.31%      6.09%
     December 31, 2003.........      13         13.15     12.83       1.40%      2.05%       175      16.52%     15.82%      3.29%
     December 31, 2002.........      30         11.28     11.07       1.40%      2.00%       334      19.97%     19.25%      0.00%
     December 31, 2001.........       1          9.41      9.29       1.40%      2.00%         7       1.57%      1.27%      0.00%
   Worldwide Emerging Markets Fund
     December 31, 2005.........      77         17.37     16.65       1.40%      2.65%     1,322      30.21%     28.57%      0.84%
     December 31, 2004.........      82         13.34     12.95       1.40%      2.65%     1,088      24.09%     22.63%      0.39%
     December 31, 2003.........      27         10.75     10.48       1.40%      2.05%       283      52.05%     51.14%      0.00%
     December 31, 2002.........       6          7.07      6.93       1.40%      2.00%        41      -4.25%     -4.83%      0.09%
     December 31, 2001.........      --          7.38      7.29       1.40%      2.00%         1      -2.14%     -2.43%      0.00%
   Worldwide Hard Assets Fund
     December 31, 2005.........      43         20.47     18.78       1.40%      2.65%       849      49.53%     47.64%      0.24%
     December 31, 2004.........      26         13.69     12.72       1.40%      2.65%       345      22.23%     20.80%      0.21%
     December 31, 2003.........      47         11.20     10.92       1.40%      2.05%       528      43.06%     42.21%      0.48%
     December 31, 2002.........      43          7.83      7.68       1.40%      2.00%       333      -4.20%     -4.77%      0.05%
     December 31, 2001.........       1          8.17      8.06       1.40%      2.00%         7      -7.37%     -7.65%      0.00%
   Worldwide Real Estate Fund
     December 31, 2005.........      31         20.32     16.14       1.40%      2.65%       613      19.32%     17.90%      2.06%
     December 31, 2004.........      32         17.03     13.69       1.40%      2.65%       543      34.31%     32.66%      0.91%
     December 31, 2003.........      12         12.68     12.37       1.40%      2.05%       147      32.63%     31.84%      0.52%
     December 31, 2002.........       4          9.56      9.38       1.40%      2.00%        40      -5.81%     -6.38%      0.30%
     December 31, 2001.........       1         10.15     10.02       1.40%      2.00%        12      -1.96%     -2.25%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT I
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH    NET     STANDARD    STD WITH
                                   UNITS    CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS  INVESTMENT
                                  ------    --------------------   --------------------   ------   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery Fund
     December 31, 2005.........      11        $11.36    $11.25       1.40%      2.65%    $  131      14.75%     13.64%      0.00%
     Inception April 8, 2005...      --          9.90      9.90        N/A        N/A        N/A        N/A        N/A        N/A
   Opportunity Fund
     December 31, 2005.........      50         17.48     12.43       1.40%      2.65%       821       6.39%      5.07%      0.00%
     December 31, 2004.........      50         16.43     11.83       1.40%      2.65%       783      16.61%     15.19%      0.00%
     December 31, 2003.........      25         14.09     13.74       1.40%      2.05%       357      35.10%     34.30%      0.04%
     December 31, 2002.........      37         10.43     10.23       1.40%      2.00%       390     -27.84%    -28.27%      0.53%
     December 31, 2001.........       3         14.45     14.27       1.40%      2.00%        47      -4.61%     -4.90%      5.03%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2005, were as follows:

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS         UNITS           END
                                                                  NOTES     OF THE YEAR     PURCHASED     REDEEMED        OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ...................................................               66,333.8       91,142.2    (104,127.7)      53,348.3
   Equity .....................................................               52,666.2      131,262.2     (66,123.0)     117,805.4
   Fixed Income ...............................................               41,107.1       30,437.8     (28,680.1)      42,864.8
   Focus 20 ...................................................     a         14,920.5        4,325.3     (19,245.8)           --
   Government Securities ......................................               40,608.7       19,987.4     (22,228.3)      38,367.8
   High Yield .................................................               81,066.3      344,369.6    (320,025.5)     105,410.4
   Money Market ...............................................              144,119.9    1,022,965.2    (890,240.9)     276,844.2
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ................................................               12,640.0        9,603.4      (3,302.8)      18,940.6
   Core Stock .................................................                4,116.7        2,169.3        (516.1)       5,769.9
   Financial Services .........................................                4,852.3        4,147.3      (2,503.9)       6,495.7
   Global Health Care .........................................     b         14,814.7       10,095.5      (5,300.1)      19,610.1
   High Yield .................................................               91,512.7      231,968.0    (307,114.7)      16,366.0
   Mid Cap Core ...............................................               25,204.9        9,237.3      (8,512.9)      25,929.3
   Real Estate ................................................               35,950.6       16,857.6     (18,140.9)      34,667.3
   Technology .................................................               97,451.7       39,950.8    (109,764.2)      27,638.3
THE ALGER AMERICAN FUND:
   Growth .....................................................               77,913.3       80,892.3     (62,587.2)      96,218.4
   Leveraged AllCap ...........................................               39,706.7       19,886.2     (25,258.4)      34,334.5
   Midcap Growth ..............................................               46,248.8       37,008.9     (26,837.8)      56,419.9
   Small Capitalization .......................................               59,484.7       88,997.4     (69,164.0)      79,318.1
AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
   Balanced ...................................................     c               --          879.5          (0.5)         879.0
   Income & Growth ............................................               70,366.7       22,154.9     (39,397.5)      53,124.1
   Inflation Protection .......................................                5,949.2        2,282.0      (2,993.9)       5,237.3
   International ..............................................               41,033.3        7,536.2     (13,622.2)      34,947.3
   Value ......................................................               42,069.7       22,552.6     (29,906.0)      34,716.3
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ......................................     c               --        2,308.1            --        2,308.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .....................               37,457.9       22,238.4     (34,537.8)      25,158.5
DREYFUS STOCK INDEX FUND: .....................................              156,579.9      114,489.0    (137,124.6)     133,944.3
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock ..........................................               18,342.0       35,368.7     (36,506.8)      17,203.9
   International Value ........................................               52,714.5       42,594.0     (41,374.6)      53,933.9
FEDERATED INSURANCE SERIES:
   Capital Income II ..........................................               23,521.0        3,411.0     (14,635.0)      12,297.0
   High Income Bond II ........................................              139,996.1      248,638.4    (324,065.7)      64,568.8
   International Equity II ....................................               36,309.1       23,164.4     (36,726.4)      22,747.1
JANUS ASPEN SERIES:
   Growth and Income ..........................................               20,514.6       50,188.8     (30,922.5)      39,780.9
   International Growth .......................................                4,936.3       36,128.7     (27,600.3)      13,464.7
   Large Cap Growth ...........................................     d         26,140.1       25,494.9     (14,515.7)      37,119.3
   Mid Cap Growth .............................................               42,491.8       34,290.2     (24,181.0)      52,601.0
   Worldwide Growth ...........................................               23,000.1        4,027.4     (10,969.9)      16,057.6
LAZARD RETIREMENT SERIES:
   Emerging Markets ...........................................                3,300.6      126,733.5     (59,504.3)      70,529.8
   Equity .....................................................                1,530.6       28,004.9     (19,115.0)      10,420.5
   International Equity .......................................                1,793.0        3,675.0      (1,774.5)       3,693.5
   Small Cap ..................................................               59,009.9       13,846.9     (30,345.3)      42,511.5
LORD ABBETT SERIES FUND:
   America's Value ............................................               38,348.0       27,305.6     (25,073.3)      40,580.3
   Growth and Income ..........................................              100,985.9       64,508.3     (68,520.7)      96,973.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS         UNITS           END
                                                                  NOTES     OF THE YEAR     PURCHASED     REDEEMED        OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ...................................................                7,636.6       11,403.4     (15,798.8)       3,241.2
   High Income Bond ...........................................     c               --          652.2        (262.9)         389.3
   Ltd. Mat. Bond .............................................               43,984.2       24,352.3     (20,735.9)      47,600.6
   Mid-Cap Growth .............................................               45,929.8       21,161.5     (36,028.7)      31,062.6
   Partners ...................................................               27,588.7       55,426.0     (54,534.7)      28,480.0
   Regency ....................................................               18,790.3       39,960.4     (51,469.1)       7,281.6
   Socially Responsive ........................................                     --        4,893.1         (79.5)       4,813.6
PIMCO VARIABLE INSURANCE TRUST:
   Money Market ...............................................               11,349.9      135,852.9    (124,343.2)      22,859.6
   Real Return ................................................               51,147.6       39,435.3     (26,122.7)      64,460.2
   Short Term .................................................                2,406.5       29,215.6      (7,041.0)      24,581.1
   Total Return ...............................................               53,410.3      108,389.4     (48,577.1)     113,222.6
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ..................................................     e               --          335.9            --          335.9
   Equity Income ..............................................               35,182.9       71,022.0     (52,006.3)      54,198.6
   Europe .....................................................                3,065.0       12,972.8      (6,862.5)       9,175.3
   Fund .......................................................               67,334.3       35,131.6     (37,936.1)      64,529.8
   High Yield .................................................     c               --      159,973.9     (68,552.0)      91,421.9
   Mid Cap Value ..............................................     c               --        8,706.3      (1,375.7)       7,330.6
   Money Market ...............................................     c               --             --            --             --
POTOMAC INSURANCE TRUST:
   Dynamic VP HY Bond .........................................     c               --       15,232.0     (10,550.5)       4,681.5
ROYCE CAPITAL FUND:
   Micro Cap ..................................................               36,681.1       21,165.9     (18,955.6)      38,891.4
   Small Cap ..................................................               71,310.4       59,446.2     (52,701.6)      78,055.0
RYDEX VARIABLE TRUST:
   Arktos .....................................................                1,424.6      461,963.4    (431,459.6)      31,928.4
   Banking ....................................................                  107.8       11,771.1     (11,481.5)         397.4
   Basic Materials ............................................                4,435.2       78,968.1      (2,391.0)      81,012.3
   Biotechnology ..............................................                1,997.6       91,690.5     (22,113.3)      71,574.8
   CLS AdvisorOne Amerigo .....................................     c               --        9,632.5      (6,833.7)       2,798.8
   CLS AdvisorOne Clermont ....................................     c               --          185.9        (185.9)            --
   Commodities ................................................     f               --       21,118.5     (19,070.4)       2,048.1
   Consumer Products ..........................................                  327.1       39,867.5     (32,903.2)       7,291.4
   Electronics ................................................                1,956.8       66,655.6     (27,914.0)      40,698.4
   Energy .....................................................               38,919.1      128,929.3     (79,488.5)      88,359.9
   Energy Services ............................................               36,994.3      125,125.7     (94,284.1)      67,835.9
   Financial Services .........................................                2,249.9       27,391.4     (12,456.1)      17,185.2
   Health Services ............................................                  865.0       52,003.1     (35,961.0)      16,907.1
   Internet ...................................................                1,903.7       40,512.5      (5,756.2)      36,660.0
   Inverse Dynamic Dow 30 .....................................                   94.3       22,694.0     (22,720.4)          67.9
   Inverse Mid-Cap ............................................                     --        3,511.8      (3,511.8)            --
   Inverse Small-Cap ..........................................                     --      115,582.4     (67,858.9)      47,723.5
   Juno .......................................................                7,526.3      189,703.8    (193,771.9)       3,458.2
   Large Cap Europe ...........................................                  108.2       17,422.3     (14,151.0)       3,379.5
   Large Cap Growth ...........................................                  227.7       31,712.5     (20,434.1)      11,506.1
   Large Cap Japan ............................................                2,480.4       72,808.7     (26,590.6)      48,698.5
   Large Cap Value ............................................                     --       17,919.5     (13,755.9)       4,163.6
   Leisure ....................................................                  442.1       21,977.9     (13,369.1)       9,050.9
   Long Dynamic Dow 30 ........................................                  468.7      288,752.1    (289,095.4)         125.4
   Medius .....................................................               31,582.0      102,531.6    (124,320.9)       9,792.7
   Mekros .....................................................               46,930.5      110,544.7    (127,044.2)      30,431.0
   Mid-Cap Growth .............................................                   71.6       44,211.5     (29,258.0)      15,025.1
   Mid-Cap Value ..............................................                  322.3       63,992.1     (62,563.9)       1,750.5
   Nova .......................................................               15,780.2       83,996.7     (80,145.2)      19,631.7
   OTC ........................................................               55,438.0      145,751.0    (189,309.5)      11,879.5
   Precious Metals ............................................                2,131.8      175,056.7    (163,421.4)      13,767.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                            NUMBER                                        NUMBER
                                                                           OF UNITS                                      OF UNITS
                                                                           BEGINNING        UNITS           UNITS           END
                                                                NOTES     OF THE YEAR     PURCHASED       REDEEMED        OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Real Estate ................................................             31,656.8       51,589.9       (72,860.7)      10,386.0
   Retailing ..................................................                   --        9,122.6        (9,122.6)            --
   Sector Rotation ............................................              4,513.1        9,500.7        (5,245.4)       8,768.4
   Small-Cap Growth ...........................................              4,533.6       21,478.0       (17,794.5)       8,217.1
   Small-Cap Value ............................................             33,795.7       16,732.3       (41,365.4)       9,162.6
   Strengthening Dollar .......................................                   --        3,662.9        (3,662.9)            --
   Technology .................................................                   --       36,984.1        (4,130.4)      32,853.7
   Telecommunications .........................................              1,656.5       69,053.5       (37,477.4)      33,232.6
   Titan 500 ..................................................                120.3      235,766.7      (141,912.5)      93,974.5
   Transportation .............................................              5,901.7       26,176.5       (12,460.7)      19,617.5
   U.S. Government Bond .......................................              6,762.5      183,284.0      (184,509.2)       5,537.3
   U.S. Government Money Market ...............................            205,474.7    2,993,313.6    (2,653,979.1)     544,809.2
   Ursa .......................................................              9,345.5       36,399.2       (36,766.0)       8,978.7
   Utilities ..................................................             15,412.2       86,339.9       (43,966.9)      57,785.2
   Velocity 100 ...............................................             34,512.2      572,497.6      (518,627.0)      88,382.8
SALOMON BROTHERS VARIABLE SERIES FUNDS:
   All Cap Value I ............................................              2,578.2       13,899.9        (3,261.4)      13,216.7
   High Yield Bond I ..........................................                   --      197,978.1      (197,978.1)            --
   Large Cap Growth I .........................................                844.7       22,975.1       (20,389.8)       3,430.0
   Strategic Bond I ...........................................              9,967.1       12,994.6       (18,120.6)       4,841.1
   Total Return I .............................................                 22.4        4,702.3        (2,699.7)       2,025.0
SELIGMAN PORTFOLIO, INC:
   Communications & Information ...............................             45,647.3        8,289.0       (15,228.8)      38,707.5
   Global Technology ..........................................             12,460.6        1,603.5        (6,563.6)       7,500.5
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II ..........................................   g         10,448.5           69.6       (10,518.1)            --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ......................................................             23,794.4      142,688.8       (89,892.8)      76,590.4
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ............................................             11,887.7       30,010.2        (6,806.5)      35,091.4
   Bond .......................................................             19,658.0       13,697.5        (9,448.7)      23,906.8
   Emerging Markets ...........................................             82,369.5       67,160.1       (72,724.1)      76,805.5
   Hard Assets ................................................             26,070.7       45,415.2       (28,905.6)      42,580.3
   Real Estate ................................................             32,460.2       32,403.7       (33,497.7)      31,366.2
VARIABLE INSURANCE FUNDS: .....................................
   Choice Market Neutral Fund .................................   h         95,462.0        5,847.8      (101,309.8)            --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery ..................................................   i               --       12,189.8          (676.6)      11,513.2
   Opportunity ................................................   j         50,243.9       20,061.9       (19,849.0)      50,456.8
----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                               3,405,312.7   11,659,726.8   (10,392,394.0)   4,672,645.5
==================================================================================================================================

a)    For the period January 1, 2005 through May 31, 2005 (liquidation of fund).
b) Formally AIM VIF Health Science Fund prior to its name change effective July 1, 2005.
c)    For the period May 1, 2005 (inception of fund) through December 31, 2005.
d) Formally Janus Aspen Growth Fund prior to its name change effective May 1, 2005.
e)    For the period July 15, 2005  (inception  of fund)  through  December  31,
      2005.
f)    For the period October 21, 2005  (inception of Fund) through  December 31,
      2005.
g) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).
h)    For the period January 1, 2005 through May 8, 2005 (liquidation of fund).
i)    For the period  April 8, 2005  (inception  of fund)  through  December 31,
      2005.
j) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2004, were as follows:

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS         UNITS           END
                                                                  NOTES     OF THE YEAR     PURCHASED     REDEEMED        OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced .................................................                 33,216.9       81,794.8     (48,677.9)      66,333.8
   Equity ...................................................                 25,802.1       84,101.5     (57,237.4)      52,666.2
   Fixed Income .............................................                 35,480.5       55,962.0     (50,335.4)      41,107.1
   Focus 20 .................................................                 65,197.3       54,745.3    (105,022.1)      14,920.5
   Government Securities ....................................                 39,241.8       65,808.6     (64,441.7)      40,608.7
   High Yield ...............................................                 91,417.6      202,017.9    (212,369.2)      81,066.3
   Money Market .............................................                134,312.6    1,005,978.7    (996,171.4)     144,119.9
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ..............................................                  2,040.0       17,315.3      (6,715.3)      12,640.0
   Core Stock ...............................................       a          2,281.0        3,680.4      (1,844.7)       4,116.7
   Financial Services .......................................       b          4,207.8       12,576.1     (11,931.6)       4,852.3
   Health Sciences ..........................................       c         10,659.4       24,858.4     (20,703.1)      14,814.7
   High Yield ...............................................       d              0.0      102,936.9     (11,424.2)      91,512.7
   Mid Cap Core Equity ......................................                  6,524.7       33,186.7     (14,506.5)      25,204.9
   Real Estate ..............................................       e         11,491.9       43,582.4     (19,123.7)      35,950.6
   Technology ...............................................       f        108,936.7      107,414.8    (118,899.8)      97,451.7
THE ALGER AMERICAN FUND:
   Growth ...................................................                 36,575.1       67,978.1     (26,639.9)      77,913.3
   Leveraged AllCap .........................................                 37,120.9       38,398.2     (35,812.4)      39,706.7
   MidCap Growth ............................................                 23,240.0       84,597.2     (61,588.4)      46,248.8
   Small Capitalization .....................................                 40,285.7      108,319.6     (89,120.6)      59,484.7
AMERICAN CENTURY VARIABLE PORTFOLIOS:
   Income & Growth ..........................................                 13,818.6      108,010.0     (51,461.9)      70,366.7
   Inflation Protection .....................................       h               --        9,333.5      (3,384.3)       5,949.2
   International ............................................                 21,588.4       34,526.6     (15,081.7)      41,033.3
   Value ....................................................                 35,385.2       82,314.5     (75,630.0)      42,069.7
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock ........................................                  7,708.0       17,556.4      (6,922.4)      18,342.0
   International Value ......................................                 26,277.7       99,756.5     (73,319.7)      52,714.5
DREYFUS SOCIALLY RESPONSIBLE GROWTH .........................                  9,517.2       35,225.1      (7,284.4)      37,457.9
DREYFUS STOCK INDEX .........................................                114,285.2      245,969.6    (203,674.9)     156,579.9
FEDERATED INSURANCE SERIES:
   Capital Income II ........................................                 13,333.6       11,308.2      (1,120.8)      23,521.0
   High Income Bond II ......................................                139,518.4      200,447.5    (199,969.8)     139,996.1
   International Equity II ..................................                 15,012.0       66,440.4     (45,143.3)      36,309.1
FIRST AMERICAN INSURANCE PORTFOLIOS:
   Large Cap Growth .........................................       g          2,596.8        9,166.7     (11,763.5)            --
   Mid Cap Growth ...........................................       g         10,667.4       33,645.5     (44,312.9)            --
INVESCO VARIABLE INVESTMENT FUNDS:
   High Yield ...............................................       i         81,021.1       15,679.0     (96,700.1)            --
   Telecommunications .......................................       j          9,564.6        6,012.1     (15,576.7)            --
JANUS ASPEN SERIES:
   Growth ...................................................       p         35,818.5       39,681.4     (49,359.8)      26,140.1
   Growth and Income ........................................                  8,677.4       18,790.0      (6,952.8)      20,514.6
   International Growth .....................................                     97.9       16,622.2     (11,783.8)       4,936.3
   Mid Cap Growth ...........................................                 29,146.3       72,563.1     (59,217.6)      42,491.8
   Worldwide Growth .........................................                 40,130.7       16,582.2     (33,712.8)      23,000.1
LAZARD RETIREMENT SERIES:
   Emerging Markets .........................................       h               --       27,144.4     (23,843.8)       3,300.6
   Equity ...................................................                  3,365.8          762.6      (2,597.8)       1,530.6
   International Equity .....................................       h               --        1,793.0            --        1,793.0
   Small Cap ................................................                 62,123.4       50,382.7     (53,496.2)      59,009.9
LORD ABBETT SERIES FUNDS:
   America's Value ..........................................                  6,237.5       39,232.3      (7,121.8)      38,348.0
   Growth and Income ........................................                 59,789.3      100,000.8     (58,804.2)     100,985.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS         UNITS           END
                                                                  NOTES     OF THE YEAR     PURCHASED     REDEEMED        OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano .................................................                  1,486.9        6,160.9         (11.2)       7,636.6
   Limited Maturity Bond ....................................                 28,161.6       70,200.0     (54,377.4)      43,984.2
   Midcap Growth ............................................                 24,504.8       28,519.5      (7,094.5)      45,929.8
   Partners .................................................                 10,052.5       80,522.0     (62,985.8)      27,588.7
   Regency ..................................................                    389.4       27,097.0      (8,696.1)      18,790.3
PIMCO VARIABLE INSURANCE TRUST:
   Money Market .............................................       h               --       15,583.3      (4,233.4)      11,349.9
   Real Return ..............................................                  6,985.3       54,400.8     (10,238.5)      51,147.6
   Short Term ...............................................       h               --        3,710.4      (1,303.9)       2,406.5
   Total Return .............................................                 11,715.3       60,810.3     (19,115.3)      53,410.3
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income ............................................                 18,432.4       74,440.7     (57,690.2)      35,182.9
   Europe ...................................................                 12,071.2        9,703.2     (18,709.4)       3,065.0
   Fund .....................................................                  7,500.9       65,083.4      (5,250.0)      67,334.3
ROYCE CAPITAL FUND:
   Micro Cap ................................................                  9,896.5       38,467.3     (11,682.7)      36,681.1
   Small Cap ................................................                 14,108.5       86,554.2     (29,352.3)      71,310.4
RYDEX VARIABLE TRUST
   Arktos ...................................................       h               --       44,802.7     (43,378.1)       1,424.6
   Banking ..................................................       h               --       26,287.8     (26,180.0)         107.8
   Basic Materials ..........................................       h               --       19,956.2     (15,521.0)       4,435.2
   Biotechnology ............................................       h               --        5,046.9      (3,049.3)       1,997.6
   Consumer Products ........................................       h               --        1,215.6        (888.5)         327.1
   Electronics ..............................................       h               --        2,281.3        (324.5)       1,956.8
   Energy ...................................................       h               --       47,193.1      (8,274.0)      38,919.1
   Energy Services ..........................................       h               --       60,311.0     (23,316.7)      36,994.3
   Financial Services .......................................       h               --       15,226.1     (12,976.2)       2,249.9
   Health Care ..............................................       h               --       30,640.2     (29,775.2)         865.0
   Internet .................................................       h               --        7,763.8      (5,860.1)       1,903.7
   Inverse Dynamic Dow 30 ...................................       k               --          635.7        (541.4)          94.3
   Juno .....................................................                    976.7       57,210.5     (50,660.9)       7,526.3
   Large Cap Europe .........................................       h               --          247.8        (139.6)         108.2
   Large Cap Growth .........................................       k               --          227.7            --          227.7
   Large Cap Japan ..........................................       h               --        6,285.6      (3,805.2)       2,480.4
   Leisure ..................................................       h               --        4,825.6      (4,383.5)         442.1
   Long Dynamic Dow 30 ......................................       k               --        2,574.3      (2,105.6)         468.7
   Medius ...................................................                    788.2      128,715.4     (97,921.6)      31,582.0
   Mekros ...................................................                 13,941.4      140,793.5    (107,804.4)      46,930.5
   Mid Cap Growth ...........................................       k               --           71.6            --           71.6
   Mid Cap Value ............................................       k               --          322.3            --          322.3
   Nova .....................................................                 23,877.5      110,095.5    (118,192.8)      15,780.2
   OTC ......................................................                 32,251.2      128,871.2    (105,684.4)      55,438.0
   Precious Metals ..........................................       h               --       20,489.2     (18,357.4)       2,131.8
   Real Estate ..............................................       h               --       58,940.4     (27,283.6)      31,656.8
   Sector Rotation ..........................................                    286.8       15,601.4     (11,375.1)       4,513.1
   Small Cap Growth .........................................       k               --        4,533.6            --        4,533.6
   Small Cap Value ..........................................       k               --       33,795.7            --       33,795.7
   Telecommunications .......................................       h               --        1,656.5            --        1,656.5
   Titan 500 ................................................       h               --          194.1         (73.8)         120.3
   Transportation ...........................................       h               --       13,449.9      (7,548.2)       5,901.7
   U.S. Government Bond .....................................                    916.7       68,389.0     (62,543.2)       6,762.5
   U.S. Government Money Market .............................                 14,450.5    1,018,760.4    (827,736.2)     205,474.7
   Ursa .....................................................                  8,868.9        9,401.4      (8,924.8)       9,345.5
   Utilities ................................................       h               --       18,735.7      (3,323.5)      15,412.2
   Velocity 100 .............................................       h               --       44,923.9     (10,411.7)      34,512.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS         UNITS           END
                                                                  NOTES     OF THE YEAR     PURCHASED     REDEEMED        OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS:
   All Cap ..................................................       h               --        3,072.9        (494.7)       2,578.2
   All Cap Value ............................................       m               --          345.5        (345.5)            --
   Large Cap Growth .........................................       h               --          844.7            --          844.7
   Strategic Bond ...........................................       h               --       17,869.6      (7,902.5)       9,967.1
   Total Return .............................................       h               --        1,835.3      (1,812.9)          22.4
SELIGMAN PORTFOLIOS:
   Communications and Information ...........................                 23,582.7       42,626.1     (20,561.5)      45,647.3
   Global Technology ........................................                 12,489.3        6,201.1      (6,229.8)      12,460.6
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II ........................................       n         15,920.1       28,918.3     (34,389.9)      10,448.5
STRONG OPPORTUNITY II .......................................       O         25,405.9       54,414.1     (29,576.1)      50,243.9
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ....................................................                  5,403.5       26,783.6      (8,392.7)      23,794.4
LEVCO SERIES TRUST:
   Equity Value .............................................       l         30,940.8        2,452.9     (33,393.7)            --
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ..........................................                    847.3       14,701.2      (3,660.8)      11,887.7
   Bond .....................................................                 13,359.5       24,282.9     (17,984.4)      19,658.0
   Emerging Markets .........................................                 26,527.2      113,293.3     (57,451.0)      82,369.5
   Hard Assets ..............................................                 47,306.3       55,130.7     (76,366.3)      26,070.7
   Real Estate ..............................................                 11,641.9       55,640.8     (34,822.5)      32,460.2
VARIABLE INSURANCE FUND:
   Choice Market Neutral Fund ...............................                 72,037.6      169,732.0    (146,307.6)      95,462.0
----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                 1,980,838.3    6,944,069.8  (5,519,595.4)   3,405,312.7
==================================================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.
b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.
c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004 and effective July 15, 2005 the fund was renamed Global Health Care.
d) For the period April 30, 2004 through December 31, 2004 as a result of the AIM/Invesco mergers on April 30, 2004.
e) Formerly Invesco VIT Real Estate Opportunity prior to its name change effective April 30, 2004.
f) Formerly Invesco VIT Technology prior to its name change effective October 15, 2004.
g) For the period January 1, 2004 through August 27, 2004 (liquidation of funds).
h)    For the period May 1, 2004 (inception of funds) through December 31, 2004.
i) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).
j) For the period January 1, 2004 through April 29, 2004 (fund merged into Invesco VIF Technology).
k)    For the period July 15, 2004  (inception  of funds)  through  December 31,
      2004.
l)    For the period  January 1, 2004 through  August 31, 2004  (termination  of fund).
m) For the period May 1, 2004 (inception of fund) through August 13 2004 (termination of fund).
n) Effective April 8, 2005, the fund was merged into Wells Fargo Advantage Discovery.
o) Effective April 8, 2005, the fund was renamed Wells Fargo Advantage Opportunity.
p)    Effective May 1, 2005, the fund was renamed Janus Aspen Large Cap Growth.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NEW YORK, NEW YORK

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account I as of December 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account I as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
February 24, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

      We have audited the statements of operations and changes in net assets of Jefferson National Life Annuity Account I (the "Account"), for the year ended December 31, 2004, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations and changes in net assets of Jefferson National Life Annuity Account I, for the year ended December 31, 2004, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

New York, New York
March 28, 2005

                                  JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

                                  SPONSOR

                                  Jefferson National Life Insurance Company

                                  DISTRIBUTOR

                                  Inviva Securities Corporation

                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

                                  BDO Seidman, LLP - For the year ended
                                  12/31/05
                                  Ernst & Young, LLP - For the year ended
                                  12/31/04

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         The following financial statements are included in Part B of the Registration Statement:

         The financial statements of Jefferson National Life Insurance Company at December 31, 2005 and 2004, and for the years then ended.

         The financial statements of Jefferson National Life Annuity Account I at December 31, 2005 and for each of the two years in the period ended December 31, 2005.

(b)      Exhibits


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
(1)    (a)           Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.    (2)

       (b)           Resolution Changing the Name of the Separate Account                                                      (1)

(2)                  Not Applicable.

(3)    (a)    (i)    Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Inviva     (1)
                     Securities Corporation.

              (ii)   Form of Amendment to Principal Underwriter's Agreement                                                    (1)

       (b)    Form of Selling Agreement                                                                                        (1)

(4)    (a)           Form of Individual Contract Fixed and Variable Accounts. (CVIC-2004)                                      (1)

       (b)           Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4001)                                               (1)

       (c)           Form of Guaranteed Minimum Income Benefit Rider. (CVIC-4002)                                              (1)

       (d)           Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)                   (1)

       (e)           Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)       (1)

       (f)           Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)               (1)

       (g)           Form of Earnings Protection Additional Death Benefit Rider. (CVIC-4026)                                   (1)

       (h)           Form of Individual Retirement Annuity Endorsement. (IRA-2002)                                             (1)

       (i)           Form of Roth Individual Retirement Annuity Endorsement. (Roth-2002)                                       (1)

       (j)           Form of Section 403(b) Annuity Endorsement. (TSA-2002)                                                    (1)

       (k)           Form of Form of Guaranteed Minimum Death Benefit Option 2 Rider. (JNL-4004)                               (1)

       (l)           Form of Guaranteed Minimum Income Benefit Option 2 Rider. (JNL-4006)                                      (1)

       (m)           Form of Guaranteed Minimum Withdrawal Benefit Rider. (JNL-4005)                                           (1)

       (n)           Form of Removal of Subaccount Limitation Endorsement (JNL-ADV SERIES-END-1)                               (10)

       (o)           Form of Death Benefit - Adjusted Partial Withdrawal Endorsement (JNL-ADV SERIES-END-2)                    (10)

       (p)           Form of CDSC modification Endorsement (JNL-ADV SERIES-END 3)                                              (10)



(5)                  Form of Application for Individual Annuity Contract. (JNL-6000)                                           (1)

(6)    (a)           Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.                     (1)

       (b)           Amended and Restated By-Laws of the Company.                                                              (1)

(7)                  Not Applicable.

(8)    (a)           Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity       (1)
                     Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

              (i)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among    (12)
                     40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

       (b)    (i)    Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life            (3)
                     Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

              (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors,     (1)
                     Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

              (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors,       (12)
                     Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

       (c)    (i)    Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company   (4)
                     and Fred Alger and Company, Inc. dated March 31, 1995.

              (ii)   Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund,    (5)
                     Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

              (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund,    (5)
                     Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

              (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger       (1)
                     American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                     dated March 31, 1995.

              (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund,         (12)
                     Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

       (d)    (i)    Form of Participation Agreement between Great American Reserve Insurance Company and American Century     (4)
                     Investment Services as of 1997.

              (ii)   Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve   (5)
                     Insurance Company and American Century Investment Services as of 1997.

              (iii)  Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve   (5)
                     Insurance Company and American Century Investment Services as of 1997.

              (iv)   Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve    (5)
                     Insurance Company and American Century Investment Services as of 1997.

              (v)    Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve    (5)
                     Insurance Company and American Century Investment Services as of 1997.

              (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great    (1)
                     American Reserve Insurance Company and American Century Investment Services as of 1997.



              (vii)  Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National Life        (10)
                     Insurance Company and American Century Investment Services as of 1997.

              (viii) Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life        (12)
                     Insurance Company and American Century Investment Services as of 1997.

       (e)    (i)    Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company,        (5)
                     Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and
                     Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

              (ii)   Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among      (5)
                     Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                     Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

              (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among         (1)
                     Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                     Investment Portfolios.

              (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco        (1)
                     Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                     Portfolios.

              (v)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among         (10)
                     Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                     Investment Portfolios.

       (f)    (i)    Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance         (4)
                     Company and Insurance Management Series, Federated Securities Corp.

              (ii)   Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco      (5)
                     Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

              (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and        (5)
                     among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

              (iv)   Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco      (1)
                     Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

              (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among       (12)
                     Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

       (g)    (i)    Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American    (6)
                     Asset Management and Conseco Variable Insurance Company dated 2001.

              (ii)   Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American         (5)
                     Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance
                     Company dated 2001.

              (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American            (1)
                     Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                     Insurance Company dated 2001.

       (h)    (i)    Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company    (1)
                     dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

              (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement Janus Aspen Series and Jefferson       (10)
                     National Life Insurance Company dated May 1, 2003.

              (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus        (12)
                     Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

       (i)    (i)    Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC,       (1)
                     Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

              (ii)   Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series,     (1)
                     Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life
                     Insurance Company dated May 1, 2003.

       (j)    (i)    Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great            (4)
                     American Reserve Insurance Company.

              (ii)   Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and       (7)
                     among Lord, Abbett & Co. and Great American Reserve Insurance Company.

              (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among      (1)
                     Lord, Abbett & Co. and Great American Reserve Insurance Company.

       (k)    (i)    Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers               (5)
                     Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great
                     American Reserve Insurance Company.

              (ii)   Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among      (5)
                     Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management
                     Incorporated and Conseco Variable Insurance Company.

              (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and       (5)
                     among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman
                     Management Incorporated and Conseco Variable Insurance Company.

              (iv)   Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among      (8)
                     Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                     National Life Insurance Company.

              (v)    Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and          (1)
                     among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                     Jefferson National Life Insurance Company.

              (vi)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among      (10)
                     Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                     National Life Insurance Company.

              (vii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among      (12)
                     Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                     National Life Insurance Company.

       (l)    (i)    Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO      (1)
                     Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13,
                     2004 thereto.

              (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among         (10)
                     PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance
                     Company.

              (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among         (12)
                     PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance
                     Company.

       (m)    (i)    Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson        (1)
                     National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
                     Inc.

              (ii)   Form of Amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,     (10)
                     Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                     Distributor, Inc.

              (iii)  Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust,     (12)
                     Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                     Distributor, Inc.

       (n)           Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce &                (1)
                     Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and
                     Form of Amendment dated April 5, 2004 thereto.

              (i)    Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce &          (12)
                     Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

       (o)    (i)    Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company,     (9)
                     RYDEX Variable Trust and PADCO Financial Services, Inc.

              (ii)   Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by     (1)
                     and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

              (iii)  Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by        (10)
                     and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial
                     Services, Inc.

              (iv)   Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by        (12)
                     and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial
                     Services, Inc.

       (p)    (i)    Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company        (1)
                     and Citigroup Global Markets Inc.

              (ii)   Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between           (10)
                     Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

       (q)    (i)    Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman        (6)
                     Advisors, Inc. and Conseco Variable Insurance Company.

              (ii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and          (5)
                     among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

              (iii)  Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among      (1)
                     Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

              (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman       (1)
                     Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

              (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among         (12)
                     Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

       (r)    (i)    Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance        (5)
                     Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital
                     Management, Inc. and Strong Funds Distributors, Inc.

              (ii)   Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and          (5)
                     among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                     Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

              (iii)  Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and          (5)
                     among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                     Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

              (iv)   Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among        (5)
                     Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund
                     II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

              (v)    Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30,    (1)
                     1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                     Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

       (s)    (i)    Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and       (8)
                     Jefferson National Life Insurance Company.

              (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and        (1)
                     among Third Avenue Management LLC and Jefferson National Life Insurance Company.

       (t)    (i)    Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance           (5)
                     Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

              (ii)   Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and        (5)
                     among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates
                     Corporation.

              (iii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and        (5)
                     among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates
                     Corporation.

              (iv)   Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van       (8)
                     Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance
                     Company.

       (u)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund             (1)
                     Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

              (ii)   Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance     (1)
                     Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1,
                     2003.

       (v)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds      (10)
                     Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

              (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life            (12)
                     Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8,
                     2005.

       (w)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset         (10)
                     Management, LLC and Potomac Insurance Trust dated May 1, 2005.

              (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life            (12)
                     Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

       (x)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital       (12)
                     Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

(9)                  Opinion and Consent of Counsel.                                                                           (12)

(10)                 Opinion and Consent of Outside Auditors.                                                                  (12)

(11)                 Financial Statements omitted from Item 23 above.                                                          N/A

(12)                 Initial Capitalization Agreement.                                                                         N/A

(13)          (i)    Powers of Attorney.                                                                                       (1)

              (ii)   Powers of Attorney - Laurence Greenberg                                                                   (11)

              (iii)  Powers of Attorney - Robert Jefferson                                                                     (12)

(1) Incorporated herein by reference to Post-Effective Nos. 7 and 8 to the Registration Statement for Jefferson National Life Annuity Account (File Nos. 333-5836 and 811-10213) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000479).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on January 17, 2001 (Accession Number 0000928389-01-000006).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 8 and 9 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002831).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Filed Herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                        POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Brian Heaphy                     Director--Mergers & Acquisitions
Jeff Fritsche                    Tax Director
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director




(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 425 Lexington Avenue, New York
10017.

(3) The business address of this director is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, Pennsylvania 19103.





ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

   The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


                                                            ORGANIZATIONAL CHART


---------------------
  SMILOW & HECHT
AND FAMILY MEMBERS(1)
---------------------
    | 100%
-------      ------------     ---------    ---------   --------     ---------   -------
INVIVA,      INVIVA, INC.     SERIES A     SERIES B    SERIES C     SERIES D    SECURED
L.L.C.       MANAGEMENT       PREFERRED    PREFERRED   PREFERRED    PREFERRED   NOTES
(CA)            AND            STOCK(3)     STOCK(4)   STOCK(5)     STOCK(6)    -------
             EMPLOYEES(2)     ---------    ---------   ---------    ---------      |
------       ------------         |            |           |             |         |
  | 73%           | 27%           |            |           |             |         |
---------------------------------------------------------------------------------------
                              INVIVA, INC.
                                  (DE)
---------------------------------------------------------------------------------------
                                   | 100%
----------------------------------------------------------------------------------------------------------------------
   |              |                |            |          |            |           |           |          |         |
---------    -----------      ----------   ---------   ---------    ---------   ---------  ---------  ---------  ---------
 LIFCO         INVIVA             JNF       INVIVA      INVIVA       INVIVA      INVIVA     INVIVA     INVIVA     INVIVA
HOLDING      SECURITIES         HOLDING    INSURANCE   STATUTORY    STATUTORY   STATUTORY  STATUTORY  STATUTORY  STATUTORY
COMPANY,     CORPORATION       COMPANY,     AGENCY,     TRUST I     TRUST III   TRUST IV    TRUST V    TRUST VI   TRUST VII
INC. (DE)       (DE)           INC. (DE)   INC. (DE)    (DE)(7)      (CT)(7)     (DE)(7)    (DE)(7)    (DE)(7)    (DE)(7)
---------    -----------      ----------   ---------   ---------    ---------   ---------  ---------  ---------  ---------
   |                          100% |
   |                          ----------
   | 100%                     JEFFERSON
   |                          NATIONAL
   |                          FINANCIAL
   |                          CORP. (DE)
   |                          ----------
   |                                |
---------------------------   ---------------------------------
THE AMERICAN LIFE INSURANCE   JEFFERSON NATIONAL LIFE INSURANCE
  COMPANY OF NEW YORK (NY)               COMPANY (TX)
---------------------------   ---------------------------------


(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership:
     Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth
     B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 28, 2006, the number of The Advantage Strategy contract funded by Jefferson National Life Annuity Account I was 1158 of which 792 were qualified contracts and 366 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

   The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C Jefferson National Life Annuity Account E Jefferson National Life Annuity Account F Jefferson National Life Annuity Account G Jefferson National Life Annuity Account H Jefferson National Life Annuity Account J


(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

NAME                                                  POSITIONS AND OFFICES
Craig A. Hawley                 President, General Counsel and Secretary
Robert B. Jefferson*            Director*
Edward J. O'Brien, IV           Chief Financial Officer

* The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

(c) ISC retains no compensation or commissions from the registrant.

                                                                    COMPENSATION
                                                                         ON
                                         NET UNDERWRITING            REDEMPTION
NAME OF PRINCIPAL                         DISCOUNTS AND                  OR                 BROKERAGE
UNDERWRITER                                COMMISSIONS              ANNUITIZATION          COMMISSIONS            COMPENSATION

Inviva Securities Corporation                  None                     None                   None                   None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 9 and 10 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 28th day of April, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*
Name: Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.







                SIGNATURE                                                    TITLE                                         DATE
/s/ David A. Smilow*                         Chairman of the Board                                                    4/28/06
Name: David Smilow

/s/ Tracey Hecht Smilow*                     Director                                                                 4/28/06
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*                   Director, Chief Executive Officer and President                          4/28/06
Name: Laurence Greenberg

/s/ Timothy D. Rogers*                       Chief Financial Officer and Treasurer                                    4/28/06
Name: Timothy D. Rogers

/s/ Dean C. Kehler*                          Director                                                                 4/28/06
Name: Dean C. Kehler

/s/ Robert Jefferson*                        Director                                                                 4/28/06
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                                                                4/28/06
Attorney in Fact

                                  EXHIBIT INDEX

(8)     (a)   (i)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated October 23, 2002 by and among 40|86 Series
                     Trust, 40|86 Advisors, Inc. and Jefferson National Life
                     Insurance Company

        (b)   (iii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

        (c)   (v)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement among the Alger American Fund, Jefferson National
                     Life Insurance Company and Fred Alger and Company, Inc.
                     dated March 31, 1995.

        (d)   (viii) Form of Amendment dated May 1, 2006 to the Participation
                     Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

        (f)   (v)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated March 6, 1995 by and among Jefferson
                     National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

        (h)   (iii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

        (k)   (vii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (l)   (iii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

        (m)   (iii)  Form of amendment to Participation Agreement dated May 1,
                     2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

        (n)   (i)    Form of amendment to Participation Agreement dated May 1,
                     2006 among Royce Capital Fund, Royce & Associates, LLC and
                     Jefferson National Life Insurance Company and Inviva
                     Securities Corporation.

        (o)   (iv)   Form of Amendment dated May 1, 2006 to the Form of
                     Participation Agreement dated March 24, 2000 by and among
                     Jefferson National Life Insurance Company, RYDEX Variable
                     Trust and PADCO Financial Services, Inc.

        (q)   (v)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated May 1, 2000 by and among Seligman
                     Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
                     National Life Insurance Company.

        (v)   (ii)   Form of Amendment dated May 1, 2006 to Participation
                     Agreement between Jefferson National Life Insurance
                     Company, Wells Fargo Funds Distributor, LLC and Wells Fargo
                     Variable Trust dated April 8, 2005.

        (w)   (ii)   Form of Amendment dated May 1, 2006 to Participation
                     Agreement between Jefferson National Life Insurance
                     Company, Rafferty Asset Management, LLC and Potomac
                     Insurance Trust dated May 1, 2005.

        (x)    (i)    Form of Participation Agreement between Jefferson National
                     Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.

(13)    (a)   (iii)  Powers of Attorney - for Robert Jefferson